UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Metaverse ETF Fidelity® Metaverse ETF : FMET Principal U.S. Listing Exchange : The Nasdaq Stock Market LLC

This annual shareholder report contains information about Fidelity® Metaverse ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Metaverse ETF	$ 41	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, the United States gained 20% and was a notable contributor to the fund's performance for the fiscal year.
•By sector, information technology rose 17% and contributed most, driven by the semiconductors & semiconductor equipment industry (+81%). Industrials stocks also helped, gaining roughly 214% and benefiting from the commercial & professional services industry (+214%). The real estate sector was up 20%, boosted by equity real estate investment trusts (+20%). Consumer discretionary (+19%) also contributed, lifted by consumer durables & apparel stocks (+19%).
•In contrast, Asia Pacific ex Japan, primarily Israel (-75%), returned -62% and detracted most, followed by emerging markets (-10%), especially South Korea (-21%). From a sector standpoint, communication services returned about -9% and hurt most, hampered by the media & entertainment industry (-9%).
•Turning to individual stocks, the biggest contributor was Advanced Micro Devices (+299%), from the semiconductors & semiconductor equipment group. From the same industry, Monolithic Power Systems gained approximately 89% and helped as well. Alphabet, within the media & entertainment group, gained 105% and lifted the fund, as did Planet Labs PBC (+214%), a stock in the commercial & professional services group. Among technology hardware & equipment firms, Apple (+41%) further contributed.
•Conversely, the biggest detractor was Adobe (-47%), from the software & services industry. In the same group, Wix.com (-75%) and Microsoft (-24%) also hurt. Lastly, ROBLOX (-49%) and Meta Platforms (-23%), within the media & entertainment industry, hindered the fund as well.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2022 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Metaverse ETF - NAV	8.87%	9.90%
Fidelity Metaverse Index℠	9.30%	10.38%
MSCI ACWI (All Country World Index) Index	24.03%	14.26%
A   From April 19, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$44,024,727
Number of Holdings	53
Total Advisory Fee	$178,539
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.7
Communication Services	40.8
Real Estate	8.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 77.4
China - 9.3
Korea (South) - 5.0
Japan - 2.4
France - 2.4
Germany - 0.8
Israel - 0.8
Singapore - 0.7
Sweden - 0.7
Hong Kong - 0.5

TOP HOLDINGS (% of Fund's net assets)
Advanced Micro Devices Inc	5.4
Alphabet Inc Class A	4.7
Equinix Inc	4.7
Apple Inc	4.5
NVIDIA Corp	4.5
Meta Platforms Inc Class A	4.4
Microsoft Corp	4.2
Adobe Inc	3.9
QUALCOMM Inc	3.7
Digital Realty Trust Inc	3.5
43.5
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913377.102    6566-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Electric Vehicles and Future Transportation ETF Fidelity® Electric Vehicles and Future Transportation ETF : FDRV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Electric Vehicles and Future Transportation ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Electric Vehicles and Future Transportation ETF	$ 45	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, the United States gained 33% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+57%), especially Germany (+98%).
•By sector, information technology rose about 75% and helped most, driven by the semiconductors & semiconductor equipment industry (+87%). Industrials stocks also lifted performance, gaining about 48% and benefiting from the capital goods industry (+93%). The materials sector rose roughly 81%.
•Conversely, Asia Pacific ex Japan, primarily Israel (-62%), returned -62% and was a notable detractor. From a sector standpoint, consumer discretionary returned approximately -10% and hurt most. This group was hampered by the automobiles & components industry (-9%).
•Turning to individual stocks, the biggest contributor was Renesas Electronics (+128%), from the semiconductors & semiconductor equipment category. Within the same group, Infineon Technologies (+116%) and Allegro MicroSystems (+102%) boosted the fund. Contemporary Amperex Technology (+118%) and Bloom Energy (+503%), within the capital goods segment, further lifted the fund.
•In contrast, the biggest detractor was Li Auto (-57%), from the automobiles & components industry. Within the same group, BYD (-41%), Lucid (-68%) and XPeng (-28%) hurt as well. Lastly, in transportation, Uber Technologies (-22%) also pressured the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 5, 2021 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Electric Vehicles and Future Transportation ETF - NAV	31.86%	-4.91%
Fidelity Electric Vehicles and Future Transportation Index℠	31.16%	-4.55%
MSCI ACWI (All Country World Index) Index	24.03%	12.22%
A   From October 5, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$27,985,593
Number of Holdings	53
Total Advisory Fee	$111,185
Portfolio Turnover	51%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	44.1
Information Technology	31.7
Industrials	20.7
Materials	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 44.0
China - 25.7
Japan - 6.5
Germany - 6.2
Netherlands - 4.3
Korea (South) - 3.3
Sweden - 2.8
Israel - 2.0
Canada - 1.5
Others - 3.7

TOP HOLDINGS (% of Fund's net assets)
Tesla Inc	5.0
Uber Technologies Inc	4.9
Contemporary Amperex Technology Co Ltd H Shares	4.8
Infineon Technologies AG	4.6
NXP Semiconductors NV	4.3
BYD Co Ltd H Shares	3.9
Rivian Automotive Inc Class A	3.8
Allegro MicroSystems Inc	3.6
Aptiv PLC	3.4
Aurora Innovation Inc Class A	3.1
41.4
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913375.102    6445-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Crypto Industry and Digital Payments ETF Fidelity® Crypto Industry and Digital Payments ETF : FDIG Principal U.S. Listing Exchange : The Nasdaq Stock Market LLC

This annual shareholder report contains information about Fidelity® Crypto Industry and Digital Payments ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Crypto Industry and Digital Payments ETF	$ 43	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, the United States gained 30% and contributed most to the fund's performance for the fiscal year, followed by Canada (+204%).
•By sector, information technology rose approximately 98% and helped most, driven by the software & services industry (+103%).
•Conversely, emerging markets returned about -32% and detracted most, followed by Europe ex U.K. (-41%). From a sector standpoint, financials returned approximately -29% and hurt most. This group was hampered by the financial services industry (-29%). Communication services (-43%) and health care (-27%), especially the health care equipment & services industry (-27%), further hampered performance. Other detractors included the consumer discretionary (-13%) and industrials (-15%) sectors.
•Turning to individual stocks, the top contributor was IREN (+207%), from the software & services industry. Within the same category, Terawulf (+470%), Hut 8 (+516%), Cipher Digital (+423%) and Applied Digital (+278%) boosted the fund.
•In contrast, the biggest detractor was Coinbase Global (-58%), from the financial services category. In the same group, Bullish (-66%) and Fiserv (-72%) hurt the fund's performance. Lastly, in software & services, BitMine Immersion Technologies (-78%) and Circle Internet (-56%) also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2022 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Crypto Industry and Digital Payments ETF - NAV	22.09%	13.58%
Fidelity Crypto Industry and Digital Payments Index℠	22.16%	13.86%
MSCI ACWI (All Country World Index) Index	24.03%	14.26%
A   From April 19, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$263,033,808
Number of Holdings	62
Total Advisory Fee	$1,032,887
Portfolio Turnover	59%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	48.0
Information Technology	47.2
Consumer Discretionary	2.1
Health Care	1.1
Industrials	0.8
Communication Services	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
Australia - 6.0
Japan - 4.2
Canada - 2.8
Brazil - 2.6
United Kingdom - 1.9
Netherlands - 1.6
Italy - 1.5
Israel - 1.3
Others - 3.7

TOP HOLDINGS (% of Fund's net assets)
Coinbase Global Inc Class A	4.7
IREN Ltd	4.4
Applied Digital Corp	3.7
Terawulf Inc	3.6
Cipher Digital Inc	3.5
MARA Holdings Inc	3.4
Block Inc Class A	3.4
Circle Internet Group Inc Class A	3.2
Hut 8 Corp (United States)	3.2
Riot Platforms Inc	3.1
36.2
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913376.102    6565-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Cloud Computing ETF Fidelity® Cloud Computing ETF : FCLD Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Cloud Computing ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cloud Computing ETF	$ 46	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, the United States gained approximately 43% and was a notable contributor to the fund's performance for the fiscal year.
•By sector, information technology gained approximately 39% and helped most, driven by the technology hardware & equipment industry (+539%). Real estate stocks also boosted performance, gaining about 20% and benefiting from the equity real estate investment trusts industry (+20%). The industrials sector rose 24%, aided by commercial & professional services stocks (+24%). Consumer discretionary (+9%) also contributed, lifted by the consumer discretionary distribution & retail industry (+9%).
•In contrast, Asia Pacific ex Japan, primarily Israel (-55%), returned roughly -55% and detracted most, followed by emerging markets (-14%), especially China (-47%). From a sector standpoint, communication services returned roughly -76% and hurt most. This group was hampered by the media & entertainment industry (-76%).
•Turning to individual stocks, the top contributor was Sandisk (+2078%), from the technology hardware & equipment category. Within the same group, Seagate Technology Holdings (+574%) and Western Digital (+489%) lifted the fund as well. Lastly, in software & services, DigitalOcean Holdings (+447%) and Datadog (+93%) also boosted the fund.
•Conversely, the biggest detractor was ServiceNow (-52%), from the software & services industry. In the same category, HubSpot (-67%), Salesforce (-42%), Atlassian (-62%) and Workday (-49%) also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 5, 2021 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Cloud Computing ETF - NAV	36.36%	9.67%
Fidelity Cloud Computing Index℠	37.06%	10.08%
MSCI ACWI (All Country World Index) Index	24.03%	12.22%
A   From October 5, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$110,402,801
Number of Holdings	53
Total Advisory Fee	$353,569
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	88.2
Real Estate	7.0
Communication Services	2.6
Consumer Discretionary	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Taiwan - 1.8
China - 1.5
Israel - 1.3
Germany - 0.7
France - 0.4

TOP HOLDINGS (% of Fund's net assets)
Sandisk Corp	6.1
Western Digital Corp	5.3
Seagate Technology Holdings PLC	5.0
AppLovin Corp Class A	4.4
Microsoft Corp	4.1
Salesforce Inc	3.9
Equinix Inc	3.9
Datadog Inc Class A	3.9
Snowflake Inc	3.8
ServiceNow Inc	3.6
44.0
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913373.102    6443-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Clean Energy ETF Fidelity® Clean Energy ETF : FRNW Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Clean Energy ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Clean Energy ETF	$ 51	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, the United States gained roughly 111% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+49%).
•By sector, industrials gained approximately 135% and contributed most, driven by the capital goods industry. Utilities stocks also helped, gaining 25%. The information technology sector rose approximately 29%, boosted by the semiconductors & semiconductor equipment industry (+50%).
•In contrast, emerging markets, primarily China (-9%), returned about -4% and was a notable detractor. From a sector standpoint, materials returned about -22% and hurt most, followed by energy (-6%).
•Turning to individual stocks, the top contributor was Bloom Energy (+1167%), from the capital goods industry. From the same category, GE Vernova (+120%), Nextpower (+117%) and Vestas Wind Systems (+90%) helped as well. In utilities, Enlight Renewable Energy gained 286% and also boosted the fund.
•Conversely, the biggest detractor was Itron (-34%), from the technology hardware & equipment group. Within the same industry, Landis+Gyr returned -21% and hurt the fund's performance, as did China Datang (-47%) and China Longyuan Power (-28%) in the utilities sector. Lastly, Hanwha Solutions (-22%), a stock in the materials sector, also hindered the fund and was no longer held as of period end.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 5, 2021 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Clean Energy ETF - NAV	58.80%	0.52%
Fidelity Clean Energy Index℠	59.00%	1.03%
MSCI ACWI (All Country World Index) Index	24.03%	12.22%
A   From October 5, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$109,858,940
Number of Holdings	53
Total Advisory Fee	$253,141
Portfolio Turnover	41%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Utilities	45.2
Industrials	36.8
Information Technology	16.8
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 35.3
China - 9.8
Denmark - 9.0
Spain - 7.8
Canada - 7.2
Germany - 7.2
New Zealand - 4.0
Portugal - 3.7
Israel - 3.2
Others - 12.8

TOP HOLDINGS (% of Fund's net assets)
GE Vernova Inc	6.1
Vestas Wind Systems A/S	4.7
Bloom Energy Corp Class A	4.5
EDP SA	3.7
First Solar Inc	3.7
Nextpower Inc Class A	3.3
Enlight Renewable Energy Ltd	3.2
Acciona SA	3.0
Orsted AS	2.9
Nordex SE	2.8
37.9
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913372.102    6442-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced Large Cap Value ETF Fidelity® Enhanced Large Cap Value ETF : FELV Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Large Cap Value ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Value ETF	$ 21	0.18%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by an overweight in information technology, primarily within the technology hardware & equipment industry. Stock picking in consumer discretionary also boosted relative performance. Also contributing to our result was an underweight in consumer staples.
•The top individual relative contributor was an overweight in Western Digital (+847%). This position was decreased this period. The second-largest relative contributor was an overweight in Intel (+531%), one of our largest holdings at period end. An underweight in Accenture (-57%) also contributed. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. An overweight in consumer discretionary also hampered the fund's result, as did stock picks and an underweight in energy.
•The biggest individual relative detractor was Sandisk (+241%), a stake that was established this period. A second notable relative detractor was an overweight in Fiserv (-71%). The position was increased this period. Another notable relative detractor was an overweight in Adobe (-47%). This period the position in the stock was increased.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced Large Cap Value ETF - NAV A	28.16%	11.76%	12.45%
Russell 1000® Value Index	27.09%	11.17%	11.52%
Russell 1000® Index	22.01%	12.66%	15.29%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,197,805,604
Number of Holdings	357
Total Advisory Fee	$4,726,621
Portfolio Turnover	72%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.1
Financials	19.1
Industrials	13.1
Health Care	10.8
Consumer Discretionary	10.1
Consumer Staples	5.4
Energy	5.3
Communication Services	4.7
Utilities	3.7
Real Estate	3.2
Materials	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Netherlands - 0.1
United Kingdom - 0.1
Bermuda - 0.0
Australia - 0.0
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	5.2
Apple Inc	4.7
Microsoft Corp	3.4
Berkshire Hathaway Inc Class B	3.1
JPMorgan Chase & Co	2.6
Exxon Mobil Corp	1.9
Intel Corp	1.8
Johnson & Johnson	1.4
Cisco Systems Inc	1.3
UnitedHealth Group Inc	1.2
26.6
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913704.102    7542-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced International ETF Fidelity® Enhanced International ETF : FENI Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced International ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced International ETF	$ 32	0.28%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending June 30, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, stock picks in Japan and the U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials. Picks in financials, primarily within the financial services industry, also boosted the fund's relative performance, as did investment choices and an overweight in information technology.
•The top individual relative contributor was an overweight in Murata Manufacturing (+240%), a position that was established this period. The second-largest relative contributor was an overweight in Advantest (+168%). This period the position in the stock was increased. Another notable relative contributor was an underweight in SAP (-49%).
•In contrast, from a regional standpoint, stock selection in Asia Pacific ex Japan, primarily in Israel, and an underweight in Japan, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Picks and an overweight in energy also hampered the fund's result, along with stock selection in real estate.
•The biggest individual relative detractor was an underweight in Infineon Technologies (+122%), a stake that was established this period. The second-largest relative detractor was an overweight in Bandai Namco Holdings (-34%), where the position was increased this period. An overweight in Sony (-18%) also hurt. This period our position in Sony was increased.
•Notable changes in geographic positioning include higher allocations to Spain and Netherlands. By sector, meaningful shifts included increased exposure to information technology and a lower allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced International ETF - NAV A	24.28%	10.88%	10.53%
MSCI EAFE Index	20.54%	9.31%	9.90%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$10,288,598,760
Number of Holdings	396
Total Advisory Fee	$18,077,081
Portfolio Turnover	98%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.2
Industrials	20.3
Information Technology	13.2
Consumer Discretionary	8.7
Health Care	8.2
Consumer Staples	5.9
Materials	4.8
Utilities	4.4
Energy	3.5
Communication Services	3.1
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 23.1
United Kingdom - 11.2
Germany - 8.2
United States - 8.0
France - 7.1
Netherlands - 6.7
Switzerland - 5.7
Spain - 5.4
Australia - 5.3
Others - 19.3

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.1
Nestle SA	1.7
Siemens AG	1.6
Tokyo Electron Ltd	1.4
Roche Holding AG	1.4
ABB Ltd	1.2
Iberdrola SA	1.2
UBS Group AG	1.2
BHP Group Ltd	1.2
Banco Bilbao Vizcaya Argentaria SA	1.2
16.2
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913706.102    7544-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced Large Cap Core ETF Fidelity® Enhanced Large Cap Core ETF : FELC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Large Cap Core ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Core ETF	$ 20	0.18%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by consumer discretionary. Stock selection in information technology, primarily within the software & services industry, also boosted the fund's relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was an overweight in Western Digital (+858%), where our position was decreased this period. A second notable relative contributor was an overweight in Micron Technology (+851%), a holding that was established this period and one of our biggest investments at period end. Another notable relative contributor was an overweight in Fortinet (+39%). This period the position in the stock was increased.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Also hurting our result were picks in consumer staples, primarily within the food, beverage & tobacco industry, and communication services, especially media & entertainment stocks.
•The largest individual relative detractor was an underweight in Advanced Micro Devices (+309%). A second notable relative detractor was an overweight in Fiserv (-72%), where our investment was increased this period. Another notable relative detractor was an underweight in KLA (+239%). The stock was not held on June 30.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced Large Cap Core ETF - NAV A	22.70%	13.66%	15.67%
S&P 500® Index	22.32%	13.41%	15.51%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$7,804,475,407
Number of Holdings	257
Total Advisory Fee	$10,958,283
Portfolio Turnover	77%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.1
Financials	13.1
Industrials	10.5
Communication Services	10.5
Consumer Discretionary	8.8
Health Care	8.2
Energy	2.6
Consumer Staples	2.5
Utilities	1.4
Real Estate	1.0
Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Singapore - 0.1
United Kingdom - 0.1
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.9
Apple Inc	6.9
Microsoft Corp	4.0
Amazon.com Inc	3.8
Alphabet Inc Class A	3.6
Broadcom Inc	3.2
Alphabet Inc Class C	2.4
Meta Platforms Inc Class A	2.2
Micron Technology Inc	2.1
Berkshire Hathaway Inc Class B	1.9
38.0
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913703.102    7541-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced Large Cap Growth ETF Fidelity® Enhanced Large Cap Growth ETF : FELG Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Large Cap Growth ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Growth ETF	$ 20	0.18%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by communication services, primarily within the media & entertainment industry. Stock selection in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an overweight in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was an overweight in Micron Technology (+349%), a position we established this period and one of the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Comfort Systems USA (+188%), an investment that was established this period. Another notable relative contributor was our stake in Intuit (-66%). This period the fund's stake in the stock was increased.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in industrials, primarily among capital goods stocks. An overweight in energy also hampered the fund's result, as did picks and an underweight in materials.
•The biggest individual relative detractor was an underweight in Advanced Micro Devices (+309%). The fund's stake in this stock was increased this period. The company was one of our largest holdings at period end. The second-largest relative detractor was an overweight in Atlassian (-64%). Another notable relative detractor was an underweight in KLA (+239%).
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced Large Cap Growth ETF - NAV A	18.75%	13.89%	18.00%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
Russell 1000® Index	22.01%	12.66%	15.29%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,645,794,522
Number of Holdings	150
Total Advisory Fee	$8,416,252
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.2
Communication Services	14.6
Industrials	9.4
Consumer Discretionary	8.2
Health Care	5.4
Financials	4.7
Consumer Staples	1.4
Energy	0.6
Materials	0.1
Real Estate	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
United Kingdom - 0.3
Singapore - 0.1
Australia - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.2
Apple Inc	7.6
Alphabet Inc Class A	6.6
Broadcom Inc	5.5
Microsoft Corp	5.0
Micron Technology Inc	4.2
Tesla Inc	3.5
Alphabet Inc Class C	3.4
Meta Platforms Inc Class A	3.2
Eli Lilly & Co	2.6
54.8
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913705.102    7543-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced Small Cap Core ETF Fidelity® Enhanced Small Cap Core ETF : FESM Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Small Cap Core ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap Core ETF	$ 35	0.28%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the health care equipment & services industry, also boosted relative performance. Further contributing to our result were picks and an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in MaxLinear (+791%), one of our biggest holdings at period end. A second notable relative contributor was an overweight in Vicor (+725%). This period the position in the stock was decreased. An overweight in ACM Research (+394%) also helped. This period the stake in the firm was increased. It was one of our largest holdings at period end.
•In contrast, the biggest detractors from performance versus the benchmark were security selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. An underweight in health care, especially pharmaceuticals, biotechnology & life sciences stocks, also hampered the fund's result. Also detracting was stock picking in consumer staples, primarily within the consumer staples distribution & retail industry.
•The largest individual relative detractor was our stake in TTM Technologies (+110%), a position that was established this period. A second notable relative detractor was our stake in EchoStar (-17%), which was established this period. Another notable relative detractor was an overweight in Yelp (-29%). This period the stake in the stock was increased.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to real estate.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced Small Cap Core ETF - NAV A	52.23%	11.69%	13.28%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 3000® Index	22.81%	12.30%	15.06%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,784,918,310
Number of Holdings	786
Total Advisory Fee	$9,878,927
Portfolio Turnover	54%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	18.0
Financials	17.8
Industrials	16.7
Information Technology	16.5
Consumer Discretionary	8.4
Energy	5.4
Materials	4.8
Real Estate	4.0
Communication Services	3.4
Utilities	2.1
Consumer Staples	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.9
Singapore - 0.9
Canada - 0.8
Ireland - 0.4
Puerto Rico - 0.3
Thailand - 0.2
Monaco - 0.2
Switzerland - 0.1
Norway - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Guardant Health Inc	1.2
MaxLinear Inc	1.1
ACM Research Inc Class A	0.9
Kulicke & Soffa Industries Inc	0.8
EnerSys	0.8
Tenable Holdings Inc	0.8
Plexus Corp	0.8
Kodiak Gas Services Inc	0.7
Extreme Networks Inc	0.7
HealthEquity Inc	0.7
8.5
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Enhanced Small Cap ETF to Fidelity® Enhanced Small Cap Core ETF during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912775.102    7545-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced Mid Cap Core ETF Fidelity® Enhanced Mid Cap Core ETF : FMDE Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Mid Cap Core ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap Core ETF	$ 25	0.23%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell MidCap Index for the fiscal year, especially within information technology. Also hurting our result were stock picks and an underweight in energy, along with security selection and an overweight in financials, primarily within the financial services industry.
•The largest individual relative detractor was Sandisk (+278%), a stake that was established this period. A second notable relative detractor was Corning (+178%), an investment that was established this period. Another notable relative detractor was an overweight in HubSpot (-67%). This period our investment in the stock was increased.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in information technology, primarily within the technology hardware & equipment industry. Stock selection in consumer discretionary, primarily within the consumer durables & apparel industry, also boosted relative performance. Also helping our relative result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Western Digital (+822%), where our stake was decreased this period. The company was among the fund's largest holdings on June 30. A second notable relative contributor was an overweight in Comfort Systems USA (+269%), one of the fund's largest holdings at period end. Another notable relative contributor was an underweight in Coinbase Global (-58%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the real estate sector and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2016 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced Mid Cap Core ETF - NAV A	19.27%	9.89%	12.34%
Russell Midcap® Index	21.63%	8.50%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$7,527,689,897
Number of Holdings	427
Total Advisory Fee	$11,200,609
Portfolio Turnover	78%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.0
Information Technology	17.0
Financials	13.9
Consumer Discretionary	10.9
Health Care	9.0
Real Estate	5.6
Energy	5.4
Utilities	4.9
Materials	4.6
Communication Services	3.0
Consumer Staples	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.6
United Kingdom - 0.6
Australia - 0.3
Mexico - 0.3
Bermuda - 0.1
Puerto Rico - 0.1
Guatemala - 0.0
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
Teradyne Inc	1.1
Keysight Technologies Inc	1.1
Comfort Systems USA Inc	1.1
Bank of New York Mellon Corp/The	1.0
Howmet Aerospace Inc	1.0
L3Harris Technologies Inc	1.0
AMETEK Inc	1.0
Marathon Petroleum Corp	1.0
Humana Inc	0.9
Allstate Corp/The	0.9
10.1
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Enhanced Mid Cap ETF to Fidelity® Enhanced Mid Cap Core ETF during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913707.102    7546-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Enhanced U.S. All-Cap Equity ETF Fidelity® Enhanced U.S. All-Cap Equity ETF : FEAC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced U.S. All-Cap Equity ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced U.S. All-Cap Equity ETF	$ 20	0.18%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Stock picking and an underweight in real estate also boosted relative performance, as did investment choices in materials.
•The top individual relative contributor was an overweight in Micron Technology (+862%), a position that was established this period and was one of our largest holdings on June 30. A second notable relative contributor was our stake in Marvell Technology (+193%). This period our position in the stock was decreased. An overweight in Lam Research (+222%) also contributed. This was an investment that was established this period and one of our largest holdings at the end of June.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services. Stock picks in health care, primarily within the health care equipment & services industry, also hampered the fund's return. Further hurting our result were stock picks and an overweight in energy.
•The largest individual relative detractor was an underweight in Intel (+523%), a position that was established this period. The second-largest relative detractor was an underweight in Applied Materials (+298%). Another notable relative detractor was an overweight in Adobe (-47%), where our position was increased this period.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer discretionary.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 19, 2024 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Enhanced U.S. All-Cap Equity ETF - NAV A	24.20%	18.15%
Russell 3000® Index A	22.81%	17.04%
A   From November 19, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$25,856,711
Number of Holdings	482
Total Advisory Fee	$18,387
Portfolio Turnover	66%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.3
Industrials	12.1
Financials	12.0
Health Care	9.4
Communication Services	8.7
Consumer Discretionary	7.6
Energy	4.5
Materials	3.4
Consumer Staples	2.4
Real Estate	0.8
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
United Kingdom - 0.2
Puerto Rico - 0.1
Singapore - 0.1
Ireland - 0.1
Brazil - 0.1
Israel - 0.0
Panama - 0.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.1
Apple Inc	6.2
Microsoft Corp	3.2
Broadcom Inc	3.1
Alphabet Inc Class A	2.8
Amazon.com Inc	2.5
Micron Technology Inc	2.5
Alphabet Inc Class C	1.7
Eli Lilly & Co	1.7
Lam Research Corp	1.5
32.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918719.101    7725-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Enhanced Emerging Markets ETF Fidelity® Enhanced Emerging Markets ETF : FEMR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Emerging Markets ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Emerging Markets ETF	$ 49	0.39%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending June 30, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, security selection and an overweight in Emerging Asia, as well as an underweight in the Middle East, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology. Stock selection and an underweight in consumer discretionary also helped. Also lifting the fund's relative result was an underweight in consumer staples.
•The top individual relative contributor was SK Hynix (+686%), where our stake was increased this period. The company was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Delta Electronics (+331%). This period exposure to the stock was increased. The company was one of the fund's largest holdings. Another notable relative contributor was an overweight in MediaTek (+221%), where the position also was increased. The stock was one of the fund's biggest holdings.
•In contrast, from a regional standpoint, a non-benchmark allocation to the Middle East, primarily the United Arab Emirates, detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were security selection and an overweight in energy. Stock picks in communication services also hampered the fund's result, as did an overweight in industrials.
•The biggest individual relative detractor was our stake in Qfin Holdings (-67%). The stock was not held at period end. The second-largest relative detractor was Samsung Electro-Mechanics (+9%), a position that was established this period. The company was one of our biggest holdings on June 30. Another notable relative detractor was an overweight in Fosun International (-20%). This was an investment that was established this period.
•Notable changes in positioning include increased exposure to South Korea and Taiwan. By sector, meaningful shifts included increased exposure to materials and information technology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 19, 2024 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Enhanced Emerging Markets ETF - NAV A	51.23%	40.23%
MSCI Emerging Markets Index A	43.49%	35.27%
A   From November 19, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$158,386,054
Number of Holdings	145
Total Advisory Fee	$261,712
Portfolio Turnover	130%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.7
Financials	16.1
Industrials	9.7
Communication Services	6.1
Energy	5.6
Consumer Discretionary	5.1
Materials	5.1
Health Care	1.3
Real Estate	0.9
Utilities	0.8
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 29.6
Korea (South) - 22.0
China - 21.2
India - 7.8
Brazil - 4.0
United States - 2.4
Saudi Arabia - 2.3
Thailand - 2.2
Mexico - 1.9
Others - 6.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	11.8
SK Hynix Inc	6.7
Samsung Electronics Co Ltd	6.5
MediaTek Inc	2.2
Tencent Holdings Ltd	2.0
Delta Electronics Inc	1.6
SK Square Co Ltd	1.5
Samsung Electro-Mechanics Co Ltd	1.4
Hon Hai Precision Industry Co Ltd	1.4
ASE Technology Holding Co Ltd	1.3
36.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918717.101    7726-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Enhanced Small Cap Growth ETF Fidelity® Enhanced Small Cap Growth ETF : FSEG Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Small Cap Growth ETF for the period April 28, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap Growth ETFA	$ 5	0.28%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,713,405
Number of Holdings	420
Total Advisory Fee	$2,645
Portfolio TurnoverA	42%
A Amount not annualized
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	26.5
Information Technology	22.8
Industrials	18.8
Financials	10.6
Consumer Discretionary	7.6
Materials	4.9
Energy	4.1
Communication Services	2.7
Real Estate	1.2
Consumer Staples	0.3
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
Singapore - 1.2
Canada - 0.5
Ireland - 0.4
Puerto Rico - 0.3
Thailand - 0.3
Norway - 0.2
Switzerland - 0.1
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
MaxLinear Inc	1.3
Materion Corp	1.0
Guardant Health Inc	1.0
Kodiak Gas Services Inc	0.9
Advanced Energy Industries Inc	0.9
Commvault Systems Inc	0.9
Kulicke & Soffa Industries Inc	0.9
Tenable Holdings Inc	0.8
Arteris Inc	0.8
Balchem Corp	0.8
9.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9922206.100    9197-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Enhanced Mid Cap Value ETF Fidelity® Enhanced Mid Cap Value ETF : FEMV Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Mid Cap Value ETF for the period April 28, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap Value ETFA	$ 4	0.23%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,296,643
Number of Holdings	217
Total Advisory Fee	$2,107
Portfolio TurnoverA	30%
A Amount not annualized
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.3
Financials	15.1
Information Technology	12.0
Real Estate	9.0
Consumer Discretionary	8.9
Health Care	8.3
Energy	7.6
Materials	6.2
Utilities	5.3
Consumer Staples	4.9
Communication Services	3.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Australia - 0.7
United Kingdom - 0.7
Puerto Rico - 0.6
Belgium - 0.4
Japan - 0.1

TOP HOLDINGS (% of Fund's net assets)
Marathon Petroleum Corp	1.3
Keysight Technologies Inc	1.2
Bank of New York Mellon Corp/The	1.1
Kinder Morgan Inc	1.0
Valero Energy Corp	1.0
Corteva Inc	1.0
AMETEK Inc	1.0
Ciena Corp	1.0
United Airlines Holdings Inc	1.0
VICI Properties Inc	1.0
10.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9922221.100    9196-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Enhanced Small Cap Value ETF Fidelity® Enhanced Small Cap Value ETF : FSEV Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Small Cap Value ETF for the period April 28, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap Value ETFA	$ 5	0.28%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$6,677,571
Number of Holdings	387
Total Advisory Fee	$2,744
Portfolio TurnoverA	36%
A Amount not annualized
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	27.0
Industrials	14.6
Information Technology	9.7
Consumer Discretionary	9.5
Health Care	9.4
Real Estate	7.4
Energy	6.9
Materials	5.9
Communication Services	3.5
Utilities	3.3
Consumer Staples	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.9
Ireland - 0.8
Canada - 0.8
United Kingdom - 0.5
Cameroon - 0.2
Puerto Rico - 0.2
Monaco - 0.2
Panama - 0.2
Norway - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Phillips Edison & Co Inc	1.0
EnerSys	1.0
Fluor Corp	1.0
UMB Financial Corp	0.9
Bread Financial Holdings Inc	0.9
Commercial Metals Co	0.9
Valley National Bancorp	0.8
Cushman & Wakefield Ltd	0.8
Diodes Inc	0.8
OPENLANE Inc	0.8
8.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9922211.100    9198-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Enhanced Mid Cap Growth ETF Fidelity® Enhanced Mid Cap Growth ETF : FEMG Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Mid Cap Growth ETF for the period April 28, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap Growth ETFA	$ 4	0.23%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$6,685,262
Number of Holdings	151
Total Advisory Fee	$2,442
Portfolio TurnoverA	53%
A Amount not annualized
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.3
Industrials	22.0
Consumer Discretionary	13.6
Health Care	11.8
Financials	6.8
Communication Services	4.8
Energy	3.6
Utilities	2.6
Consumer Staples	2.4
Real Estate	2.0
Materials	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.0
Australia - 0.5
Korea (South) - 0.2
Puerto Rico - 0.1
Thailand - 0.1
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
Cloudflare Inc Class A	2.9
Comfort Systems USA Inc	2.8
Teradyne Inc	2.6
Snowflake Inc	2.4
Lumentum Holdings Inc	2.4
Rocket Lab Corp	2.4
Targa Resources Corp	2.3
Vistra Corp	2.2
Datadog Inc Class A	2.0
Royal Caribbean Cruises Ltd	2.0
24.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9922216.100    9195-TSRA-0826

Item 2.

Code of Ethics

As of the end of the period, June 30, 2026, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Electric Vehicles and Future Transportation ETF, and Fidelity Metaverse ETF (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Clean Energy ETF	$13,500	$-	$4,100	$300
Fidelity Cloud Computing ETF	$13,500	$-	$4,400	$300
Fidelity Crypto Industry and Digital Payments ETF	$13,700	$-	$4,400	$300
Fidelity Electric Vehicles and Future Transportation ETF	$13,500	$-	$4,400	$300
Fidelity Metaverse ETF	$13,700	$-	$4,900	$300

June 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Clean Energy ETF	$14,000	$-	$4,100	$300
Fidelity Cloud Computing ETF	$14,000	$-	$4,400	$300
Fidelity Crypto Industry and Digital Payments ETF	$14,200	$-	$4,400	$300
Fidelity Electric Vehicles and Future Transportation ETF	$14,000	$-	$4,100	$300
Fidelity Metaverse ETF	$14,200	$-	$4,700	$300

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Enhanced Emerging Markets ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap Core ETF, Fidelity Enhanced Mid Cap Growth ETF, Fidelity Enhanced Mid Cap Value ETF, Fidelity Enhanced Small Cap Core ETF, Fidelity Enhanced Small Cap Growth ETF, Fidelity Enhanced Small Cap Value ETF, and Fidelity Enhanced U.S. All-Cap Equity ETF (the “Funds”):

Services Billed by PwC

June 30, 2026 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Enhanced Emerging Markets ETF	$22,000	$-	$4,900	$600
Fidelity Enhanced International ETF	$40,100	$-	$10,100	$1,200
Fidelity Enhanced Large Cap Core ETF	$39,500	$-	$10,100	$1,200
Fidelity Enhanced Large Cap Growth ETF	$39,500	$-	$10,100	$1,200
Fidelity Enhanced Large Cap Value ETF	$39,500	$-	$10,100	$1,200
Fidelity Enhanced Mid Cap Core ETF	$39,500	$-	$10,100	$1,200
Fidelity Enhanced Mid Cap Growth ETF	$27,300	$-	$10,100	$400
Fidelity Enhanced Mid Cap Value ETF	$27,300	$-	$10,100	$400
Fidelity Enhanced Small Cap Core ETF	$39,500	$-	$10,100	$1,200
Fidelity Enhanced Small Cap Growth ETF	$27,300	$-	$10,100	$400
Fidelity Enhanced Small Cap Value ETF	$27,300	$-	$10,100	$400
Fidelity Enhanced U.S. All-Cap Equity ETF	$22,000	$-	$4,900	$600

June 30, 2025 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Enhanced Emerging Markets ETF	$19,200	$800	$4,900	$400
Fidelity Enhanced International ETF	$43,700	$-	$10,100	$1,300
Fidelity Enhanced Large Cap Core ETF	$43,200	$-	$10,100	$1,300
Fidelity Enhanced Large Cap Growth ETF	$45,700	$-	$10,900	$1,300
Fidelity Enhanced Large Cap Value ETF	$48,300	$-	$13,300	$1,300
Fidelity Enhanced Mid Cap Core ETF	$45,700	$-	$10,100	$1,300
Fidelity Enhanced Mid Cap Growth ETF	$-	$-	$-	$-
Fidelity Enhanced Mid Cap Value ETF	$-	$-	$-	$-
Fidelity Enhanced Small Cap Core ETF	$43,100	$-	$10,100	$1,800
Fidelity Enhanced Small Cap Growth ETF	$-	$-	$-	$-
Fidelity Enhanced Small Cap Value ETF	$-	$-	$-	$-
Fidelity Enhanced U.S. All-Cap Equity ETF	$19,200	$800	$4,900	$400

A Amounts may reflect rounding.
B Fidelity Enhanced Emerging Markets ETF and Fidelity Enhanced U.S. All-Cap Equity ETF commenced operations on November 19, 2024.
C Fidelity Enhanced Mid Cap Growth ETF, Fidelity Enhanced Mid Cap Value ETF, Fidelity Enhanced Small Cap Growth ETF, and Fidelity Enhanced Small Cap Value ETF commenced operations on April 28, 2026.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2026A	June 30, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

Services Billed by PwC

	June 30, 2026A,C	June 30, 2025A,B,C
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Enhanced Emerging Markets ETF and Fidelity Enhanced U.S. All-Cap Equity ETF’s commencement of operations.
C May include amounts billed prior to the Fidelity Enhanced Mid Cap Growth ETF, Fidelity Enhanced Mid Cap Value ETF, Fidelity Enhanced Small Cap Growth ETF, and Fidelity Enhanced Small Cap Value ETF’s commencement of operations

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2026A,C	June 30, 2025A,B,C
Deloitte Entities	$2,610,900	$3,455,700
PwC	$14,681,900	$14,722,700

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Enhanced Emerging Markets ETF and Fidelity Enhanced U.S. All-Cap Equity ETF’s commencement of operations.
C May include amounts billed prior to the Fidelity Enhanced Mid Cap Growth ETF, Fidelity Enhanced Mid Cap Value ETF, Fidelity Enhanced Small Cap Growth ETF, and Fidelity Enhanced Small Cap Value ETF’s commencement of operations

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of August 1, 2026, the members of the Audit Committee were Vijay C. Advani, Thomas Kennedy, Karen B. Peetz and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF

Annual Report
June 30, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Clean Energy ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRIA - 2.3%
Utilities - 2.3%
Electric Utilities - 2.3%
Verbund AG Class A	40,073	2,547,340
CANADA - 7.2%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Canadian Solar Inc (a)	71,741	1,149,291
Utilities - 6.2%
Independent Power and Renewable Electricity Producers - 6.2%
Boralex Inc Class A	74,259	1,936,622
Brookfield Renewable Corp Class A	68,326	2,538,958
Northland Power Inc	148,138	2,332,619
TOTAL UTILITIES		6,808,199
TOTAL CANADA		7,957,490
CHINA - 9.8%
Industrials - 1.4%
Electrical Equipment - 1.4%
Goldwind Science & Technology Co Ltd H Shares	1,186,400	1,591,539
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 3.1%
Flat Glass Group Co Ltd H Shares (b)	1,251,000	1,020,958
JinkoSolar Holding Co Ltd ADR	57,480	965,663
Xinyi Solar Holdings Ltd	5,100,437	1,339,816
TOTAL INFORMATION TECHNOLOGY		3,326,437
Utilities - 5.3%
Independent Power and Renewable Electricity Producers - 5.3%
CGN Power Co Ltd H Shares (c)(d)	5,462,000	1,866,624
China Datang Corp Renewable Power Co Ltd H Shares	5,287,000	835,991
China Longyuan Power Group Corp Ltd H Shares	2,555,000	1,629,038
China Power International Development Ltd	3,958,000	1,382,919
TOTAL UTILITIES		5,714,572
TOTAL CHINA		10,632,548
DENMARK - 9.0%
Industrials - 6.1%
Construction & Engineering - 1.4%
Cadeler A/S (a)(b)	278,565	1,527,174
Electrical Equipment - 4.7%
Vestas Wind Systems A/S	183,862	5,191,332
TOTAL INDUSTRIALS		6,718,506
Utilities - 2.9%
Independent Power and Renewable Electricity Producers - 2.9%
Orsted AS (a)(c)(d)	142,876	3,208,044
TOTAL DENMARK		9,926,550
FRANCE - 2.2%
Industrials - 2.2%
Construction & Engineering - 2.2%
Vinci SA	16,694	2,439,223
GERMANY - 7.2%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Verbio SE (a)	28,724	978,636
Industrials - 4.2%
Electrical Equipment - 4.2%
Nordex SE (a)	58,506	3,090,314
SMA Solar Technology AG (a)	20,811	1,497,783
TOTAL INDUSTRIALS		4,588,097
Utilities - 2.1%
Multi-Utilities - 2.1%
E.ON SE	114,146	2,352,319
TOTAL GERMANY		7,919,052
INDIA - 1.2%
Utilities - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
ReNew Energy Global PLC Class A (a)	216,950	1,355,938
ISRAEL - 3.2%
Utilities - 3.2%
Independent Power and Renewable Electricity Producers - 3.2%
Enlight Renewable Energy Ltd (a)	39,219	3,461,913
ITALY - 1.5%
Utilities - 1.5%
Independent Power and Renewable Electricity Producers - 1.5%
ERG SpA	60,504	1,654,647
JAPAN - 1.7%
Industrials - 0.9%
Construction & Engineering - 0.9%
West Holdings Corp	66,100	969,182
Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
RENOVA Inc (a)	156,200	946,667
TOTAL JAPAN		1,915,849
KOREA (SOUTH) - 1.1%
Industrials - 1.1%
Electrical Equipment - 1.1%
CS Wind Corp	43,798	1,202,869
NEW ZEALAND - 4.0%
Utilities - 4.0%
Electric Utilities - 1.8%
Mercury NZ Ltd	514,464	2,019,304
Independent Power and Renewable Electricity Producers - 2.2%
Meridian Energy Ltd	721,511	2,388,712
TOTAL NEW ZEALAND		4,408,016
NORWAY - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
T1 Energy Inc (a)(b)	170,163	1,613,145
PORTUGAL - 3.7%
Utilities - 3.7%
Electric Utilities - 3.7%
EDP SA	781,209	4,091,549
SPAIN - 7.8%
Utilities - 7.8%
Electric Utilities - 3.0%
Acciona SA	10,246	3,247,190
Independent Power and Renewable Electricity Producers - 4.8%
EDP Renewables SA	132,093	2,139,981
Grenergy Renovables SA (a)	11,190	1,468,697
Solaria Energia y Medio Ambiente SA (a)	74,105	1,686,436
		5,295,114
TOTAL SPAIN		8,542,304
SWITZERLAND - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Landis+Gyr Group AG	26,972	1,447,824
UNITED STATES - 35.0%
Industrials - 20.9%
Construction & Engineering - 1.1%
Ameresco Inc Class A (a)(b)	44,578	1,230,353
Electrical Equipment - 19.8%
Array Technologies Inc (a)(b)	180,229	1,335,497
Bloom Energy Corp Class A (a)	16,364	4,953,383
GE Vernova Inc	5,605	6,585,090
Nextpower Inc Class A (a)	30,514	3,635,438
Plug Power Inc (a)(b)	602,751	1,633,455
Shoals Technologies Group Inc (a)(b)	149,780	1,482,822
Sunrun Inc (a)	153,407	2,052,586
		21,678,271
TOTAL INDUSTRIALS		22,908,624
Information Technology - 9.9%
Electronic Equipment, Instruments & Components - 2.3%
Itron Inc (a)(b)	28,862	2,497,429
Semiconductors & Semiconductor Equipment - 7.6%
Enphase Energy Inc (a)	47,332	2,330,628
First Solar Inc (a)	17,134	4,042,939
SolarEdge Technologies Inc (a)(b)	33,915	1,981,992
		8,355,559
TOTAL INFORMATION TECHNOLOGY		10,852,988
Utilities - 4.2%
Independent Power and Renewable Electricity Producers - 4.2%
Clearway Energy Inc Class C (b)	63,747	2,178,872
Ormat Technologies Inc (b)	22,475	2,447,528
TOTAL UTILITIES		4,626,400
TOTAL UNITED STATES		38,388,012
TOTAL COMMON STOCKS (Cost $111,181,743)		109,504,269

Money Market Funds - 8.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	44,756	44,765
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	9,186,645	9,187,564
TOTAL MONEY MARKET FUNDS (Cost $9,232,324)			9,232,329

TOTAL INVESTMENT IN SECURITIES - 108.1% (Cost $120,414,067)	118,736,598
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(8,877,658)
NET ASSETS - 100.0%	109,858,940

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	13	9/2026	490,636	3,759

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,074,668 or 4.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,074,668 or 4.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,258	21,783,432	21,765,344	4,138	414	5	44,765	44,756	0.0%
Fidelity Securities Lending Cash Central Fund	2,039,559	95,746,465	88,598,579	149,435	119	-	9,187,564	9,186,645	0.0%
Total	2,065,817	117,529,897	110,363,923	153,573	533	5	9,232,329

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	978,636	978,636	-	-
Industrials	40,418,040	40,418,040	-	-
Information Technology	18,389,685	18,389,685	-	-
Utilities	49,717,908	49,717,908	-	-

Money Market Funds	9,232,329	9,232,329	-	-
Total Investments in Securities:	118,736,598	118,736,598	-	-
Derivative Instruments:

Assets
Futures Contracts	3,759	3,759	-	-
Total Assets	3,759	3,759	-	-
Total Derivative Instruments:	3,759	3,759	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,759	-
Total Equity Risk	3,759	-
Total Value of Derivatives	3,759	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Clean Energy ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $18,943,244) - See accompanying schedule:
Unaffiliated issuers (cost $111,181,743)	$109,504,269
Fidelity Central Funds (cost $9,232,324)	9,232,329

Total Investment in Securities (cost $120,414,067)		$118,736,598
Segregated cash with brokers for derivative instruments		50,162
Cash		124,205
Foreign currency held at value (cost $142,038)		142,009
Receivable for investments sold		43,748,997
Receivable for fund shares sold		1,113
Dividends receivable		340,222
Distributions receivable from Fidelity Central Funds		8,201
Receivable for variation margin on futures contracts		3,120
Other receivables		4
Total assets		163,154,631
Liabilities
Payable for investments purchased	$110,388
Payable for fund shares redeemed	43,947,761
Accrued management fee	50,097
Collateral on securities loaned	9,187,445
Total liabilities		53,295,691
Net Assets		$109,858,940
Net Assets consist of:
Paid in capital		$126,914,341
Total accumulated earnings (loss)		(17,055,401)
Net Assets		$109,858,940
Net Asset Value, offering price and redemption price per share ($109,858,940 ÷ 4,500,000 shares)		$24.41
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$1,457,753
Interest		992
Income from Fidelity Central Funds (including $149,435 from security lending)		153,573
Security lending		8,195
Income before foreign taxes withheld		$1,620,513
Less foreign taxes withheld		(151,004)
Total income		1,469,509
Expenses
Management fee	$253,141
Independent trustees' fees and expenses	140
Total expenses before reductions	253,281
Expense reductions	(424)
Total expenses after reductions		252,857
Net Investment income (loss)		1,216,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,644,629)
Redemptions in-kind	17,466,908
Fidelity Central Funds	533
Foreign currency transactions	(14,763)
Futures contracts	31,186
Total net realized gain (loss)		14,839,235
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,411,232
Fidelity Central Funds	5
Assets and liabilities in foreign currencies	(3,662)
Futures contracts	536
Total change in net unrealized appreciation (depreciation)		3,408,111
Net gain (loss)		18,247,346
Net increase (decrease) in net assets resulting from operations		$19,463,998
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,216,652	$307,102
Net realized gain (loss)	14,839,235	(3,465,893)
Change in net unrealized appreciation (depreciation)	3,408,111	4,991,797
Net increase (decrease) in net assets resulting from operations	19,463,998	1,833,006
Distributions to shareholders	(1,132,050)	(363,900)

Share transactions
Proceeds from sales of shares	117,004,517	748,678
Cost of shares redeemed	(51,163,604)	(1,918,527)

Net increase (decrease) in net assets resulting from share transactions	65,840,913	(1,169,849)
Total increase (decrease) in net assets	84,172,861	299,257

Net Assets
Beginning of period	25,686,079	25,386,822
End of period	$109,858,940	$25,686,079

Other Information
Shares
Sold	4,950,000	50,000
Redeemed	(2,100,000)	(150,000)
Net increase (decrease)	2,850,000	(100,000)

Financial Highlights
Fidelity® Clean Energy ETF

Years ended June 30,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$15.57	$14.51	$20.81	$20.95	$25.12
Income from Investment Operations
Net investment income (loss) B,C	.43	.17	.18	.15	.15
Net realized and unrealized gain (loss)	8.69	1.10	(6.27)	(.12)	(4.20)
Total from investment operations	9.12	1.27	(6.09)	.03	(4.05)
Distributions from net investment income	(.28)	(.21)	(.21)	(.17)	(.12)
Total distributions	(.28)	(.21)	(.21)	(.17)	(.12)
Net asset value, end of period	$24.41	$15.57	$14.51	$20.81	$20.95
Total Return D,E,F	58.80%	8.84%	(29.37)%	.10%	(16.12)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.39%	.42%	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39%	.40%	.39%	.39% I
Expenses net of all reductions, if any	.39%	.39%	.40%	.39%	.39% I
Net investment income (loss)	1.89%	1.22%	1.13%	.69%	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$109,859	$25,686	$25,387	$38,504	$28,288
Portfolio turnover rate J,K	41%	46%	45%	37%	30% L

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity® Cloud Computing ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CHINA - 1.5%
Information Technology - 1.5%
IT Services - 0.7%
Kingsoft Cloud Holdings Ltd (a)(b)	1,226,000	725,402
Software - 0.8%
Kingdee International Software Group Co Ltd (a)	1,164,500	879,087
TOTAL CHINA		1,604,489
FRANCE - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
OVH Groupe SA (a)(b)	30,698	504,695
GERMANY - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
IONOS Group SE (a)(b)	27,355	851,930
ISRAEL - 1.3%
Information Technology - 1.3%
Software - 1.3%
Nice Ltd (a)	15,553	1,396,896
TAIWAN - 1.8%
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Hon Hai Precision Industry Co Ltd	250,000	1,969,771
UNITED STATES - 94.1%
Communication Services - 2.6%
Interactive Media & Services - 0.6%
ZoomInfo Technologies Inc (a)(b)	243,500	713,455
Media - 2.0%
NIQ Global Intelligence Plc (a)(b)	69,623	650,975
Trade Desk Inc (The) Class A (a)	83,692	1,513,151
		2,164,126
TOTAL COMMUNICATION SERVICES		2,877,581
Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Amazon.com Inc (a)	9,199	2,192,490
Information Technology - 82.5%
IT Services - 12.1%
CoreWeave Inc Class A (a)	23,991	2,388,064
DigitalOcean Holdings Inc (a)(b)	11,465	1,800,348
MongoDB Inc Class A (a)	7,275	2,443,673
Snowflake Inc (a)	16,681	4,245,315
Twilio Inc Class A (a)	12,370	2,552,302
		13,429,702
Software - 49.4%
Appian Corp Class A (a)(b)	32,123	735,617
AppLovin Corp Class A (a)	9,263	4,772,576
Atlassian Corp Class A (a)	21,827	1,697,922
Box Inc Class A (a)(b)	47,717	1,266,409
Commvault Systems Inc (a)(b)	11,849	1,679,359
Datadog Inc Class A (a)	16,431	4,277,975
Docusign Inc (a)	35,806	1,590,503
Dropbox Inc Class A (a)	50,714	1,393,114
Dynatrace Inc (a)(b)	45,997	2,019,728
Elastic NV (a)	23,124	1,318,530
Five9 Inc (a)	40,744	868,662
Gitlab Inc Class A (a)	43,487	1,327,658
HubSpot Inc (a)	8,685	1,585,099
Intapp Inc (a)(b)	36,154	911,442
JFrog Ltd (a)	20,107	1,827,324
LiveRamp Holdings Inc (a)	28,726	1,081,247
Microsoft Corp	12,272	4,577,701
Monday.com Ltd (a)	14,304	1,035,467
Nutanix Inc Class A (a)	38,151	1,944,175
Pegasystems Inc	33,912	1,016,343
RingCentral Inc Class A (b)	27,605	1,076,043
Salesforce Inc	27,830	4,359,848
ServiceNow Inc (a)	40,093	3,980,433
Teradata Corp (a)(b)	34,516	1,195,979
UiPath Inc Class A (a)(b)	120,442	1,309,205
Workday Inc Class A (a)	18,828	2,304,924
Zeta Global Holdings Corp Class A (a)(b)	59,306	1,167,142
Zoom Communications Inc Class A (a)	25,284	2,182,262
		54,502,687
Technology Hardware, Storage & Peripherals - 21.0%
Everpure Inc Class A (a)	32,295	2,544,523
NetApp Inc	16,285	2,520,267
Sandisk Corp (a)	2,985	6,787,084
Seagate Technology Holdings PLC	5,673	5,474,445
Western Digital Corp	9,128	5,830,236
		23,156,555
TOTAL INFORMATION TECHNOLOGY		91,088,944
Real Estate - 7.0%
Specialized REITs - 7.0%
Digital Realty Trust Inc	19,055	3,421,897
Equinix Inc	4,129	4,304,028
TOTAL REAL ESTATE		7,725,925
TOTAL UNITED STATES		103,884,940
TOTAL COMMON STOCKS (Cost $97,788,104)		110,212,721

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	108,269	108,290
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	5,083,461	5,083,970
TOTAL MONEY MARKET FUNDS (Cost $5,192,250)			5,192,260

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $102,980,354)	115,404,981
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(5,002,180)
NET ASSETS - 100.0%	110,402,801

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	3	9/2026	183,141	1,946

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	185,591	8,217,249	8,294,652	7,383	92	10	108,290	108,269	0.0%
Fidelity Securities Lending Cash Central Fund	2,271,457	59,197,872	56,385,379	49,539	20	-	5,083,970	5,083,461	0.0%
Total	2,457,048	67,415,121	64,680,031	56,922	112	10	5,192,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,877,581	2,877,581	-	-
Consumer Discretionary	2,192,490	2,192,490	-	-
Information Technology	97,416,725	97,416,725	-	-
Real Estate	7,725,925	7,725,925	-	-

Money Market Funds	5,192,260	5,192,260	-	-
Total Investments in Securities:	115,404,981	115,404,981	-	-
Derivative Instruments:

Assets
Futures Contracts	1,946	1,946	-	-
Total Assets	1,946	1,946	-	-
Total Derivative Instruments:	1,946	1,946	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,946	-
Total Equity Risk	1,946	-
Total Value of Derivatives	1,946	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Cloud Computing ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $10,882,222) - See accompanying schedule:
Unaffiliated issuers (cost $97,788,104)	$110,212,721
Fidelity Central Funds (cost $5,192,250)	5,192,260

Total Investment in Securities (cost $102,980,354)		$115,404,981
Segregated cash with brokers for derivative instruments		23,193
Cash		48,456
Foreign currency held at value (cost $20,404)		20,376
Dividends receivable		17,889
Distributions receivable from Fidelity Central Funds		4,771
Receivable for variation margin on futures contracts		2,825
Total assets		115,522,491
Liabilities
Accrued management fee	$35,656
Other payables and accrued expenses	84
Collateral on securities loaned	5,083,950
Total liabilities		5,119,690
Net Assets		$110,402,801
Net Assets consist of:
Paid in capital		$105,068,553
Total accumulated earnings (loss)		5,334,248
Net Assets		$110,402,801
Net Asset Value, offering price and redemption price per share ($110,402,801 ÷ 2,850,000 shares)		$38.74
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$304,238
Interest		1,183
Income from Fidelity Central Funds (including $49,539 from security lending)		56,922
Security lending		737
Total income		363,080
Expenses
Management fee	$353,569
Independent trustees' fees and expenses	285
Total expenses before reductions	353,854
Expense reductions	(946)
Total expenses after reductions		352,908
Net Investment income (loss)		10,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,198,184
Redemptions in-kind	26,116,417
Fidelity Central Funds	112
Foreign currency transactions	(2,267)
Futures contracts	(8,574)
Total net realized gain (loss)		27,303,872
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,988,464
Fidelity Central Funds	10
Assets and liabilities in foreign currencies	(317)
Futures contracts	(6,287)
Total change in net unrealized appreciation (depreciation)		1,981,870
Net gain (loss)		29,285,742
Net increase (decrease) in net assets resulting from operations		$29,295,914
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,172	$48,034
Net realized gain (loss)	27,303,872	6,413,490
Change in net unrealized appreciation (depreciation)	1,981,870	6,091,949
Net increase (decrease) in net assets resulting from operations	29,295,914	12,553,473
Distributions to shareholders	(13,000)	(45,600)

Share transactions
Proceeds from sales of shares	33,615,036	26,788,469
Cost of shares redeemed	(44,835,252)	(24,077,800)

Net increase (decrease) in net assets resulting from share transactions	(11,220,216)	2,710,669
Total increase (decrease) in net assets	18,062,698	15,218,542

Net Assets
Beginning of period	92,340,103	77,121,561
End of period	$110,402,801	$92,340,103

Other Information
Shares
Sold	1,050,000	950,000
Redeemed	(1,450,000)	(900,000)
Net increase (decrease)	(400,000)	50,000

Financial Highlights
Fidelity® Cloud Computing ETF

Years ended June 30,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$28.41	$24.10	$19.44	$15.91	$25.20
Income from Investment Operations
Net investment income (loss) B,C	- D	.02	.04 E	.04	.06
Net realized and unrealized gain (loss)	10.33	4.30	4.66	3.53	(9.29)
Total from investment operations	10.33	4.32	4.70	3.57	(9.23)
Distributions from net investment income	- D	(.01)	(.04)	(.03)	(.06)
Distributions from tax return of capital	-	-	-	(.01)	-
Total distributions	- D	(.01)	(.04)	(.04)	(.06)
Net asset value, end of period	$38.74	$28.41	$24.10	$19.44	$15.91
Total Return F,G,H	36.36%	17.96%	24.16%	22.51%	(36.69)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.39%	.39%	.41%	.39%	.39% K
Expenses net of fee waivers, if any	.39%	.39%	.40%	.39%	.39% K
Expenses net of all reductions, if any	.39%	.39%	.40%	.39%	.39% K
Net investment income (loss)	.01%	.06%	.18% E	.23%	.41% K
Supplemental Data
Net assets, end of period (000 omitted)	$110,403	$92,340	$77,122	$36,938	$18,293
Portfolio turnover rate L,M	39%	32%	33%	38%	31% N

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .10%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Fidelity® Crypto Industry and Digital Payments ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 6.0%
Financials - 1.6%
Consumer Finance - 1.6%
Zip Co Ltd (a)	1,881,624	4,223,628
Information Technology - 4.4%
Software - 4.4%
IREN Ltd (a)(b)	255,357	11,677,476
TOTAL AUSTRALIA		15,901,104
BRAZIL - 2.6%
Financials - 2.6%
Financial Services - 2.6%
Pagseguro Digital Ltd Class A	345,288	3,124,856
StoneCo Ltd Class A	351,250	3,807,550

TOTAL BRAZIL		6,932,406
CANADA - 2.8%
Information Technology - 2.8%
IT Services - 1.6%
Shopify Inc Class A (a)	36,535	4,178,445
Software - 1.2%
Hive Digital Technologies Ltd (United States) (a)(b)	906,353	3,299,125
TOTAL CANADA		7,477,570
CHINA - 1.1%
Financials - 0.7%
Capital Markets - 0.7%
OSL Group Ltd (a)(b)	1,212,679	1,782,976
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Canaan Inc Class A ADR (a)(b)	4,057,464	1,164,898
TOTAL CHINA		2,947,874
GRAND CAYMAN (UK OVERSEAS TER) - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
Bullish (b)	116,866	2,738,170
ISRAEL - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
Etoro Group Ltd Class A (a)	88,900	3,508,883
ITALY - 1.5%
Financials - 1.5%
Financial Services - 1.5%
Nexi SpA (b)(c)(d)	970,928	3,931,840
JAPAN - 4.2%
Communication Services - 0.5%
Media - 0.5%
Ceres Inc/Japan (b)	102,300	1,316,162
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
Metaplanet Inc (a)	2,113,500	2,600,831
Financials - 2.0%
Capital Markets - 2.0%
Monex Group Inc	443,600	1,703,162
SBI Holdings Inc	220,400	3,578,746
TOTAL FINANCIALS		5,281,908
Information Technology - 0.7%
IT Services - 0.7%
GMO internet group Inc	84,100	1,729,347
TOTAL JAPAN		10,928,248
KOREA (SOUTH) - 0.8%
Financials - 0.8%
Financial Services - 0.8%
Danal Co Ltd (a)	719,655	1,999,687
MALAYSIA - 0.8%
Industrials - 0.8%
Professional Services - 0.8%
Zetrix Ai Bhd	11,535,999	2,150,180
NETHERLANDS - 1.6%
Financials - 1.6%
Capital Markets - 0.1%
Coincheck Group NV (a)(b)	195,101	433,124
Financial Services - 1.5%
Adyen NV (a)(c)(d)	4,071	3,818,449
TOTAL NETHERLANDS		4,251,573
UNITED KINGDOM - 1.9%
Financials - 1.9%
Financial Services - 1.9%
Klarna Group PLC (a)(b)	243,129	4,920,931
UNITED STATES - 74.1%
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
SHARPLINK INC (a)	577,361	2,771,333
Financials - 33.0%
Capital Markets - 11.7%
Bakkt Inc Class A (a)(b)	242,337	1,892,652
Bitgo Holdings Inc Class A (b)	313,628	1,624,593
Coinbase Global Inc Class A (a)	83,290	12,176,165
Galaxy Digital Inc Class A (a)(b)	193,759	5,297,371
Gemini Space Station Inc Class A (b)	417,705	1,779,423
Robinhood Markets Inc Class A (a)	64,115	6,429,452
Twenty One Capital Inc Class A (b)	312,382	1,546,291
		30,745,947
Financial Services - 21.3%
Block Inc Class A (a)	116,771	8,874,596
Chime Financial Inc Class A (a)(b)	225,031	4,608,635
Corpay Inc (a)	11,892	3,963,247
Fiserv Inc (a)	75,537	3,705,090
Flywire Corp (a)	189,740	3,333,732
Global Payments Inc	62,638	4,545,013
Mastercard Inc Class A	8,817	4,528,411
PayPal Holdings Inc	99,356	4,290,192
Shift4 Payments Inc Class A (a)(b)	105,718	5,142,124
Toast Inc Class A (a)	168,417	4,685,361
Visa Inc Class A	13,266	4,551,432
WEX Inc (a)	26,959	3,803,645
		56,031,478
TOTAL FINANCIALS		86,777,425
Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Strive Inc Class A (a)(b)	257,244	2,806,532
Information Technology - 38.9%
Electronic Equipment, Instruments & Components - 0.6%
Forward Industries Inc (b)	352,080	1,485,778
IT Services - 3.7%
Applied Digital Corp (a)(b)	258,967	9,659,469
Software - 34.6%
Bit Digital Inc (a)(b)	1,843,827	3,318,889
Bitdeer Technologies Group Class A (a)(b)	268,383	4,259,238
BitMine Immersion Technologies Inc	546,303	7,271,293
Cipher Digital Inc (a)(b)	371,757	9,108,047
Circle Internet Group Inc Class A (a)	134,846	8,445,405
Cleanspark Inc (a)(b)	455,131	6,622,156
Core Scientific Inc (a)	258,744	6,621,259
Digi Power X Inc (United States) (a)	455,269	2,481,216
Hut 8 Corp (United States) (a)	72,836	8,408,552
Keel Infrastructure Corp	1,014,295	5,822,053
MARA Holdings Inc (a)(b)	647,838	8,998,470
Riot Platforms Inc (a)	300,404	8,225,062
Soluna Holdings Inc (a)(b)	1,572,847	2,123,343
Terawulf Inc (a)	378,522	9,349,493
		91,054,476
TOTAL INFORMATION TECHNOLOGY		102,199,723
TOTAL UNITED STATES		194,555,013
TOTAL COMMON STOCKS (Cost $252,746,208)		262,243,479

Money Market Funds - 15.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	580,958	581,074
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	38,938,202	38,942,095
TOTAL MONEY MARKET FUNDS (Cost $39,523,111)			39,523,169

TOTAL INVESTMENT IN SECURITIES - 114.7% (Cost $292,269,319)	301,766,648
NET OTHER ASSETS (LIABILITIES) - (14.7)%	(38,732,840)
NET ASSETS - 100.0%	263,033,808

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	4	9/2026	244,188	(1,145)
CME E-Mini Russell 2000 Index Contracts (United States)	4	9/2026	609,120	11,860
TOTAL LONG				10,715

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,750,289 or 2.9% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,750,289 or 2.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	425,752	29,201,787	29,046,676	22,160	152	59	581,074	580,958	0.0%
Fidelity Securities Lending Cash Central Fund	55,926,092	661,929,709	678,914,020	990,211	314	-	38,942,095	38,938,202	0.1%
Total	56,351,844	691,131,496	707,960,696	1,012,371	466	59	39,523,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,316,162	1,316,162	-	-
Consumer Discretionary	5,372,164	5,372,164	-	-
Financials	126,349,427	126,349,427	-	-
Health Care	2,806,532	2,806,532	-	-
Industrials	2,150,180	2,150,180	-	-
Information Technology	124,249,014	124,249,014	-	-

Money Market Funds	39,523,169	39,523,169	-	-
Total Investments in Securities:	301,766,648	301,766,648	-	-
Derivative Instruments:

Assets
Futures Contracts	11,860	11,860	-	-
Total Assets	11,860	11,860	-	-

Liabilities
Futures Contracts	(1,145)	(1,145)	-	-
Total Liabilities	(1,145)	(1,145)	-	-
Total Derivative Instruments:	10,715	10,715	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	11,860	(1,145)
Total Equity Risk	11,860	(1,145)
Total Value of Derivatives	11,860	(1,145)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Crypto Industry and Digital Payments ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $80,467,812) - See accompanying schedule:
Unaffiliated issuers (cost $252,746,208)	$262,243,479
Fidelity Central Funds (cost $39,523,111)	39,523,169

Total Investment in Securities (cost $292,269,319)		$301,766,648
Segregated cash with brokers for derivative instruments		98,059
Foreign currency held at value (cost $217,470)		216,932
Receivable for investments sold		722,428
Dividends receivable		9,060
Interest receivable		6,081
Distributions receivable from Fidelity Central Funds		42,830
Receivable for variation margin on futures contracts		6,766
Other receivables		5
Total assets		302,868,809
Liabilities
Payable to custodian bank	$689,913
Payable for investments purchased	110,884
Accrued management fee	92,422
Collateral on securities loaned	38,941,782
Total liabilities		39,835,001
Net Assets		$263,033,808
Net Assets consist of:
Paid in capital		$283,931,520
Total accumulated earnings (loss)		(20,897,712)
Net Assets		$263,033,808
Net Asset Value, offering price and redemption price per share ($263,033,808 ÷ 6,150,000 shares)		$42.77
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$987,702
Special dividends		656,328
Interest		9,066
Income from Fidelity Central Funds (including $990,211 from security lending)		1,012,371
Security lending		32,747
Total income		2,698,214
Expenses
Management fee	$1,032,887
Independent trustees' fees and expenses	785
Total expenses before reductions	1,033,672
Expense reductions	(1,262)
Total expenses after reductions		1,032,410
Net Investment income (loss)		1,665,804
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,429,652)
Redemptions in-kind	76,366,754
Fidelity Central Funds	466
Foreign currency transactions	259
Futures contracts	147,280
Total net realized gain (loss)		63,085,107
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(29,469,742)
Fidelity Central Funds	59
Assets and liabilities in foreign currencies	(12,009)
Futures contracts	(4,576)
Total change in net unrealized appreciation (depreciation)		(29,486,268)
Net gain (loss)		33,598,839
Net increase (decrease) in net assets resulting from operations		$35,264,643
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,665,804	$449,724
Net realized gain (loss)	63,085,107	5,843,142
Change in net unrealized appreciation (depreciation)	(29,486,268)	12,623,214
Net increase (decrease) in net assets resulting from operations	35,264,643	18,916,080
Distributions to shareholders	(4,397,050)	(1,957,600)

Share transactions
Proceeds from sales of shares	148,242,082	104,716,736
Cost of shares redeemed	(111,642,894)	(29,900,709)

Net increase (decrease) in net assets resulting from share transactions	36,599,188	74,816,027
Total increase (decrease) in net assets	67,466,781	91,774,507

Net Assets
Beginning of period	195,567,027	103,792,520
End of period	$263,033,808	$195,567,027

Other Information
Shares
Sold	3,250,000	2,900,000
Redeemed	(2,600,000)	(950,000)
Net increase (decrease)	650,000	1,950,000

Financial Highlights
Fidelity® Crypto Industry and Digital Payments ETF

Years ended June 30,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$35.56	$29.24	$19.19	$12.39	$25.76
Income from Investment Operations
Net investment income (loss) B,C	.26 D	.10 E	(.04)	(.03)	(.01)
Net realized and unrealized gain (loss)	7.58	6.60	10.14	6.83	(13.36)
Total from investment operations	7.84	6.70	10.10	6.80	(13.37)
Distributions from net investment income	(.63)	(.38)	(.05)	-	-
Total distributions	(.63)	(.38)	(.05)	-	-
Net asset value, end of period	$42.77	$35.56	$29.24	$19.19	$12.39
Total Return F,G,H	22.09%	22.94%	52.67%	54.94%	(51.92)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.39%	.39%	.42%	.39%	.39% K
Expenses net of fee waivers, if any	.39%	.39%	.40%	.39%	.39% K
Expenses net of all reductions, if any	.39%	.39%	.40%	.39%	.39% K
Net investment income (loss)	.63% D	.32% E	(.19)%	(.19)%	(.29)% K
Supplemental Data
Net assets, end of period (000 omitted)	$263,034	$195,567	$103,793	$36,462	$13,005
Portfolio turnover rate L,M	59%	79%	53%	55%	28% N

AFor the period April 19, 2022 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .26%.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HTotal returns for periods of less than one year are not annualized.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Fidelity® Electric Vehicles and Future Transportation ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRIA - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ams-OSRAM AG (a)	11,182	241,896
BELGIUM - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Melexis NV	4,661	416,189
CANADA - 1.5%
Industrials - 1.5%
Machinery - 1.5%
NFI Group Inc (a)	25,293	424,655
CHINA - 25.7%
Consumer Discretionary - 18.8%
Automobile Components - 2.9%
CALB Group Co Ltd H Shares (a)(c)(d)	124,600	372,431
Hesai Group ADR (a)(b)	24,000	437,280
		809,711
Automobiles - 15.9%
BYD Co Ltd H Shares	117,400	1,084,619
Li Auto Inc A Shares (a)	119,900	704,534
NIO Inc A Shares (a)	164,890	814,562
Seres Group Co Ltd H Shares	56,000	328,200
XPeng Inc A Shares (a)	121,500	784,741
Yadea Group Holdings Ltd (c)(d)	287,073	326,167
Zhejiang Leapmotor Technology Co Ltd H Shares (a)(c)(d)	94,600	415,938
		4,458,761
TOTAL CONSUMER DISCRETIONARY		5,268,472
Industrials - 4.8%
Electrical Equipment - 4.8%
Contemporary Amperex Technology Co Ltd H Shares	14,900	1,333,809
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
indie Semiconductor Inc Class A (a)(b)	71,418	320,667
Materials - 1.0%
Chemicals - 1.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	44,080	282,735
TOTAL CHINA		7,205,683
GERMANY - 6.2%
Information Technology - 6.2%
Semiconductors & Semiconductor Equipment - 6.2%
Elmos Semiconductor SE	2,120	437,252
Infineon Technologies AG	13,904	1,298,263

TOTAL GERMANY		1,735,515
ISRAEL - 2.0%
Consumer Discretionary - 1.4%
Automobile Components - 1.4%
Mobileye Global Inc Class A (a)(b)	41,341	400,181
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Innoviz Technologies Ltd (a)(b)	218,138	166,047
TOTAL ISRAEL		566,228
JAPAN - 6.5%
Information Technology - 6.5%
Electronic Equipment, Instruments & Components - 1.6%
Alps Alpine Co Ltd	35,700	449,202
Semiconductors & Semiconductor Equipment - 4.9%
Allegro MicroSystems Inc (a)(b)	14,461	1,006,775
Renesas Electronics Corp	11,900	351,966
		1,358,741
TOTAL JAPAN		1,807,943
KOREA (SOUTH) - 3.3%
Industrials - 1.1%
Electrical Equipment - 1.1%
LG Energy Solution Ltd (a)	1,371	320,340
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Samsung SDI Co Ltd (a)	1,005	315,907
Materials - 1.1%
Chemicals - 1.1%
LG Chem Ltd	1,640	296,392
TOTAL KOREA (SOUTH)		932,639
NETHERLANDS - 4.3%
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 4.3%
NXP Semiconductors NV	4,268	1,199,436
SWEDEN - 2.8%
Consumer Discretionary - 2.8%
Automobile Components - 2.8%
Autoliv Inc	6,800	789,956
UNITED KINGDOM - 1.3%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
Polestar Automotive Holding UK PLC Class A ADR (a)(b)	18,936	355,618
UNITED STATES - 43.8%
Consumer Discretionary - 19.8%
Automobile Components - 9.0%
Aptiv PLC (a)	15,656	960,965
Gentherm Inc (a)	9,696	330,731
Lear Corp	5,614	752,613
Visteon Corp (b)	4,696	465,890
		2,510,199
Automobiles - 10.2%
Lucid Group Inc (a)(b)	60,594	405,374
Rivian Automotive Inc Class A (a)	61,622	1,069,142
Tesla Inc (a)	3,287	1,382,512
		2,857,028
Specialty Retail - 0.6%
EVgo Inc Class A (a)(b)	90,497	172,849
TOTAL CONSUMER DISCRETIONARY		5,540,076
Industrials - 13.3%
Electrical Equipment - 3.3%
Amprius Technologies Inc (a)	13,083	181,330
Sensata Technologies Holding PLC	15,693	749,184
		930,514
Ground Transportation - 7.6%
Lyft Inc Class A (a)	50,941	744,248
Uber Technologies Inc (a)	19,047	1,374,432
		2,118,680
Machinery - 2.4%
Blue Bird Corp (a)	6,763	534,006
Microvast Holdings Inc (a)(b)	114,854	134,379
		668,385
TOTAL INDUSTRIALS		3,717,579
Information Technology - 9.5%
Electronic Equipment, Instruments & Components - 1.2%
Aeva Technologies Inc (a)(b)	12,131	348,402
Semiconductors & Semiconductor Equipment - 5.2%
Analog Devices Inc	334	132,655
Diodes Inc (a)	2,949	322,739
ON Semiconductor Corp (a)	2,796	264,334
SiTime Corp (a)	552	411,549
Skyworks Solutions Inc (b)	4,751	322,118
		1,453,395
Software - 3.1%
Aurora Innovation Inc Class A (a)(b)	126,732	864,312
TOTAL INFORMATION TECHNOLOGY		2,666,109
Materials - 1.2%
Chemicals - 1.2%
Albemarle Corp	2,391	322,857
TOTAL UNITED STATES		12,246,621
TOTAL COMMON STOCKS (Cost $24,544,242)		27,922,379

Money Market Funds - 14.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	5,762	5,763
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	3,937,240	3,937,633
TOTAL MONEY MARKET FUNDS (Cost $3,943,396)			3,943,396

TOTAL INVESTMENT IN SECURITIES - 113.9% (Cost $28,487,638)	31,865,775
NET OTHER ASSETS (LIABILITIES) - (13.9)%	(3,880,182)
NET ASSETS - 100.0%	27,985,593

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	1	9/2026	61,047	(692)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,397,271 or 5.0% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,397,271 or 5.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,658,201	1,652,575	233	137	-	5,763	5,762	0.0%
Fidelity Securities Lending Cash Central Fund	6,656,900	33,166,313	35,885,405	286,234	(175)	-	3,937,633	3,937,240	0.0%
Total	6,656,900	34,824,514	37,537,980	286,467	(38)	-	3,943,396

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	12,354,303	12,354,303	-	-
Industrials	5,796,383	5,796,383	-	-
Information Technology	8,869,709	8,869,709	-	-
Materials	901,984	901,984	-	-

Money Market Funds	3,943,396	3,943,396	-	-
Total Investments in Securities:	31,865,775	31,865,775	-	-
Derivative Instruments:

Liabilities
Futures Contracts	(692)	(692)	-	-
Total Liabilities	(692)	(692)	-	-
Total Derivative Instruments:	(692)	(692)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(692)
Total Equity Risk	-	(692)
Total Value of Derivatives	-	(692)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Electric Vehicles and Future Transportation ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $4,768,353) - See accompanying schedule:
Unaffiliated issuers (cost $24,544,242)	$27,922,379
Fidelity Central Funds (cost $3,943,396)	3,943,396

Total Investment in Securities (cost $28,487,638)		$31,865,775
Segregated cash with brokers for derivative instruments		6,399
Cash		3,425
Foreign currency held at value (cost $10,813)		10,811
Dividends receivable		38,374
Distributions receivable from Fidelity Central Funds		6,975
Receivable for variation margin on futures contracts		942
Total assets		31,932,701
Liabilities
Accrued management fee	$9,300
Collateral on securities loaned	3,937,808
Total liabilities		3,947,108
Net Assets		$27,985,593
Net Assets consist of:
Paid in capital		$53,211,944
Total accumulated earnings (loss)		(25,226,351)
Net Assets		$27,985,593
Net Asset Value, offering price and redemption price per share ($27,985,593 ÷ 1,450,000 shares)		$19.30
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$188,422
Interest		9
Income from Fidelity Central Funds (including $286,234 from security lending)		286,467
Security lending		218
Total income		475,116
Expenses
Management fee	$111,185
Independent trustees' fees and expenses	91
Total expenses before reductions	111,276
Expense reductions	(633)
Total expenses after reductions		110,643
Net Investment income (loss)		364,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,998,777
Redemptions in-kind	1,874,669
Fidelity Central Funds	(38)
Foreign currency transactions	(9,449)
Futures contracts	15,375
Total net realized gain (loss)		4,879,334
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,733,835
Assets and liabilities in foreign currencies	(490)
Futures contracts	(2,143)
Total change in net unrealized appreciation (depreciation)		2,731,202
Net gain (loss)		7,610,536
Net increase (decrease) in net assets resulting from operations		$7,975,009
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$364,473	$198,815
Net realized gain (loss)	4,879,334	(10,126,548)
Change in net unrealized appreciation (depreciation)	2,731,202	12,856,237
Net increase (decrease) in net assets resulting from operations	7,975,009	2,928,504
Distributions to shareholders	(375,200)	(169,000)

Share transactions
Proceeds from sales of shares	1,919	2,453
Cost of shares redeemed	(7,796,763)	(7,368,497)

Net increase (decrease) in net assets resulting from share transactions	(7,794,844)	(7,366,044)
Total increase (decrease) in net assets	(195,035)	(4,606,540)

Net Assets
Beginning of period	28,180,628	32,787,168
End of period	$27,985,593	$28,180,628

Other Information
Shares
Redeemed	(450,000)	(550,000)
Net increase (decrease)	(450,000)	(550,000)

Financial Highlights
Fidelity® Electric Vehicles and Future Transportation ETF

Years ended June 30,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$14.83	$13.38	$19.09	$17.82	$25.20
Income from Investment Operations
Net investment income (loss) B,C	.22	.09 D	.07	.05	.04
Net realized and unrealized gain (loss)	4.48	1.45	(5.71)	1.27	(7.39)
Total from investment operations	4.70	1.54	(5.64)	1.32	(7.35)
Distributions from net investment income	(.23)	(.09)	(.07)	(.05)	(.03)
Total distributions	(.23)	(.09)	(.07)	(.05)	(.03)
Net asset value, end of period	$19.30	$14.83	$13.38	$19.09	$17.82
Total Return E,F,G	31.86%	11.51%	(29.55)%	7.36%	(29.15)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39%	.42%	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39%	.40%	.39%	.39% J
Expenses net of all reductions, if any	.39%	.39%	.40%	.39%	.39% J
Net investment income (loss)	1.28%	.68% D	.44%	.26%	.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$27,986	$28,181	$32,787	$54,395	$38,318
Portfolio turnover rate K,L	51%	77%	54%	62%	31% M

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Metaverse ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
CHINA - 9.3%
Communication Services - 7.6%
Entertainment - 3.3%
Netease Inc	56,900	1,468,565
Interactive Media & Services - 4.3%
Baidu Inc A Shares (a)	79,600	1,112,485
Hello Group Inc Class A ADR	42,915	248,907
Newborn Town Inc (a)(b)(c)	256,000	246,465
Weibo Corp A Shares	35,300	254,328
		1,862,185
TOTAL COMMUNICATION SERVICES		3,330,750
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.1%
Sunny Optical Technology Group Co Ltd	61,800	480,716
IT Services - 0.6%
Vnet Group Inc Class A ADR (a)(b)	37,017	297,617
TOTAL INFORMATION TECHNOLOGY		778,333
TOTAL CHINA		4,109,083
FRANCE - 2.4%
Communication Services - 0.6%
Entertainment - 0.6%
Ubisoft Entertainment SA (a)(b)	41,471	254,896
Information Technology - 1.8%
Software - 1.8%
Dassault Systemes SE	38,611	786,425
TOTAL FRANCE		1,041,321
GERMANY - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Nagarro SE	4,279	365,446
HONG KONG - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Cowell e Holdings Inc (b)	81,000	242,316
ISRAEL - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Wix.com Ltd (a)(b)	7,306	331,473
JAPAN - 2.4%
Communication Services - 1.3%
Entertainment - 1.3%
Nexon Co Ltd	43,200	570,286
Information Technology - 1.1%
IT Services - 1.1%
Sakura Internet Inc (b)	12,100	220,074
SHIFT Inc (a)	64,500	267,485
TOTAL INFORMATION TECHNOLOGY		487,559
TOTAL JAPAN		1,057,845
KOREA (SOUTH) - 5.0%
Communication Services - 5.0%
Entertainment - 3.2%
Krafton Inc	3,395	517,150
NC Corp	2,371	394,070
Netmarble Corp (c)(d)	9,516	229,408
Pearl Abyss Corp (a)	10,799	252,323
		1,392,951
Interactive Media & Services - 1.8%
NAVER Corp	6,334	813,571
TOTAL KOREA (SOUTH)		2,206,522
SINGAPORE - 0.7%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Grindr Inc Class A (a)(b)	21,630	310,823
SWEDEN - 0.7%
Communication Services - 0.7%
Entertainment - 0.7%
Modern Times Group MTG AB B Shares (a)	23,185	293,222
UNITED STATES - 77.1%
Communication Services - 24.9%
Entertainment - 10.6%
Electronic Arts Inc	7,150	1,466,036
Playtika Holding Corp	52,645	195,839
ROBLOX Corp Class A (a)	27,269	1,482,888
Take-Two Interactive Software Inc (a)	6,155	1,538,628
		4,683,391
Interactive Media & Services - 14.3%
Alphabet Inc Class A	5,764	2,059,881
Meta Platforms Inc Class A	3,418	1,925,325
Pinterest Inc Class A (a)	38,572	811,169
Reddit Inc Class A (a)	5,908	1,025,511
Snap Inc Class A (a)	105,662	469,139
		6,291,025
TOTAL COMMUNICATION SERVICES		10,974,416
Information Technology - 44.0%
IT Services - 3.5%
CoreWeave Inc Class A (a)	10,500	1,045,170
EPAM Systems Inc (a)(b)	6,018	477,528
		1,522,698
Semiconductors & Semiconductor Equipment - 21.4%
Advanced Micro Devices Inc (a)	4,100	2,381,731
Ambarella Inc (a)(b)	6,415	550,407
Cirrus Logic Inc (a)	4,110	610,458
Monolithic Power Systems Inc	1,138	1,573,126
NVIDIA Corp	9,811	1,963,083
QUALCOMM Inc	8,844	1,634,283
Skyworks Solutions Inc (b)	10,202	691,696
		9,404,784
Software - 12.7%
Adobe Inc (a)	8,276	1,696,746
Bentley Systems Inc Class B (b)	17,129	511,985
Microsoft Corp	5,012	1,869,576
PTC Inc (a)	6,716	763,005
Unity Software Inc (a)	25,570	730,791
		5,572,103
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	6,893	1,994,559
Super Micro Computer Inc (a)	23,156	679,165
Turtle Beach Corp (a)(b)	12,789	159,223
		2,832,947
TOTAL INFORMATION TECHNOLOGY		19,332,532
Real Estate - 8.2%
Specialized REITs - 8.2%
Digital Realty Trust Inc	8,768	1,574,557
Equinix Inc	1,970	2,053,508
TOTAL REAL ESTATE		3,628,065
TOTAL UNITED STATES		33,935,013
TOTAL COMMON STOCKS (Cost $41,766,206)		43,893,064

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	66,797	66,810
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	1,971,545	1,971,743
TOTAL MONEY MARKET FUNDS (Cost $2,038,546)			2,038,553

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $43,804,752)	45,931,617
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(1,906,890)
NET ASSETS - 100.0%	44,024,727

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	2	9/2026	122,094	954

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $475,873 or 1.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $229,408 or 0.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,160	4,392,248	4,369,747	2,712	142	7	66,810	66,797	0.0%
Fidelity Securities Lending Cash Central Fund	231,250	26,086,836	24,346,407	4,894	64	-	1,971,743	1,971,545	0.0%
Total	275,410	30,479,084	28,716,154	7,606	206	7	2,038,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	17,940,915	17,940,915	-	-
Information Technology	22,324,084	22,324,084	-	-
Real Estate	3,628,065	3,628,065	-	-

Money Market Funds	2,038,553	2,038,553	-	-
Total Investments in Securities:	45,931,617	45,931,617	-	-
Derivative Instruments:

Assets
Futures Contracts	954	954	-	-
Total Assets	954	954	-	-
Total Derivative Instruments:	954	954	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	954	-
Total Equity Risk	954	-
Total Value of Derivatives	954	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Metaverse ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $3,470,107) - See accompanying schedule:
Unaffiliated issuers (cost $41,766,206)	$43,893,064
Fidelity Central Funds (cost $2,038,546)	2,038,553

Total Investment in Securities (cost $43,804,752)		$45,931,617
Segregated cash with brokers for derivative instruments		25,112
Cash		13,378
Foreign currency held at value (cost $17,552)		17,614
Dividends receivable		19,398
Distributions receivable from Fidelity Central Funds		2,071
Receivable for variation margin on futures contracts		1,883
Other receivables		2
Total assets		46,011,075
Liabilities
Accrued management fee	$14,713
Collateral on securities loaned	1,971,635
Total liabilities		1,986,348
Net Assets		$44,024,727
Net Assets consist of:
Paid in capital		$46,051,075
Total accumulated earnings (loss)		(2,026,348)
Net Assets		$44,024,727
Net Asset Value, offering price and redemption price per share ($44,024,727 ÷ 1,200,000 shares)		$36.69
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$348,143
Interest		627
Income from Fidelity Central Funds (including $4,894 from security lending)		7,606
Security lending		731
Total income		357,107
Expenses
Management fee	$178,539
Independent trustees' fees and expenses	140
Total expenses before reductions	178,679
Expense reductions	(443)
Total expenses after reductions		178,236
Net Investment income (loss)		178,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(886,191)
Redemptions in-kind	7,434,725
Fidelity Central Funds	206
Foreign currency transactions	(6,891)
Futures contracts	9,020
Total net realized gain (loss)		6,550,869
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,230,718)
Fidelity Central Funds	7
Assets and liabilities in foreign currencies	(245)
Futures contracts	(2,449)
Total change in net unrealized appreciation (depreciation)		(3,233,405)
Net gain (loss)		3,317,464
Net increase (decrease) in net assets resulting from operations		$3,496,335
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$178,871	$303,619
Net realized gain (loss)	6,550,869	988,215
Change in net unrealized appreciation (depreciation)	(3,233,405)	2,596,078
Net increase (decrease) in net assets resulting from operations	3,496,335	3,887,912
Distributions to shareholders	(252,300)	(321,750)

Share transactions
Proceeds from sales of shares	16,245,280	11,031,831
Cost of shares redeemed	(16,118,560)	(7,503,621)

Net increase (decrease) in net assets resulting from share transactions	126,720	3,528,210
Total increase (decrease) in net assets	3,370,755	7,094,372

Net Assets
Beginning of period	40,653,972	33,559,600
End of period	$44,024,727	$40,653,972

Other Information
Shares
Sold	450,000	350,000
Redeemed	(450,000)	(250,000)
Net increase (decrease)	-	100,000

Financial Highlights
Fidelity® Metaverse ETF

Years ended June 30,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$33.88	$30.51	$25.67	$21.32	$25.28
Income from Investment Operations
Net investment income (loss) B,C	.14	.28 D	.10	.11 E	- F
Net realized and unrealized gain (loss)	2.86	3.38	4.84	4.36	(3.96)
Total from investment operations	3.00	3.66	4.94	4.47	(3.96)
Distributions from net investment income	(.19)	(.29)	(.10)	(.12)	-
Total distributions	(.19)	(.29)	(.10)	(.12)	-
Net asset value, end of period	$36.69	$33.88	$30.51	$25.67	$21.32
Total Return G,H,I	8.87%	12.13%	19.25%	21.06%	(15.67)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.39%	.39%	.42%	.39%	.39% L
Expenses net of fee waivers, if any	.39%	.39%	.40%	.39%	.39% L
Expenses net of all reductions, if any	.39%	.39%	.40%	.39%	.39% L
Net investment income (loss)	.39%	.94% D	.35%	.49% E	.01% L
Supplemental Data
Net assets, end of period (000 omitted)	$44,025	$40,654	$33,560	$16,689	$10,658
Portfolio turnover rate M,N	33%	30%	52%	47%	8% O

AFor the period April 19, 2022 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .42%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
FAmount represents less than $.005 per share.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IBased on net asset value.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Notes to Financial Statements

For the period ended June 30, 2026

1. Organization.
Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Electric Vehicles and Future Transportation ETF, and Fidelity Metaverse ETF are each a diversified fund. Fidelity Crypto Industry and Digital Payments ETF is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

For Fidelity Clean Energy ETF, clean energy companies are subject to various risks, including fluctuations in commodity prices and/or interest rates, obsolescence of existing technology, short product cycles, changes in governmental and environmental regulations and enforcement policies, changes in U.S. and foreign government policies, including tax incentives and government subsidies, reduced availability of clean energy sources or other commodities, and extreme weather or other natural disasters.

For Fidelity Cloud Computing ETF, cloud computing companies are subject to various risks, including those associated with limited operating history, product lines, markets, financial resources or personnel, changes in business cycles, intense competition, potentially rapid product obsolescence, disruptions in service, changes in regulation, and cybersecurity attacks and other types of theft.

For Fidelity Crypto Industry and Digital Payments ETF, cryptocurrency and blockchain companies are subject to various risks, including inability to develop digital asset applications or to capitalize on those applications, theft, loss, or destruction of cryptographic keys, the possibility that digital asset technologies may never be fully implemented, cybersecurity risk, conflicting intellectual property claims, and inconsistent and changing regulations. Digital payments processing companies are subject to various risks, including those associated with intense competition, changes in regulation, economic conditions, deterioration in credit markets, impairment of intellectual property rights, disruptions in service, and cybersecurity attacks and other types of theft.

For Fidelity Electric Vehicles and Future Transportation ETF, electric vehicles and future transportation companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, production delays, changes in governmental regulation, and litigation based on product liability claims.

For Fidelity Metaverse ETF, metaverse companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, potentially rapid product obsolescence, impairment of intellectual property rights, disruptions in service, cybersecurity attacks, and changes in regulation.

Although each Fund's underlying index uses a rules-based proprietary index methodology that seeks to identify such companies, there is no guarantee that this methodology will be successful.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Clean Energy ETF	121,416,760	8,697,363	(11,377,525)	(2,680,162)
Fidelity Cloud Computing ETF	103,966,765	28,880,934	(17,442,718)	11,438,216
Fidelity Crypto Industry and Digital Payments ETF	296,240,605	69,810,472	(64,284,429)	5,526,043
Fidelity Electric Vehicles and Future Transportation ETF	28,698,077	6,582,923	(3,415,917)	3,167,006
Fidelity Metaverse ETF	44,163,140	8,535,608	(6,767,131)	1,768,477

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Clean Energy ETF	68,735	-	(14,446,508)	(2,677,627)
Fidelity Cloud Computing ETF	-	-	(6,084,356)	11,441,135
Fidelity Crypto Industry and Digital Payments ETF	-	-	(26,423,189)	5,525,478
Fidelity Electric Vehicles and Future Transportation ETF	469	-	(28,396,720)	3,169,208
Fidelity Metaverse ETF	-	-	(3,784,777)	1,768,443

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Clean Energy ETF	(1,588,628)	(12,857,879)	(14,446,507)
Fidelity Cloud Computing ETF	(223,392)	(5,860,964)	(6,084,356)
Fidelity Crypto Industry and Digital Payments ETF	(19,820,337)	(6,602,851)	(26,423,188)
Fidelity Electric Vehicles and Future Transportation ETF	(6,629,768)	(21,766,952)	(28,396,720)
Fidelity Metaverse ETF	(1,020,762)	(2,764,014)	(3,784,776)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2026, to June 30, 2026. Loss deferrals are as follows:

Ordinary Losses($)
Fidelity Cloud Computing ETF	(22,531)
Fidelity Metaverse ETF	(10,013)

The tax character of distributions paid was as follows:

June 30, 2026
Ordinary Income ($)
Fidelity Clean Energy ETF	1,132,050
Fidelity Cloud Computing ETF	13,000
Fidelity Crypto Industry and Digital Payments ETF	4,397,050
Fidelity Electric Vehicles and Future Transportation ETF	375,200
Fidelity Metaverse ETF	252,300

June 30, 2025
Ordinary Income ($)
Fidelity Clean Energy ETF	363,900
Fidelity Cloud Computing ETF	45,600
Fidelity Crypto Industry and Digital Payments ETF	1,957,600
Fidelity Electric Vehicles and Future Transportation ETF	169,000
Fidelity Metaverse ETF	321,750

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Clean Energy ETF	42,449,298	22,973,828
Fidelity Cloud Computing ETF	63,893,652	35,304,983
Fidelity Crypto Industry and Digital Payments ETF	231,245,980	150,292,259
Fidelity Electric Vehicles and Future Transportation ETF	14,543,317	15,732,269
Fidelity Metaverse ETF	23,096,757	14,788,229

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Clean Energy ETF	96,858,158	50,614,091
Fidelity Cloud Computing ETF	9,125,420	45,658,700
Fidelity Crypto Industry and Digital Payments ETF	65,301,988	112,603,827
Fidelity Electric Vehicles and Future Transportation ETF	-	6,619,266
Fidelity Metaverse ETF	7,896,949	16,160,497
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Clean Energy ETF	.39%
Fidelity Cloud Computing ETF	.39%
Fidelity Crypto Industry and Digital Payments ETF	.39%
Fidelity Electric Vehicles and Future Transportation ETF	.39%
Fidelity Metaverse ETF	.39%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Clean Energy ETF	16,495	-	-
Fidelity Cloud Computing ETF	5,346	-	-
Fidelity Crypto Industry and Digital Payments ETF	109,071	14,987	2,343
Fidelity Electric Vehicles and Future Transportation ETF	30,518	-	-
Fidelity Metaverse ETF	605	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Clean Energy ETF	9,827,761
Fidelity Cloud Computing ETF	6,014,305
Fidelity Crypto Industry and Digital Payments ETF	46,896,667
Fidelity Electric Vehicles and Future Transportation ETF	745,325
Fidelity Metaverse ETF	1,518,371
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Clean Energy ETF.	424
Fidelity Cloud Computing ETF	946
Fidelity Crypto Industry and Digital Payments ETF	1,262
Fidelity Electric Vehicles and Future Transportation ETF	633
Fidelity Metaverse ETF	443
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the funds permit the contribution of securities in exchange for the purchase of shares (Contribution in-kind), shares may be issued in advance of receipt by the funds of all or a portion of the applicable deposit securities. In these case circumstances, the Authorized participant provides collateral to the custodian, on behalf of the Funds, in an at least equal to 105% and up to 115% of the daily marked to market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and for the period from October 5, 2021 (commencement of operations) through June 30, 2022, except for the financial highlights for the Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF, which are for the four years in the period then ended and for the period from April 19, 2022 (commencement of operations) through June 30, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from October 5, 2021 (commencement of operations) through June 30, 2022 (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Clean Energy ETF
September 2025	2%
December 2025	2%
March 2026	7%
June 2026	7%
Fidelity Cloud Computing ETF
September 2025	-
December 2025	100%
March 2026	-
June 2026	-
Fidelity Crypto Industry and Digital Payments ETF
September 2025	6%
December 2025	4%
March 2026	6%
June 2026	6%
Fidelity Electric Vehicles and Future Transportation ETF
September 2025	11%
December 2025	18%
March 2026	16%
June 2026	16%
Fidelity Metaverse ETF
September 2025	-
December 2025	46%
March 2026	67%
June 2026	67%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Clean Energy ETF
September 2025	78.98%
December 2025	78.98%
March 2026	100%
June 2026	100%
Fidelity Cloud Computing ETF
September 2025	-
December 2025	100%
March 2026	-
June 2026	-
Fidelity Crypto Industry and Digital Payments ETF
September 2025	41.78%
December 2025	22.51%
March 2026	75.58%
June 2026	75.58%
Fidelity Electric Vehicles and Future Transportation ETF
September 2025	65.15%
December 2025	44.00%
March 2026	49.42%
June 2026	49.42%
Fidelity Metaverse ETF
September 2025	0.28%
December 2025	45.87%
March 2026	100%
June 2026	100%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Metaverse ETF
September 2025	64.31%
December 2025	34.91%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Clean Energy ETF	$4,719
Fidelity Cloud Computing ETF	$192
Fidelity Crypto Industry and Digital Payments ETF	$23,376
Fidelity Metaverse ETF	$949

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
Fidelity Clean Energy ETF	03/25/2025	$0.0148	$0.0033
	06/24/2025	$0.1250	$0.0280
The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Clean Energy ETF
Fidelity Cloud Computing ETF
Fidelity Crypto Industry and Digital Payments ETF
Fidelity Electric Vehicles and Future Transportation ETF
Fidelity Metaverse ETF

At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements for each fund with Geode Capital Management, LLC (together, the Advisory Contracts) for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the funds' Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that each fund's management fee structure is fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9903828.104
CEE-ANN-0826
Fidelity® Enhanced Emerging Markets ETF
Fidelity® Enhanced International ETF
Fidelity® Enhanced Large Cap Core ETF
Fidelity® Enhanced Large Cap Growth ETF
Fidelity® Enhanced Large Cap Value ETF
Fidelity® Enhanced Mid Cap Core ETF
Fidelity® Enhanced Mid Cap Growth ETF
Fidelity® Enhanced Mid Cap Value ETF
Fidelity® Enhanced Small Cap Core ETF
Fidelity® Enhanced Small Cap Growth ETF
Fidelity® Enhanced Small Cap Value ETF
Fidelity® Enhanced U.S. All-Cap Equity ETF

(Fidelity Enhanced Mid Cap Core ETF and Fidelity Enhanced Small Cap Core ETF formerly Fidelity Enhanced Mid Cap ETF and Fidelity Enhanced Small Cap ETF, respectively)

Annual Report
June 30, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Enhanced Emerging Markets ETF
Fidelity® Enhanced International ETF
Fidelity® Enhanced Large Cap Core ETF
Fidelity® Enhanced Large Cap Growth ETF
Fidelity® Enhanced Large Cap Value ETF
Fidelity® Enhanced Mid Cap Core ETF
Fidelity® Enhanced Mid Cap Growth ETF
Fidelity® Enhanced Mid Cap Value ETF
Fidelity® Enhanced Small Cap Core ETF
Fidelity® Enhanced Small Cap Growth ETF
Fidelity® Enhanced Small Cap Value ETF
Fidelity® Enhanced U.S. All-Cap Equity ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Enhanced Emerging Markets ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
BRAZIL - 4.0%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Vibra Energia SA	168,619	976,313
Consumer Staples - 0.8%
Beverages - 0.8%
Ambev SA	389,327	1,228,549
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Petroleo Brasileiro SA - Petrobras ADR	100,233	1,619,765
Petroleo Brasileiro SA - Petrobras ADR (PN)	10,736	157,175
TOTAL ENERGY		1,776,940
Financials - 0.8%
Banks - 0.8%
Itau Unibanco Holding SA	153,516	1,254,345
Industrials - 0.7%
Aerospace & Defense - 0.7%
Embraer SA ADR	18,181	1,159,948
TOTAL BRAZIL		6,396,095
CHINA - 21.2%
Communication Services - 3.4%
Entertainment - 1.4%
Netease Inc ADR	12,185	1,561,386
Zhejiang Century Huatong Group Co Ltd A Shares (China)	319,100	663,077
		2,224,463
Interactive Media & Services - 2.0%
Tencent Holdings Ltd	56,913	3,118,918
TOTAL COMMUNICATION SERVICES		5,343,381
Consumer Discretionary - 3.2%
Automobile Components - 0.6%
Huayu Automotive Systems Co Ltd A Shares (China)	399,290	913,268
Automobiles - 0.7%
Geely Automobile Holdings Ltd	551,710	1,186,027
Broadline Retail - 1.9%
Alibaba Group Holding Ltd	129,319	1,530,983
JD.com Inc A Shares	17,568	222,320
JD.com Inc ADR	46,170	1,176,412
		2,929,715
TOTAL CONSUMER DISCRETIONARY		5,029,010
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
PetroChina Co Ltd A Shares (China)	299,800	383,504
PetroChina Co Ltd H Shares	829,633	897,032
TOTAL ENERGY		1,280,536
Financials - 4.1%
Banks - 3.4%
Bank of China Ltd A Shares (China)	719,600	606,604
Bank of China Ltd H Shares	1,496,830	952,356
China Construction Bank Corp A Shares (China)	397,400	563,991
China Construction Bank Corp H Shares	1,503,413	1,546,956
Industrial & Commercial Bank of China Ltd A Shares (China)	617,400	643,286
Industrial & Commercial Bank of China Ltd H Shares	1,326,720	1,087,718
Industrial Bank Co Ltd A Shares (China)	5,713	13,942
		5,414,853
Insurance - 0.7%
China Life Insurance Co Ltd H Shares	41,917	142,487
China Pacific Insurance Group Co Ltd A Shares (China)	83,800	352,218
Ping An Insurance Group Co of China Ltd A Shares (China)	78,800	554,405
		1,049,110
TOTAL FINANCIALS		6,463,963
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Wuxi Apptec Co Ltd A Shares (China)	27,450	503,691
Industrials - 3.4%
Construction & Engineering - 0.4%
China National Chemical Engineering Co Ltd A Shares (China)	722,359	782,454
Electrical Equipment - 0.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	18,716	1,084,014
NARI Technology Co Ltd A Shares (China)	92,600	311,828
		1,395,842
Industrial Conglomerates - 0.8%
CITIC Ltd	735,653	995,209
Fosun International Ltd (b)	413,601	209,890
		1,205,099
Machinery - 1.3%
CRRC Corp Ltd A Shares (China)	1,203,000	921,907
CRRC Corp Ltd H Shares	230,304	131,848
Sany Heavy Industry Co Ltd A Shares (China)	131,650	335,260
Yutong Bus Co Ltd A Shares (China)	158,691	627,000
		2,016,015
TOTAL INDUSTRIALS		5,399,410
Information Technology - 4.4%
Communications Equipment - 1.4%
Hengtong Optic-electric Co Ltd A Shares (China)	65,403	1,053,889
Zhongji Innolight Co Ltd A Shares (China)	6,300	1,179,132
		2,233,021
Electronic Equipment, Instruments & Components - 1.8%
BOE Technology Group Co Ltd A Shares (China)	1,131,491	1,447,401
Foxconn Industrial Internet Co Ltd A Shares (China)	105,100	1,117,525
TCL Technology Group Corp A Shares (China)	385,100	330,305
		2,895,231
Semiconductors & Semiconductor Equipment - 0.8%
NAURA Technology Group Co Ltd A Shares (China)	10,035	1,308,166
Technology Hardware, Storage & Peripherals - 0.4%
Anker Innovations Technology Co Ltd A Shares (China)	37,534	578,042
TOTAL INFORMATION TECHNOLOGY		7,014,460
Materials - 1.6%
Chemicals - 0.8%
Hengli Petrochemical Co Ltd A Shares (China)	219,507	572,908
Kingfa Sci & Tech Co Ltd A Shares (China)	299,364	681,627
		1,254,535
Metals & Mining - 0.8%
Aluminum Corp of China Ltd A Shares (China)	396,066	479,797
Aluminum Corp of China Ltd H Shares	242,693	230,846
Citic Pacific Special Steel Group Co Ltd A Shares (China)	272,381	506,587
		1,217,230
TOTAL MATERIALS		2,471,765
TOTAL CHINA		33,506,216
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	5,789	132,099
HUNGARY - 0.8%
Financials - 0.8%
Banks - 0.8%
OTP Bank Nyrt	8,886	1,311,418
INDIA - 7.8%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	24,095	471,388
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Samvardhana Motherson International Ltd	74,657	116,806
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Coal India Ltd	4,349	20,170
Indian Oil Corp Ltd	254,703	375,012
Oil & Natural Gas Corp Ltd	439,647	1,090,932
Reliance Industries Ltd	3,907	53,402
TOTAL ENERGY		1,539,516
Financials - 1.7%
Banks - 1.2%
HDFC Bank Ltd	6,866	57,875
HDFC Bank Ltd ADR	36,173	934,349
ICICI Bank Ltd	1,306	18,972
State Bank of India	72,790	789,606
		1,800,802
Consumer Finance - 0.5%
Muthoot Finance Ltd	25,896	819,923
TOTAL FINANCIALS		2,620,725
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aurobindo Pharma Ltd	8,783	146,471
Industrials - 0.7%
Aerospace & Defense - 0.6%
Bharat Electronics Ltd	191,537	833,201
Electrical Equipment - 0.1%
Hitachi Energy India Ltd	515	189,973
Polycab India Ltd	310	32,619
		222,592
TOTAL INDUSTRIALS		1,055,793
Information Technology - 2.3%
IT Services - 2.3%
HCL Technologies Ltd	78,827	892,482
Infosys Ltd	42,687	451,107
Infosys Ltd ADR (e)	94,737	993,792
Tata Consultancy Services Ltd	57,391	1,231,604
TOTAL INFORMATION TECHNOLOGY		3,568,985
Materials - 1.0%
Metals & Mining - 1.0%
National Aluminium Co Ltd	226,970	814,229
Vedanta Aluminium Metal Ltd	155,303	735,723
TOTAL MATERIALS		1,549,952
Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
NTPC Ltd	328,921	1,239,209
TOTAL INDIA		12,308,845
INDONESIA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
GoTo Gojek Tokopedia Tbk PT Class A (b)	65,569,622	183,360
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	817,925	206,769
TOTAL INDONESIA		390,129
KOREA (SOUTH) - 20.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
LG Uplus Corp	59,637	539,345
Consumer Discretionary - 1.2%
Automobile Components - 0.5%
Hyundai Mobis Co Ltd	2,721	878,865
Household Durables - 0.7%
LG Electronics Inc	7,942	1,041,476
TOTAL CONSUMER DISCRETIONARY		1,920,341
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
HD Hyundai Co Ltd	5,848	753,657
Financials - 0.6%
Banks - 0.5%
Shinhan Financial Group Co Ltd	12,167	752,961
Financial Services - 0.1%
Meritz Financial Group Inc (b)	3,633	247,829
TOTAL FINANCIALS		1,000,790
Industrials - 3.7%
Electrical Equipment - 0.4%
LS Electric Co Ltd	4,409	677,861
Industrial Conglomerates - 2.4%
SK Inc	2,762	1,488,035
SK Square Co Ltd	2,028	2,223,173
		3,711,208
Machinery - 0.9%
HD Hyundai Heavy Industries Co Ltd	1,803	689,510
HD Korea Shipbuilding & Offshore Engineering Co Ltd	3,598	813,491
		1,503,001
TOTAL INDUSTRIALS		5,892,070
Information Technology - 14.6%
Electronic Equipment, Instruments & Components - 1.4%
Samsung Electro-Mechanics Co Ltd	1,595	2,250,281
Semiconductors & Semiconductor Equipment - 6.7%
SK Hynix Inc	6,142	10,514,270
Technology Hardware, Storage & Peripherals - 6.5%
Samsung Electronics Co Ltd	47,179	10,179,317
TOTAL INFORMATION TECHNOLOGY		22,943,868
TOTAL KOREA (SOUTH)		33,050,071
MEXICO - 1.9%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series B	998,321	1,293,036
Materials - 1.1%
Metals & Mining - 1.1%
Grupo Mexico SAB de CV Series B	28,286	320,653
Industrias Penoles SAB de CV	5,657	247,236
Southern Copper Corp	6,781	1,181,657
TOTAL MATERIALS		1,749,546
TOTAL MEXICO		3,042,582
PHILIPPINES - 0.8%
Industrials - 0.8%
Transportation Infrastructure - 0.8%
International Container Terminal Services Inc	84,490	1,225,810
POLAND - 1.1%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
ORLEN SA	23,407	787,742
Financials - 0.4%
Banks - 0.4%
Erste Bank Polska SA	3,264	559,300
Information Technology - 0.2%
Software - 0.2%
Asseco Poland SA	8,747	388,659
TOTAL POLAND		1,735,701
SAUDI ARABIA - 2.3%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Saudi Arabian Oil Co (c)(d)	225,784	1,569,647
Financials - 1.3%
Banks - 1.3%
Al Rajhi Bank	96,038	1,684,474
Saudi National Bank/The	34,336	353,303
TOTAL FINANCIALS		2,037,777
Materials - 0.0%
Metals & Mining - 0.0%
Saudi Arabian Mining Co (b)	63	996
TOTAL SAUDI ARABIA		3,608,420
SOUTH AFRICA - 1.8%
Financials - 1.4%
Banks - 0.7%
Standard Bank Group Ltd	55,941	1,103,350
Financial Services - 0.4%
Remgro Ltd	47,365	569,652
Insurance - 0.3%
Discovery Ltd	29,372	473,807
TOTAL FINANCIALS		2,146,809
Materials - 0.4%
Chemicals - 0.4%
Sasol Ltd (b)	75,760	747,702
TOTAL SOUTH AFRICA		2,894,511
TAIWAN - 29.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Chunghwa Telecom Co Ltd	125,561	558,566
Financials - 4.3%
Banks - 1.8%
CTBC Financial Holding Co Ltd	709,596	1,583,920
SinoPac Financial Holdings Co Ltd	990,360	1,242,309
		2,826,229
Financial Services - 0.8%
Yuanta Financial Holding Co Ltd	629,887	1,301,043
Insurance - 1.7%
Cathay Financial Holding Co Ltd	414,940	1,282,338
Fubon Financial Holding Co Ltd	342,514	1,394,478
		2,676,816
TOTAL FINANCIALS		6,804,088
Health Care - 0.4%
Biotechnology - 0.4%
PharmaEssentia Corp	15,608	657,530
Industrials - 0.3%
Passenger Airlines - 0.3%
Eva Airways Corp	325,535	459,523
Information Technology - 23.2%
Communications Equipment - 1.0%
Accton Technology Corp	19,318	1,515,292
Electronic Equipment, Instruments & Components - 3.9%
Delta Electronics Inc	40,181	2,463,310
Hon Hai Precision Industry Co Ltd	280,594	2,214,194
Innolux Corp	387,831	837,651
Yageo Corp	18,427	660,424
		6,175,579
Semiconductors & Semiconductor Equipment - 18.3%
ASE Technology Holding Co Ltd	93,219	1,992,861
ASPEED Technology Inc	1,446	749,867
MediaTek Inc	26,230	3,500,577
Novatek Microelectronics Corp	68,721	1,155,864
Realtek Semiconductor Corp	46,807	1,186,068
Taiwan Semiconductor Manufacturing Co Ltd	246,473	18,674,545
United Microelectronics Corp (b)	266,341	1,377,424
United Microelectronics Corp ADR (b)	13,915	378,627
		29,015,833
TOTAL INFORMATION TECHNOLOGY		36,706,704
Materials - 1.0%
Chemicals - 1.0%
Nan Ya Plastics Corp	295,813	1,548,443
TOTAL TAIWAN		46,734,854
THAILAND - 2.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL depository receipt	35,134	388,057
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
PTT Exploration & Production PCL depository receipt	276,222	1,113,949
Financials - 0.4%
Banks - 0.4%
Kasikornbank PCL depository receipt	91,518	600,434
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Delta Electronics Thailand PCL depository receipt	143,435	1,402,946
TOTAL THAILAND		3,505,386
UNITED ARAB EMIRATES - 1.6%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Emirates Telecommunications Group Co PJSC	201,278	1,052,205
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Emaar Development PJSC	66,693	250,952
Emaar Properties PJSC	378,277	1,227,691
TOTAL REAL ESTATE		1,478,643
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	45,520	34,454
TOTAL UNITED ARAB EMIRATES		2,565,302
UNITED STATES - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BeOne Medicines Ltd ADR (b)	749	213,443
BeOne Medicines Ltd H Shares (b)	36,715	797,699

TOTAL UNITED STATES		1,011,142
TOTAL COMMON STOCKS (Cost $124,954,690)		153,418,581

Non-Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
COLOMBIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Grupo Cibest SA non-voting shares	19,386	383,385
KOREA (SOUTH) - 1.1%
Information Technology - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co Ltd non-voting shares	12,306	1,685,296
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,112,544)		2,068,681

U.S. Treasury Obligations - 0.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/30/2026	3.62	160,000	159,536
US Treasury Bills 0% 8/27/2026	3.65	100,000	99,418
US Treasury Bills 0% 8/6/2026	3.63	200,000	199,277
US Treasury Bills 0% 9/24/2026 (g)	3.69 to 3.72	340,000	337,065
TOTAL U.S. TREASURY OBLIGATIONS (Cost $795,306)			795,296

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	1,693,843	1,694,182
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	1,041,596	1,041,700
TOTAL MONEY MARKET FUNDS (Cost $2,735,882)			2,735,882

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $129,598,422)	159,018,440
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(632,386)
NET ASSETS - 100.0%	158,386,054

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	19	9/2026	1,669,435	24,663

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,569,647 or 1.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,569,647 or 1.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,955.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,825	86,817,513	85,194,337	41,802	181	-	1,694,182	1,693,843	0.0%
Fidelity Securities Lending Cash Central Fund	-	5,502,936	4,461,236	1,446	-	-	1,041,700	1,041,596	0.0%
Total	70,825	92,320,449	89,655,573	43,248	181	-	2,735,882

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	9,645,978	9,645,978	-	-
Consumer Discretionary	8,225,830	8,225,830	-	-
Consumer Staples	1,228,549	1,228,549	-	-
Energy	8,821,987	8,821,987	-	-
Financials	24,931,748	24,931,748	-	-
Health Care	2,318,834	2,318,834	-	-
Industrials	15,399,323	15,399,323	-	-
Information Technology	72,025,622	72,025,622	-	-
Materials	8,068,404	8,068,404	-	-
Real Estate	1,478,643	1,478,643	-	-
Utilities	1,273,663	1,273,663	-	-

Non-Convertible Preferred Stocks
Financials	383,385	383,385	-	-
Information Technology	1,685,296	1,685,296	-	-

U.S. Treasury Obligations	795,296	-	795,296	-

Money Market Funds	2,735,882	2,735,882	-	-
Total Investments in Securities:	159,018,440	158,223,144	795,296	-
Derivative Instruments:

Assets
Futures Contracts	24,663	24,663	-	-
Total Assets	24,663	24,663	-	-
Total Derivative Instruments:	24,663	24,663	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	24,663	-
Total Equity Risk	24,663	-
Total Value of Derivatives	24,663	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Emerging Markets ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $993,403) - See accompanying schedule:
Unaffiliated issuers (cost $126,862,540)	$156,282,558
Fidelity Central Funds (cost $2,735,882)	2,735,882

Total Investment in Securities (cost $129,598,422)		$159,018,440
Cash		16,642
Foreign currency held at value (cost $17,491)		17,506
Dividends receivable		362,043
Distributions receivable from Fidelity Central Funds		13,327
Receivable for variation margin on futures contracts		23,845
Other receivables		23,616
Total assets		159,475,419
Liabilities
Accrued management fee	$47,665
Collateral on securities loaned	1,041,700
Total liabilities		1,089,365
Net Assets		$158,386,054
Net Assets consist of:
Paid in capital		$131,430,068
Total accumulated earnings (loss)		26,955,986
Net Assets		$158,386,054
Net Asset Value, offering price and redemption price per share ($158,386,054 ÷ 3,800,000 shares)		$41.68
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$1,753,760
Interest		5,160
Income from Fidelity Central Funds (including $1,446 from security lending)		43,248
Income before foreign taxes withheld		$1,802,168
Less foreign taxes withheld		(211,464)
Total income		1,590,704
Expenses
Management fee	$261,712
Independent trustees' fees and expenses	140
Interest	4,300
Total expenses before reductions	266,152
Expense reductions	(234)
Total expenses after reductions		265,918
Net Investment income (loss)		1,324,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $14,814)	(1,001,534)
Redemptions in-kind	803,376
Fidelity Central Funds	181
Foreign currency transactions	(41,874)
Futures contracts	(956,172)
Total net realized gain (loss)		(1,196,023)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	28,013,073
Assets and liabilities in foreign currencies	(1,170)
Futures contracts	23,763
Total change in net unrealized appreciation (depreciation)		28,035,666
Net gain (loss)		26,839,643
Net increase (decrease) in net assets resulting from operations		$28,164,429
Statement of Changes in Net Assets

	Year ended June 30, 2026	For the period November 19, 2024 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,324,786	$167,610
Net realized gain (loss)	(1,196,023)	(297,015)
Change in net unrealized appreciation (depreciation)	28,035,666	1,408,235
Net increase (decrease) in net assets resulting from operations	28,164,429	1,278,830
Distributions to shareholders	(1,494,100)	(170,800)

Share transactions
Proceeds from sales of shares	141,339,281	12,633,157
Cost of shares redeemed	(20,841,412)	(2,523,331)

Net increase (decrease) in net assets resulting from share transactions	120,497,869	10,109,826
Total increase (decrease) in net assets	147,168,198	11,217,856

Net Assets
Beginning of period	11,217,856	-
End of period	$158,386,054	$11,217,856

Other Information
Shares
Sold	4,000,000	500,000
Redeemed	(600,000)	(100,000)
Net increase (decrease)	3,400,000	400,000

Financial Highlights
Fidelity® Enhanced Emerging Markets ETF

Years ended June 30,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$28.04	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.69	.42
Net realized and unrealized gain (loss)	13.57	3.05
Total from investment operations	14.26	3.47
Distributions from net investment income	(.62)	(.43)
Total distributions	(.62)	(.43)
Net asset value, end of period	$41.68	$28.04
Total Return D,E,F	51.23%	14.00%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.38% I
Expenses net of fee waivers, if any	.39%	.38% I
Expenses net of all reductions, if any	.39%	.38% I
Net investment income (loss)	1.94%	2.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$158,386	$11,218
Portfolio turnover rate J	130 % K	46% I,K

AFor the period November 19, 2024 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced International ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 5.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telstra Group Ltd	14,940,247	52,546,911
Interactive Media & Services - 0.0%
CAR Group Ltd	10	178
TOTAL COMMUNICATION SERVICES		52,547,089
Consumer Discretionary - 0.4%
Broadline Retail - 0.0%
Wesfarmers Ltd	65,918	4,125,705
Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd	805,462	34,167,927
TOTAL CONSUMER DISCRETIONARY		38,293,632
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Santos Ltd	6,567,879	32,785,824
Woodside Energy Group Ltd	1,463,861	28,590,952
TOTAL ENERGY		61,376,776
Financials - 0.9%
Banks - 0.5%
Commonwealth Bank of Australia	342,495	39,035,750
Westpac Banking Corp	144	3,510
		39,039,260
Capital Markets - 0.1%
Macquarie Group Ltd	87,837	15,221,123
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	124,194	3,968,241
Insurance - 0.3%
Medibank Pvt Ltd	294,911	1,014,783
QBE Insurance Group Ltd	1,785,729	31,143,643
		32,158,426
TOTAL FINANCIALS		90,387,050
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	176,241	2,376,958
Trading Companies & Distributors - 0.0%
SGH Ltd	82,179	2,653,659
Transportation Infrastructure - 0.0%
Transurban Group unit	825	8,214
TOTAL INDUSTRIALS		5,038,831
Materials - 2.8%
Metals & Mining - 2.8%
BHP Group Ltd	2,974,103	122,311,740
BHP Group Ltd ADR	145,589	12,129,020
Evolution Mining Ltd	1,133,574	9,221,752
Fortescue Ltd	2,481,909	32,906,397
Northern Star Resources Ltd	18	236
PLS Group Ltd (c)	5,394,284	18,748,357
Rio Tinto Ltd	329,637	39,370,953
Rio Tinto PLC	182,623	17,252,353
Rio Tinto PLC ADR (b)	170,662	16,200,943
South32 Ltd	7,004,337	18,912,866
TOTAL MATERIALS		287,054,617
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	792,702	6,026,123
TOTAL AUSTRALIA		540,724,118
AUSTRIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	180,305	24,124,531
BELGIUM - 0.8%
Consumer Staples - 0.6%
Beverages - 0.6%
Anheuser-Busch InBev SA/NV	786,527	65,298,507
Financials - 0.2%
Banks - 0.2%
KBC Group NV	97,144	13,241,910
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	20,425	1,860,007
Insurance - 0.0%
Ageas SA/NV	40,681	3,253,748
TOTAL FINANCIALS		18,355,665
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	15,677	2,504,173
TOTAL BELGIUM		86,158,345
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	39,000	1,715,472
CHINA - 1.6%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Prosus NV Class N	1,727,536	74,987,802
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	344,997	962,658
Financials - 0.3%
Banks - 0.3%
BOC Hong Kong Holdings Ltd	6,559,480	35,445,120
Industrials - 0.5%
Machinery - 0.4%
Yangzijiang Shipbuilding (Holdings) Ltd	13,616,609	35,995,210
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	3,462,651	13,854,401
TOTAL INDUSTRIALS		49,849,611
TOTAL CHINA		161,245,191
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	23,405	1,149,928
DENMARK - 1.3%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	60	6,885
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	10,830	1,418,471
Financials - 0.7%
Banks - 0.7%
Danske Bank A/S	1,263,598	67,645,322
Health Care - 0.5%
Biotechnology - 0.3%
Genmab A/S (c)	122,836	33,705,659
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	82,646	3,962,049
Novo Nordisk A/S Series B	292,012	14,043,395
		18,005,444
TOTAL HEALTH CARE		51,711,103
Industrials - 0.1%
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	315,290	8,897,225
TOTAL DENMARK		129,679,006
FINLAND - 2.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	409,554	13,402,271
Financials - 0.4%
Banks - 0.1%
Nordea Bank Abp	781,825	14,828,999
Insurance - 0.3%
Sampo Oyj A Shares	2,519,666	26,469,254
TOTAL FINANCIALS		41,298,253
Industrials - 0.9%
Machinery - 0.9%
Kone Oyj B Shares	863,678	49,105,083
Wartsila OYJ Abp	967,790	36,911,499
TOTAL INDUSTRIALS		86,016,582
Information Technology - 0.8%
Communications Equipment - 0.8%
Nokia Oyj	4,290,806	56,650,409
Nokia Oyj ADR	1,750,167	23,242,218
TOTAL INFORMATION TECHNOLOGY		79,892,627
Materials - 0.0%
Paper & Forest Products - 0.0%
UPM-Kymmene Oyj	55,111	1,460,900
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	81,317	1,885,201
TOTAL FINLAND		223,955,834
FRANCE - 7.1%
Communication Services - 0.0%
Media - 0.0%
Publicis Groupe SA	24,945	2,464,296
Consumer Discretionary - 0.2%
Automobiles - 0.0%
Renault SA	146,399	4,195,269
Hotels, Restaurants & Leisure - 0.0%
Sodexo SA	46,251	2,676,670
Textiles, Apparel & Luxury Goods - 0.2%
Hermes International SCA	1,674	3,056,514
LVMH Moet Hennessy Louis Vuitton SE	27,473	15,196,214
		18,252,728
TOTAL CONSUMER DISCRETIONARY		25,124,667
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	357,849	6,644,272
Food Products - 0.7%
Danone SA	850,032	69,677,229
Personal Care Products - 0.0%
L'Oreal SA	1,940	850,415
TOTAL CONSUMER STAPLES		77,171,916
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
TotalEnergies SE	845,390	65,713,076
Financials - 2.2%
Banks - 2.0%
BNP Paribas SA	752,570	87,828,806
Credit Agricole SA	2,279,048	45,818,088
Societe Generale SA Series A	753,464	66,608,449
		200,255,343
Insurance - 0.2%
AXA SA	338,068	16,938,224
TOTAL FINANCIALS		217,193,567
Health Care - 0.0%
Pharmaceuticals - 0.0%
Ipsen SA	26,642	5,138,466
Industrials - 1.7%
Aerospace & Defense - 0.7%
Airbus SE	28,282	6,286,563
Safran SA	118,548	46,731,266
Thales SA	66,123	16,984,121
		70,001,950
Building Products - 0.0%
Cie de Saint-Gobain SA	31,598	2,857,983
Construction & Engineering - 0.3%
Bouygues SA	35,975	2,006,337
Eiffage SA	155,514	22,939,817
Vinci SA	7,895	1,152,862
		26,099,016
Electrical Equipment - 0.6%
Legrand SA	382,873	64,614,421
Trading Companies & Distributors - 0.0%
Rexel SA	60,757	2,652,573
Transportation Infrastructure - 0.1%
Getlink SE Series A	265,633	5,645,328
TOTAL INDUSTRIALS		171,871,271
Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE	363,146	36,497,297
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	29,121	5,765,659
Real Estate - 0.2%
Diversified REITs - 0.1%
Covivio SA/France	154,382	9,454,872
Office REITs - 0.0%
Gecina SA	37,207	3,126,810
Retail REITs - 0.1%
Klepierre SA	264,901	11,071,885
TOTAL REAL ESTATE		23,653,567
Utilities - 0.9%
Multi-Utilities - 0.9%
Engie SA	1,319,116	41,584,253
Veolia Environnement SA	1,279,106	53,257,298
TOTAL UTILITIES		94,841,551
TOTAL FRANCE		725,435,333
GERMANY - 7.8%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Deutsche Telekom AG	3,271,290	89,145,956
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	51,051	4,220,239
TOTAL COMMUNICATION SERVICES		93,366,195
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	160	10,468
Mercedes-Benz Group AG	375,981	18,867,852
Volkswagen AG	10,540	867,698
		19,746,018
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	76,949	2,230,579
TOTAL CONSUMER DISCRETIONARY		21,976,597
Financials - 1.1%
Banks - 0.0%
Commerzbank AG	92,735	3,944,854
Capital Markets - 0.5%
Deutsche Bank AG	1,377,281	46,620,308
Deutsche Boerse AG	3,754	1,024,289
		47,644,597
Insurance - 0.6%
Allianz SE	71,234	33,704,414
Hannover Rueck SE	12	3,324
Talanx AG	193,983	24,513,934
		58,221,672
TOTAL FINANCIALS		109,811,123
Health Care - 0.3%
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	44,469	2,012,087
Fresenius SE & Co KGaA	108,399	4,950,552
		6,962,639
Pharmaceuticals - 0.2%
Bayer AG	415,841	23,001,524
TOTAL HEALTH CARE		29,964,163
Industrials - 3.5%
Air Freight & Logistics - 0.5%
Deutsche Post AG	910,800	55,260,112
Electrical Equipment - 1.2%
Siemens Energy AG	643,566	121,919,125
Industrial Conglomerates - 1.6%
Siemens AG	514,610	165,314,341
Machinery - 0.2%
Gea Group Ag	62,250	4,271,167
Knorr-Bremse AG	73,664	8,551,519
Rational AG	6,325	4,628,858
		17,451,544
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	256,812	2,937,268
TOTAL INDUSTRIALS		362,882,390
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	137,996	12,877,254
Software - 0.3%
SAP SE	159,987	24,495,354
TOTAL INFORMATION TECHNOLOGY		37,372,608
Materials - 0.3%
Chemicals - 0.3%
Evonik Industries AG	1,620,552	29,404,086
Symrise AG	36,749	3,687,510
TOTAL MATERIALS		33,091,596
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Vonovia SE	1,364,168	33,652,298
Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.7%
RWE AG	1,114,180	72,080,775
Multi-Utilities - 0.1%
E.ON SE	395,150	8,138,258
TOTAL UTILITIES		80,219,033
TOTAL GERMANY		802,336,003
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	48	4,355
HONG KONG - 2.3%
Consumer Staples - 0.3%
Food Products - 0.3%
WH Group Ltd (d)(e)	33,966,537	35,903,095
Financials - 1.5%
Capital Markets - 0.5%
Hong Kong Exchanges & Clearing Ltd	1,052,513	48,714,717
Insurance - 1.0%
AIA Group Ltd	8,936,680	81,415,020
Prudential PLC	1,004,537	13,364,655
		94,779,675
TOTAL FINANCIALS		143,494,392
Industrials - 0.1%
Machinery - 0.1%
Techtronic Industries Co Ltd	677,309	11,183,628
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	2,339,134	13,176,707
Sun Hung Kai Properties Ltd	1,413,098	20,233,832
TOTAL REAL ESTATE		33,410,539
Utilities - 0.1%
Electric Utilities - 0.1%
CLP Holdings Ltd	1,041,293	9,718,744
Power Assets Holdings Ltd	603,528	4,393,995
TOTAL UTILITIES		14,112,739
TOTAL HONG KONG		238,104,393
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	150,466	9,253,659
IRELAND - 0.5%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	495	9,855
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
AerCap Holdings NV	379,384	55,306,600
TOTAL IRELAND		55,316,455
ISRAEL - 1.3%
Financials - 1.0%
Banks - 0.9%
Bank Hapoalim BM	2,206,794	50,864,123
Bank Leumi Le-Israel BM	1,778,522	39,761,772
Israel Discount Bank Ltd Class A	101,086	1,002,079
Mizrahi Tefahot Bank Ltd	15,640	1,035,361
		92,663,335
Insurance - 0.1%
Harel Insurance Investments & Financial Services Ltd	72	3,789
Phoenix Financial Ltd	97,032	5,367,027
		5,370,816
TOTAL FINANCIALS		98,034,151
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	25,147	19,097,811
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
Tower Semiconductor Ltd (c)	26,828	6,891,249
Software - 0.1%
Nice Ltd (c)	5,834	524,616
Nice Ltd ADR (b)(c)	139,734	12,694,834
		13,219,450
TOTAL INFORMATION TECHNOLOGY		20,110,699
TOTAL ISRAEL		137,242,661
ITALY - 2.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (c)	460,940	4,191,240
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	63,235	3,668,972
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	199,263	13,004,170
Financials - 2.0%
Banks - 1.9%
Banca Monte dei Paschi di Siena SpA	161,514	2,004,907
Banco BPM SpA	1,144,719	19,763,214
Intesa Sanpaolo SpA	14,036,205	96,066,230
UniCredit SpA	740,013	66,171,871
		184,006,222
Financial Services - 0.1%
Banca Mediolanum SpA	334,874	8,333,617
Insurance - 0.0%
Generali	312	15,190
Unipol Assicurazioni SpA	159,581	4,450,852
		4,466,042
TOTAL FINANCIALS		196,805,881
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	81,238	4,761,796
Industrials - 0.8%
Aerospace & Defense - 0.5%
Leonardo SpA	847,191	45,423,420
Electrical Equipment - 0.3%
Prysmian SpA	174,115	29,055,742
TOTAL INDUSTRIALS		74,479,162
TOTAL ITALY		296,911,221
JAPAN - 23.1%
Communication Services - 1.0%
Entertainment - 0.2%
Konami Group Corp	207,177	22,508,575
Wireless Telecommunication Services - 0.8%
SoftBank Group Corp	2,115,784	77,594,145
TOTAL COMMUNICATION SERVICES		100,102,720
Consumer Discretionary - 5.0%
Automobile Components - 0.9%
Aisin Corp	1,851,017	24,891,593
Sumitomo Electric Industries Ltd	3,575,128	64,358,681
		89,250,274
Automobiles - 0.7%
Nissan Motor Co Ltd (c)	1,279,450	2,360,681
Suzuki Motor Corp	3,535,916	42,525,808
Toyota Motor Corp	1,520,345	25,480,120
		70,366,609
Household Durables - 1.7%
Panasonic Holdings Corp	2,408,444	66,686,029
Sony Group Corp	5,244,962	105,805,686
		172,491,715
Leisure Products - 0.3%
Bandai Namco Holdings Inc	1,574,657	36,646,281
Specialty Retail - 0.8%
Fast Retailing Co Ltd	165,525	84,302,256
Nitori Holdings Co Ltd	111,034	1,648,830
		85,951,086
Textiles, Apparel & Luxury Goods - 0.6%
Asics Corp (b)	2,194,431	59,046,315
TOTAL CONSUMER DISCRETIONARY		513,752,280
Consumer Staples - 0.2%
Beverages - 0.1%
Kirin Holdings Co Ltd (b)	557,926	9,643,907
Food Products - 0.0%
Ajinomoto Co Inc	52,118	1,882,523
Tobacco - 0.1%
Japan Tobacco Inc	243,365	8,998,496
TOTAL CONSUMER STAPLES		20,524,926
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ENEOS Holdings Inc	1,174,114	8,643,651
Inpex Corp (b)	1,060,039	21,286,186
TOTAL ENERGY		29,929,837
Financials - 3.2%
Banks - 1.3%
Mitsubishi UFJ Financial Group Inc	3,807,402	75,096,640
Mizuho Financial Group Inc	301,276	14,347,182
Resona Holdings Inc	359,901	4,661,592
Sumitomo Mitsui Financial Group Inc	552,165	21,550,719
Sumitomo Mitsui Trust Group Inc	420,298	15,656,970
Yokohama Financial Group Inc	108,468	1,155,759
		132,468,862
Capital Markets - 1.1%
Daiwa Securities Group Inc	4,844,579	47,538,521
Japan Exchange Group Inc	107,478	1,351,778
Nomura Holdings Inc	4,460,716	38,778,696
SBI Holdings Inc	1,285,497	20,864,274
		108,533,269
Financial Services - 0.7%
ORIX Corp	1,834,750	69,386,376
Insurance - 0.1%
Daiichi Life Group Inc	88,869	972,069
Japan Post Holdings Co Ltd	366,913	4,894,580
MS&AD Insurance Group Holdings Inc	201,720	5,260,265
Sompo Holdings Inc	95,243	3,654,023
		14,780,937
TOTAL FINANCIALS		325,169,444
Health Care - 1.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	106,368	16,976,227
Terumo Corp	789,199	10,843,326
		27,819,553
Pharmaceuticals - 1.0%
Astellas Pharma Inc	4,621,229	61,817,234
Eisai Co Ltd	309,434	7,838,855
Kyowa Kirin Co Ltd (b)	327,535	5,211,311
Otsuka Holdings Co Ltd (b)	377,641	25,095,550
Takeda Pharmaceutical Co Ltd	43,971	1,394,080
		101,357,030
TOTAL HEALTH CARE		129,176,583
Industrials - 5.3%
Building Products - 0.0%
AGC Inc (b)	121,436	5,201,892
Commercial Services & Supplies - 0.1%
Secom Co Ltd	310,726	12,337,692
Construction & Engineering - 0.2%
Obayashi Corp	684,309	13,707,645
Shimizu Corp	63,453	994,947
Taisei Corp	66,703	5,845,922
		20,548,514
Electrical Equipment - 0.8%
Furukawa Electric Co Ltd	689,440	20,056,282
Mitsubishi Electric Corp	1,673,010	60,460,696
		80,516,978
Ground Transportation - 0.3%
Central Japan Railway Co	1,452,676	30,993,161
Industrial Conglomerates - 0.9%
Hitachi Ltd	3,237,138	89,014,078
Machinery - 0.9%
Daifuku Co Ltd (b)	139,616	6,118,048
FANUC Corp	694,660	31,423,010
Kubota Corp (b)	170,499	2,816,046
Makita Corp	1,315,500	46,852,982
MINEBEA MITSUMI Inc	68,225	1,995,622
Mitsubishi Heavy Industries Ltd	2,400	54,112
		89,259,820
Marine Transportation - 0.1%
Nippon Yusen KK	398,772	12,792,489
Professional Services - 0.6%
Recruit Holdings Co Ltd	848,242	59,107,487
Trading Companies & Distributors - 1.4%
ITOCHU Corp	2,665,989	30,399,112
Mitsubishi Corp	1,066,600	28,515,700
Mitsui & Co Ltd	496,855	13,741,855
Sumitomo Corp	7,086,866	67,514,717
Toyota Tsusho Corp	132,040	4,854,609
		145,025,993
TOTAL INDUSTRIALS		544,798,104
Information Technology - 6.0%
Electronic Equipment, Instruments & Components - 2.3%
Keyence Corp	67,411	33,607,034
Kyocera Corp	2,737,391	59,951,717
Murata Manufacturing Co Ltd	1,561,330	109,421,294
TDK Corp	504,020	11,066,462
Yokogawa Electric Corp	771,933	26,752,621
		240,799,128
IT Services - 0.1%
NEC Corp	81,335	1,963,405
Obic Co Ltd	78,591	1,847,864
Otsuka Corp (b)	88,900	1,516,431
		5,327,700
Semiconductors & Semiconductor Equipment - 3.6%
Advantest Corp	612,714	121,868,266
Disco Corp	42,789	21,384,631
Kioxia Holdings Corp (c)	70,472	38,869,147
Renesas Electronics Corp	1,030,877	30,477,110
SCREEN Holdings Co Ltd	47,466	5,197,774
Tokyo Electron Ltd	311,313	147,715,478
		365,512,406
Technology Hardware, Storage & Peripherals - 0.0%
FUJIFILM Holdings Corp	202,042	4,328,007
TOTAL INFORMATION TECHNOLOGY		615,967,241
Materials - 0.6%
Chemicals - 0.6%
Asahi Kasei Corp	2,410,357	26,550,321
Mitsubishi Chemical Group Corp	2,729,145	18,941,789
Nippon Paint Holdings Co Ltd (b)	1,267,156	8,206,373
Nippon Sanso Holdings Corp	131,200	4,838,250
		58,536,733
Metals & Mining - 0.0%
JFE Holdings Inc	105,635	1,013,503
Sumitomo Metal Mining Co Ltd	132,664	6,094,083
		7,107,586
TOTAL MATERIALS		65,644,319
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Daito Trust Construction Co Ltd	203,586	3,886,534
Mitsubishi Estate Co Ltd	78,064	1,990,069
Mitsui Fudosan Co Ltd	348,437	3,212,319
TOTAL REAL ESTATE		9,088,922
Utilities - 0.2%
Gas Utilities - 0.2%
Osaka Gas Co Ltd	260,121	8,728,559
Tokyo Gas Co Ltd	367,803	13,846,196
TOTAL UTILITIES		22,574,755
TOTAL JAPAN		2,376,729,131
LUXEMBOURG - 0.2%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	10	783
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	264,835	15,947,045
TOTAL LUXEMBOURG		15,947,828
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	1,415,095	5,308,287
Sands China Ltd	1,069,021	1,778,782

TOTAL MACAU		7,087,069
MEXICO - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fresnillo PLC	864,731	31,439,885
NETHERLANDS - 6.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Koninklijke KPN NV	6,675,982	32,922,349
Consumer Staples - 0.1%
Beverages - 0.0%
Heineken Holding NV Class A	67,893	5,178,100
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	181,723	7,312,965
TOTAL CONSUMER STAPLES		12,491,065
Financials - 1.3%
Banks - 0.7%
ABN AMRO Bank NV depository receipt (d)	232,342	9,870,322
ING Groep NV	2,105,961	66,581,520
		76,451,842
Insurance - 0.6%
ASR Nederland NV	34,404	2,596,033
NN Group NV	652,323	57,138,091
		59,734,124
TOTAL FINANCIALS		136,185,966
Health Care - 0.4%
Biotechnology - 0.2%
Argenx SE (c)	24,471	22,687,202
Health Care Equipment & Supplies - 0.2%
Koninklijke Philips NV	682,592	18,531,128
TOTAL HEALTH CARE		41,218,330
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	156,474	10,090,748
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
ASM International NV	16,729	19,124,113
ASML Holding NV	211,953	416,884,345
BE Semiconductor Industries NV	58,292	19,122,134
TOTAL INFORMATION TECHNOLOGY		455,130,592
TOTAL NETHERLANDS		688,039,050
NEW ZEALAND - 0.1%
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (c)	42,634	2,131,765
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	2,024,570	6,692,153
TOTAL NEW ZEALAND		8,823,918
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (d)(e)	257,946	1,120,892
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	179,720	2,574,561
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA	189,102	5,989,137
Financials - 0.1%
Insurance - 0.1%
Gjensidige Forsikring ASA	552,702	14,953,134
Industrials - 0.3%
Aerospace & Defense - 0.3%
Kongsberg Gruppen ASA	961,427	28,973,448
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	901,416	8,177,720
TOTAL NORWAY		60,668,000
PORTUGAL - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	624,363	13,301,290
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	1,040,280	1,230,226
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,298,687	6,797,653
TOTAL PORTUGAL		21,329,169
SINGAPORE - 2.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Sea Ltd Class A ADR (c)	633,115	60,671,410
Financials - 1.3%
Banks - 1.0%
DBS Group Holdings Ltd	631,322	31,913,785
Oversea-Chinese Banking Corp Ltd	1,596,518	30,591,444
United Overseas Bank Ltd	1,161,644	35,700,070
		98,205,299
Capital Markets - 0.3%
Singapore Exchange Ltd	1,761,119	32,778,934
TOTAL FINANCIALS		130,984,233
Industrials - 0.5%
Aerospace & Defense - 0.5%
Singapore Technologies Engineering Ltd (b)	6,207,945	49,855,497
Industrial Conglomerates - 0.0%
Keppel Ltd	154,280	1,304,598
Passenger Airlines - 0.0%
Singapore Airlines Ltd	1,200	7,123
TOTAL INDUSTRIALS		51,167,218
Real Estate - 0.2%
Diversified REITs - 0.2%
CapitaLand Integrated Commercial Trust	14,567,070	26,685,183
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	525,881	1,012,130
TOTAL REAL ESTATE		27,697,313
TOTAL SINGAPORE		270,520,174
SPAIN - 5.4%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Amadeus IT Group SA Class A	81	4,727
Specialty Retail - 0.5%
Industria de Diseno Textil SA	821,647	51,747,420
TOTAL CONSUMER DISCRETIONARY		51,752,147
Financials - 2.2%
Banks - 2.2%
Banco Bilbao Vizcaya Argentaria SA	4,893,395	122,279,394
Banco Bilbao Vizcaya Argentaria SA ADR	8	200
Banco Santander SA	6,572,234	90,744,007
CaixaBank SA	732,011	10,358,762
		223,382,363
Insurance - 0.0%
Mapfre SA	417,194	2,064,050
TOTAL FINANCIALS		225,446,413
Industrials - 0.9%
Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	245,655	36,124,211
ACS Actividades de Construccion y Servicios SA rights 7/13/2026 (c)	226,262	474,914
		36,599,125
Transportation Infrastructure - 0.5%
Aena SME SA (d)(e)	1,846,105	56,235,526
TOTAL INDUSTRIALS		92,834,651
Utilities - 1.8%
Electric Utilities - 1.6%
Endesa SA (b)	828,196	37,738,314
Iberdrola SA	4,998,989	124,746,692
		162,485,006
Gas Utilities - 0.2%
Naturgy Energy Group SA	646,913	20,297,410
TOTAL UTILITIES		182,782,416
TOTAL SPAIN		552,815,627
SWEDEN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	2,242,533	10,918,540
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	306,692	5,334,338
TOTAL COMMUNICATION SERVICES		16,252,878
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (c)(e)	60	4,116
Financials - 1.0%
Banks - 0.2%
Svenska Handelsbanken AB A Shares	253,151	3,722,981
Swedbank AB A1 Shares	487,516	18,200,745
		21,923,726
Financial Services - 0.8%
Industrivarden AB A Shares	188,924	10,589,572
Industrivarden AB C Shares	20,710	1,136,275
Investor AB B Shares	1,570,508	65,200,616
		76,926,463
TOTAL FINANCIALS		98,850,189
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	33,364	1,589,688
Industrials - 0.4%
Building Products - 0.1%
Assa Abloy AB B Shares	137,924	4,870,408
Nibe Industrier AB B Shares	340,513	1,264,937
		6,135,345
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	150,420	2,469,678
Construction & Engineering - 0.0%
Skanska AB B Shares	75	2,005
Machinery - 0.3%
Atlas Copco AB B Shares	550	9,739
Sandvik AB	617,751	25,477,487
SKF AB B Shares	28	718
Volvo AB B Shares	115,415	3,922,017
		29,409,961
TOTAL INDUSTRIALS		38,016,989
Information Technology - 0.6%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson B Shares	5,178,474	57,759,050
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	350	2,892
TOTAL INFORMATION TECHNOLOGY		57,761,942
Materials - 0.0%
Metals & Mining - 0.0%
Boliden AB	40	2,255
TOTAL SWEDEN		212,478,057
SWITZERLAND - 5.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	4,034	3,112,870
Consumer Discretionary - 0.1%
Specialty Retail - 0.0%
Avolta AG	26,041	1,740,364
Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA Series A	17,337	4,002,744
TOTAL CONSUMER DISCRETIONARY		5,743,108
Consumer Staples - 1.7%
Food Products - 1.7%
Nestle SA	1,741,473	179,061,357
Financials - 1.3%
Capital Markets - 1.2%
UBS Group AG	2,484,348	123,172,006
Insurance - 0.1%
Zurich Insurance Group AG	19,422	14,388,625
TOTAL FINANCIALS		137,560,631
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	18	4,279
Life Sciences Tools & Services - 0.0%
Lonza Group AG	5,194	3,508,522
TOTAL HEALTH CARE		3,512,801
Industrials - 2.1%
Building Products - 0.0%
Geberit AG	10	6,681
Electrical Equipment - 1.2%
ABB Ltd	1,160,206	125,755,993
Machinery - 0.7%
Schindler Holding AG participation certificate	113,515	37,651,015
VAT Group AG (d)(e)	36,716	32,090,147
		69,741,162
Professional Services - 0.2%
SGS SA	174,139	20,198,400
TOTAL INDUSTRIALS		215,702,236
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	90,042	8,440,323
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	19,568	1,855,746
Givaudan SA	6,438	27,249,951
TOTAL MATERIALS		29,105,697
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	33,918	5,536,862
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	8,911	1,503,180
TOTAL SWITZERLAND		589,279,065
UNITED KINGDOM - 11.2%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	27,155,487	35,876,314
Vodafone Group PLC ADR	216	2,857
TOTAL COMMUNICATION SERVICES		35,879,171
Consumer Discretionary - 0.5%
Broadline Retail - 0.0%
Next PLC	5,360	1,034,116
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	1,522,174	49,166,220
Specialty Retail - 0.0%
Kingfisher PLC	736	2,765
TOTAL CONSUMER DISCRETIONARY		50,203,101
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 0.3%
Tesco PLC	5,334,666	32,458,381
Personal Care Products - 0.6%
Unilever PLC	374,997	22,520,453
Unilever PLC ADR	719,923	43,281,771
		65,802,224
Tobacco - 1.2%
British American Tobacco PLC	501,775	31,129,151
British American Tobacco PLC ADR	731,387	45,170,462
Imperial Brands PLC	939,752	34,765,834
		111,065,447
TOTAL CONSUMER STAPLES		209,326,052
Financials - 4.3%
Banks - 3.8%
Barclays PLC ADR	1,161,017	31,184,917
HSBC Holdings PLC	6,425,272	121,944,251
HSBC Holdings PLC ADR	436,353	41,492,807
Lloyds Banking Group PLC	65,242,578	96,147,070
NatWest Group PLC	8,109,147	71,745,041
NatWest Group PLC ADR	1,006,484	17,744,313
Standard Chartered PLC	408	11,046
		380,269,445
Capital Markets - 0.0%
3i Group PLC	52	1,715
London Stock Exchange Group PLC	24	2,598
		4,313
Financial Services - 0.1%
M&G PLC	1,329,368	5,928,350
Insurance - 0.4%
Admiral Group PLC	317,062	14,972,181
Aviva PLC	3,317,882	28,615,332
		43,587,513
TOTAL FINANCIALS		429,789,621
Health Care - 1.6%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	387,584	5,606,378
Pharmaceuticals - 1.6%
Astrazeneca PLC	445,774	83,372,866
GSK PLC	917,949	24,120,922
GSK PLC ADR	1,068,822	56,027,650
		163,521,438
TOTAL HEALTH CARE		169,127,816
Industrials - 1.9%
Aerospace & Defense - 1.5%
BAE Systems PLC	1,931,604	47,246,528
Rolls-Royce Holdings PLC	5,758,588	110,345,468
		157,591,996
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	2,421,863	20,457,923
Trading Companies & Distributors - 0.2%
Bunzl PLC	560,770	19,562,817
TOTAL INDUSTRIALS		197,612,736
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	143,684	7,497,796
Software - 0.2%
Sage Group PLC/The	1,586,611	17,173,211
TOTAL INFORMATION TECHNOLOGY		24,671,007
Utilities - 0.3%
Multi-Utilities - 0.3%
National Grid PLC	1,824,090	30,196,161
National Grid PLC ADR	62,528	5,181,695
TOTAL UTILITIES		35,377,856
TOTAL UNITED KINGDOM		1,151,987,360
UNITED STATES - 6.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC	16,392	2,823,522
Energy - 1.7%
Energy Equipment & Services - 0.0%
Tenaris SA ADR	92,349	5,124,446
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	7,752,288	48,031,997
Shell PLC	2,369,169	92,171,995
Shell PLC ADR	360,759	27,973,253
		168,177,245
TOTAL ENERGY		173,301,691
Financials - 0.0%
Insurance - 0.0%
Aegon Ltd	216,234	1,837,699
Swiss Re AG	16	2,545
TOTAL FINANCIALS		1,840,244
Health Care - 4.1%
Life Sciences Tools & Services - 0.3%
QIAGEN NV (Germany)	665,612	25,781,908
Pharmaceuticals - 3.8%
Haleon PLC ADR	201,326	1,878,371
Novartis AG	602,798	94,433,380
Novartis AG ADR	155,615	24,387,983
Roche Holding AG	346,038	142,526,543
Roche Holding AG ADR	443,070	22,751,645
Roche Holding AG bearer shares	25,659	10,771,698
Sanofi SA	751,667	64,482,812
Sanofi SA ADR (b)	684,151	29,185,882
		390,418,314
TOTAL HEALTH CARE		416,200,222
Industrials - 0.5%
Electrical Equipment - 0.3%
Schneider Electric SE	90,044	29,363,172
Marine Transportation - 0.2%
AP Moller - Maersk A/S Series A	3,303	7,624,269
AP Moller - Maersk A/S Series B	7,584	18,016,152
		25,640,421
TOTAL INDUSTRIALS		55,003,593
Information Technology - 0.0%
Software - 0.0%
Monday.com Ltd (c)	14,200	1,027,938
Octave Intelligence PLC depository receipt	35	564
TOTAL INFORMATION TECHNOLOGY		1,028,502
Materials - 0.1%
Construction Materials - 0.1%
Holcim AG	137,395	12,392,757
TOTAL UNITED STATES		662,590,531
TOTAL COMMON STOCKS (Cost $8,676,826,729)		10,084,212,261

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen AG non-voting shares (Cost $55,067,300)	516,310	41,354,500

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/23/2026	3.63	380,000	379,167
US Treasury Bills 0% 7/30/2026	3.61 to 3.63	1,350,000	1,346,090
US Treasury Bills 0% 8/6/2026 (g)	3.63	2,950,000	2,939,336
US Treasury Bills 0% 9/10/2026 (g)	3.65 to 3.66	430,000	426,909
US Treasury Bills 0% 9/17/2026 (g)	3.66 to 3.70	1,920,000	1,904,835
US Treasury Bills 0% 9/3/2026 (g)	3.66	370,000	367,596
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,364,041)			7,363,933

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	157,465,404	157,496,897
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	89,326,677	89,335,609
TOTAL MONEY MARKET FUNDS (Cost $246,822,459)			246,832,506

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $8,986,080,529)	10,379,763,200
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(91,164,440)
NET ASSETS - 100.0%	10,288,598,760

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	1,018	9/2026	160,095,770	425,249

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $141,670,800 or 1.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,804,594 or 1.3% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,771,821.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,515,325	2,073,997,706	1,955,038,023	3,676,558	11,842	10,047	157,496,897	157,465,404	0.2%
Fidelity Securities Lending Cash Central Fund	40,843,586	803,142,765	754,648,415	453,227	(2,327)	-	89,335,609	89,326,677	0.2%
Total	79,358,911	2,877,140,471	2,709,686,438	4,129,785	9,515	10,047	246,832,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	344,538,616	344,538,616	-	-
Consumer Discretionary	856,095,308	856,095,308	-	-
Consumer Staples	615,162,217	615,162,217	-	-
Energy	363,014,078	363,014,078	-	-
Financials	2,544,615,011	2,544,615,011	-	-
Health Care	852,401,751	852,401,751	-	-
Industrials	2,088,076,493	2,088,076,493	-	-
Information Technology	1,339,004,603	1,339,004,603	-	-
Materials	492,947,850	492,947,850	-	-
Real Estate	133,039,501	133,039,501	-	-
Utilities	455,316,833	455,316,833	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	41,354,500	41,354,500	-	-

U.S. Treasury Obligations	7,363,933	-	7,363,933	-

Money Market Funds	246,832,506	246,832,506	-	-
Total Investments in Securities:	10,379,763,200	10,372,399,267	7,363,933	-
Derivative Instruments:

Assets
Futures Contracts	425,249	425,249	-	-
Total Assets	425,249	425,249	-	-
Total Derivative Instruments:	425,249	425,249	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	425,249	-
Total Equity Risk	425,249	-
Total Value of Derivatives	425,249	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced International ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $95,312,716) - See accompanying schedule:
Unaffiliated issuers (cost $8,739,258,070)	$10,132,930,694
Fidelity Central Funds (cost $246,822,459)	246,832,506

Total Investment in Securities (cost $8,986,080,529)		$10,379,763,200
Foreign currency held at value (cost $2,309,538)		2,317,267
Receivable for investments sold
Regular delivery		273,062,282
Delayed delivery		193,271
Dividends receivable		8,758,684
Reclaims receivable		11,034,292
Interest receivable		923
Distributions receivable from Fidelity Central Funds		364,906
Receivable for variation margin on futures contracts		447,603
Other receivables		73,559
Total assets		10,676,015,987
Liabilities
Payable to custodian bank	$25,258,839
Payable for investments purchased
Regular delivery	270,285,446
Delayed delivery	193,271
Accrued management fee	2,324,402
Other payables and accrued expenses	17,246
Collateral on securities loaned	89,338,023
Total liabilities		387,417,227
Net Assets		$10,288,598,760
Net Assets consist of:
Paid in capital		$9,071,080,159
Total accumulated earnings (loss)		1,217,518,601
Net Assets		$10,288,598,760
Net Asset Value, offering price and redemption price per share ($10,288,598,760 ÷ 257,379,106 shares)		$39.97
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$217,162,270
Interest		230,040
Income from Fidelity Central Funds (including $453,227 from security lending)		4,129,785
Security lending		56,370
Income before foreign taxes withheld		$221,578,465
Less foreign taxes withheld		(14,280,571)
Total income		207,297,894
Expenses
Management fee	$18,077,081
Independent trustees' fees and expenses	15,960
Interest	65,145
Miscellaneous	15,518
Total expenses before reductions	18,173,704
Expense reductions	(1,159)
Total expenses after reductions		18,172,545
Net Investment income (loss)		189,125,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(55,581,908)
Redemptions in-kind	277,861,913
Fidelity Central Funds	9,515
Foreign currency transactions	(122,377)
Futures contracts	17,684,750
Total net realized gain (loss)		239,851,893
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	898,749,273
Fidelity Central Funds	10,047
Assets and liabilities in foreign currencies	(584,682)
Futures contracts	(442,236)
Total change in net unrealized appreciation (depreciation)		897,732,402
Net gain (loss)		1,137,584,295
Net increase (decrease) in net assets resulting from operations		$1,326,709,644
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$189,125,349	$60,723,811
Net realized gain (loss)	239,851,893	162,826,139
Change in net unrealized appreciation (depreciation)	897,732,402	223,180,573
Net increase (decrease) in net assets resulting from operations	1,326,709,644	446,730,523
Distributions to shareholders	(231,316,429)	(66,312,030)

Share transactions
Proceeds from sales of shares	6,954,773,255	1,753,603,267
Cost of shares redeemed	(954,056,658)	(499,384,133)

Net increase (decrease) in net assets resulting from share transactions	6,000,716,597	1,254,219,134
Total increase (decrease) in net assets	7,096,109,812	1,634,637,627

Net Assets
Beginning of period	3,192,488,948	1,557,851,321
End of period	$10,288,598,760	$3,192,488,948

Other Information
Shares
Sold	187,700,000	57,400,000
Redeemed	(26,500,000)	(16,300,000)
Net increase (decrease)	161,200,000	41,100,000

Financial Highlights
Fidelity® Enhanced International ETF

Years ended June 30,	2026	2025	2024 A	2023 B,C	2022 B,C	2021 B,C
Selected Per-Share Data
Net asset value, beginning of period	$33.19	$28.28	$25.73	$22.08	$28.49	$22.68
Income from Investment Operations
Net investment income (loss) D,E	1.10	.91	.65	.64	.76	.62
Net realized and unrealized gain (loss)	6.86	4.88	3.19	3.58	(6.43)	5.61
Total from investment operations	7.96	5.79	3.84	4.22	(5.67)	6.23
Distributions from net investment income	(1.18)	(.88)	(1.29)	(.57)	(.74)	(.42)
Total distributions	(1.18)	(.88)	(1.29)	(.57)	(.74)	(.42)
Net asset value, end of period	$39.97	$33.19	$28.28	$25.73	$22.08	$28.49
Total Return F,G,H	24.28%	20.83%	15.53%	19.29%	(20.35)%	27.77%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.28%	.28%	.36% K,L	.55%	.57%	.59%
Expenses net of fee waivers, if any	.28%	.28%	.36% K,L	.55%	.57%	.59%
Expenses net of all reductions, if any	.28%	.28%	.36% K,L	.55%	.57%	.59%
Net investment income (loss)	2.94%	3.06%	2.95% K,L	2.69%	2.99%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$10,288,599	$3,192,489	$1,557,851	$1,565,113	$1,304,804	$1,679,091
Portfolio turnover rate M	98 % N	73% N	109% K,N	105%	114%	82%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity International Enhanced Index Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Core ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	3	950
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	82,006	10,969,123
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	149,664	9,922,723
UNITED STATES - 97.3%
Communication Services - 10.5%
Diversified Telecommunication Services - 1.0%
AT&T Inc	1,777,012	36,784,148
Comcast Corp Class A	1,632,944	40,088,776
Verizon Communications Inc	154	6,520
		76,879,444
Entertainment - 0.9%
Electronic Arts Inc	198,228	40,644,669
Netflix Inc (b)	184,922	13,203,431
Roku Inc Class A (b)	55,221	7,628,228
Warner Bros Discovery Inc (b)	322,272	8,591,772
		70,068,100
Interactive Media & Services - 8.2%
Alphabet Inc Class A	796,347	284,590,528
Alphabet Inc Class C	523,336	184,910,309
Meta Platforms Inc Class A	300,437	169,233,158
		638,733,995
Media - 0.0%
Versant Media Group Inc Class A	55,645	2,003,776
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	180,265	30,235,848
TOTAL COMMUNICATION SERVICES		817,921,163
Consumer Discretionary - 8.8%
Automobiles - 2.4%
Ford Motor Co	2,895,228	40,243,669
General Motors Co	579,413	44,661,154
Tesla Inc (b)	237,542	99,910,166
		184,814,989
Broadline Retail - 3.8%
Amazon.com Inc (b)	1,260,322	300,385,146
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (b)	335,989	48,080,026
Expedia Group Inc Class A	49,106	12,565,243
Global Business Travel Group I Class A (b)	133,199	1,250,739
Las Vegas Sands Corp	19	878
Navan Inc Class A (b)	101,816	2,328,532
Penn Entertainment Inc (b)	40	854
Starbucks Corp	20,665	2,111,756
		66,338,028
Household Durables - 0.1%
Garmin Ltd	28,778	6,835,926
Leisure Products - 0.2%
Hasbro Inc	194,972	16,102,737
Specialty Retail - 1.5%
Abercrombie & Fitch Co Class A (b)	69,369	6,243,904
Five Below Inc (b)	85,048	15,290,780
Home Depot Inc/The	41,021	14,467,286
Ross Stores Inc	207,491	44,164,459
TJX Cos Inc/The	219,484	33,251,826
		113,418,255
TOTAL CONSUMER DISCRETIONARY		687,895,081
Consumer Staples - 2.5%
Beverages - 0.6%
Coca-Cola Co/The	162,232	13,184,595
Monster Beverage Corp (b)	8,351	802,698
PepsiCo Inc	261,086	35,351,044
		49,338,337
Consumer Staples Distribution & Retail - 1.3%
Casey's General Stores Inc	539	428,392
Costco Wholesale Corp	30,999	28,998,635
Dollar General Corp	14	1,612
Maplebear Inc (b)(d)	277,627	13,145,638
Sysco Corp	95,583	7,988,827
Target Corp	8	1,044
Walmart Inc	427,661	48,436,885
		99,001,033
Household Products - 0.0%
Procter & Gamble Co/The	20,691	3,034,128
Tobacco - 0.6%
Altria Group Inc	295,009	21,225,898
Philip Morris International Inc	136,122	24,625,831
		45,851,729
TOTAL CONSUMER STAPLES		197,225,227
Energy - 2.5%
Energy Equipment & Services - 0.1%
Halliburton Co	55,921	1,898,518
Kodiak Gas Services Inc	28,579	2,147,140
		4,045,658
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Corp	33	751
Chevron Corp	259,280	42,978,253
ConocoPhillips	164,854	17,138,222
Devon Energy Corp	42,870	1,771,388
EOG Resources Inc	104,524	13,559,899
Exxon Mobil Corp	577,665	78,978,359
HF Sinclair Corp	10,762	749,573
Kinder Morgan Inc	455,671	14,567,802
Occidental Petroleum Corp	377,623	18,341,149
Williams Cos Inc/The	2	148
		188,085,544
TOTAL ENERGY		192,131,202
Financials - 13.1%
Banks - 3.8%
Bank of America Corp	982,107	55,960,457
Citigroup Inc	262,553	36,746,918
JPMorgan Chase & Co	362,452	118,641,414
Pinnacle Financial Partners Inc	8	807
US Bancorp	373,305	22,547,622
Wells Fargo & Co	718,402	59,368,741
		293,265,959
Capital Markets - 3.5%
Ameriprise Financial Inc	17,910	8,216,392
Bank of New York Mellon Corp/The	323,782	46,822,115
Cboe Global Markets Inc	49,746	12,071,862
Charles Schwab Corp/The	644,988	59,513,043
CME Group Inc Class A	47,521	10,494,062
Goldman Sachs Group Inc/The	22,150	22,401,846
Janus Henderson Group PLC	8	415
KKR & Co Inc Class A	150,985	13,857,403
Morgan Stanley	195,156	40,795,410
Morningstar Inc (d)	16,574	2,585,875
MSCI Inc	1	560
Nasdaq Inc	8,561	674,778
Northern Trust Corp	32,227	5,602,342
S&P Global Inc	80,035	32,595,054
State Street Corp	91,090	15,448,864
Tradeweb Markets Inc Class A	14,104	1,405,605
Virtu Financial Inc Class A	34,451	2,052,246
		274,537,872
Consumer Finance - 0.2%
Capital One Financial Corp	67,502	13,542,251
Financial Services - 4.2%
Berkshire Hathaway Inc Class B (b)	298,769	149,501,021
Block Inc Class A (b)	52,273	3,972,748
Fidelity National Information Services Inc	368,824	14,339,877
Fiserv Inc (b)	646,442	31,707,980
Mastercard Inc Class A	165,953	85,233,461
Radian Group Inc	53,752	2,024,838
Visa Inc Class A	114,615	39,323,260
		326,103,185
Insurance - 1.4%
Allstate Corp/The	146,834	34,937,682
Assurant Inc	4	1,074
Hartford Insurance Group Inc/The	52,015	6,893,028
Loews Corp	57,463	6,505,386
Oscar Health Inc Class A (b)	201,312	5,741,418
Progressive Corp/The (d)	254,978	55,699,945
Travelers Companies Inc/The	3	990
		109,779,523
TOTAL FINANCIALS		1,017,228,790
Health Care - 8.2%
Biotechnology - 2.7%
AbbVie Inc	354,682	89,252,178
Biogen Inc rights (b)(c)	17,708	0
Exelixis Inc (b)	9	490
Gilead Sciences Inc	377,902	47,744,139
Incyte Corp (b)	260,055	29,479,835
Neurocrine Biosciences Inc (b)	60,818	10,249,962
PTC Therapeutics Inc (b)	77,677	6,336,113
Regeneron Pharmaceuticals Inc	40,653	25,348,772
		208,411,489
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	436,747	39,630,423
Boston Scientific Corp (b)	16,815	717,664
		40,348,087
Health Care Providers & Services - 1.1%
Cardinal Health Inc	7	1,663
Centene Corp (b)	109,860	7,051,914
Cigna Group/The	32	8,822
Elevance Health Inc	16,756	6,480,048
Guardant Health Inc (b)	48	7,201
HealthEquity Inc (b)	74,975	6,771,742
Humana Inc	20	7,944
Option Care Health Inc (b)	64	1,342
Tenet Healthcare Corp (b)	26,856	5,024,220
UnitedHealth Group Inc	143,883	59,802,092
		85,156,988
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	6	1,065
Life Sciences Tools & Services - 0.6%
Danaher Corp	128,279	24,434,584
Illumina Inc (b)(d)	136,048	23,921,320
Thermo Fisher Scientific Inc	4	2,005
		48,357,909
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	946,652	54,546,088
Eli Lilly & Co	92,728	111,220,745
Johnson & Johnson	172,043	43,693,761
Merck & Co Inc	273,019	35,082,942
Organon & Co	55,832	755,964
Pfizer Inc	661,857	15,937,517
		261,237,017
TOTAL HEALTH CARE		643,512,555
Industrials - 10.5%
Aerospace & Defense - 3.7%
GE Aerospace	240,455	89,865,247
General Dynamics Corp	71,075	25,177,608
HEICO Corp	1	355
Howmet Aerospace Inc	195,646	52,601,384
L3Harris Technologies Inc	54,064	15,710,458
Lockheed Martin Corp	44,719	22,782,542
Northrop Grumman Corp	23,791	12,116,994
RTX Corp	371,456	70,476,347
StandardAero Inc (b)	44,988	1,345,591
Woodward Inc	2,370	1,008,293
		291,084,819
Air Freight & Logistics - 0.1%
FedEx Corp	37,238	11,660,335
Building Products - 1.3%
Allegion plc	17,322	2,433,568
Armstrong World Industries Inc	7	1,122
Johnson Controls International plc	277,924	40,607,476
Trane Technologies PLC	111,617	54,821,806
Zurn Elkay Water Solutions Corp	16,088	812,927
		98,676,899
Commercial Services & Supplies - 0.5%
Cintas Corp	62,225	10,583,228
Veralto Corp (d)	301,071	26,698,976
		37,282,204
Construction & Engineering - 0.7%
AECOM	97,602	6,812,620
Comfort Systems USA Inc	18,911	37,480,657
Tutor Perini Corp	104,884	8,702,225
Valmont Industries Inc	5	2,888
		52,998,390
Electrical Equipment - 1.9%
Acuity Inc	15	5,650
AMETEK Inc	162,010	39,196,699
Bloom Energy Corp Class A (b)	2,692	814,868
Eaton Corp PLC	52,250	22,264,770
GE Vernova Inc	58,135	68,300,487
nVent Electric PLC	35,595	6,037,268
Rockwell Automation Inc	5	2,475
Vertiv Holdings Co Class A	25,817	8,644,048
		145,266,265
Ground Transportation - 0.9%
Fedex Freight Holding Co Inc	19,758	2,983,458
Lyft Inc Class A (b)	1,275,032	18,628,218
Norfolk Southern Corp	4,615	1,451,832
Uber Technologies Inc (b)	705,179	50,885,717
		73,949,225
Industrial Conglomerates - 0.4%
3M Co	11,072	1,792,668
Honeywell Aerospace Inc	58,187	12,863,982
Honeywell International Inc	58,218	13,035,010
		27,691,660
Machinery - 1.0%
Caterpillar Inc	25,546	27,203,935
Crane Co	71,958	16,051,671
IDEX Corp	31,063	7,049,748
Illinois Tool Works Inc	54,769	14,813,371
Parker-Hannifin Corp	2,882	2,818,942
Toro Co/The	100,967	9,836,205
Westinghouse Air Brake Technologies Corp	1	270
		77,774,142
Trading Companies & Distributors - 0.0%
Applied Industrial Technologies Inc	9,762	3,301,020
TOTAL INDUSTRIALS		819,684,959
Information Technology - 38.0%
Communications Equipment - 2.1%
Arista Networks Inc (b)	214,572	36,451,491
Ciena Corp (b)	34,619	16,982,697
Cisco Systems Inc	594,243	69,799,783
F5 Inc (b)	37,056	15,413,814
Motorola Solutions Inc	66,680	27,691,537
		166,339,322
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	400,938	70,693,388
Keysight Technologies Inc (b)	123,123	43,101,669
Littelfuse Inc	5,183	2,359,975
Zebra Technologies Corp Class A (b)	53,966	14,207,089
		130,362,121
IT Services - 0.1%
Cloudflare Inc Class A (b)	2,122	520,484
GoDaddy Inc Class A (b)	27,265	2,314,253
Twilio Inc Class A (b)	1	206
VeriSign Inc	32,636	8,209,913
		11,044,856
Semiconductors & Semiconductor Equipment - 18.8%
Advanced Micro Devices Inc (b)	114,703	66,632,120
Analog Devices Inc	86,831	34,486,668
Applied Materials Inc	125,594	90,804,462
Broadcom Inc	652,039	246,307,732
Cirrus Logic Inc (b)	101,393	15,059,902
Credo Technology Group Holding Ltd (b)	162	44,056
Diodes Inc (b)	7,208	788,844
Intel Corp (b)	448,239	62,587,612
Lam Research Corp	217,056	94,056,876
MaxLinear Inc (b)	49,790	6,374,614
Micron Technology Inc	141,040	162,801,062
NVIDIA Corp	3,064,862	613,248,238
Qnity Electronics Inc	38,743	6,327,119
Qorvo Inc (b)	217,480	20,284,360
QUALCOMM Inc	26,805	4,953,296
Silicon Laboratories Inc (b)	3,195	698,299
Skyworks Solutions Inc	30	2,033
Teradyne Inc	9	4,355
Texas Instruments Inc	106,212	31,658,611
		1,457,120,259
Software - 6.7%
Adobe Inc (b)	242,915	49,802,433
Alarm.com Holdings Inc (b)	110,525	5,163,728
Atlassian Corp Class A (b)	65	5,056
Crowdstrike Holdings Inc Class A (b)	14,236	10,864,061
Docusign Inc (b)	358,562	15,927,324
Elastic NV (b)	103,014	5,873,858
Fortinet Inc (b)	358,128	55,015,623
HubSpot Inc (b)	51,771	9,448,725
Intuit Inc	37,136	9,692,496
Microsoft Corp	834,004	311,100,173
Oracle Corp	1	146
Salesforce Inc	104,009	16,294,050
Tenable Holdings Inc (b)	568,840	20,978,819
Teradata Corp (b)	24	832
Unity Software Inc (b)	297,403	8,499,778
Zoom Communications Inc Class A (b)	57,753	4,984,661
		523,651,763
Technology Hardware, Storage & Peripherals - 8.6%
Apple Inc	1,866,034	539,955,599
Hewlett Packard Enterprise Co	112,958	5,095,535
NetApp Inc	90,198	13,959,042
Sandisk Corp (b)	15,890	36,129,570
Seagate Technology Holdings PLC	32,100	30,976,500
Western Digital Corp	63,614	40,631,534
		666,747,780
TOTAL INFORMATION TECHNOLOGY		2,955,266,101
Materials - 0.8%
Chemicals - 0.1%
CF Industries Holdings Inc	15	1,624
Dow Inc	60,017	1,642,065
Linde PLC	10,627	5,514,775
		7,158,464
Metals & Mining - 0.7%
Commercial Metals Co	313,565	19,676,204
Newmont Corp	90	8,406
Nucor Corp	171,513	38,204,521
Reliance Inc	4	1,494
		57,890,625
TOTAL MATERIALS		65,049,089
Real Estate - 1.0%
Health Care REITs - 0.3%
Ventas Inc	64	5,683
Welltower Inc	89,837	20,390,304
		20,395,987
Industrial REITs - 0.2%
Prologis Inc	113,309	15,349,970
Real Estate Management & Development - 0.0%
Zillow Group Inc Class C (b)	80,859	2,548,675
Retail REITs - 0.0%
Regency Centers Corp	50,455	4,023,282
Specialized REITs - 0.5%
American Tower Corp	2	327
Equinix Inc	5,112	5,328,698
Lamar Advertising Co Class A	5,035	785,359
Millrose Properties Inc Class A	166,576	5,005,609
National Storage Affiliates Trust	16,540	735,534
Outfront Media Inc	372,406	12,200,021
VICI Properties Inc	579,315	15,380,813
		39,436,361
TOTAL REAL ESTATE		81,754,275
Utilities - 1.4%
Electric Utilities - 0.6%
Constellation Energy Corp	22,234	5,522,259
NRG Energy Inc	33	4,819
PPL Corp	975,742	35,468,222
Southern Co/The	41,277	3,950,622
		44,945,922
Gas Utilities - 0.1%
Atmos Energy Corp	67,050	11,550,704
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	5	792
Multi-Utilities - 0.7%
Consolidated Edison Inc	144,915	16,031,946
Sempra	436,061	40,427,216
		56,459,162
TOTAL UTILITIES		112,956,580
TOTAL UNITED STATES		7,590,625,022
TOTAL COMMON STOCKS (Cost $6,145,067,225)		7,611,517,818

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/20/2026 (f)	3.61 to 3.62	11,960,000	11,898,938
US Treasury Bills 0% 9/3/2026 (f)	3.66	3,370,000	3,348,102
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,248,648)			15,247,040

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	85,752,701	85,769,852
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	31,264,374	31,267,500
TOTAL MONEY MARKET FUNDS (Cost $117,037,251)			117,037,352

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $6,277,353,124)	7,743,802,210
NET OTHER ASSETS (LIABILITIES) - 0.8%	60,673,197
NET ASSETS - 100.0%	7,804,475,407

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	458	9/2026	172,854,925	1,024,522

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,756,742.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,238,336	841,858,748	796,334,805	2,521,424	7,472	101	85,769,852	85,752,701	0.1%
Fidelity Securities Lending Cash Central Fund	827,375	638,611,074	608,170,560	9,062	(389)	-	31,267,500	31,264,374	0.1%
Total	41,065,711	1,480,469,822	1,404,505,365	2,530,486	7,083	101	117,037,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	817,921,163	817,921,163	-	-
Consumer Discretionary	687,895,081	687,895,081	-	-
Consumer Staples	197,225,227	197,225,227	-	-
Energy	202,053,925	202,053,925	-	-
Financials	1,017,229,740	1,017,229,740	-	-
Health Care	643,512,555	643,512,555	-	-
Industrials	819,684,959	819,684,959	-	-
Information Technology	2,966,235,224	2,966,235,224	-	-
Materials	65,049,089	65,049,089	-	-
Real Estate	81,754,275	81,754,275	-	-
Utilities	112,956,580	112,956,580	-	-

U.S. Treasury Obligations	15,247,040	-	15,247,040	-

Money Market Funds	117,037,352	117,037,352	-	-
Total Investments in Securities:	7,743,802,210	7,728,555,170	15,247,040	-
Derivative Instruments:

Assets
Futures Contracts	1,024,522	1,024,522	-	-
Total Assets	1,024,522	1,024,522	-	-
Total Derivative Instruments:	1,024,522	1,024,522	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,024,522	-
Total Equity Risk	1,024,522	-
Total Value of Derivatives	1,024,522	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Core ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $59,744,612) - See accompanying schedule:
Unaffiliated issuers (cost $6,160,315,873)	$7,626,764,858
Fidelity Central Funds (cost $117,037,251)	117,037,352

Total Investment in Securities (cost $6,277,353,124)		$7,743,802,210
Cash		427,945
Receivable for investments sold		168,445,841
Receivable for fund shares sold		96,436,516
Dividends receivable		2,973,657
Distributions receivable from Fidelity Central Funds		282,129
Receivable for variation margin on futures contracts		553,251
Total assets		8,012,921,549
Liabilities
Payable for investments purchased	$4,108,435
Payable for fund shares redeemed	171,908,572
Accrued management fee	1,161,635
Collateral on securities loaned	31,267,500
Total liabilities		208,446,142
Net Assets		$7,804,475,407
Net Assets consist of:
Paid in capital		$6,502,003,194
Total accumulated earnings (loss)		1,302,472,213
Net Assets		$7,804,475,407
Net Asset Value, offering price and redemption price per share ($7,804,475,407 ÷ 186,135,453 shares)		$41.93
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$66,728,243
Interest		378,456
Income from Fidelity Central Funds (including $9,062 from security lending)		2,530,486
Security lending		3,600
Total income		69,640,785
Expenses
Management fee	$10,958,283
Independent trustees' fees and expenses	17,491
Interest	4,918
Total expenses before reductions	10,980,692
Expense reductions	(876)
Total expenses after reductions		10,979,816
Net Investment income (loss)		58,660,969
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24,609,409
Redemptions in-kind	509,040,208
Fidelity Central Funds	7,083
Futures contracts	3,931,535
Total net realized gain (loss)		537,588,235
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	641,340,024
Fidelity Central Funds	101
Futures contracts	(55,448)
Total change in net unrealized appreciation (depreciation)		641,284,677
Net gain (loss)		1,178,872,912
Net increase (decrease) in net assets resulting from operations		$1,237,533,881
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,660,969	$45,610,737
Net realized gain (loss)	537,588,235	377,874,284
Change in net unrealized appreciation (depreciation)	641,284,677	56,741,748
Net increase (decrease) in net assets resulting from operations	1,237,533,881	480,226,769
Distributions to shareholders	(59,304,321)	(45,512,986)

Share transactions
Proceeds from sales of shares	3,474,464,741	2,992,296,321
Cost of shares redeemed	(1,533,384,194)	(1,653,079,179)

Net increase (decrease) in net assets resulting from share transactions	1,941,080,547	1,339,217,142
Total increase (decrease) in net assets	3,119,310,107	1,773,930,925

Net Assets
Beginning of period	4,685,165,300	2,911,234,375
End of period	$7,804,475,407	$4,685,165,300

Other Information
Shares
Sold	89,700,000	92,700,000
Redeemed	(39,400,000)	(52,100,000)
Net increase (decrease)	50,300,000	40,600,000

Financial Highlights
Fidelity® Enhanced Large Cap Core ETF

Years ended June 30,	2026	2025	2024 A	2023 B,C	2022 B,C	2021 B,C
Selected Per-Share Data
Net asset value, beginning of period	$34.49	$30.57	$25.02	$22.03	$27.89	$21.60
Income from Investment Operations
Net investment income (loss) D,E	.37	.37	.27	.29	.29	.26
Net realized and unrealized gain (loss)	7.43	3.91	5.71	2.96	(2.48)	6.55
Total from investment operations	7.80	4.28	5.98	3.25	(2.19)	6.81
Distributions from net investment income	(.36)	(.36)	(.43)	(.18)	(.43)	(.26)
Distributions from net realized gain	-	-	-	(.10)	(3.24)	(.26)
Total distributions	(.36)	(.36)	(.43)	(.26) F	(3.67)	(.52)
Net asset value, end of period	$41.93	$34.49	$30.57	$25.02	$22.03	$27.89
Total Return G,H,I	22.70%	14.07%	24.20%	15.01%	(9.41)%	32.14%
Ratios to Average Net Assets E,J,K
Expenses before reductions	.18%	.18%	.24% L,M	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18%	.18%	.23% L,M	.39%	.39%	.39%
Expenses net of all reductions, if any	.18%	.18%	.23% L,M	.39%	.39%	.39%
Net investment income (loss)	.96%	1.15%	1.20% L,M	1.26%	1.18%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$7,804,475	$4,685,165	$2,911,234	$2,048,315	$2,462,111	$1,508,781
Portfolio turnover rate N	77 % O	77% O	58% L,O	105%	104%	83%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity Large Cap Core Enhanced Index Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal distributions per share do not sum due to rounding.
GBased on net asset value.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MProxy expenses are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Growth ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	1,674	135,410
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	59,041	7,897,324
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	291,838	19,348,859
UNITED STATES - 97.3%
Communication Services - 14.6%
Diversified Telecommunication Services - 0.2%
Space Exploration Technologies Corp Class A	74,904	12,798,097
Entertainment - 0.9%
Electronic Arts Inc	130,441	26,745,623
Netflix Inc (b)	311,108	22,213,111
		48,958,734
Interactive Media & Services - 13.3%
Alphabet Inc Class A	1,042,033	372,391,334
Alphabet Inc Class C	535,774	189,305,027
Meta Platforms Inc Class A	324,679	182,888,434
Reddit Inc Class A (b)	46,001	7,984,853
		752,569,648
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	65,171	10,931,132
TOTAL COMMUNICATION SERVICES		825,257,611
Consumer Discretionary - 8.2%
Automobiles - 3.5%
Tesla Inc (b)	470,725	197,986,935
Broadline Retail - 1.6%
Amazon.com Inc (b)	368,085	87,729,379
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	284,057	40,648,557
Expedia Group Inc Class A	99,801	25,537,080
Global Business Travel Group I Class A (b)	214,639	2,015,460
Las Vegas Sands Corp	67	3,095
Navan Inc Class A (b)(c)	203,794	4,660,769
Wendy's Co/The	132	1,094
		72,866,055
Leisure Products - 0.0%
Hasbro Inc	43,298	3,575,982
Specialty Retail - 1.8%
Abercrombie & Fitch Co Class A (b)	84,245	7,582,892
Five Below Inc (b)	49,017	8,812,766
Home Depot Inc/The	67,452	23,788,971
Ross Stores Inc	130,065	27,684,335
TJX Cos Inc/The	228,462	34,611,994
		102,480,958
TOTAL CONSUMER DISCRETIONARY		464,639,309
Consumer Staples - 1.4%
Beverages - 0.0%
Coca-Cola Consolidated Inc	4	764
Monster Beverage Corp (b)	11,650	1,119,798
PepsiCo Inc	13	1,760
		1,122,322
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	50,122	46,887,628
Maplebear Inc (b)(c)	249,617	11,819,365
Sysco Corp	200,473	16,755,533
		75,462,526
TOTAL CONSUMER STAPLES		76,584,848
Energy - 0.3%
Energy Equipment & Services - 0.1%
Kodiak Gas Services Inc	51,834	3,894,288
Oil, Gas & Consumable Fuels - 0.2%
Antero Midstream Corp	431,477	9,816,102
Devon Energy Corp	102,131	4,220,053
Permian Resources Holdings Inc/DE Class A	122	2,246
		14,038,401
TOTAL ENERGY		17,932,689
Financials - 4.7%
Banks - 0.1%
Bank of America Corp	90,629	5,164,040
Capital Markets - 1.3%
Bank of New York Mellon Corp/The	69,333	10,026,245
BGC Group Inc Class A	84	898
Cboe Global Markets Inc	22,563	5,475,363
Charles Schwab Corp/The	349,931	32,288,133
KKR & Co Inc Class A	91,730	8,418,979
Morningstar Inc	3,283	512,214
MSCI Inc	11,188	6,265,728
S&P Global Inc	18,773	7,645,492
Virtu Financial Inc Class A	34,501	2,055,225
		72,688,277
Consumer Finance - 0.0%
American Express Co	4	1,353
Financial Services - 3.0%
Mastercard Inc Class A	196,167	100,751,371
Visa Inc Class A	202,798	69,577,966
		170,329,337
Insurance - 0.3%
Oscar Health Inc Class A (b)(c)	409,228	11,671,183
Progressive Corp/The	22,816	4,984,155
		16,655,338
TOTAL FINANCIALS		264,838,345
Health Care - 5.4%
Biotechnology - 2.4%
AbbVie Inc	242,743	61,083,850
ACADIA Pharmaceuticals Inc (b)	26	658
Alnylam Pharmaceuticals Inc (b)	88,607	26,673,365
Gilead Sciences Inc	113,045	14,282,105
Incyte Corp (b)	286,448	32,471,745
Insmed Inc (b)	5	533
PTC Therapeutics Inc (b)	6	489
		134,512,745
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp (b)	23,791	1,015,400
Intuitive Surgical Inc (b)	3	1,193
		1,016,593
Health Care Providers & Services - 0.1%
HealthEquity Inc (b)	36,074	3,258,204
UnitedHealth Group Inc	12,178	5,061,542
		8,319,746
Life Sciences Tools & Services - 0.3%
Illumina Inc (b)(c)	108,986	19,163,008
Pharmaceuticals - 2.6%
Eli Lilly & Co	118,387	141,996,919
TOTAL HEALTH CARE		305,009,011
Industrials - 9.4%
Aerospace & Defense - 3.2%
GE Aerospace	259,362	96,931,360
HEICO Corp	10	3,562
HEICO Corp Class A	4	1,032
Howmet Aerospace Inc	179,547	48,273,006
Lockheed Martin Corp	10,204	5,198,530
Northrop Grumman Corp	1,423	724,748
Rocket Lab Corp (b)	12	1,220
RTX Corp	152,779	28,986,760
		180,120,218
Building Products - 0.9%
Armstrong World Industries Inc	6,954	1,115,561
Griffon Corp	6,411	625,264
Trane Technologies PLC	99,922	49,077,690
		50,818,515
Commercial Services & Supplies - 0.5%
Cintas Corp	1	170
Veralto Corp (c)	343,481	30,459,895
		30,460,065
Construction & Engineering - 0.9%
Comfort Systems USA Inc	21,166	41,949,954
Tutor Perini Corp	75,597	6,272,283
		48,222,237
Electrical Equipment - 1.8%
AMETEK Inc	18,821	4,553,553
Bloom Energy Corp Class A (b)	28,939	8,759,835
GE Vernova Inc	59,511	69,917,094
Vertiv Holdings Co Class A	51,655	17,295,127
		100,525,609
Ground Transportation - 1.3%
Lyft Inc Class A (b)(c)	1,514,168	22,121,994
Uber Technologies Inc (b)	749,451	54,080,385
		76,202,379
Machinery - 0.7%
Caterpillar Inc	23,935	25,488,382
Crane Co	2	446
Illinois Tool Works Inc (c)	39,868	10,783,098
Toro Co/The	18,963	1,847,375
		38,119,301
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies Inc	13,207	4,465,946
TOTAL INDUSTRIALS		528,934,270
Information Technology - 53.1%
Communications Equipment - 1.6%
Arista Networks Inc (b)	252,498	42,894,360
Ciena Corp (b)	25,826	12,669,203
Cisco Systems Inc	8,478	995,826
F5 Inc (b)	26,844	11,166,030
Motorola Solutions Inc	57,020	23,679,836
		91,405,255
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp Class A	403,762	71,191,316
Keysight Technologies Inc (b)	82,876	29,012,401
Littelfuse Inc	10,291	4,685,801
		104,889,518
IT Services - 0.1%
Cloudflare Inc Class A (b)	3,727	914,159
GoDaddy Inc Class A (b)	21,806	1,850,893
MongoDB Inc Class A (b)	10	3,358
Twilio Inc Class A (b)	24	4,952
VeriSign Inc	16,761	4,216,397
		6,989,759
Semiconductors & Semiconductor Equipment - 30.3%
Advanced Micro Devices Inc (b)	241,473	140,274,080
Applied Materials Inc	50,001	36,150,723
Astera Labs Inc (b)	24,297	11,735,937
AXT Inc (b)(c)	77,312	5,572,649
Broadcom Inc	811,792	306,654,428
Cirrus Logic Inc (b)	87,321	12,969,788
Credo Technology Group Holding Ltd (b)	46,917	12,759,078
KLA Corp	160,681	48,479,065
Lam Research Corp	288,837	125,161,737
Marvell Technology Inc	52,576	15,661,865
Micron Technology Inc	206,743	238,641,377
NVIDIA Corp	3,704,640	741,261,419
QUALCOMM Inc	4	739
Teradyne Inc	18	8,709
Texas Instruments Inc	38,317	11,421,148
		1,706,752,742
Software - 10.4%
Adobe Inc (b)	204,911	42,010,853
Atlassian Corp Class A (b)	81,166	6,313,903
Clear Secure Inc Class A	81,360	4,534,192
Crowdstrike Holdings Inc Class A (b)	50,819	38,782,012
Docusign Inc (b)	586,590	26,056,328
Elastic NV (b)	19,270	1,098,774
Fortinet Inc (b)	314,889	48,373,248
HubSpot Inc (b)(c)	89,150	16,270,767
Intuit Inc	91,125	23,783,625
Microsoft Corp	760,130	283,543,693
Oracle Corp	144,556	21,184,682
Palantir Technologies Inc Class A (b)	172,516	20,127,442
Palo Alto Networks Inc (b)	32,782	11,179,318
ServiceNow Inc (b)	61,238	6,079,709
Tenable Holdings Inc (b)(c)	612,280	22,580,886
Unity Software Inc (b)	209,413	5,985,024
Zoom Communications Inc Class A (b)	92,748	8,005,080
		585,909,536
Technology Hardware, Storage & Peripherals - 8.8%
Apple Inc	1,477,766	427,606,370
NetApp Inc	20	3,095
Sandisk Corp (b)	24,885	56,581,771
Seagate Technology Holdings PLC	5,325	5,138,625
Western Digital Corp	16,111	10,290,418
		499,620,279
TOTAL INFORMATION TECHNOLOGY		2,995,567,089
Materials - 0.1%
Chemicals - 0.1%
Ecolab Inc	24,029	6,694,720
Real Estate - 0.1%
Specialized REITs - 0.1%
Outfront Media Inc	131,993	4,324,091
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	14	2,221
TOTAL UNITED STATES		5,489,784,204
TOTAL COMMON STOCKS (Cost $3,939,936,052)		5,517,165,797

U.S. Treasury Obligations - 0.6%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/20/2026	3.62	70,000	69,642
US Treasury Bills 0% 8/6/2026	3.63	5,480,000	5,460,190
US Treasury Bills 0% 9/17/2026	3.66	1,980,000	1,964,361
US Treasury Bills 0% 9/24/2026 (e)	3.72	22,890,000	22,692,387
US Treasury Bills 0% 9/3/2026	3.66	3,200,000	3,179,207
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,364,765)			33,365,787

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	94,831,898	94,850,864
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	65,183,985	65,190,504
TOTAL MONEY MARKET FUNDS (Cost $160,041,294)			160,041,368

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $4,133,342,111)	5,710,572,952
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(64,778,430)
NET ASSETS - 100.0%	5,645,794,522

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	250	9/2026	94,353,125	1,442,348

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,334,834.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,098,473	442,887,091	422,134,412	1,988,791	(362)	74	94,850,864	94,831,898	0.1%
Fidelity Securities Lending Cash Central Fund	1,044,900	742,937,214	678,790,238	8,666	(1,372)	-	65,190,504	65,183,985	0.1%
Total	75,143,373	1,185,824,305	1,100,924,650	1,997,457	(1,734)	74	160,041,368

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	825,257,611	825,257,611	-	-
Consumer Discretionary	464,639,309	464,639,309	-	-
Consumer Staples	76,584,848	76,584,848	-	-
Energy	37,281,548	37,281,548	-	-
Financials	264,838,345	264,838,345	-	-
Health Care	305,009,011	305,009,011	-	-
Industrials	528,934,270	528,934,270	-	-
Information Technology	3,003,464,413	3,003,464,413	-	-
Materials	6,830,130	6,830,130	-	-
Real Estate	4,324,091	4,324,091	-	-
Utilities	2,221	2,221	-	-

U.S. Treasury Obligations	33,365,787	-	33,365,787	-

Money Market Funds	160,041,368	160,041,368	-	-
Total Investments in Securities:	5,710,572,952	5,677,207,165	33,365,787	-
Derivative Instruments:

Assets
Futures Contracts	1,442,348	1,442,348	-	-
Total Assets	1,442,348	1,442,348	-	-
Total Derivative Instruments:	1,442,348	1,442,348	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,442,348	-
Total Equity Risk	1,442,348	-
Total Value of Derivatives	1,442,348	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Growth ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $95,450,671) - See accompanying schedule:
Unaffiliated issuers (cost $3,973,300,817)	$5,550,531,584
Fidelity Central Funds (cost $160,041,294)	160,041,368

Total Investment in Securities (cost $4,133,342,111)		$5,710,572,952
Cash		121,325
Receivable for investments sold		4,261,731
Dividends receivable		464,578
Distributions receivable from Fidelity Central Funds		190,445
Receivable for variation margin on futures contracts		600,000
Total assets		5,716,211,031
Liabilities
Payable for fund shares redeemed	$4,379,327
Accrued management fee	846,678
Collateral on securities loaned	65,190,504
Total liabilities		70,416,509
Net Assets		$5,645,794,522
Net Assets consist of:
Paid in capital		$4,256,508,664
Total accumulated earnings (loss)		1,389,285,858
Net Assets		$5,645,794,522
Net Asset Value, offering price and redemption price per share ($5,645,794,522 ÷ 128,918,998 shares)		$43.79
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$24,549,332
Interest		275,001
Income from Fidelity Central Funds (including $8,666 from security lending)		1,997,457
Security lending		3,460
Total income		26,825,250
Expenses
Management fee	$8,416,252
Independent trustees' fees and expenses	13,668
Total expenses before reductions	8,429,920
Expense reductions	(1,107)
Total expenses after reductions		8,428,813
Net Investment income (loss)		18,396,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(99,005,739)
Redemptions in-kind	739,611,974
Fidelity Central Funds	(1,734)
Futures contracts	7,693,672
Total net realized gain (loss)		648,298,173
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	142,959,333
Fidelity Central Funds	74
Futures contracts	305,249
Total change in net unrealized appreciation (depreciation)		143,264,656
Net gain (loss)		791,562,829
Net increase (decrease) in net assets resulting from operations		$809,959,266
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,396,437	$15,472,351
Net realized gain (loss)	648,298,173	260,031,823
Change in net unrealized appreciation (depreciation)	143,264,656	168,704,568
Net increase (decrease) in net assets resulting from operations	809,959,266	444,208,742
Distributions to shareholders	(18,331,326)	(15,582,492)

Share transactions
Proceeds from sales of shares	2,805,297,151	1,852,251,673
Cost of shares redeemed	(1,638,582,039)	(1,280,331,656)

Net increase (decrease) in net assets resulting from share transactions	1,166,715,112	571,920,017
Total increase (decrease) in net assets	1,958,343,052	1,000,546,267

Net Assets
Beginning of period	3,687,451,470	2,686,905,203
End of period	$5,645,794,522	$3,687,451,470

Other Information
Shares
Sold	68,900,000	54,500,000
Redeemed	(39,600,000)	(38,200,000)
Net increase (decrease)	29,300,000	16,300,000

Financial Highlights
Fidelity® Enhanced Large Cap Growth ETF

Years ended June 30,	2026	2025	2024 A	2023 B,C	2022 B,C	2021 B,C
Selected Per-Share Data
Net asset value, beginning of period	$37.02	$32.25	$24.58	$20.64	$28.47	$23.10
Income from Investment Operations
Net investment income (loss) D,E	.16	.17	.14	.15	.12	.12
Net realized and unrealized gain (loss)	6.76	4.77	7.78	3.91	(4.19)	6.34
Total from investment operations	6.92	4.94	7.92	4.06	(4.07)	6.46
Distributions from net investment income	(.15)	(.17)	(.24)	(.12)	(.12)	(.13)
Distributions from net realized gain	-	-	(.01)	-	(3.64)	(.96)
Total distributions	(.15)	(.17)	(.25)	(.12)	(3.76)	(1.09)
Net asset value, end of period	$43.79	$37.02	$32.25	$24.58	$20.64	$28.47
Total Return F,G,H	18.75%	15.35%	32.45%	19.85%	(16.70)%	29.08%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.18%	.18%	.24% K,L	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18%	.18%	.24% K,L	.39%	.39%	.39%
Expenses net of all reductions, if any	.18%	.18%	.24% K,L	.39%	.39%	.39%
Net investment income (loss)	.39%	.51%	.60% K,L	.71%	.52%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,645,795	$3,687,451	$2,686,905	$2,368,445	$1,625,632	$1,784,746
Portfolio turnover rate M	71 % N	60% N	58% K,N	108%	101%	84%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity Large Cap Growth Enhanced Index Fund.
CFor the year ended August 31.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FBased on net asset value.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Value ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	13,076	1,057,717
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	4,861	1,540,451
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	12,260	3,445,428
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	864	141,851
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	36,155	2,397,077
UNITED STATES - 98.0%
Communication Services - 4.7%
Diversified Telecommunication Services - 1.7%
AT&T Inc	1,078,865	22,332,506
Comcast Corp Class A (b)	657,712	16,146,830
Space Exploration Technologies Corp Class A	2,428	414,847
Verizon Communications Inc	371,546	15,731,258
		54,625,441
Entertainment - 0.8%
Electronic Arts Inc	52,613	10,787,770
Playtika Holding Corp	86,228	320,767
Roku Inc Class A (c)	23,765	3,282,897
Walt Disney Co/The	38,154	3,672,323
Warner Bros Discovery Inc (c)	225,780	6,019,295
		24,083,052
Interactive Media & Services - 1.6%
Alphabet Inc Class A	50,100	17,904,237
Alphabet Inc Class C	40,676	14,372,051
Meta Platforms Inc Class A	31,401	17,687,869
Pinterest Inc Class A (c)	102,984	2,165,754
		52,129,911
Media - 0.2%
DoubleVerify Holdings Inc (c)	29,019	314,565
Versant Media Group Inc Class A	163,983	5,905,028
		6,219,593
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	71,853	12,051,904
TOTAL COMMUNICATION SERVICES		149,109,901
Consumer Discretionary - 10.1%
Automobiles - 1.1%
Ford Motor Co	898,590	12,490,401
General Motors Co	274,875	21,187,365
		33,677,766
Broadline Retail - 5.2%
Amazon.com Inc (c)	690,633	164,605,469
eBay Inc	6,268	700,449
		165,305,918
Diversified Consumer Services - 0.0%
ADT Inc	395,033	2,567,714
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (c)	112,174	16,052,100
Aramark	69,077	3,930,481
Brightstar Lottery PLC (b)	219,768	2,355,913
Churchill Downs Inc	7,452	667,997
Expedia Group Inc Class A	17,664	4,519,864
Global Business Travel Group I Class A (b)(c)	157,526	1,479,169
McDonald's Corp	70,130	18,956,841
Starbucks Corp	59,463	6,076,524
		54,038,889
Household Durables - 0.4%
DR Horton Inc	12,864	2,095,288
Garmin Ltd	16,844	4,001,124
PulteGroup Inc	2,778	381,169
Toll Brothers Inc	20,707	3,411,478
TopBuild Corp (b)(c)	5,467	1,938,216
		11,827,275
Leisure Products - 0.4%
Hasbro Inc	146,144	12,070,033
Specialty Retail - 1.2%
Abercrombie & Fitch Co Class A (c)	41,633	3,747,386
Best Buy Co Inc	17,991	1,365,157
Five Below Inc (c)	30,718	5,522,789
Gap Inc/The	223,749	4,179,631
Home Depot Inc/The	5,188	1,829,704
Ross Stores Inc	58,602	12,473,436
TJX Cos Inc/The	60,188	9,118,482
Urban Outfitters Inc (c)	16,673	1,181,449
		39,418,034
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	93,552	3,840,310
TOTAL CONSUMER DISCRETIONARY		322,745,939
Consumer Staples - 5.4%
Beverages - 1.2%
Coca-Cola Co/The	94,843	7,707,891
Coca-Cola Consolidated Inc	3,249	620,298
Keurig Dr Pepper Inc	211,686	6,928,483
Molson Coors Beverage Co Class B	88,374	3,443,051
PepsiCo Inc	147,637	19,990,050
		38,689,773
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	12,001	11,226,575
Dollar General Corp	18,426	2,121,017
Dollar Tree Inc (c)	7,033	850,641
Maplebear Inc (b)(c)	123,383	5,842,185
Sysco Corp	34,674	2,898,053
Target Corp	35,817	4,678,058
Walmart Inc	285,750	32,364,046
		59,980,575
Food Products - 0.1%
Darling Ingredients Inc (c)	5,084	277,688
Flowers Foods Inc	66,803	527,744
General Mills Inc (b)	61,832	2,151,754
JM Smucker Co	16,116	1,813,050
Kraft Heinz Co/The	8	188
		4,770,424
Household Products - 0.9%
Church & Dwight Co Inc	42,144	4,082,911
Procter & Gamble Co/The	169,808	24,900,645
		28,983,556
Personal Care Products - 0.1%
Kenvue Inc	105,673	2,019,411
Tobacco - 1.2%
Altria Group Inc	148,145	10,659,033
Philip Morris International Inc	152,411	27,572,674
		38,231,707
TOTAL CONSUMER STAPLES		172,675,446
Energy - 5.2%
Energy Equipment & Services - 0.2%
Halliburton Co	14,771	501,475
Kodiak Gas Services Inc	66,707	5,011,697
Transocean Ltd (b)(c)	204,265	998,856
		6,512,028
Oil, Gas & Consumable Fuels - 5.0%
Antero Midstream Corp	67,716	1,540,539
California Resources Corp	15,307	809,281
Chevron Corp	189,205	31,362,621
ConocoPhillips	134,736	14,007,155
Devon Energy Corp	85,865	3,547,942
DT Midstream Inc	3	440
EOG Resources Inc (b)	83,529	10,836,217
Expand Energy Corp	22,138	2,018,764
Exxon Mobil Corp	421,713	57,656,601
HF Sinclair Corp	34,901	2,430,855
Kinder Morgan Inc	427,859	13,678,652
Marathon Petroleum Corp	10,496	2,683,512
Occidental Petroleum Corp	163,017	7,917,736
Phillips 66	1,644	277,918
Valero Energy Corp	7,143	1,860,323
Williams Cos Inc/The	127,331	9,465,787
		160,094,343
TOTAL ENERGY		166,606,371
Financials - 19.1%
Banks - 6.0%
Bank of America Corp	483,964	27,576,269
Citigroup Inc	99,538	13,931,338
Citizens Financial Group Inc	15,256	1,068,988
JPMorgan Chase & Co	255,714	83,702,864
Pinnacle Financial Partners Inc	25,153	2,537,435
PNC Financial Services Group Inc/The	7,441	1,832,123
Texas Capital Bancshares Inc	29,658	3,062,485
US Bancorp	340,767	20,582,327
Webster Financial Corp	5,350	408,846
Wells Fargo & Co	376,925	31,149,082
Zions Bancorp NA	106,499	7,368,666
		193,220,423
Capital Markets - 5.9%
Bank of New York Mellon Corp/The	152,267	22,019,331
Blackrock Inc	3,481	3,347,190
Cboe Global Markets Inc	10,647	2,583,707
Charles Schwab Corp/The	313,584	28,934,396
CME Group Inc Class A	33,379	7,371,085
Goldman Sachs Group Inc/The	24,467	24,745,190
Intercontinental Exchange Inc	29,704	3,656,859
Invesco Ltd	53	1,399
KKR & Co Inc Class A	40,380	3,706,076
Morgan Stanley	122,304	25,566,428
Morningstar Inc (b)	10,946	1,707,795
Nasdaq Inc	57,937	4,566,594
Northern Trust Corp	84,152	14,628,984
Raymond James Financial Inc	1,861	282,928
S&P Global Inc	43,241	17,610,330
State Street Corp	123,473	20,941,021
StoneX Group Inc (c)	9,566	1,133,571
Virtu Financial Inc Class A	88,928	5,297,441
		188,100,325
Consumer Finance - 0.4%
Ally Financial Inc	117,108	5,381,112
Capital One Financial Corp	32,751	6,570,506
		11,951,618
Financial Services - 4.0%
Berkshire Hathaway Inc Class B (c)	197,145	98,649,387
Block Inc Class A (c)	23,097	1,755,372
Corpay Inc (c)	5,758	1,918,969
Fidelity National Information Services Inc	268,130	10,424,894
Fiserv Inc (c)	224,896	11,031,149
Mastercard Inc Class A	960	493,055
PayPal Holdings Inc	69,038	2,981,061
Radian Group Inc	51,789	1,950,892
		129,204,779
Insurance - 2.8%
Allstate Corp/The	90,917	21,632,792
American Financial Group Inc/OH	6,692	936,478
Assurant Inc	12,396	3,328,698
CNO Financial Group Inc	12,355	629,858
Globe Life Inc	34,986	6,251,298
Hartford Insurance Group Inc/The	33,619	4,455,190
Kemper Corp (b)	37,391	1,008,061
Loews Corp	81,915	9,273,597
Mercury General Corp	7,261	774,168
MetLife Inc	39,470	3,339,557
Principal Financial Group Inc	3	323
Progressive Corp/The	89,945	19,648,486
Travelers Companies Inc/The	31,203	10,300,734
Willis Towers Watson PLC	27,779	7,260,597
		88,839,837
TOTAL FINANCIALS		611,316,982
Health Care - 10.8%
Biotechnology - 1.9%
AbbVie Inc	22,249	5,598,738
Biogen Inc (c)	10,172	2,197,762
BioMarin Pharmaceutical Inc (c)	60,231	3,446,418
Exelixis Inc (c)	45,181	2,458,298
Gilead Sciences Inc	162,466	20,525,955
Incyte Corp (c)	36,585	4,147,276
Moderna Inc (c)	12,138	850,024
Neurocrine Biosciences Inc (c)	20,181	3,401,205
PTC Therapeutics Inc (c)	68,425	5,581,427
Regeneron Pharmaceuticals Inc	19,161	11,947,650
Sarepta Therapeutics Inc (b)(c)	49,133	882,920
		61,037,673
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	272,380	24,715,762
Inspire Medical Systems Inc (b)(c)	15,385	686,325
Medtronic PLC	152,289	11,913,568
Stryker Corp	200	62,968
		37,378,623
Health Care Providers & Services - 2.5%
Centene Corp (c)	42,530	2,730,001
Cigna Group/The	16,905	4,660,370
CVS Health Corp	81,620	8,443,589
Elevance Health Inc	34,592	13,377,764
HCA Healthcare Inc	5,732	2,234,849
HealthEquity Inc (b)(c)	54,318	4,906,002
Humana Inc	7,102	2,821,056
Option Care Health Inc (c)	28	587
Tenet Healthcare Corp (c)	17,978	3,363,324
UnitedHealth Group Inc	90,750	37,718,424
		80,255,966
Life Sciences Tools & Services - 1.6%
10X Genomics Inc Class A (c)	195,355	7,489,911
Danaher Corp	81,816	15,584,312
Illumina Inc (b)(c)	76,459	13,443,786
IQVIA Holdings Inc (c)	15,219	2,940,614
Thermo Fisher Scientific Inc	24,602	12,334,459
		51,793,082
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	425,418	24,512,585
Eli Lilly & Co	1,066	1,278,592
Johnson & Johnson	163,410	41,501,238
Merck & Co Inc	179,988	23,128,458
Organon & Co	46,012	623,002
Pfizer Inc	978,446	23,560,980
		114,604,855
TOTAL HEALTH CARE		345,070,199
Industrials - 13.1%
Aerospace & Defense - 3.5%
Boeing Co (c)	17,680	3,827,190
Curtiss-Wright Corp	4,014	3,041,649
GE Aerospace	46,718	17,459,918
General Dynamics Corp	20,679	7,325,329
Howmet Aerospace Inc	31,889	8,573,677
L3Harris Technologies Inc	33,658	9,780,678
Lockheed Martin Corp	26,349	13,423,762
Moog Inc Class A	1	423
Northrop Grumman Corp	15,896	8,095,992
RTX Corp	183,276	34,772,955
StandardAero Inc (b)(c)	137,002	4,097,730
Woodward Inc	5,426	2,308,437
		112,707,740
Air Freight & Logistics - 0.4%
FedEx Corp	19,886	6,226,903
United Parcel Service Inc Class B	74,954	8,057,555
		14,284,458
Building Products - 1.4%
Allegion plc	33,542	4,712,316
Armstrong World Industries Inc	19,964	3,202,625
Johnson Controls International plc	129,096	18,862,217
Trane Technologies PLC	30,888	15,170,950
Zurn Elkay Water Solutions Corp	47,658	2,408,158
		44,356,266
Commercial Services & Supplies - 0.9%
Cintas Corp	74,579	12,684,396
Veralto Corp (b)	175,152	15,532,480
		28,216,876
Construction & Engineering - 0.3%
AECOM	40,889	2,854,052
Fluor Corp (c)	74,902	3,924,116
Valmont Industries Inc	2,860	1,651,936
		8,430,104
Electrical Equipment - 1.6%
AMETEK Inc	56,042	13,558,801
Eaton Corp PLC	60,521	25,789,209
GE Vernova Inc	5,096	5,987,087
Rockwell Automation Inc	9,830	4,866,636
Sensata Technologies Holding PLC	34,784	1,660,588
		51,862,321
Ground Transportation - 1.0%
Fedex Freight Holding Co Inc	10,554	1,593,654
JB Hunt Transport Services Inc	10,977	3,177,073
Lyft Inc Class A (c)	417,287	6,096,563
Norfolk Southern Corp	19,215	6,044,847
Ryder System Inc	4,201	1,108,097
Uber Technologies Inc (c)	159,024	11,475,172
XPO Inc (c)	13,071	2,683,346
		32,178,752
Industrial Conglomerates - 0.7%
3M Co	57,158	9,254,452
Honeywell Aerospace Inc	30,919	6,835,572
Honeywell International Inc	30,954	6,930,601
		23,020,625
Machinery - 2.6%
Caterpillar Inc	14,001	14,909,666
CNH Industrial NV Class A	87,467	982,254
Crane Co	50,791	11,329,949
Cummins Inc	11,602	8,274,662
Fortive Corp	11,371	694,654
Franklin Electric Co Inc	8	858
Gates Industrial Corp PLC (c)	155,978	4,362,705
Graco Inc	7,358	556,338
IDEX Corp	32,877	7,461,435
Illinois Tool Works Inc (b)	16,346	4,421,103
ITT Inc	1,546	305,737
Mueller Water Products Inc Class A1	19,709	509,083
Nordson Corp	10,304	3,108,614
Parker-Hannifin Corp	7,975	7,800,507
RBC Bearings Inc (c)	6,406	4,125,848
SPX Technologies Inc (c)	3,448	845,346
Toro Co/The	47,569	4,634,172
Westinghouse Air Brake Technologies Corp	21,355	5,757,308
Xylem Inc/NY	20,962	2,477,918
		82,558,157
Marine Transportation - 0.1%
Kirby Corp (c)	14,941	2,031,528
Passenger Airlines - 0.0%
Southwest Airlines Co	7,039	361,945
Professional Services - 0.1%
Jacobs Solutions Inc	14,937	1,882,062
Paylocity Holding Corp (c)	795	83,101
SS&C Technologies Holdings Inc	8,816	547,033
		2,512,196
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	2,082	704,028
Core & Main Inc Class A (c)	65,066	3,139,435
Ferguson Enterprises Inc	3,249	771,085
MSC Industrial Direct Co Inc Class A	37,367	4,444,805
Rush Enterprises Inc Class A	47,972	3,501,236
Wesco International Inc	9,439	3,260,514
		15,821,103
TOTAL INDUSTRIALS		418,342,071
Information Technology - 20.0%
Communications Equipment - 2.4%
Calix Inc (c)	26,057	972,447
Ciena Corp (c)	11,518	5,650,270
Cisco Systems Inc	334,580	39,299,767
Extreme Networks Inc (c)	434,766	14,073,375
Motorola Solutions Inc	39,285	16,314,668
		76,310,527
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	107,353	18,928,481
Arrow Electronics Inc (c)	3,747	799,647
Avnet Inc	32,674	2,902,105
Itron Inc (c)	1	86
Keysight Technologies Inc (c)	45,807	16,035,656
Littelfuse Inc	5,725	2,606,764
TD SYNNEX Corp	11,920	3,186,693
Zebra Technologies Corp Class A (c)	25,775	6,785,527
		51,244,959
IT Services - 0.6%
Amdocs Ltd	22,055	1,114,660
EPAM Systems Inc (c)	2,971	235,748
GoDaddy Inc Class A (c)	36,080	3,062,470
IBM Corporation	25,737	7,237,502
MongoDB Inc Class A (c)	5,685	1,909,592
VeriSign Inc	19,800	4,980,888
		18,540,860
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices Inc	42,165	16,746,673
Applied Materials Inc	28,820	20,836,860
Broadcom Inc	31,551	11,918,390
Cirrus Logic Inc (c)	55,310	8,215,194
Diodes Inc (c)	13,404	1,466,934
Intel Corp (c)	406,358	56,739,768
Microchip Technology Inc	56,680	5,169,216
Onto Innovation Inc (c)	39	14,760
Qnity Electronics Inc	23,831	3,891,841
Qorvo Inc (c)	78,199	7,293,621
QUALCOMM Inc	7,887	1,457,439
Silicon Laboratories Inc (c)	1,314	287,188
Skyworks Solutions Inc (b)	44,919	3,045,508
Teradyne Inc	16	7,740
Texas Instruments Inc	40,949	12,205,668
		149,296,800
Software - 4.9%
Adobe Inc (c)	68,891	14,124,033
Alarm.com Holdings Inc (c)	29,949	1,399,217
BILL Holdings Inc (c)	20,057	725,261
Docusign Inc (c)	131,470	5,839,897
Elastic NV (b)(c)	36,233	2,066,006
Fortinet Inc (c)	46,274	7,108,612
HubSpot Inc (b)(c)	9,309	1,698,986
Microsoft Corp	290,567	108,387,303
Salesforce Inc	34,229	5,362,315
Strategy Inc Class A (c)	3,226	280,436
Tenable Holdings Inc (c)	130,916	4,828,182
Teradata Corp (c)	15	520
Unity Software Inc (c)	91,384	2,611,755
Zoom Communications Inc Class A (c)	26,724	2,306,548
		156,739,071
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc	515,480	149,159,294
Hewlett Packard Enterprise Co	388,675	17,533,130
NetApp Inc	30,074	4,654,252
Sandisk Corp (c)	739	1,680,286
Western Digital Corp	20,278	12,951,964
		185,978,926
TOTAL INFORMATION TECHNOLOGY		638,111,143
Materials - 2.7%
Chemicals - 0.9%
Albemarle Corp	8,002	1,080,510
Balchem Corp	4,383	740,508
CF Industries Holdings Inc	23,868	2,583,950
Dow Inc	146,590	4,010,702
DuPont de Nemours Inc	4,045	548,663
Ecolab Inc	26,196	7,298,468
FMC Corp (b)	51,092	587,558
Linde PLC	23,408	12,147,348
		28,997,707
Construction Materials - 0.3%
CRH PLC	102,991	11,020,037
Containers & Packaging - 0.1%
Ball Corp	35,693	2,227,243
Metals & Mining - 1.4%
Alcoa Corp	49,777	2,595,373
Commercial Metals Co	188,787	11,846,384
Freeport-McMoRan Inc	2,942	185,022
Newmont Corp	71,684	6,695,286
Nucor Corp	85,718	19,093,685
Reliance Inc	11,602	4,334,507
		44,750,257
TOTAL MATERIALS		86,995,244
Real Estate - 3.2%
Health Care REITs - 1.0%
Ventas Inc	74,187	6,587,806
Welltower Inc	111,567	25,322,362
		31,910,168
Industrial REITs - 0.5%
First Industrial Realty Trust Inc	3,721	228,135
Prologis Inc	105,226	14,254,966
		14,483,101
Real Estate Management & Development - 0.1%
Cushman & Wakefield Ltd	19,996	267,746
Zillow Group Inc Class C (c)	125,544	3,957,147
		4,224,893
Residential REITs - 0.0%
American Homes 4 Rent Class A	15,601	522,945
Retail REITs - 0.3%
Phillips Edison & Co Inc	124,890	5,197,922
Regency Centers Corp	56,003	4,465,679
		9,663,601
Specialized REITs - 1.3%
Digital Realty Trust Inc	15,059	2,704,295
Equinix Inc	11,064	11,533,003
Millrose Properties Inc Class A	154,203	4,633,800
National Storage Affiliates Trust	13,417	596,654
Outfront Media Inc	234,636	7,686,675
Rayonier Inc	101,613	2,162,325
VICI Properties Inc	433,205	11,501,593
Weyerhaeuser Co	2	48
		40,818,393
TOTAL REAL ESTATE		101,623,101
Utilities - 3.7%
Electric Utilities - 2.2%
Constellation Energy Corp	27,976	6,948,399
Duke Energy Corp	12,158	1,538,960
Edison International	13,173	980,730
Exelon Corp	231,912	10,811,737
NextEra Energy Inc	134,165	11,775,662
NRG Energy Inc	19,378	2,830,351
OGE Energy Corp	9,479	461,248
PG&E Corp	166,053	2,793,011
PPL Corp	484,035	17,594,673
Southern Co/The	127,542	12,207,045
		67,941,816
Gas Utilities - 0.3%
Atmos Energy Corp	62,060	10,691,076
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	130,882	1,918,730
Multi-Utilities - 1.1%
Ameren Corp	31,327	3,541,204
CenterPoint Energy Inc	55,243	2,432,902
Consolidated Edison Inc	69,748	7,716,221
Dominion Energy Inc	33,483	2,286,554
Sempra	223,569	20,727,082
		36,703,963
TOTAL UTILITIES		117,255,585
TOTAL UNITED STATES		3,129,851,982
TOTAL COMMON STOCKS (Cost $2,704,773,749)		3,138,434,506

U.S. Treasury Obligations - 0.8%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026	3.64 to 3.66	4,250,000	4,249,575
US Treasury Bills 0% 8/13/2026	3.59	430,000	428,126
US Treasury Bills 0% 9/24/2026 (e)	3.72	20,340,000	20,164,401
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,840,964)			24,842,102

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	653,463	653,594
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	29,122,955	29,125,867
TOTAL MONEY MARKET FUNDS (Cost $29,779,461)			29,779,461

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,759,394,174)	3,193,056,069
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,749,535
NET ASSETS - 100.0%	3,197,805,604

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	97	9/2026	36,609,013	246,846

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,475,443.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	996,590	274,035,741	274,378,355	996,545	(382)	-	653,594	653,463	0.0%
Fidelity Securities Lending Cash Central Fund	17,626,283	760,048,217	748,546,630	16,537	(2,003)	-	29,125,867	29,122,955	0.1%
Total	18,622,873	1,034,083,958	1,022,924,985	1,013,082	(2,385)	-	29,779,461

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	149,109,901	149,109,901	-	-
Consumer Discretionary	322,745,939	322,745,939	-	-
Consumer Staples	172,675,446	172,675,446	-	-
Energy	169,003,448	169,003,448	-	-
Financials	612,999,284	612,999,284	-	-
Health Care	345,070,199	345,070,199	-	-
Industrials	418,342,071	418,342,071	-	-
Information Technology	641,556,571	641,556,571	-	-
Materials	88,052,961	88,052,961	-	-
Real Estate	101,623,101	101,623,101	-	-
Utilities	117,255,585	117,255,585	-	-

U.S. Treasury Obligations	24,842,102	-	24,842,102	-

Money Market Funds	29,779,461	29,779,461	-	-
Total Investments in Securities:	3,193,056,069	3,168,213,967	24,842,102	-
Derivative Instruments:

Assets
Futures Contracts	246,846	246,846	-	-
Total Assets	246,846	246,846	-	-
Total Derivative Instruments:	246,846	246,846	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	246,846	-
Total Equity Risk	246,846	-
Total Value of Derivatives	246,846	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Value ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $54,930,277) - See accompanying schedule:
Unaffiliated issuers (cost $2,729,614,713)	$3,163,276,608
Fidelity Central Funds (cost $29,779,461)	29,779,461

Total Investment in Securities (cost $2,759,394,174)		$3,193,056,069
Cash		22,493
Receivable for fund shares sold		72,146,165
Dividends receivable		2,291,105
Distributions receivable from Fidelity Central Funds		74,066
Receivable for variation margin on futures contracts		232,800
Other receivables		6,128
Total assets		3,267,828,826
Liabilities
Payable for investments purchased	$6,909
Accrued management fee	468,100
Notes payable to affiliates	40,417,000
Other payables and accrued expenses	6,344
Collateral on securities loaned	29,124,869
Total liabilities		70,023,222
Net Assets		$3,197,805,604
Net Assets consist of:
Paid in capital		$2,841,459,968
Total accumulated earnings (loss)		356,345,636
Net Assets		$3,197,805,604
Net Asset Value, offering price and redemption price per share ($3,197,805,604 ÷ 79,778,976 shares)		$40.08
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$46,545,952
Interest		181,524
Income from Fidelity Central Funds (including $16,537 from security lending)		1,013,082
Security lending		7,952
Total income		47,748,510
Expenses
Management fee	$4,726,621
Independent trustees' fees and expenses	7,922
Interest	6,341
Total expenses before reductions	4,740,884
Expense reductions	(1,942)
Total expenses after reductions		4,738,942
Net Investment income (loss)		43,009,568
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,111,618
Redemptions in-kind	410,084,423
Fidelity Central Funds	(2,385)
Foreign currency transactions	21
Futures contracts	4,166,595
Total net realized gain (loss)		424,360,272
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	201,681,532
Assets and liabilities in foreign currencies	(19)
Futures contracts	223,425
Total change in net unrealized appreciation (depreciation)		201,904,938
Net gain (loss)		626,265,210
Net increase (decrease) in net assets resulting from operations		$669,274,778
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,009,568	$37,829,487
Net realized gain (loss)	424,360,272	134,801,526
Change in net unrealized appreciation (depreciation)	201,904,938	82,775,975
Net increase (decrease) in net assets resulting from operations	669,274,778	255,406,988
Distributions to shareholders	(44,361,233)	(38,336,716)

Share transactions
Proceeds from sales of shares	1,405,628,330	1,092,508,805
Cost of shares redeemed	(1,150,565,635)	(784,266,648)

Net increase (decrease) in net assets resulting from share transactions	255,062,695	308,242,157
Total increase (decrease) in net assets	879,976,240	525,312,429

Net Assets
Beginning of period	2,317,829,364	1,792,516,935
End of period	$3,197,805,604	$2,317,829,364

Other Information
Shares
Sold	38,200,000	35,500,000
Redeemed	(31,300,000)	(25,400,000)
Net increase (decrease)	6,900,000	10,100,000

Financial Highlights
Fidelity® Enhanced Large Cap Value ETF

Years ended June 30,	2026	2025	2024 A	2023 B,C	2022 B,C	2021 B,C
Selected Per-Share Data
Net asset value, beginning of period	$31.80	$28.55	$26.29	$25.40	$30.16	$22.04
Income from Investment Operations
Net investment income (loss) D,E	.58	.56	.40	.47	.49	.44
Net realized and unrealized gain (loss)	8.29	3.26	2.99	1.59	(1.81)	8.08
Total from investment operations	8.87	3.82	3.39	2.06	(1.32)	8.52
Distributions from net investment income	(.59)	(.57)	(.80)	(.38)	(.58)	(.40)
Distributions from net realized gain	-	-	(.33)	(.79)	(2.86)	-
Total distributions	(.59)	(.57)	(1.13)	(1.17)	(3.44)	(.40)
Net asset value, end of period	$40.08	$31.80	$28.55	$26.29	$25.40	$30.16
Total Return F,G,H	28.16%	13.49%	13.49%	8.30%	(5.18)%	39.12%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.18%	.18%	.28% K,L	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18%	.18%	.28% K,L	.39%	.39%	.39%
Expenses net of all reductions, if any	.18%	.18%	.28% K,L	.39%	.39%	.39%
Net investment income (loss)	1.64%	1.83%	1.82% K,L	1.88%	1.76%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$3,197,806	$2,317,829	$1,792,517	$5,531,764	$5,691,392	$6,187,508
Portfolio turnover rate M	72 % N	69% N	90% K,N	88%	112%	75%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity Large Cap Value Enhanced Index Fund.
CFor the year ended August 31.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Mid Cap Core ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	306,727	24,811,147
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	29,992	9,504,465
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	32,009	520,466
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	8,486	770,189
MEXICO - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Southern Copper Corp	116,493	20,300,070
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	45,709	7,504,504
UNITED KINGDOM - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	700,809	46,463,637
UNITED STATES - 95.6%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.4%
AST SpaceMobile Inc Class A (b)(c)	55,458	4,927,998
Comcast Corp Class A	1,051,184	25,806,567
		30,734,565
Entertainment - 1.6%
Electronic Arts Inc	295,234	60,534,779
Playtika Holding Corp	1,090,958	4,058,364
ROBLOX Corp Class A (c)	345	18,761
Roku Inc Class A (c)	124,925	17,257,140
Take-Two Interactive Software Inc (c)	2,497	624,200
Warner Bros Discovery Inc (c)	1,228,987	32,764,793
		115,258,037
Interactive Media & Services - 0.4%
Pinterest Inc Class A (c)	183,054	3,849,626
Reddit Inc Class A (c)	150,504	26,124,484
		29,974,110
Media - 0.6%
Charter Communications Inc Class A (c)	17	2,417
DoubleVerify Holdings Inc (b)(c)	730,484	7,918,447
Fox Corp Class A	80,382	4,192,725
New York Times Co/The Class A (b)	329,313	23,045,324
News Corp Class A	38	943
News Corp Class B (b)	172,627	4,843,914
NIQ Global Intelligence Plc (c)	750	7,013
Trade Desk Inc (The) Class A (c)	14,178	256,338
Versant Media Group Inc Class A	207,871	7,485,435
		47,752,556
TOTAL COMMUNICATION SERVICES		223,719,268
Consumer Discretionary - 10.9%
Automobile Components - 0.2%
BorgWarner Inc	165,636	10,998,230
Gentex Corp	121,013	3,057,999
Lear Corp	42,720	5,727,043
		19,783,272
Automobiles - 1.3%
Ford Motor Co	4,565,072	63,454,501
General Motors Co	434,047	33,456,343
		96,910,844
Broadline Retail - 0.7%
eBay Inc	295,957	33,073,195
Etsy Inc (c)	196,250	14,783,513
Macy's Inc	77,796	1,832,095
		49,688,803
Diversified Consumer Services - 0.3%
ADT Inc	3,670,335	23,857,178
Duolingo Inc Class A (b)(c)	48,670	5,598,023
		29,455,201
Hotels, Restaurants & Leisure - 2.5%
Airbnb Inc Class A (c)	206,581	29,561,741
Aramark	107,057	6,091,543
Brightstar Lottery PLC (b)	171,147	1,834,696
Carnival Corp Ltd	1,156,224	33,033,320
Churchill Downs Inc	31,289	2,804,746
DraftKings Inc Class A (c)	85,347	2,155,865
Expedia Group Inc Class A	218,791	55,984,241
Flutter Entertainment PLC (b)(c)	95,636	9,771,130
Hilton Worldwide Holdings Inc	6	1,983
Las Vegas Sands Corp	693,373	32,026,899
MGM Resorts International (c)	288	13,769
Penn Entertainment Inc (c)	72	1,538
Planet Fitness Inc Class A (c)	204,795	10,684,155
Royal Caribbean Cruises Ltd	3,218	1,021,812
Wendy's Co/The (b)	1,241	10,288
		184,997,726
Household Durables - 2.2%
DR Horton Inc	123,114	20,052,808
Garmin Ltd	207,401	49,266,034
Newell Brands Inc (b)	206	1,264
PulteGroup Inc	359,904	49,382,428
Toll Brothers Inc	231,363	38,117,054
TopBuild Corp (b)(c)	19,573	6,939,216
		163,758,804
Leisure Products - 0.5%
Hasbro Inc	502,434	41,496,024
Mattel Inc (c)	74	1,027
		41,497,051
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (c)	402,322	36,213,003
AutoNation Inc (c)	2	372
Bath & Body Works Inc	204,607	4,732,560
Best Buy Co Inc	20,751	1,574,586
CarMax Inc (c)	51	2,697
Chewy Inc Class A (b)(c)	73,722	1,448,637
Five Below Inc (c)	220,847	39,706,083
Gap Inc/The (b)	1,385,940	25,889,359
Lithia Motors Inc	6	1,743
Ross Stores Inc	179,264	38,156,342
Ulta Beauty Inc (c)	50,183	22,631,529
		170,356,911
Textiles, Apparel & Luxury Goods - 0.9%
Ralph Lauren Corp Class A	38,757	15,557,447
Tapestry Inc	337,152	49,352,310
		64,909,757
TOTAL CONSUMER DISCRETIONARY		821,358,369
Consumer Staples - 2.7%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (c)	3,972	703,163
Coca-Cola Consolidated Inc	17,182	3,280,387
Molson Coors Beverage Co Class B	487,538	18,994,481
		22,978,031
Consumer Staples Distribution & Retail - 1.6%
Casey's General Stores Inc	33,833	26,890,130
Dollar General Corp	155,602	17,911,346
Dollar Tree Inc (c)	47,792	5,780,442
Kroger Co/The	32,100	1,782,513
Maplebear Inc (b)(c)	1,023,845	48,479,061
Sysco Corp	162,725	13,600,556
US Foods Holding Corp (c)	39,502	4,039,080
		118,483,128
Food Products - 0.4%
Darling Ingredients Inc (c)	298,765	16,318,544
Flowers Foods Inc (b)	1,144,362	9,040,460
General Mills Inc	206	7,169
Hershey Co/The	6,274	1,100,773
Kraft Heinz Co/The	48	1,134
Pilgrim's Pride Corp	16	449
Smithfield Foods Inc	49	1,189
		26,469,718
Household Products - 0.3%
Church & Dwight Co Inc	223,650	21,667,212
Personal Care Products - 0.1%
Coty Inc Class A (b)(c)	450,144	972,311
Kenvue Inc	650,803	12,436,845
		13,409,156
Tobacco - 0.0%
Altria Group Inc	78	5,612
TOTAL CONSUMER STAPLES		203,012,857
Energy - 4.8%
Energy Equipment & Services - 0.2%
Halliburton Co	119,244	4,048,334
Kodiak Gas Services Inc	120,097	9,022,888
Transocean Ltd (c)	145,678	712,365
		13,783,587
Oil, Gas & Consumable Fuels - 4.6%
Antero Midstream Corp	1,216,289	27,670,575
Cheniere Energy Inc	136,026	32,511,574
Chord Energy Corp	18,017	2,059,343
ConocoPhillips	33,640	3,497,214
Devon Energy Corp	925,322	38,234,305
DT Midstream Inc	16,621	2,438,966
EOG Resources Inc	2	259
EQT Corp	10,432	554,669
Expand Energy Corp	305,527	27,861,007
HF Sinclair Corp	284,158	19,791,605
Kinder Morgan Inc	2,086,993	66,721,166
Marathon Petroleum Corp	262,055	66,999,603
Occidental Petroleum Corp	1,047,289	50,866,827
Permian Resources Holdings Inc/DE Class A	54	994
Phillips 66	13,397	2,264,763
Targa Resources Corp	6,780	1,817,989
Valero Energy Corp	90	23,440
Williams Cos Inc/The	37,560	2,792,210
		346,106,509
TOTAL ENERGY		359,890,096
Financials - 13.7%
Banks - 1.5%
Central BanCo Inc	51,551	1,566,119
Citizens Financial Group Inc	31,879	2,233,762
Commerce Bancshares Inc/MO	125,936	7,272,804
Huntington Bancshares Inc/OH	1,994,877	35,369,169
Pinnacle Financial Partners Inc	333,867	33,680,503
Zions Bancorp NA	525,437	36,354,986
		116,477,343
Capital Markets - 5.9%
Ameriprise Financial Inc	60,409	27,713,233
Bank of New York Mellon Corp/The	505,710	73,130,724
Cboe Global Markets Inc	142,147	34,494,812
Evercore Inc Class A	15,846	5,410,458
Jefferies Financial Group Inc	16	800
KKR & Co Inc Class A	226,246	20,764,858
LPL Financial Holdings Inc	18,885	5,319,527
Morningstar Inc (b)	81,924	12,781,782
MSCI Inc	79,871	44,730,955
Nasdaq Inc	453,592	35,752,121
Northern Trust Corp	319,149	55,480,863
Raymond James Financial Inc	36	5,473
Robinhood Markets Inc Class A (c)	64,869	6,505,063
SEI Investments Co	23,550	2,065,571
State Street Corp	379,074	64,290,951
Stifel Financial Corp	76,420	5,331,823
StoneX Group Inc (c)	12	1,422
TPG Inc rights (c)(d)	29,948	299
Tradeweb Markets Inc Class A	344,578	34,340,643
Virtu Financial Inc Class A	254,763	15,176,232
		443,297,610
Consumer Finance - 0.8%
Ally Financial Inc	977,816	44,930,645
Capital One Financial Corp	84,542	16,960,816
OneMain Holdings Inc	18	1,097
SoFi Technologies Inc Class A (c)	12	215
Synchrony Financial	51	3,879
		61,896,652
Financial Services - 2.2%
Block Inc Class A (c)	210,217	15,976,492
Corebridge Financial Inc	63	1,804
Corpay Inc (c)	41,980	13,990,675
Equitable Holdings Inc	17,227	755,921
Euronet Worldwide Inc (c)	11	804
Fidelity National Information Services Inc	765,862	29,776,715
Fiserv Inc (c)	786,913	38,598,083
Global Payments Inc	177,301	12,864,961
Jack Henry & Associates Inc	20,605	2,838,133
PayPal Holdings Inc	366,041	15,805,650
Rocket Cos Inc Class A (c)	1,279,759	20,156,204
Sycamore Partners LLC rights (c)(d)	12	5
Toast Inc Class A (c)	564,957	15,717,104
		166,482,551
Insurance - 3.1%
Allstate Corp/The	291,080	69,259,576
American Financial Group Inc/OH	30,792	4,309,032
Arch Capital Group Ltd (c)	2	194
Assurant Inc	161,257	43,302,342
Cincinnati Financial Corp	8	1,481
Globe Life Inc	170,107	30,394,719
Hartford Insurance Group Inc/The	90,186	11,951,449
Kemper Corp	240,886	6,494,287
Loews Corp	259,752	29,406,524
Oscar Health Inc Class A (c)	520,068	14,832,339
Reinsurance Group of America Inc	8,759	1,862,601
Willis Towers Watson PLC	86,370	22,574,527
		234,389,071
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp (b)	1,052,081	11,467,683
Rithm Capital Corp	258	2,423
		11,470,106
TOTAL FINANCIALS		1,034,013,333
Health Care - 9.0%
Biotechnology - 2.9%
Alnylam Pharmaceuticals Inc (c)	128,188	38,588,434
Arrowhead Pharmaceuticals Inc (c)	28,795	2,347,080
Biogen Inc (c)	9	1,945
Biogen Inc rights (c)(d)	69,292	0
BioMarin Pharmaceutical Inc (c)	267,856	15,326,720
Exelixis Inc (c)	823,075	44,783,511
Halozyme Therapeutics Inc (c)	37,045	2,899,512
Incyte Corp (c)	414,943	47,037,939
Insmed Inc (c)	89,164	9,506,666
Natera Inc (c)	44,086	11,967,145
Neurocrine Biosciences Inc (c)	136,809	23,057,105
Revolution Medicines Inc (c)	52,823	9,892,691
Roivant Sciences Ltd (c)	31,793	1,125,154
Sarepta Therapeutics Inc (b)(c)	39,623	712,025
		207,245,927
Health Care Equipment & Supplies - 0.8%
ABIOMED Inc (c)(d)	3,289	4,966
Cooper Cos Inc/The (c)	367,415	26,347,330
GE HealthCare Technologies Inc	265,226	16,977,116
Inspire Medical Systems Inc (b)(c)	104,791	4,674,727
Insulet Corp (c)	103,506	15,758,789
Penumbra Inc (c)	603	190,397
		63,953,325
Health Care Providers & Services - 2.5%
Cardinal Health Inc	251,972	59,858,468
Cencora Inc	1	282
Centene Corp (c)	648,646	41,636,587
Elevance Health Inc	9	3,481
Guardant Health Inc (c)	36,694	5,505,201
HealthEquity Inc (c)	73,162	6,607,992
Humana Inc	179,279	71,213,204
Tenet Healthcare Corp (c)	27,885	5,216,726
		190,041,941
Health Care Technology - 0.0%
Doximity Inc Class A (c)	45	933
Veeva Systems Inc Class A (c)	17,963	3,187,894
		3,188,827
Life Sciences Tools & Services - 1.4%
10X Genomics Inc Class A (c)	333,811	12,798,314
Charles River Laboratories International Inc (c)	57	12,926
Illumina Inc (c)	329,582	57,950,403
IQVIA Holdings Inc (c)	61,079	11,801,684
Medpace Holdings Inc (c)	40,591	21,496,588
Sotera Health Co (c)	42,900	761,475
Tempus AI Inc Class A (c)	54,850	3,177,461
		107,998,851
Pharmaceuticals - 1.4%
Axsome Therapeutics Inc (c)	12,433	3,043,225
Bristol-Myers Squibb Co	631,581	36,391,698
Elanco Animal Health Inc (c)	700,239	17,232,882
Jazz Pharmaceuticals PLC (c)	61,145	14,734,111
Organon & Co	180,358	2,442,047
Viatris Inc	1,837,496	29,179,436
		103,023,399
TOTAL HEALTH CARE		675,452,270
Industrials - 20.0%
Aerospace & Defense - 4.6%
Axon Enterprise Inc (c)	18,795	10,536,665
BWX Technologies Inc	6,319	1,229,993
Carpenter Technology Corp	45,156	27,854,027
Curtiss-Wright Corp	69,700	52,815,872
FTAI Aviation Ltd	32,009	8,659,395
HEICO Corp	79,195	28,208,467
HEICO Corp Class A	49,240	12,699,488
Howmet Aerospace Inc	269,302	72,404,537
L3Harris Technologies Inc	246,460	71,618,811
Rocket Lab Corp (c)	150,867	15,335,631
StandardAero Inc (c)	238,858	7,144,243
Textron Inc	19,420	1,781,397
Woodward Inc	80,092	34,074,340
		344,362,866
Building Products - 1.5%
A O Smith Corp	232,154	14,560,699
Allegion plc	272,090	38,225,925
Armstrong World Industries Inc	116,307	18,657,969
Johnson Controls International plc	98,986	14,462,844
Trane Technologies PLC	43,845	21,534,910
Zurn Elkay Water Solutions Corp	49,640	2,508,309
		109,950,656
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (c)	2	597
Veralto Corp (b)	484,504	42,965,815
		42,966,412
Construction & Engineering - 2.9%
AECOM	544,390	37,998,422
API Group Corp (c)	265,938	11,262,474
Comfort Systems USA Inc	36,954	73,240,981
Dycom Industries Inc (c)	17,142	8,666,824
EMCOR Group Inc	26,115	21,672,316
Quanta Services Inc	22,552	16,238,342
Valmont Industries Inc	82,335	47,556,696
		216,636,055
Electrical Equipment - 2.8%
Acuity Inc	41,298	15,555,305
AMETEK Inc	278,395	67,354,887
nVent Electric PLC	133,107	22,576,278
Rockwell Automation Inc	63,654	31,513,822
Sensata Technologies Holding PLC	866,291	41,356,732
Vertiv Holdings Co Class A	94,966	31,796,516
		210,153,540
Ground Transportation - 1.1%
Landstar System Inc	38,753	8,014,508
Lyft Inc Class A (c)	2,904,108	42,429,018
Norfolk Southern Corp	2,151	676,683
Ryder System Inc	17,111	4,513,368
XPO Inc (c)	125,307	25,724,274
		81,357,851
Machinery - 3.2%
CNH Industrial NV Class A	245	2,751
Crane Co	223,699	49,900,537
Cummins Inc	2,797	1,994,848
Donaldson Co Inc	10,519	944,291
Flowserve Corp (b)	327,365	24,277,388
Fortive Corp	30,194	1,844,551
Gates Industrial Corp PLC (c)	1,358,415	37,994,868
Graco Inc	73,897	5,587,352
IDEX Corp	121,229	27,512,922
ITT Inc	148,081	29,284,499
Middleby Corp/The (c)	20	3,440
Mueller Industries Inc	23,513	2,890,453
Nordson Corp	3,376	1,018,505
Otis Worldwide Corp	14	1,002
RBC Bearings Inc (c)	20,238	13,034,486
Toro Co/The	103,785	10,110,735
Westinghouse Air Brake Technologies Corp	121,361	32,718,926
Xylem Inc/NY	17,326	2,048,106
		241,169,660
Marine Transportation - 0.0%
Kirby Corp (c)	10,294	1,399,675
Passenger Airlines - 0.7%
United Airlines Holdings Inc (c)	379,914	51,664,505
Professional Services - 0.7%
Booz Allen Hamilton Holding Corp Class A	133,069	8,073,296
ExlService Holdings Inc (c)	80,960	2,093,626
Jacobs Solutions Inc	12,832	1,616,832
KBR Inc	140,111	4,838,033
Leidos Holdings Inc	117,937	12,143,973
Paychex Inc	90,086	8,858,156
Paylocity Holding Corp (c)	75,388	7,880,308
SS&C Technologies Holdings Inc	76,929	4,773,444
Verisk Analytics Inc	2	359
		50,278,027
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies Inc	26,932	9,107,056
Core & Main Inc Class A (c)	127,878	6,170,114
Fastenal Co	394,615	18,953,358
Ferguson Enterprises Inc	14	3,322
MSC Industrial Direct Co Inc Class A	247,062	29,388,025
SiteOne Landscape Supply Inc (c)	28,988	3,316,517
Wesco International Inc	109,860	37,948,940
WW Grainger Inc	35,337	48,072,455
		152,959,787
TOTAL INDUSTRIALS		1,502,899,034
Information Technology - 17.0%
Communications Equipment - 2.5%
Ciena Corp (c)	127,302	62,449,269
F5 Inc (c)	144,454	60,087,086
Lumentum Holdings Inc (c)	27,031	23,194,220
Motorola Solutions Inc	82,790	34,381,859
Ubiquiti Inc	3	1,602
Viavi Solutions Inc (c)	222,032	10,602,028
		190,716,064
Electronic Equipment, Instruments & Components - 3.3%
Arrow Electronics Inc (c)	15,542	3,316,818
Avnet Inc	371,698	33,014,216
Cognex Corp	119,534	8,656,652
Coherent Corp (c)	33,989	13,407,641
Corning Inc	6,445	1,646,246
Itron Inc (c)	24	2,077
Keysight Technologies Inc (c)	213,956	74,899,578
Littelfuse Inc	82,165	37,412,189
TD SYNNEX Corp	127,267	34,023,560
Zebra Technologies Corp Class A (c)	148,308	39,043,564
		245,422,541
IT Services - 1.8%
Amdocs Ltd	146,662	7,412,297
Cloudflare Inc Class A (c)	114,041	27,971,976
Cognizant Technology Solutions Corp Class A	18,661	722,741
EPAM Systems Inc (c)	11,789	935,457
GoDaddy Inc Class A (c)	118,303	10,041,559
MongoDB Inc Class A (c)	139,678	46,917,840
Okta Inc Class A (c)	60	8,187
Snowflake Inc (c)	5,459	1,389,316
Twilio Inc Class A (c)	143,000	29,505,190
VeriSign Inc	29,978	7,541,266
		132,445,829
Semiconductors & Semiconductor Equipment - 4.2%
Amkor Technology Inc	112,598	9,709,326
Astera Labs Inc (c)	16,013	7,734,599
Cirrus Logic Inc (c)	308,957	45,889,383
Credo Technology Group Holding Ltd (c)	49,632	13,497,422
Lattice Semiconductor Corp (c)	25,388	3,883,348
MACOM Technology Solutions Holdings Inc (c)	89,810	34,161,030
Marvell Technology Inc	30	8,937
Monolithic Power Systems Inc	13,360	18,468,330
Qnity Electronics Inc	146,883	23,987,463
Qorvo Inc (c)	506,927	47,281,081
Skyworks Solutions Inc (b)	329,285	22,325,523
Teradyne Inc	176,878	85,580,652
Universal Display Corp (b)	68,653	5,944,663
		318,471,757
Software - 3.5%
Adobe Inc (c)	77,344	15,857,067
Atlassian Corp Class A (c)	88,708	6,900,595
BILL Holdings Inc (c)	149,590	5,409,174
Clear Secure Inc Class A	84,020	4,682,435
Datadog Inc Class A (c)	6,851	1,783,726
Docusign Inc (c)	797,302	35,416,155
Dropbox Inc Class A (c)	775,948	21,315,292
Dynatrace Inc (c)	10	439
Elastic NV (c)	217,610	12,408,122
Fortinet Inc (c)	270,397	41,538,388
HubSpot Inc (c)	169,230	30,886,167
RingCentral Inc Class A	230,402	8,981,070
ServiceNow Inc (c)	13	1,291
Teradata Corp (c)	45	1,559
UiPath Inc Class A (b)(c)	731,669	7,953,242
Unity Software Inc (c)	1,412,143	40,359,047
Zoom Communications Inc Class A (c)	386,477	33,356,830
Zscaler Inc (c)	2	282
		266,850,881
Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co	769,129	34,695,409
HP Inc	65,066	1,427,548
NetApp Inc	240,891	37,280,291
Sandisk Corp (c)	84	190,993
Western Digital Corp	85,582	54,662,935
		128,257,176
TOTAL INFORMATION TECHNOLOGY		1,282,164,248
Materials - 4.0%
Chemicals - 2.0%
Albemarle Corp	67,378	9,098,051
Axalta Coating Systems Ltd (c)	65,581	2,244,182
Celanese Corp	91,789	4,222,294
CF Industries Holdings Inc	188,524	20,409,608
Corteva Inc	725,213	61,418,289
Dow Inc	746,671	20,428,919
DuPont de Nemours Inc	146,284	19,841,962
Eastman Chemical Co	4	268
FMC Corp	33	380
International Flavors & Fragrances Inc	145,514	11,527,619
LyondellBasell Industries NV Class A1	13,083	688,820
		149,880,392
Construction Materials - 0.2%
CRH PLC	20,727	2,217,789
James Hardie Industries PLC (c)	398,584	10,434,929
Vulcan Materials Co	20	5,900
		12,658,618
Containers & Packaging - 0.4%
Amcor PLC (b)	430,612	18,667,030
AptarGroup Inc	21,539	2,696,683
Avery Dennison Corp	48,556	7,883,067
Ball Corp	2,688	167,731
		29,414,511
Metals & Mining - 1.4%
Coeur Mining Inc	69	1,126
Commercial Metals Co	439,127	27,555,219
Hecla Mining Co	80	1,234
MP Materials Corp (c)	4	224
Newmont Corp	72,846	6,803,816
Nucor Corp	251,515	56,024,967
Reliance Inc	20,275	7,574,740
Royal Gold Inc	39,600	7,904,556
		105,865,882
TOTAL MATERIALS		297,819,403
Real Estate - 5.6%
Health Care REITs - 1.0%
Alexandria Real Estate Equities Inc	346,138	18,293,393
Healthpeak Properties Inc	54	1,156
Ventas Inc	678,810	60,278,328
		78,572,877
Industrial REITs - 0.2%
STAG Industrial Inc Class A	324,153	12,337,263
Real Estate Management & Development - 0.3%
CoStar Group Inc (c)	67,582	1,913,922
Zillow Group Inc Class A (b)(c)	165,963	5,206,259
Zillow Group Inc Class C (c)	573,562	18,078,675
		25,198,856
Residential REITs - 0.4%
American Homes 4 Rent Class A	757,879	25,404,104
AvalonBay Communities Inc	35,730	6,741,894
Equity Residential	21	1,426
		32,147,424
Retail REITs - 1.0%
Brixmor Property Group Inc	1,291,817	40,730,991
Regency Centers Corp	470,014	37,478,916
Simon Property Group Inc	93	20,799
		78,230,706
Specialized REITs - 2.7%
Digital Realty Trust Inc	243,689	43,761,671
EPR Properties (b)	98,670	5,723,847
Gaming and Leisure Properties Inc	637,908	28,406,043
Lamar Advertising Co Class A	197,102	30,743,970
Millrose Properties Inc Class A	816,463	24,534,713
National Storage Affiliates Trust	54,146	2,407,872
Rayonier Inc	292,997	6,234,976
VICI Properties Inc	2,103,714	55,853,607
		197,666,699
TOTAL REAL ESTATE		424,153,825
Utilities - 4.9%
Electric Utilities - 2.1%
Edison International	186,873	13,912,695
Evergy Inc	97,477	8,424,937
Eversource Energy	100	7,226
Exelon Corp	536,285	25,001,607
NRG Energy Inc	333,789	48,753,221
PG&E Corp	211,213	3,552,603
PPL Corp	1,594,342	57,954,332
		157,606,621
Gas Utilities - 0.6%
Atmos Energy Corp	258,518	44,534,896
MDU Resources Group Inc	46	976
Southwest Gas Holdings Inc	10,530	933,800
		45,469,672
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	167,862	2,460,857
Clearway Energy Inc Class C	1,757	60,054
Vistra Corp	245,780	38,988,082
		41,508,993
Multi-Utilities - 1.6%
Ameren Corp	201,674	22,797,229
CenterPoint Energy Inc	449,348	19,789,286
CMS Energy Corp	2	153
Consolidated Edison Inc	247,312	27,360,127
NiSource Inc	283,760	13,492,788
Sempra	378,777	35,116,416
WEC Energy Group Inc	20	2,335
		118,558,334
Water Utilities - 0.0%
Essential Utilities Inc	153,873	5,894,874
TOTAL UTILITIES		369,038,494
TOTAL UNITED STATES		7,193,521,197
TOTAL COMMON STOCKS (Cost $6,385,995,655)		7,303,395,675

U.S. Treasury Obligations - 0.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 9/17/2026	3.66	6,320,000	6,270,082
US Treasury Bills 0% 9/24/2026 (f)	3.72	17,490,000	17,339,006
US Treasury Bills 0% 9/3/2026	3.66	3,270,000	3,248,752
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,857,225)			26,857,840

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	70,199,982	70,214,022
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	127,215,214	127,227,936
TOTAL MONEY MARKET FUNDS (Cost $197,440,166)			197,441,958

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,610,293,046)	7,527,695,473
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,576)
NET ASSETS - 100.0%	7,527,689,897

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P MidCap 400 Index Contracts (United States)	497	9/2026	193,084,500	1,061,442

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,279,152.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,428,947	399,461,781	344,678,251	1,938,216	(247)	1,792	70,214,022	70,199,982	0.1%
Fidelity Securities Lending Cash Central Fund	27,954,705	931,436,386	832,163,657	56,207	502	-	127,227,936	127,215,214	0.3%
Total	43,383,652	1,330,898,167	1,176,841,908	1,994,423	255	1,792	197,441,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	224,489,457	224,489,457	-	-
Consumer Discretionary	821,358,369	821,358,369	-	-
Consumer Staples	203,012,857	203,012,857	-	-
Energy	406,353,733	406,353,733	-	-
Financials	1,051,542,768	1,051,542,464	-	304
Health Care	675,452,270	675,447,304	-	4,966
Industrials	1,502,899,034	1,502,899,034	-	-
Information Technology	1,282,164,248	1,282,164,248	-	-
Materials	342,930,620	342,930,620	-	-
Real Estate	424,153,825	424,153,825	-	-
Utilities	369,038,494	369,038,494	-	-

U.S. Treasury Obligations	26,857,840	-	26,857,840	-

Money Market Funds	197,441,958	197,441,958	-	-
Total Investments in Securities:	7,527,695,473	7,500,832,363	26,857,840	5,270
Derivative Instruments:

Assets
Futures Contracts	1,061,442	1,061,442	-	-
Total Assets	1,061,442	1,061,442	-	-
Total Derivative Instruments:	1,061,442	1,061,442	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,061,442	-
Total Equity Risk	1,061,442	-
Total Value of Derivatives	1,061,442	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Mid Cap Core ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $216,809,746) - See accompanying schedule:
Unaffiliated issuers (cost $6,412,852,880)	$7,330,253,515
Fidelity Central Funds (cost $197,440,166)	197,441,958

Total Investment in Securities (cost $6,610,293,046)		$7,527,695,473
Receivable for investments sold		6,073,674
Receivable for fund shares sold		137,812,486
Dividends receivable		5,402,980
Distributions receivable from Fidelity Central Funds		159,504
Receivable for variation margin on futures contracts		572,188
Total assets		7,677,716,305
Liabilities
Payable to custodian bank	$5,402,510
Payable for investments purchased	16,018,020
Accrued management fee	1,376,371
Other payables and accrued expenses	2,074
Collateral on securities loaned	127,227,433
Total liabilities		150,026,408
Net Assets		$7,527,689,897
Net Assets consist of:
Paid in capital		$6,834,885,903
Total accumulated earnings (loss)		692,803,994
Net Assets		$7,527,689,897
Net Asset Value, offering price and redemption price per share ($7,527,689,897 ÷ 185,716,761 shares)		$40.53
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$67,862,240
Interest		267,163
Income from Fidelity Central Funds (including $56,207 from security lending)		1,994,423
Security lending		36,654
Total income		70,160,480
Expenses
Management fee	$11,200,609
Independent trustees' fees and expenses	12,810
Total expenses before reductions	11,213,419
Expense reductions	(2,017)
Total expenses after reductions		11,211,402
Net Investment income (loss)		58,949,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(129,978,447)
Redemptions in-kind	341,971,596
Fidelity Central Funds	255
Futures contracts	7,931,730
Total net realized gain (loss)		219,925,134
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	663,583,632
Fidelity Central Funds	1,792
Futures contracts	608,552
Total change in net unrealized appreciation (depreciation)		664,193,976
Net gain (loss)		884,119,110
Net increase (decrease) in net assets resulting from operations		$943,068,188
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,949,078	$28,174,677
Net realized gain (loss)	219,925,134	228,458,144
Change in net unrealized appreciation (depreciation)	664,193,976	64,843,776
Net increase (decrease) in net assets resulting from operations	943,068,188	321,476,597
Distributions to shareholders	(61,321,641)	(29,122,156)

Share transactions
Proceeds from sales of shares	4,639,740,730	2,000,994,293
Cost of shares redeemed	(831,473,442)	(1,109,248,748)

Net increase (decrease) in net assets resulting from share transactions	3,808,267,288	891,745,545
Total increase (decrease) in net assets	4,690,013,835	1,184,099,986

Net Assets
Beginning of period	2,837,676,062	1,653,576,076
End of period	$7,527,689,897	$2,837,676,062

Other Information
Shares
Sold	124,900,000	60,700,000
Redeemed	(21,700,000)	(34,300,000)
Net increase (decrease)	103,200,000	26,400,000

Financial Highlights
Fidelity® Enhanced Mid Cap Core ETF

Years ended June 30,	2026	2025	2024 A	2023 B,C	2022 B,C	2021 B,C
Selected Per-Share Data
Net asset value, beginning of period	$34.39	$29.47	$25.79	$24.65	$32.17	$23.47
Income from Investment Operations
Net investment income (loss) D,E	.45	.41	.27	.28	.28	.22
Net realized and unrealized gain (loss)	6.13	4.93	3.86	1.69	(3.81)	9.40
Total from investment operations	6.58	5.34	4.13	1.97	(3.53)	9.62
Distributions from net investment income	(.44)	(.42)	(.45)	(.23)	(.23)	(.25)
Distributions from net realized gain	-	-	-	(.57)	(3.76)	(.67)
Total distributions	(.44)	(.42)	(.45)	(.83) F	(3.99)	(.92)
Net asset value, end of period	$40.53	$34.39	$29.47	$25.79	$24.65	$32.17
Total Return G,H,I	19.27%	18.20%	16.23%	8.19%	(12.36)%	41.82%
Ratios to Average Net Assets E,J,K
Expenses before reductions	.23%	.23%	.29% L,M	.45%	.51%	.59%
Expenses net of fee waivers, if any	.23%	.23%	.29% L,M	.45%	.51%	.59%
Expenses net of all reductions, if any	.23%	.23%	.29% L,M	.45%	.51%	.59%
Net investment income (loss)	1.21%	1.27%	1.19% L,M	1.12%	1.00%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$7,527,690	$2,837,676	$1,653,576	$1,636,516	$1,654,862	$2,042,347
Portfolio turnover rate N	78 % O	70% O	73% M,O	104%	116%	70%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity Mid Cap Enhanced Index Fund.
CFor the year ended August 31.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal distributions per share do not sum due to rounding.
GBased on net asset value.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LProxy expenses are not annualized.
MAnnualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Mid Cap Growth ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc	425	34,378
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	52	3,771
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (a)	682	11,846
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	45	7,388
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (a)	9	5,059
UNITED STATES - 98.5%
Communication Services - 4.8%
Diversified Telecommunication Services - 0.6%
AST SpaceMobile Inc Class A (a)	366	32,523
GCI LLC Class A	401	8,782
		41,305
Entertainment - 2.5%
Live Nation Entertainment Inc (a)	135	24,720
ROBLOX Corp Class A (a)	1,870	101,691
Roku Inc Class A (a)	200	27,628
Take-Two Interactive Software Inc (a)	64	15,998
		170,037
Interactive Media & Services - 1.3%
Pinterest Inc Class A (a)	692	14,553
Reddit Inc Class A (a)	402	69,779
		84,332
Media - 0.4%
DoubleVerify Holdings Inc (a)	2,031	22,016
NIQ Global Intelligence Plc (a)	530	4,955
		26,971
TOTAL COMMUNICATION SERVICES		322,645
Consumer Discretionary - 13.3%
Broadline Retail - 0.7%
Etsy Inc (a)	618	46,554
Diversified Consumer Services - 0.3%
Duolingo Inc Class A (a)	152	17,483
Hotels, Restaurants & Leisure - 6.5%
Cava Group Inc (a)	70	5,493
Chipotle Mexican Grill Inc (a)	791	26,894
Darden Restaurants Inc	75	15,451
DraftKings Inc Class A (a)	2,239	56,557
Expedia Group Inc Class A	386	98,770
Las Vegas Sands Corp	1,240	57,276
Planet Fitness Inc Class A (a)	480	25,042
Royal Caribbean Cruises Ltd	418	132,728
Wyndham Hotels & Resorts Inc	203	17,095
Yum! Brands Inc	5	798
		436,104
Household Durables - 0.0%
TopBuild Corp (a)	18	6,382
Specialty Retail - 3.4%
Burlington Stores Inc (a)	70	22,176
Carvana Co Class A (a)	974	64,109
Chewy Inc Class A (a)	525	10,315
Murphy USA Inc	39	21,016
Ross Stores Inc	270	57,470
Ulta Beauty Inc (a)	71	32,020
Williams-Sonoma Inc	85	19,813
		226,919
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp (a)	520	51,631
Ralph Lauren Corp Class A	37	14,852
Tapestry Inc	621	90,902
		157,385
TOTAL CONSUMER DISCRETIONARY		890,827
Consumer Staples - 2.4%
Consumer Staples Distribution & Retail - 1.9%
Casey's General Stores Inc	54	42,919
Sysco Corp	948	79,234
		122,153
Food Products - 0.5%
Hershey Co/The	200	35,090
TOTAL CONSUMER STAPLES		157,243
Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy Inc	156	37,286
HF Sinclair Corp	251	17,482
Marathon Petroleum Corp	19	4,857
Targa Resources Corp	578	154,985
Texas Pacific Land Corp	61	26,696
TOTAL ENERGY		241,306
Financials - 6.7%
Capital Markets - 4.5%
Ameriprise Financial Inc	156	71,567
Ares Management Corp Class A	136	15,138
Bank of New York Mellon Corp/The	29	4,193
LPL Financial Holdings Inc	119	33,520
Morningstar Inc	41	6,397
MSCI Inc	125	70,005
Robinhood Markets Inc Class A (a)	644	64,580
Tradeweb Markets Inc Class A	307	30,596
		295,996
Consumer Finance - 0.1%
Figure Technology Solutions Inc Class A	293	8,998
Financial Services - 2.1%
Affirm Holdings Inc Class A (a)	78	6,361
Corpay Inc (a)	186	61,988
Equitable Holdings Inc	421	18,473
Shift4 Payments Inc Class A (a)	134	6,518
Toast Inc Class A (a)	1,712	47,628
		140,968
TOTAL FINANCIALS		445,962
Health Care - 11.8%
Biotechnology - 6.9%
Alnylam Pharmaceuticals Inc (a)	370	111,381
Biogen Inc rights (a)(b)	193	0
Exelixis Inc (a)	1,011	55,009
Halozyme Therapeutics Inc (a)	385	30,134
Incyte Corp (a)	342	38,769
Insmed Inc (a)	378	40,302
Natera Inc (a)	435	118,081
Neurocrine Biosciences Inc (a)	390	65,729
Sarepta Therapeutics Inc (a)	22	395
		459,800
Health Care Equipment & Supplies - 1.7%
Dexcom Inc (a)	378	25,458
IDEXX Laboratories Inc (a)	112	58,961
Insulet Corp (a)	50	7,613
Penumbra Inc (a)	62	19,577
		111,609
Health Care Providers & Services - 2.3%
Cardinal Health Inc	250	59,390
Cencora Inc	267	75,556
Guardant Health Inc (a)	123	18,453
		153,399
Life Sciences Tools & Services - 0.6%
Tempus AI Inc Class A (a)	691	40,030
Pharmaceuticals - 0.3%
Axsome Therapeutics Inc (a)	90	22,029
TOTAL HEALTH CARE		786,867
Industrials - 22.0%
Aerospace & Defense - 5.4%
Axon Enterprise Inc (a)	86	48,212
Carpenter Technology Corp	81	49,964
FTAI Aviation Ltd	79	21,372
HEICO Corp	53	18,879
HEICO Corp Class A	17	4,384
Howmet Aerospace Inc	236	63,451
Rocket Lab Corp (a)	1,510	153,492
StandardAero Inc (a)	109	3,260
		363,014
Building Products - 0.9%
Armstrong World Industries Inc	60	9,625
Carlisle Cos Inc	100	36,275
Lennox International Inc	27	15,470
		61,370
Commercial Services & Supplies - 0.8%
Rollins Inc	80	3,339
Veralto Corp	560	49,661
		53,000
Construction & Engineering - 7.0%
Comfort Systems USA Inc	90	178,376
Dycom Industries Inc (a)	64	32,358
EMCOR Group Inc	9	7,468
MasTec Inc (a)	215	89,453
Quanta Services Inc	90	64,804
Sterling Infrastructure Inc (a)	106	88,972
		461,431
Electrical Equipment - 1.8%
Rockwell Automation Inc	95	47,033
Vertiv Holdings Co Class A	160	53,571
Vicor Corp (a)	47	17,849
		118,453
Ground Transportation - 1.0%
Lyft Inc Class A (a)	2,513	36,715
XPO Inc (a)	147	30,178
		66,893
Machinery - 0.5%
RBC Bearings Inc (a)	57	36,711
Professional Services - 1.2%
Booz Allen Hamilton Holding Corp Class A	580	35,189
Equifax Inc	70	11,110
Paychex Inc	171	16,814
Paylocity Holding Corp (a)	173	18,084
		81,197
Trading Companies & Distributors - 3.4%
Core & Main Inc Class A (a)	516	24,897
Fastenal Co	2,700	129,681
WW Grainger Inc	53	72,101
		226,679
TOTAL INDUSTRIALS		1,468,748
Information Technology - 29.2%
Communications Equipment - 3.6%
Applied Optoelectronics Inc (a)	110	16,298
Lumentum Holdings Inc (a)	182	156,167
Ubiquiti Inc	13	6,942
Viavi Solutions Inc (a)	1,316	62,839
		242,246
Electronic Equipment, Instruments & Components - 1.1%
Jabil Inc	52	20,045
Keysight Technologies Inc (a)	117	40,958
TTM Technologies Inc (a)	61	11,408
		72,411
IT Services - 6.5%
Cloudflare Inc Class A (a)	795	194,998
Gartner Inc (a)	71	9,202
GoDaddy Inc Class A (a)	458	38,875
MongoDB Inc Class A (a)	56	18,810
Snowflake Inc (a)	629	160,081
Twilio Inc Class A (a)	60	12,380
		434,346
Semiconductors & Semiconductor Equipment - 11.0%
Astera Labs Inc (a)	240	115,925
Credo Technology Group Holding Ltd (a)	324	88,112
Lattice Semiconductor Corp (a)	308	47,111
MACOM Technology Solutions Holdings Inc (a)	238	90,528
Microchip Technology Inc	853	77,794
Monolithic Power Systems Inc	49	67,736
Semtech Corp (a)	447	72,347
Teradyne Inc	358	173,215
		732,768
Software - 5.8%
Autodesk Inc (a)	124	24,108
Datadog Inc Class A (a)	526	136,949
Docusign Inc (a)	972	43,176
Dropbox Inc Class A (a)	142	3,901
Elastic NV (a)	729	41,568
Fair Isaac Corp (a)	12	14,337
Gitlab Inc Class A (a)	154	4,702
HubSpot Inc (a)	251	45,810
Manhattan Associates Inc (a)	55	7,659
nCino Inc (a)	269	4,398
Pegasystems Inc	258	7,732
Terawulf Inc (a)	906	22,378
Unity Software Inc (a)	1,108	31,667
		388,385
Technology Hardware, Storage & Peripherals - 1.2%
Everpure Inc Class A (a)	445	35,061
NetApp Inc	313	48,440
		83,501
TOTAL INFORMATION TECHNOLOGY		1,953,657
Materials - 0.1%
Chemicals - 0.1%
Solstice Advanced Materials Inc	172	15,239
Real Estate - 2.0%
Retail REITs - 1.0%
Simon Property Group Inc	297	66,424
Specialized REITs - 1.0%
Lamar Advertising Co Class A	411	64,108
TOTAL REAL ESTATE		130,532
Utilities - 2.6%
Electric Utilities - 0.4%
NRG Energy Inc	178	25,999
Independent Power and Renewable Electricity Producers - 2.2%
Vistra Corp	938	148,795
TOTAL UTILITIES		174,794
TOTAL UNITED STATES		6,587,820
TOTAL COMMON STOCKS (Cost $6,164,287)		6,650,262

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $6,164,287)	6,650,262
NET OTHER ASSETS (LIABILITIES) - 0.5%	35,000
NET ASSETS - 100.0%	6,685,262

Legend

(a)	Non-income producing.
(b)	Level 3 security.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	170,164	170,164	283	-	-	-	-	0.0%
Total	-	170,164	170,164	283	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	322,645	322,645	-	-
Consumer Discretionary	906,444	906,444	-	-
Consumer Staples	157,243	157,243	-	-
Energy	241,306	241,306	-	-
Financials	453,350	453,350	-	-
Health Care	786,867	786,867	-	-
Industrials	1,468,748	1,468,748	-	-
Information Technology	1,958,716	1,958,716	-	-
Materials	49,617	49,617	-	-
Real Estate	130,532	130,532	-	-
Utilities	174,794	174,794	-	-

Total Investments in Securities:	6,650,262	6,650,262	-	-
Fidelity® Enhanced Mid Cap Growth ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,164,287)		$6,650,262
Cash		34,936
Dividends receivable		1,299
Distributions receivable from Fidelity Central Funds		10
Total assets		6,686,507
Liabilities
Accrued management fee	$1,245
Total liabilities		1,245
Net Assets		$6,685,262
Net Assets consist of:
Paid in capital		$6,169,441
Total accumulated earnings (loss)		515,821
Net Assets		$6,685,262
Net Asset Value, offering price and redemption price per share ($6,685,262 ÷ 250,000 shares)		$26.74
Statement of Operations
For the period April 28, 2026 (commencement of operations) through June 30, 2026
Investment Income
Dividends		$8,493
Income from Fidelity Central Funds		283
Total income		8,776
Expenses
Management fee	$2,442
Independent trustees' fees and expenses	2
Total expenses		2,444
Net Investment income (loss)		6,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29,764
Total net realized gain (loss)		29,764
Change in net unrealized appreciation (depreciation) on investment securities		485,975
Net gain (loss)		515,739
Net increase (decrease) in net assets resulting from operations		$522,071
Statement of Changes in Net Assets

For the period April 28, 2026 (commencement of operations) through June 30, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,332
Net realized gain (loss)	29,764
Change in net unrealized appreciation (depreciation)	485,975
Net increase (decrease) in net assets resulting from operations	522,071
Distributions to shareholders	(6,250)

Share transactions
Proceeds from sales of shares	6,169,441

Net increase (decrease) in net assets resulting from share transactions	6,169,441
Total increase (decrease) in net assets	6,685,262

Net Assets
Beginning of period	-
End of period	$6,685,262

Other Information
Shares
Sold	250,000
Net increase (decrease)	250,000

Financial Highlights
Fidelity® Enhanced Mid Cap Growth ETF

Years ended June 30,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$24.63
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	2.11
Total from investment operations	2.14
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$26.74
Total Return D,E	8.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.23% H
Expenses net of fee waivers, if any	.23 % H
Expenses net of all reductions, if any	.23% H
Net investment income (loss)	.60% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,685
Portfolio turnover rate I	53 % H,J

AFor the period April 28, 2026 (commencement of operations) through June 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Mid Cap Value ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc	464	37,533
BELGIUM - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Liberty Global Ltd Class A (a)	1,853	21,069
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (a)	92	6,404
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.6%
Popular Inc	200	32,836
UNITED KINGDOM - 0.7%
Energy - 0.7%
Energy Equipment & Services - 0.7%
TechnipFMC PLC	565	37,460
UNITED STATES - 96.5%
Communication Services - 3.0%
Entertainment - 1.7%
Electronic Arts Inc	244	50,030
Roku Inc Class A (a)	43	5,940
Warner Bros Discovery Inc (a)	1,271	33,885
		89,855
Interactive Media & Services - 0.5%
Pinterest Inc Class A (a)	1,396	29,357
Media - 0.8%
News Corp Class A	37	918
Versant Media Group Inc Class A	1,106	39,827
		40,745
TOTAL COMMUNICATION SERVICES		159,957
Consumer Discretionary - 8.9%
Automobile Components - 0.1%
Lear Corp	61	8,177
Automobiles - 1.0%
Ford Motor Co	3,633	50,499
Broadline Retail - 1.3%
eBay Inc	434	48,500
Etsy Inc (a)	282	21,243
		69,743
Diversified Consumer Services - 0.5%
ADT Inc	4,121	26,786
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment Inc (a)	1,087	32,806
Flutter Entertainment PLC (a)	48	4,904
		37,710
Household Durables - 2.1%
DR Horton Inc	158	25,735
PulteGroup Inc	311	42,673
Toll Brothers Inc	231	38,057
TopBuild Corp (a)	15	5,318
		111,783
Leisure Products - 0.6%
Hasbro Inc	359	29,650
Specialty Retail - 2.1%
Five Below Inc (a)	143	25,710
Gap Inc/The	1,108	20,697
Ross Stores Inc	241	51,298
Ulta Beauty Inc (a)	35	15,784
		113,489
Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp Class A	30	12,042
Tapestry Inc	93	13,613
		25,655
TOTAL CONSUMER DISCRETIONARY		473,492
Consumer Staples - 4.9%
Beverages - 0.6%
Keurig Dr Pepper Inc	32	1,047
Molson Coors Beverage Co Class B	773	30,116
		31,163
Consumer Staples Distribution & Retail - 1.9%
Casey's General Stores Inc	40	31,792
Dollar General Corp	44	5,064
Dollar Tree Inc (a)	72	8,708
Maplebear Inc (a)	716	33,903
Sysco Corp	120	10,030
US Foods Holding Corp (a)	105	10,736
		100,233
Food Products - 1.7%
Archer-Daniels-Midland Co	194	14,822
Conagra Brands Inc	320	4,307
Darling Ingredients Inc (a)	421	22,995
General Mills Inc	596	20,741
Kraft Heinz Co/The	655	15,471
Post Holdings Inc (a)	83	7,326
Smithfield Foods Inc	232	5,628
		91,290
Household Products - 0.5%
Church & Dwight Co Inc	271	26,254
Personal Care Products - 0.2%
Kenvue Inc	644	12,307
TOTAL CONSUMER STAPLES		261,247
Energy - 6.9%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	89	4,939
Halliburton Co	1,020	34,629
		39,568
Oil, Gas & Consumable Fuels - 6.2%
Antero Midstream Corp	1,048	23,842
Chord Energy Corp	96	10,973
Devon Energy Corp	763	31,527
Expand Energy Corp	76	6,930
HF Sinclair Corp	50	3,483
Kinder Morgan Inc	1,720	54,988
Marathon Petroleum Corp	250	63,918
Occidental Petroleum Corp	776	37,690
Permian Resources Holdings Inc/DE Class A	360	6,628
Phillips 66	198	33,472
Valero Energy Corp	207	53,911
		327,362
TOTAL ENERGY		366,930
Financials - 14.5%
Banks - 3.1%
Central BanCo Inc	346	10,511
Citizens Financial Group Inc	596	41,762
Commerce Bancshares Inc/MO	303	17,498
Huntington Bancshares Inc/OH	2,401	42,571
TFS Financial Corp	719	12,741
Webster Financial Corp	84	6,419
Zions Bancorp NA	476	32,934
		164,436
Capital Markets - 5.4%
Ameriprise Financial Inc	56	25,691
Bank of New York Mellon Corp/The	364	52,638
Cboe Global Markets Inc	108	26,208
MSCI Inc	60	33,602
Northern Trust Corp	240	41,722
State Street Corp	300	50,880
Tradeweb Markets Inc Class A	272	27,108
Virtu Financial Inc Class A	344	20,492
		278,341
Consumer Finance - 0.6%
Ally Financial Inc	680	31,246
Financial Services - 1.7%
Block Inc Class A (a)	512	38,912
Fidelity National Information Services Inc	796	30,948
Fiserv Inc (a)	454	22,269
		92,129
Insurance - 3.7%
Allstate Corp/The	106	25,222
American Financial Group Inc/OH	111	15,533
Assurant Inc	62	16,649
Globe Life Inc	118	21,084
Hartford Insurance Group Inc/The	320	42,406
Loews Corp	308	34,869
W R Berkley Corp	116	8,181
Willis Towers Watson PLC	132	34,501
		198,445
TOTAL FINANCIALS		764,597
Health Care - 8.3%
Biotechnology - 2.5%
Biogen Inc (a)	84	18,149
BioMarin Pharmaceutical Inc (a)	576	32,959
Exelixis Inc (a)	80	4,353
Incyte Corp (a)	310	35,142
Moderna Inc (a)	52	3,642
Neurocrine Biosciences Inc (a)	156	26,291
Revolution Medicines Inc (a)	45	8,428
Roivant Sciences Ltd (a)	31	1,096
		130,060
Health Care Equipment & Supplies - 1.3%
Becton Dickinson & Co	63	9,534
Cooper Cos Inc/The (a)	480	34,421
GE HealthCare Technologies Inc	410	26,244
		70,199
Health Care Providers & Services - 1.8%
Cardinal Health Inc	184	43,712
Centene Corp (a)	259	16,625
Tenet Healthcare Corp (a)	180	33,674
		94,011
Life Sciences Tools & Services - 1.9%
Illumina Inc (a)	246	43,254
IQVIA Holdings Inc (a)	231	44,635
QIAGEN NV	14	547
Sotera Health Co (a)	695	12,336
		100,772
Pharmaceuticals - 0.8%
Elanco Animal Health Inc (a)	426	10,484
Jazz Pharmaceuticals PLC (a)	136	32,772
Organon & Co	163	2,206
		45,462
TOTAL HEALTH CARE		440,504
Industrials - 18.3%
Aerospace & Defense - 2.5%
Carpenter Technology Corp	48	29,608
L3Harris Technologies Inc	173	50,273
Leonardo DRS Inc	112	4,779
StandardAero Inc (a)	1,120	33,499
Woodward Inc	23	9,785
		127,944
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	36	6,780
Building Products - 0.6%
Allegion plc	212	29,784
Carlisle Cos Inc	12	4,353
		34,137
Commercial Services & Supplies - 0.6%
Veralto Corp	352	31,215
Construction & Engineering - 1.6%
AECOM	288	20,102
API Group Corp (a)	684	28,967
Valmont Industries Inc	60	34,657
		83,726
Electrical Equipment - 2.3%
AMETEK Inc	222	53,711
nVent Electric PLC	238	40,367
Sensata Technologies Holding PLC	606	28,930
		123,008
Ground Transportation - 1.9%
Landstar System Inc	52	10,754
Lyft Inc Class A (a)	1,912	27,934
Ryder System Inc	112	29,542
XPO Inc (a)	156	32,026
		100,256
Machinery - 5.1%
CNH Industrial NV Class A	2,172	24,392
Crane Co	160	35,691
Cummins Inc	45	32,094
Flowserve Corp	156	11,569
Gates Industrial Corp PLC (a)	1,100	30,767
IDEX Corp	73	16,567
RBC Bearings Inc (a)	57	36,711
Toro Co/The	312	30,395
Westinghouse Air Brake Technologies Corp	176	47,451
		265,637
Marine Transportation - 0.2%
Kirby Corp (a)	64	8,702
Passenger Airlines - 1.0%
United Airlines Holdings Inc (a)	392	53,308
Professional Services - 0.8%
Genpact Ltd	214	5,885
KBR Inc	594	20,511
Paylocity Holding Corp (a)	174	18,188
		44,584
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies Inc	40	13,526
Ferguson Enterprises Inc	92	21,834
SiteOne Landscape Supply Inc (a)	116	13,272
United Rentals Inc	4	4,532
Wesco International Inc	98	33,852
		87,016
TOTAL INDUSTRIALS		966,313
Information Technology - 11.9%
Communications Equipment - 2.3%
Ciena Corp (a)	109	53,471
F5 Inc (a)	97	40,348
Lumentum Holdings Inc (a)	30	25,742
		119,561
Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics Inc (a)	4	854
Coherent Corp (a)	23	9,073
Keysight Technologies Inc (a)	159	55,661
Littelfuse Inc	68	30,962
TD SYNNEX Corp	103	27,536
Zebra Technologies Corp Class A (a)	130	34,224
		158,310
IT Services - 1.4%
MongoDB Inc Class A (a)	112	37,621
Twilio Inc Class A (a)	96	19,808
VeriSign Inc	62	15,596
		73,025
Semiconductors & Semiconductor Equipment - 2.6%
Cirrus Logic Inc (a)	180	26,735
Lattice Semiconductor Corp (a)	55	8,413
MACOM Technology Solutions Holdings Inc (a)	60	22,822
Qnity Electronics Inc	268	43,768
Qorvo Inc (a)	301	28,074
Skyworks Solutions Inc	151	10,238
		140,050
Software - 1.4%
BILL Holdings Inc (a)	588	21,262
Docusign Inc (a)	541	24,031
Dropbox Inc Class A (a)	176	4,835
UiPath Inc Class A (a)	800	8,696
Unity Software Inc (a)	588	16,805
		75,629
Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co	947	42,719
NetApp Inc	110	17,023
		59,742
TOTAL INFORMATION TECHNOLOGY		626,317
Materials - 5.5%
Chemicals - 2.9%
Albemarle Corp	18	2,430
CF Industries Holdings Inc	172	18,621
Corteva Inc	636	53,863
Dow Inc	552	15,103
DuPont de Nemours Inc	247	33,503
International Flavors & Fragrances Inc	384	30,420
		153,940
Containers & Packaging - 0.7%
AptarGroup Inc	232	29,047
Avery Dennison Corp	44	7,143
		36,190
Metals & Mining - 1.9%
Alcoa Corp	152	7,925
Nucor Corp	218	48,560
Reliance Inc	95	35,492
Royal Gold Inc	44	8,783
		100,760
TOTAL MATERIALS		290,890
Real Estate - 9.0%
Health Care REITs - 1.2%
Medical Properties Trust Inc	4,876	22,527
Omega Healthcare Investors Inc	184	8,773
Ventas Inc	344	30,547
		61,847
Industrial REITs - 0.0%
First Industrial Realty Trust Inc	27	1,655
STAG Industrial Inc Class A	77	2,931
		4,586
Real Estate Management & Development - 0.4%
Zillow Group Inc Class C (a)	637	20,078
Residential REITs - 1.4%
American Homes 4 Rent Class A	1,286	43,107
AvalonBay Communities Inc	43	8,114
UDR Inc	544	21,716
		72,937
Retail REITs - 1.8%
Federal Realty Investment Trust	264	32,588
Realty Income Corp	5	310
Regency Centers Corp	427	34,049
Simon Property Group Inc	137	30,640
		97,587
Specialized REITs - 4.2%
Digital Realty Trust Inc	288	51,719
EPR Properties	293	16,997
Gaming and Leisure Properties Inc	544	24,224
Lamar Advertising Co Class A	97	15,130
Millrose Properties Inc Class A	1,285	38,614
National Storage Affiliates Trust	44	1,957
Rayonier Inc	917	19,514
VICI Properties Inc	1,960	52,039
		220,194
TOTAL REAL ESTATE		477,229
Utilities - 5.3%
Electric Utilities - 3.3%
Edison International	92	6,849
Entergy Corp	64	7,351
Evergy Inc	60	5,186
Eversource Energy	424	30,642
Exelon Corp	319	14,872
OGE Energy Corp	260	12,652
PG&E Corp	2,552	42,925
PPL Corp	1,392	50,600
		171,077
Gas Utilities - 0.7%
Atmos Energy Corp	230	39,622
Multi-Utilities - 1.1%
CenterPoint Energy Inc	556	24,486
Consolidated Edison Inc	324	35,844
		60,330
Water Utilities - 0.2%
American Water Works Co Inc	23	3,026
Essential Utilities Inc	161	6,168
		9,194
TOTAL UTILITIES		280,223
TOTAL UNITED STATES		5,107,699
TOTAL COMMON STOCKS (Cost $5,067,586)		5,243,001

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $50,409)	3.69	50,398	50,409

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $5,117,995)	5,293,410
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,233
NET ASSETS - 100.0%	5,296,643

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	183,734	133,325	253	-	-	50,409	50,398	0.0%
Total	-	183,734	133,325	253	-	-	50,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	181,026	181,026	-	-
Consumer Discretionary	473,492	473,492	-	-
Consumer Staples	261,247	261,247	-	-
Energy	404,390	404,390	-	-
Financials	797,433	797,433	-	-
Health Care	440,504	440,504	-	-
Industrials	966,313	966,313	-	-
Information Technology	632,721	632,721	-	-
Materials	328,423	328,423	-	-
Real Estate	477,229	477,229	-	-
Utilities	280,223	280,223	-	-

Money Market Funds	50,409	50,409	-	-
Total Investments in Securities:	5,293,410	5,293,410	-	-
Fidelity® Enhanced Mid Cap Value ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,067,586)	$5,243,001
Fidelity Central Funds (cost $50,409)	50,409

Total Investment in Securities (cost $5,117,995)		$5,293,410
Dividends receivable		4,183
Distributions receivable from Fidelity Central Funds		48
Total assets		5,297,641
Liabilities
Accrued management fee	$998
Total liabilities		998
Net Assets		$5,296,643
Net Assets consist of:
Paid in capital		$4,959,317
Total accumulated earnings (loss)		337,326
Net Assets		$5,296,643
Net Asset Value, offering price and redemption price per share ($5,296,643 ÷ 200,000 shares)		$26.48
Statement of Operations
For the period April 28, 2026 (commencement of operations) through June 30, 2026
Investment Income
Dividends		$15,778
Income from Fidelity Central Funds		253
Total income		16,031
Expenses
Management fee	$2,107
Independent trustees' fees and expenses	1
Total expenses		2,108
Net Investment income (loss)		13,923
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	161,788
Total net realized gain (loss)		161,788
Change in net unrealized appreciation (depreciation) on investment securities		175,415
Net gain (loss)		337,203
Net increase (decrease) in net assets resulting from operations		$351,126
Statement of Changes in Net Assets

For the period April 28, 2026 (commencement of operations) through June 30, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,923
Net realized gain (loss)	161,788
Change in net unrealized appreciation (depreciation)	175,415
Net increase (decrease) in net assets resulting from operations	351,126
Distributions to shareholders	(13,800)

Share transactions
Proceeds from sales of shares	4,959,317

Net increase (decrease) in net assets resulting from share transactions	4,959,317
Total increase (decrease) in net assets	5,296,643

Net Assets
Beginning of period	-
End of period	$5,296,643

Other Information
Shares
Sold	200,000
Net increase (decrease)	200,000

Financial Highlights
Fidelity® Enhanced Mid Cap Value ETF

Years ended June 30,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$24.80
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	1.68
Total from investment operations	1.75
Distributions from net investment income	(.07)
Total distributions	(.07)
Net asset value, end of period	$26.48
Total Return D,E	7.08%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.23% H
Expenses net of fee waivers, if any	.23 % H
Expenses net of all reductions, if any	.23% H
Net investment income (loss)	1.52% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,297
Portfolio turnover rate I	30 % H,J

AFor the period April 28, 2026 (commencement of operations) through June 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Small Cap Core ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	386,702	3,867,020
BRAZIL - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
VTEX Class A (b)	149,465	597,860
CANADA - 0.8%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Teekay Tankers Ltd Class A	159,877	10,371,221
Health Care - 0.3%
Biotechnology - 0.3%
Aurinia Pharmaceuticals Inc (b)	321,869	5,462,117
Bright Minds Biosciences Inc (United States) (b)	7,054	495,191
Xenon Pharmaceuticals Inc (b)	142,578	8,606,008
TOTAL HEALTH CARE		14,563,316
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	361,502	8,672,433
Materials - 0.2%
Metals & Mining - 0.2%
Novagold Resources Inc (United States) (b)	179,171	1,069,651
Ssr Mining Inc (United States) (b)	346,516	9,799,472
TOTAL MATERIALS		10,869,123
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)(c)	396,368	721,390
TOTAL CANADA		45,197,483
DENMARK - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S rights (b)(d)	17,009	0
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	51,235	562,560
IRELAND - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	121,541	1,702,789
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Cimpress PLC (b)(c)	184,705	18,784,499
TOTAL IRELAND		20,487,288
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (b)(c)	714,218	2,949,720
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	156,424	10,833,926
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SFL Corp Ltd	478,497	4,880,669
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Bladex Inc Class E	63,285	3,890,129
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	340,996	2,656,359
Financials - 0.3%
Banks - 0.1%
First BanCorp/Puerto Rico	152,948	3,987,354
Ofg Bancorp	36,171	1,774,911
		5,762,265
Financial Services - 0.2%
EVERTEC Inc	303,255	8,424,424
TOTAL FINANCIALS		14,186,689
TOTAL PUERTO RICO		16,843,048
SINGAPORE - 0.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Grindr Inc Class A (b)(c)	524,476	7,536,720
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Kulicke & Soffa Industries Inc	336,158	44,964,495
TOTAL SINGAPORE		52,501,215
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC (c)	54,593	1,042,726
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	89,612	4,887,438
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	22,450	12,618,696
UNITED STATES - 95.0%
Communication Services - 3.3%
Diversified Telecommunication Services - 1.1%
Atn International Inc	91,251	2,417,239
Bandwidth Inc Class A (b)	337,240	21,347,292
Globalstar Inc (b)	37,820	3,074,388
Lumen Technologies Inc (b)	4,397,543	33,773,130
Shenandoah Telecommunications Co	48,371	729,435
		61,341,484
Entertainment - 0.8%
Cinemark Holdings Inc	269,628	8,555,296
Lionsgate Studios Corp (b)	382,545	5,856,764
Madison Square Garden Entertainment Corp Class A (b)	44,040	3,562,396
Marcus Corp/The	52,361	1,228,389
Playtika Holding Corp	223,746	832,335
Sphere Entertainment Co Class A (b)(c)	159,042	27,519,037
		47,554,217
Interactive Media & Services - 0.8%
Angi Inc Class A (b)	1,800	10,709
Bumble Inc Class A (b)	13,374	42,797
Cargurus Inc Class A (b)	491,963	16,771,019
Nextdoor Holdings Inc Class A (b)	1,371,344	3,112,951
Yelp Inc Class A (b)(c)	1,081,919	26,528,654
		46,466,130
Media - 0.6%
Cable One Inc (b)(c)	24,073	1,278,517
Clear Channel Outdoor Holdings Inc (b)	724,721	1,753,825
DoubleVerify Holdings Inc (b)	4,800	52,032
EchoStar Corp Class A (b)	51	5,176
Gray Media Inc (c)	183,565	728,753
John Wiley & Sons Inc Class A (c)	403,150	19,556,807
Scholastic Corp	5,023	231,058
USA TODAY Co Inc (b)(c)	1,649,694	14,104,884
		37,711,052
TOTAL COMMUNICATION SERVICES		193,072,883
Consumer Discretionary - 8.4%
Automobile Components - 0.7%
Adient PLC (b)	362,774	6,667,786
Cooper-Standard Holdings Inc (b)	209,941	5,678,904
Dauch Corp (b)	1,003,177	5,437,219
Gentherm Inc (b)	16,883	575,879
Goodyear Tire & Rubber Co/The (b)	276,670	1,826,022
Phinia Inc	253,102	20,848,013
Strattec Security Corp (b)	6,901	562,086
		41,595,909
Distributors - 0.1%
Gold.com Inc (c)	132,459	5,511,619
Diversified Consumer Services - 0.2%
Chegg Inc (b)	1,067,215	1,077,887
Coursera Inc (b)	740,431	4,176,031
Covista Inc (b)	4,490	559,723
Driven Brands Holdings Inc (b)	134,961	1,881,356
Frontdoor Inc (b)	13,954	1,082,691
KinderCare Learning Cos Inc (b)(c)	134,835	573,049
		9,350,737
Hotels, Restaurants & Leisure - 2.0%
Brightstar Lottery PLC	672,690	7,211,237
Global Business Travel Group I Class A (b)	878,107	8,245,425
Life Time Group Holdings Inc (b)	666,129	27,204,708
Lindblad Expeditions Holdings Inc (b)	25,851	730,032
Marriott Vacations Worldwide Corp	190,922	19,451,133
Monarch Casino & Resort Inc	114,025	15,006,830
Navan Inc Class A (b)(c)	623,064	14,249,474
Rush Street Interactive Inc Class A (b)	207,803	6,180,061
Shake Shack Inc Class A (b)	285,090	15,970,742
		114,249,642
Household Durables - 2.0%
Cavco Industries Inc (b)	27,056	16,622,665
Ethan Allen Interiors Inc	327,327	7,312,485
Flexsteel Industries Inc	26,852	1,999,937
Helen of Troy Ltd (b)	69,518	2,020,888
Installed Building Products Inc	133,948	30,786,609
Leggett & Platt Inc	86,405	1,011,803
M/I Homes Inc (b)	150,596	24,214,331
Sonos Inc (b)	1,863,293	25,210,354
Taylor Morrison Home Corp (b)	120,693	8,658,516
		117,837,588
Leisure Products - 0.9%
Callaway Golf Co (b)	1,516,982	28,504,092
Funko Inc Class A (b)(c)	230,600	1,355,927
Peloton Interactive Inc Class A (b)(c)	3,211,412	18,979,445
Sturm Ruger & Co Inc	91,610	3,467,439
		52,306,903
Specialty Retail - 2.4%
Abercrombie & Fitch Co Class A (b)	358,814	32,296,849
American Eagle Outfitters Inc	559,047	9,615,608
National Vision Holdings Inc (b)	245	4,657
Petco Health & Wellness Co Inc Class A (b)(c)	3,271,337	8,898,037
RealReal Inc/The (b)	972,727	11,468,451
Sally Beauty Holdings Inc (b)(c)	985,776	13,938,873
Shoe Station Group Inc	57,272	849,344
Sonic Automotive Inc Class A	27,894	2,365,132
Stitch Fix Inc Class A (b)	810,487	3,331,102
ThredUp Inc Class A (b)(c)	1,685,685	11,546,942
Upbound Group Inc	108	2,292
Urban Outfitters Inc (b)	370,361	26,243,780
Victoria's Secret & Co (b)	163,221	13,625,689
		134,186,756
Textiles, Apparel & Luxury Goods - 0.1%
Figs Inc Class A (b)	536,240	5,485,735
Wolverine World Wide Inc	153,194	2,532,297
		8,018,032
TOTAL CONSUMER DISCRETIONARY		483,057,186
Consumer Staples - 1.0%
Beverages - 0.0%
Boston Beer Co Inc/The Class A (b)	189	33,458
National Beverage Corp (b)	54,237	1,692,194
		1,725,652
Consumer Staples Distribution & Retail - 0.4%
Grocery Outlet Holding Corp (b)	15,987	159,550
Natural Grocers by Vitamin Cottage Inc (c)	30,914	958,952
United Natural Foods Inc (b)	469,254	21,430,831
		22,549,333
Food Products - 0.5%
Cal-Maine Foods Inc	19,625	1,580,990
Del Monte Corp	6,351	177,256
Dole PLC	119,958	1,645,824
Flowers Foods Inc	920,758	7,273,988
J & J Snack Foods Corp	23,835	1,750,681
Marzetti Company/The	36,306	4,144,693
Simply Good Foods Co/The (b)	160,042	2,125,358
Utz Brands Inc Class A	1,011,631	7,789,559
		26,488,349
Household Products - 0.0%
Central Garden & Pet Co Class A (b)	58,206	2,256,647
Personal Care Products - 0.1%
Coty Inc Class A (b)	296,507	640,455
Honest Co Inc/The (b)(c)	897,150	3,283,569
Olaplex Holdings Inc (b)	500,241	1,025,494
		4,949,518
TOTAL CONSUMER STAPLES		57,969,499
Energy - 4.9%
Energy Equipment & Services - 2.3%
Archrock Inc	566,926	23,079,557
Bristow Group Inc	96,227	3,976,100
Expro Group Holdings NV (b)	427,097	6,308,223
Forum Energy Technologies Inc (b)	113,653	5,708,790
Helix Energy Solutions Group Inc (b)	314,278	2,746,790
Helmerich & Payne Inc	274,477	8,986,377
Innovex International Inc (b)	35,777	887,270
Kodiak Gas Services Inc	544,989	40,945,024
Nabors Industries Ltd (b)	44,193	3,712,654
National Energy Services Reunited Corp (b)	189,287	5,665,360
Oceaneering International Inc (b)	293,950	11,910,854
Oil States International Inc (b)	430,611	3,449,194
ProPetro Holding Corp (b)	284,011	4,072,718
Ranger Energy Services Inc Class A	24,349	389,826
RPC Inc	163,770	954,779
Select Water Solutions Inc Class A	85,201	1,702,316
Transocean Ltd (b)(c)	2,025,192	9,903,189
Valaris Ltd (b)	53,811	3,906,679
		138,305,700
Oil, Gas & Consumable Fuels - 2.6%
California Resources Corp (c)	453,945	24,000,072
Calumet Inc (b)	36	1,296
Core Natural Resources Inc	6,691	535,414
Crescent Energy Co Class A	756,750	7,431,285
Delek US Holdings Inc	363,071	18,447,638
DHT Holdings Inc	363,647	6,011,085
Dorian LPG Ltd	250,133	8,699,626
Energy Fuels Inc/Canada (United States) (b)(c)	153,041	2,219,095
Excelerate Energy Inc Class A	429,812	16,328,558
Green Plains Inc (b)	503,488	7,743,645
Gulfport Energy Corp (b)	29,110	4,939,967
Murphy Oil Corp	258,670	8,422,295
Navigator Holdings Ltd	40,378	752,242
Nordic American Tankers Ltd	180,470	999,804
Northern Oil & Gas Inc	51	925
Peabody Energy Corp	4	91
PrimeEnergy Resources Corp (b)(c)	2,473	412,719
REX American Resources Corp (b)	11,146	503,242
Riley Exploration Permian Inc	133,207	4,390,503
SM Energy Co	284,206	7,417,777
Talos Energy Inc (b)	31,723	409,544
Uranium Energy Corp (b)(c)	480,980	5,127,247
Vitesse Energy Inc	55,463	874,652
World Kinect Corp (c)	675,756	22,259,403
		147,928,125
TOTAL ENERGY		286,233,825
Financials - 17.4%
Banks - 8.8%
1st Source Corp	13,817	1,127,191
Amalgamated Financial Corp	59,343	2,723,844
Ameris Bancorp	4,193	378,460
Associated Banc-Corp	292,515	9,000,687
Axos Financial Inc (b)	44	4,285
Banc of California Inc	944,332	19,292,703
BancFirst Corp (c)	7,424	825,029
Bancorp Inc/The (b)	16,991	1,064,316
Bank of Hawaii Corp (c)	96,769	7,885,706
Banner Corp	45,223	3,004,616
Byline Bancorp Inc	141,137	5,315,219
Capitol Federal Financial Inc	74,165	631,144
Carter Bankshares Inc (c)	139,615	4,748,306
Central Pacific Financial Corp	244,298	9,332,184
Colony Bankcorp Inc	48,311	970,568
Community Trust Bancorp Inc	46,345	3,353,524
Connectone Bancorp Inc	22,929	766,746
CVB Financial Corp	23,405	527,783
Eastern Bankshares Inc	1,475,215	32,808,782
Farmers National Banc Corp	187,450	2,736,770
FB Financial Corp	327,528	18,128,675
Financial Institutions Inc	64,898	2,529,075
First Busey Corp	278,580	8,218,110
First Commonwealth Financial Corp	610,873	12,419,048
First Financial Bancorp	87,328	2,954,306
First Financial Bankshares Inc	487,380	16,863,348
First Merchants Corp	372,387	16,269,588
First Mid Bancshares Inc	12,835	617,235
Fulton Financial Corp	105,404	2,549,723
Glacier Bancorp Inc (c)	680,055	35,077,238
Home BancShares Inc/AR	400,433	11,432,362
Hope Bancorp Inc	41,139	562,782
Huntington Bancshares Inc/OH	1,496,431	26,531,722
Lakeland Financial Corp	226,159	13,958,533
Live Oak Bancshares Inc	54,787	2,237,501
Midland States Bancorp Inc	33,213	1,034,253
National Bank Holdings Corp Class A	64,358	2,859,426
NB Bancorp Inc	379,380	8,016,299
Nbt Bancorp Inc	215,296	10,629,164
Nicolet Bankshares Inc	24	3,969
Northfield Bancorp Inc	305,288	4,496,892
Northwest Bancshares Inc	1,399,164	21,211,326
OceanFirst Financial Corp	528,716	10,325,823
Old National Bancorp/IN	175,082	4,534,624
Old Second Bancorp Inc	34,035	793,696
Origin Bancorp Inc	12,028	615,232
Park National Corp	5,290	968,017
Peapack-Gladstone Financial Corp	73,445	3,476,152
Peoples Bancorp Inc/OH	19,893	764,090
Provident Financial Services Inc	359,650	8,502,126
Renasant Corp	35,110	1,493,579
S&T Bancorp Inc	16,156	792,936
Seacoast Banking Corp of Florida	32,410	1,077,633
Sierra Bancorp	75,737	3,087,040
Simmons First National Corp Class A	973,523	22,050,296
Stellar Bancorp Inc	52,914	2,080,578
Texas Capital Bancshares Inc	239,577	24,738,721
Towne Bank/Portsmouth VA	188,523	6,832,074
Trustmark Corp	29,860	1,373,859
United Bankshares Inc/WV	166,461	7,628,908
United Community Bank/SC	548,388	19,242,935
Univest Financial Corp	32,264	1,411,550
Valley National Bancorp	213,494	3,127,687
Washington Trust Bancorp Inc	25,592	933,596
WesBanco Inc (c)	895,211	34,940,085
Westamerica BanCorp	32	1,877
WSFS Financial Corp	273,368	20,975,527
		506,867,079
Capital Markets - 2.5%
Acadian Asset Management Inc	184,136	13,169,407
BGC Group Inc Class A	2,022,482	21,620,333
Cohen & Steers Inc	159,174	12,119,508
DigitalBridge Group Inc Class A (c)	352,010	5,554,718
Donnelley Financial Solutions Inc (b)	49,155	2,062,052
Federated Hermes Inc Class B	341,475	18,856,250
Miami International Holdings Inc	25,380	943,120
Oppenheimer Holdings Inc Class A	18,306	1,932,015
StepStone Group Inc Class A	113,315	4,686,708
StoneX Group Inc (b)	294,170	34,859,145
Virtus Invt Partners Inc	31,893	4,576,646
WisdomTree Inc (c)	1,364,588	23,116,121
		143,496,023
Consumer Finance - 2.3%
Bread Financial Holdings Inc	1,846	200,014
Dave Inc Class A (b)(c)	18,484	6,886,954
Encore Capital Group Inc (b)	289,604	27,017,158
Enova International Inc (b)	106,602	25,662,299
EZCORP Inc Class A (b)	714,634	24,704,897
FirstCash Holdings Inc	8,741	1,890,853
Green Dot Corp Class A (b)	50,236	678,688
Lendingtree Inc (b)	188,963	8,369,171
NerdWallet Inc Class A (b)(c)	564,172	5,218,591
PROG Holdings Inc	146,372	6,822,399
Regional Management Corp	63,697	2,624,316
Upstart Holdings Inc (b)(c)	576,732	20,433,615
		130,508,955
Financial Services - 1.3%
Alerus Financial Corp	17,358	539,834
Essent Group Ltd	7,641	491,163
Flywire Corp (b)	771,887	13,562,055
International Money Express Inc (b)	31,810	459,655
NCR Atleos Corp (b)	154,814	6,720,476
NMI Holdings Inc (b)	504,232	20,718,893
Paymentus Holdings Inc Class A (b)	2,167	52,354
Payoneer Global Inc (b)	3,860,630	27,487,686
Radian Group Inc	24,785	933,651
Remitly Global Inc (b)	26,213	587,433
Repay Holdings Corp Class A (b)(c)	404,676	1,699,639
Waterstone Financial Inc	72,736	1,507,817
		74,760,656
Insurance - 2.1%
Amerisafe Inc	16,185	547,539
CNO Financial Group Inc	203,137	10,355,924
Genworth Financial Inc Class A (b)	244,438	2,314,828
HCI Group Inc	139,503	24,447,901
Heritage Insurance Holdings Inc (b)	122,999	3,207,814
Horace Mann Educators Corp (c)	244,678	12,637,619
Kemper Corp	12,707	342,581
Lemonade Inc (b)	117	7,610
Oscar Health Inc Class A (b)	667,036	19,023,867
Safety Insurance Group Inc	7,891	590,720
Selective Insurance Group Inc	121,061	11,744,128
Selectquote Inc (b)	740,051	622,457
Skyward Specialty Insurance Group Inc (b)	400,907	23,392,923
Slide Insurance Holdings Inc (b)	30,866	597,874
Stewart Information Services Corp	10,790	712,356
Trupanion Inc (b)	325,460	8,061,644
Universal Insurance Holdings Inc	61,246	2,533,135
		121,140,920
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Adamas Trust Inc	174,762	1,639,268
Apollo Commercial Real Estate Finance Inc	175,964	1,879,296
Arbor Realty Trust Inc	428,712	2,323,619
Brightspire Capital Inc Class A	207,096	1,128,673
Dynex Capital Inc	248,517	3,258,058
Ellington Financial Inc (c)	187,538	2,552,392
Kkr Real Estate Finance Trust Inc (c)	149,181	1,020,398
Ladder Capital Corp Class A	20	198
MFA Financial Inc	144,237	1,397,657
Orchid Island Capital Inc (c)	471,372	3,285,463
Pennymac Mortgage Investment Trust (c)	53,038	598,268
Redwood Trust Inc	428,888	2,032,929
TPG RE Finance Trust Inc	795,471	6,658,092
		27,774,311
TOTAL FINANCIALS		1,004,547,944
Health Care - 17.6%
Biotechnology - 8.0%
4D Molecular Therapeutics Inc (b)	50,196	667,607
Abeona Therapeutics Inc (b)(c)	133,069	822,366
ACADIA Pharmaceuticals Inc (b)	185,914	4,703,624
ADMA Biologics Inc (b)	333,822	2,794,090
Agios Pharmaceuticals Inc (b)	31,448	1,167,035
Akebia Therapeutics Inc (b)	1,638,117	1,867,453
Alkermes PLC (b)	204,137	10,695,758
Allogene Therapeutics Inc (b)	1,438,234	2,991,527
Altimmune Inc (b)(c)	638,025	1,939,596
AnaptysBio Inc (b)	9,970	672,975
Annexon Inc (b)	709,636	4,052,022
Arbutus Biopharma Corp (b)(c)	237,117	1,138,162
Arcus Biosciences Inc (b)	304,922	9,400,745
Arcutis Biotherapeutics Inc (b)	258,057	6,766,255
Ardelyx Inc (b)	45,819	233,677
Arrowhead Pharmaceuticals Inc (b)	246,832	20,119,276
Atreca Inc Class A rights (b)(d)	1,051	0
Atrium Therapeutics Inc	11,112	149,456
Aura Biosciences Inc (b)	196,067	1,392,076
Beam Therapeutics Inc (b)	49,205	1,688,716
Bicara Therapeutics Inc (b)	145,399	4,316,896
BioCryst Pharmaceuticals Inc (b)	693,212	6,932,120
Biohaven Ltd (b)	279,442	4,158,097
Black Diamond Therapeutics Inc (b)(c)	521,043	963,930
Blueprint Medicines Corp rights (b)(d)(e)	33,006	0
Bridgebio Pharma Inc (b)	208,816	15,552,616
C4 Therapeutics Inc (b)(c)	780,673	3,645,743
Capricor Therapeutics Inc (b)	16,452	396,164
CareDx Inc (b)	216,571	6,172,274
Carisma Therapeutics Inc rights (b)(d)	304,482	3
Cartesian Therapeutics Inc rights (b)(d)	85,524	24,802
Catalyst Pharmaceuticals Inc (b)	297,009	9,334,993
Celcuity Inc (b)(c)	59,364	6,210,662
Celldex Therapeutics Inc (b)	28,403	1,056,876
CG oncology Inc (b)	53,679	3,813,893
Cogent Biosciences Inc (b)	291,782	11,291,963
Compass Therapeutics Inc (b)(c)	1,122,143	2,457,493
Concentra Biosciences LLC rights (b)(d)	109,958	1
Cullinan Therapeutics Inc (b)	211,090	3,843,949
Cytokinetics Inc (b)	222,902	18,989,021
Denali Therapeutics Inc (b)	93,787	2,412,202
Design Therapeutics Inc (b)	204,949	2,965,612
Dianthus Therapeutics Inc (b)	29,464	2,872,151
Dyne Therapeutics Inc (b)	73,565	1,633,879
Emergent BioSolutions Inc (b)(c)	188,330	1,578,205
Erasca Inc (b)	294,945	5,403,392
Gilead Sciences Inc rights (b)(d)	58,580	1
GRAIL Inc (b)(c)	92,686	6,327,673
Ideaya Biosciences Inc (b)	66,750	2,487,773
Immunovant Inc (b)	46,166	1,778,776
Inhibrx Biosciences Inc (b)	10	948
Insmed Inc (b)	17,008	1,813,393
Intellia Therapeutics Inc (b)(c)	344,292	5,825,421
Iovance Biotherapeutics Inc (b)(c)	1,210,934	5,037,485
Ironwood Pharmaceuticals Inc Class A (b)	740,102	3,115,829
Jounce Therapeutics Inc rights (b)(d)	118,367	1
Kodiak Sciences Inc (b)(c)	159,905	6,229,899
Krystal Biotech Inc (b)	5,933	2,205,118
Kura Oncology Inc (b)	263,839	2,894,314
Kymera Therapeutics Inc (b)	50,241	5,761,135
Kyverna Therapeutics Inc (b)	87,942	783,563
Larimar Therapeutics Inc (b)	814,618	2,484,585
Lexeo Therapeutics Inc (b)	77,459	360,572
Madrigal Pharmaceuticals Inc (b)	32,841	17,633,975
MannKind Corp (b)	4,364	18,591
Mineralys Therapeutics Inc (b)	44,038	1,188,145
Mirum Pharmaceuticals Inc (b)	94,246	11,033,379
Myriad Genetics Inc (b)	668,525	3,817,278
Neurogene Inc (b)(c)	90,867	2,857,767
Novavax Inc (b)(c)	533,357	5,024,223
Nurix Therapeutics Inc (b)	145,491	3,529,612
Nuvalent Inc Class A (b)	53,712	6,633,432
Olema Pharmaceuticals Inc (b)	371,187	4,643,549
Oncternal Therapeutics Inc rights (b)(c)(d)	1,148	0
Organogenesis Holdings Inc Class A (b)	143,495	348,693
ORIC Pharmaceuticals Inc (b)	299,096	3,239,210
Oruka Therapeutics Inc (b)	42,994	4,091,739
Praxis Precision Medicines Inc (b)	48,800	16,337,752
Precigen Inc (b)	333	1,898
Protagonist Therapeutics Inc (b)	51,156	6,270,702
PTC Therapeutics Inc (b)	154,723	12,620,755
Puma Biotechnology Inc (b)	177,567	1,440,068
Q32 Bio Inc rights (b)(d)	40,603	0
REGENXBIO Inc (b)(c)	322,770	3,866,785
Relay Therapeutics Inc (b)	434,295	8,125,659
Rezolute Inc (b)	155,117	806,608
Rhythm Pharmaceuticals Inc (b)	106,949	11,874,547
Rigel Pharmaceuticals Inc (b)(c)	91,888	3,594,659
Rocket Pharmaceuticals Inc (b)	459,902	1,572,865
Sarepta Therapeutics Inc (b)	56,137	1,008,782
Savara Inc (b)	103,925	640,178
Scholar Rock Holding Corp (b)	29,652	1,630,860
Solid Biosciences Inc (b)(c)	427,881	4,274,531
Surface Oncology Inc rights (b)(d)	60,289	1
Tango Therapeutics Inc (b)	85,075	2,659,445
Taysha Gene Therapies Inc (b)	810,815	5,521,650
TG Therapeutics Inc (b)(c)	146,259	8,035,469
Tonix Pharmaceuticals Holding Corp (b)	78,342	999,644
Travere Therapeutics Inc (b)	147,145	8,359,307
Twist Bioscience Corp (b)	147,252	15,149,286
Tyra Biosciences Inc (b)	75,538	2,412,684
Ultragenyx Pharmaceutical Inc (b)	176,799	5,903,319
Upstream Bio Inc (b)	61,682	426,839
UroGen Pharma Ltd (b)	175,588	6,461,638
Vanda Pharmaceuticals Inc (b)	62,382	381,778
Vaxcyte Inc (b)	131,640	7,652,233
Vera Therapeutics Inc Class A (b)	135,403	5,810,143
Veracyte Inc (b)	70,160	4,120,497
Verastem Inc (b)(c)	575,899	2,199,934
Vericel Corp (b)	51,440	2,288,566
Vir Biotechnology Inc (b)	413,818	4,216,805
Voyager Therapeutics Inc (b)	138,411	484,439
Xencor Inc (b)	106,183	1,709,546
Zenas Biopharma Inc (b)	45,975	1,166,846
Zentalis Pharmaceuticals Inc (b)(c)	264,189	1,281,317
Zymeworks Inc (b)	78,711	2,057,506
		463,820,973
Health Care Equipment & Supplies - 1.8%
Accuray Inc Del (b)	1,188,711	306,450
Alphatec Holdings Inc (b)(c)	771,112	6,670,119
AngioDynamics Inc (b)	97,802	1,272,404
AtriCure Inc (b)	461,390	12,909,692
Avanos Medical Inc (b)	58,579	1,457,446
Axogen Inc (b)	265,129	12,246,309
Bioventus Inc (b)(c)	432,976	4,087,293
Butterfly Network Inc Class A (b)(c)	1,562,912	13,159,719
Cerus Corp (b)	1,208,271	3,528,151
CONMED Corp	16,129	527,902
DENTSPLY SIRONA Inc	553,580	5,873,484
Embecta Corp	55,015	179,349
Enovis Corp (b)	36,540	756,378
Glaukos Corp (b)	34,826	4,867,282
ICU Medical Inc (b)	24	3,518
Inspire Medical Systems Inc (b)	107,366	4,789,597
iRadimed Corp	5,206	497,485
iRhythm Technologies Inc (b)	5,271	626,985
Merit Medical Systems Inc (b)	14,145	980,814
Omnicell Inc (b)	338,251	14,044,182
Orthofix Medical Inc (b)	106,491	973,328
Tactile Systems Technology Inc (b)	121,214	3,609,753
Tandem Diabetes Care Inc (b)	360,810	5,444,623
Varex Imaging Corp (b)	432,850	4,514,626
		103,326,889
Health Care Providers & Services - 3.4%
Addus HomeCare Corp (b)	5,755	578,205
Alignment Healthcare Inc (b)	261,005	6,214,529
Aveanna Healthcare Holdings Inc (b)	1,259,001	10,789,639
BrightSpring Health Services Inc (b)	367,411	25,623,243
Castle Biosciences Inc (b)	45,900	1,094,715
Cross Country Healthcare Inc (b)	137,505	1,816,441
Ensign Group Inc/The	8,561	1,372,328
Guardant Health Inc (b)	419,091	62,876,223
HealthEquity Inc (b)	416,088	37,581,068
Hims & Hers Health Inc Class A (b)	138	4,784
NeoGenomics Inc (b)	66,242	966,471
Omada Health Inc (b)(c)	126,739	2,781,921
Oncology Institute Inc/The (b)	53,447	290,217
Option Care Health Inc (b)	1,582,208	33,178,902
Pennant Group Inc/The (b)	15,929	588,577
Privia Health Group Inc (b)	368,511	9,481,788
Talkspace Inc Class A (b)	312,596	1,625,499
		196,864,550
Health Care Technology - 0.3%
Health Catalyst Inc (b)(c)	391,022	778,134
HealthStream Inc (c)	138,170	3,765,133
HeartFlow Inc (b)	26,213	769,089
Phreesia Inc (b)	416,545	4,286,248
Teladoc Health Inc (b)	722,440	6,126,291
TruBridge Inc (b)	21,239	556,674
		16,281,569
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (b)	200,898	7,702,429
Adaptive Biotechnologies Corp (b)	641,984	13,770,557
Codexis Inc (b)(c)	148,756	336,189
Cytek Biosciences Inc (b)	493,884	2,187,906
Mesa Laboratories Inc (c)	74,048	7,371,478
OmniAb Inc (b)	187,291	460,736
Quanterix Corp (b)	200,221	864,955
		32,694,250
Pharmaceuticals - 3.5%
Aclaris Therapeutics Inc (b)	240,831	1,273,996
Alumis Inc (b)	346,004	9,736,553
Amneal Intermediate Inc Class A (b)	684,817	11,854,182
Amphastar Pharmaceuticals Inc (b)	26,494	534,649
ANI Pharmaceuticals Inc (b)	29,049	2,404,676
Arvinas Inc (b)	322,526	2,680,191
Atea Pharmaceuticals Inc (b)	94,351	438,732
Avadel Pharmaceuticals PLC rights (b)(d)	58,295	0
Axsome Therapeutics Inc (b)	149,629	36,624,691
BioAge Labs Inc (b)	171,445	4,202,117
Collegium Pharmaceutical Inc (b)	71,831	2,600,282
Crinetics Pharmaceuticals Inc (b)	38,194	1,429,219
Definium Therapeutics Inc (b)	373,412	17,565,301
Edgewise Therapeutics Inc (b)	226,451	9,200,704
Enliven Therapeutics Inc (b)	69,543	3,529,307
Esperion Therapeutics Inc (b)	4,328,533	13,678,164
EyePoint Inc (b)	18,569	265,537
Fulcrum Therapeutics Inc (b)	60,179	220,255
Harmony Biosciences Holdings Inc (b)	457,483	16,656,956
Indivior Pharmaceuticals Inc	9	369
Innoviva Inc (b)	41,440	941,102
Ligand Pharmaceuticals Inc (b)	4	1,264
Liquidia Corp (b)	214,691	17,117,313
Maze Therapeutics Inc (b)	30,178	900,512
MBX Biosciences Inc (b)	121,515	6,707,628
Pacira BioSciences Inc (b)	153,129	3,884,883
Perrigo Co PLC	306,283	3,182,280
Pfizer Inc rights (b)(d)	34,468	185,783
Phibro Animal Health Corp Class A	91,369	2,868,987
Prestige Consumer Healthcare Inc (b)	180,148	8,515,596
Rapport Therapeutics Inc (b)	1,569	65,380
Supernus Pharmaceuticals Inc (b)	281,390	13,087,449
Tarsus Pharmaceuticals Inc (b)	42	2,643
Theravance Biopharma Inc (b)	105,010	1,785,170
Trevi Therapeutics Inc (b)	112,852	2,104,690
WaVe Life Sciences Ltd (b)	143,266	832,375
Xeris Biopharma Holdings Inc (b)	546,918	4,331,591
		201,410,527
TOTAL HEALTH CARE		1,014,398,758
Industrials - 16.3%
Aerospace & Defense - 1.9%
AAR Corp (b)	167,892	23,996,804
Archer Aviation Inc Class A (b)(c)	608,069	2,876,166
Carpenter Technology Corp	41,272	25,458,220
Ducommun Inc (b)	102,304	18,947,724
FTAI Aviation Ltd	6,135	1,659,702
Kratos Defense & Security Solutions Inc (b)	145,910	7,275,073
Park Aerospace Corp	178,994	6,830,411
Rocket Lab Corp (b)	123	12,502
Satellogic Inc Class A (b)	706,607	4,041,792
V2X Inc (b)	290,348	21,648,347
		112,746,741
Building Products - 1.6%
Apogee Enterprises Inc	286,796	13,118,049
Gibraltar Industries Inc (b)	44,802	2,020,570
Griffon Corp	359,966	35,107,485
Resideo Technologies Inc (b)	838,904	26,089,914
UFP Industries Inc	4,926	446,985
Zurn Elkay Water Solutions Corp	362,170	18,300,450
		95,083,453
Commercial Services & Supplies - 1.1%
ABM Industries Inc	273,416	12,095,924
ACV Auctions Inc Class A (b)	792,573	5,698,600
BrightView Holdings Inc (b)	57,013	807,874
Brink's Co/The	48,223	4,556,591
Enviri Corp	158,581	3,480,853
Healthcare Services Group Inc (b)	60,173	1,477,849
HNI Corp	39	1,576
Interface Inc (c)	246,260	8,825,958
OPENLANE Inc (b)	651,336	26,861,098
UniFirst Corp/MA	6,216	1,643,883
Vestis Corp (b)	156	2,265
		65,452,471
Construction & Engineering - 3.4%
Arcosa Inc	29,858	4,338,069
Argan Inc	15,798	12,615,493
Comfort Systems USA Inc	14,117	27,979,188
Dycom Industries Inc (b)	60,109	30,390,509
EMCOR Group Inc	8,125	6,742,775
Fluor Corp (b)	539,866	28,283,580
Granite Construction Inc	45,615	7,210,819
Limbach Holdings Inc (b)	72,899	5,613,223
MYR Group Inc (b)	30,335	15,179,634
Orion Group Holdings Inc (b)	77,191	1,298,353
Sterling Infrastructure Inc (b)	17,717	14,870,941
Tutor Perini Corp	423,528	35,140,118
		189,662,702
Electrical Equipment - 2.1%
Allient Inc	8,486	873,464
Atkore Inc	8,530	648,621
Bloom Energy Corp Class A (b)	35,823	10,843,622
EnerSys	189,253	44,251,137
Eos Energy Enterprises Inc (b)(c)	590,561	3,472,499
LSI Industries Inc	172,660	4,589,303
Nextpower Inc Class A (b)	41,623	4,958,964
NuScale Power Corp Class A (b)	15	150
Plug Power Inc (b)(c)	3,664,504	9,930,806
Preformed Line Products Co	19,136	7,856,476
Shoals Technologies Group Inc (b)	276	2,732
Sunrun Inc (b)	1,684,462	22,538,102
Vicor Corp (b)	26,731	10,151,899
		120,117,775
Ground Transportation - 0.5%
ArcBest Corp	61,409	8,814,648
Marten Transport Ltd	713,749	12,383,545
Werner Enterprises Inc	167,307	7,296,258
		28,494,451
Machinery - 3.2%
Astec Industries Inc	108,528	6,640,828
Atmus Filtration Technologies Inc	71,225	3,631,763
CECO Environmental Corp (b)	355,477	32,255,983
Chart Industries Inc (b)	26,803	5,600,219
Enerpac Tool Group Corp Class A	167,147	5,993,891
ESCO Technologies Inc	23,240	8,134,930
Federal Signal Corp	190,087	24,424,279
Franklin Electric Co Inc	127,261	13,641,107
Gorman-Rupp Co/The	5,601	513,836
Greenbrier Cos Inc/The	41,632	2,040,384
Hillman Solutions Corp (b)	1,659,666	14,007,581
Hurco Cos Inc (b)	16,382	375,066
Hyster-Yale Inc Class A (c)	97,929	3,433,391
Kennametal Inc	852,249	29,871,327
L B Foster Co Class A (b)	24,329	1,098,941
Proto Labs Inc (b)	128,529	10,476,399
SPX Technologies Inc (b)	35,860	8,791,796
Standex International Corp	18	6,437
Trinity Industries Inc	110,915	3,835,441
Worthington Enterprises Inc	175,042	9,410,258
		184,183,857
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	38,582	956,062
Passenger Airlines - 0.8%
Allegiant Travel Co (b)	67,891	7,983,982
Joby Aviation Inc Class A (b)(c)	1,213,970	10,828,612
SkyWest Inc (b)	287,856	28,592,736
		47,405,330
Professional Services - 0.6%
Barrett Business Services Inc	210,781	7,486,941
CRA International Inc	14,925	2,123,828
ExlService Holdings Inc (b)	404,737	10,466,499
ICF International Inc	51,204	3,730,723
Kelly Services Inc Class A	92,117	1,131,197
Planet Labs PBC Class A (b)	915	30,314
TriNet Group Inc	71,137	3,520,570
Upwork Inc (b)(c)	679,905	5,684,006
		34,174,078
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies Inc	40,241	13,607,494
Custom Truck One Source Inc Class A (b)	71,068	839,313
DNOW Inc (b)	201	2,607
DXP Enterprises Inc/TX (b)	142,098	23,977,617
Global Industrial Co	49,206	1,646,433
McGrath RentCorp	12,034	1,456,475
Rush Enterprises Inc Class A	224,058	16,352,873
Xometry Inc Class A (b)	86,808	8,378,708
		66,261,520
TOTAL INDUSTRIALS		944,538,440
Information Technology - 15.4%
Communications Equipment - 1.5%
ADTRAN Holdings Inc (b)	848,529	11,794,553
BK Technologies Corp (b)	14,608	1,255,996
Calix Inc (b)	130,293	4,862,535
Extreme Networks Inc (b)	1,161,761	37,606,204
Harmonic Inc (b)	303,098	4,949,590
NetScout Systems Inc (b)	259,371	11,295,607
Viavi Solutions Inc (b)	329,172	15,717,963
Vistance Networks Inc	320	4,089
		87,486,537
Electronic Equipment, Instruments & Components - 3.0%
Advanced Energy Industries Inc	4,527	1,687,982
Aeva Technologies Inc (b)(c)	78,961	2,267,760
Arlo Technologies Inc (b)	467,432	6,300,983
Bel Fuse Inc Class B	25,567	8,514,834
Belden Inc	11,157	1,337,836
Benchmark Electronics Inc (c)	337,525	33,303,592
CTS Corp	9,403	612,982
Daktronics Inc (b)(c)	255,690	5,001,296
Evolv Technologies Holdings Inc Class A (b)	661,398	3,836,108
Insight Enterprises Inc (b)	58,378	7,110,440
Kimball Electronics Inc (b)	31,462	805,427
nLight Inc (b)	135,509	9,434,137
OSI Systems Inc (b)	7,109	1,554,738
Ouster Inc Class A (b)(c)	80,552	5,036,111
PC Connection Inc	105,835	7,724,897
Plexus Corp (b)	137,802	41,432,928
Sanmina Corp (b)	108,790	27,532,573
ScanSource Inc (b)	142,823	7,439,650
TTM Technologies Inc (b)	303	56,667
		170,990,941
IT Services - 0.4%
Backblaze Inc Class A (b)	269,953	4,281,455
Crexendo Inc (b)	51,111	381,799
DigitalOcean Holdings Inc (b)	156	24,496
Everforth Inc (b)	28,973	517,748
Fastly Inc Class A (b)	928,972	17,055,926
Grid Dynamics Holdings Inc (b)	171,543	974,364
		23,235,788
Semiconductors & Semiconductor Equipment - 4.5%
ACM Research Inc Class A (b)	409,796	51,999,014
Alpha & Omega Semiconductor Ltd (b)	83,449	3,949,641
Ambarella Inc (b)	275,478	23,636,012
Ambiq Micro Inc	41,782	3,689,351
Axcelis Technologies Inc (b)	45,458	8,612,018
CEVA Inc (b)	47,748	2,251,796
Credo Technology Group Holding Ltd (b)	31,877	8,668,950
Diodes Inc (b)	209,987	22,980,977
FormFactor Inc (b)	1,643	262,765
Ichor Holdings Ltd (b)	36	4,042
MaxLinear Inc (b)	431,851	55,289,885
Navitas Semiconductor Corp Class A (b)(c)	582,027	10,429,924
PDF Solutions Inc (b)	209,653	14,841,336
Rambus Inc (b)	15,856	2,104,725
Rigetti Computing Inc Class A (b)(c)	372,374	7,194,266
Semtech Corp (b)	107,373	17,378,320
Silicon Laboratories Inc (b)	61,211	13,378,276
SiTime Corp (b)	12,374	9,225,559
SkyWater Technology Inc (b)	65,689	2,287,291
		258,184,148
Software - 5.6%
8x8 Inc (b)	1,241,248	2,122,534
ACI Worldwide Inc (b)	589,169	29,629,309
Airship AI Holdings Inc Class A (b)(c)	259,736	620,769
Alarm.com Holdings Inc (b)	320,153	14,957,548
Appian Corp Class A (b)	358,844	8,217,528
Arteris Inc (b)	222,278	10,800,488
Asana Inc Class A (b)(c)	1,134,918	7,944,426
Aurora Innovation Inc Class A (b)	4	27
Blackbaud Inc (b)	221,263	6,553,810
C3.ai Inc Class A (b)(c)	17,265	156,939
Cerence Inc (b)	56,173	635,878
Clear Secure Inc Class A	612,952	34,159,815
Commvault Systems Inc (b)	207,604	29,423,715
Domo Inc Class B (b)(c)	464,307	1,453,281
Five9 Inc (b)	223,741	4,770,158
Freshworks Inc Class A (b)	874,939	8,854,383
Hut 8 Corp (United States) (b)	133,271	15,385,471
Intapp Inc (b)	125,659	3,167,863
LivePerson Inc (b)(c)	78,135	148,457
LiveRamp Holdings Inc (b)	85,660	3,224,242
OneSpan Inc	339,771	4,875,714
Ooma Inc (b)	31,252	600,663
PagerDuty Inc (b)	858,989	8,289,244
Progress Software Corp (b)(c)	505,715	16,981,910
Q2 Holdings Inc (b)	197,186	9,484,647
Qualys Inc (b)	6	825
Rapid7 Inc (b)	126,224	1,022,414
Spartacus Acquisition Corp Class A (b)	31,776	566,566
Sprinklr Inc Class A (b)	880,281	4,542,250
Sprout Social Inc Class A (b)	863,471	6,519,206
SPS Commerce Inc (b)	40,923	2,339,568
Telos Corp (b)	79,160	364,136
Tenable Holdings Inc (b)	1,194,238	44,043,498
Terawulf Inc (b)(c)	1,794	44,312
Varonis Systems Inc (b)	102,020	4,280,759
Vertex Inc Class A (b)	764,562	8,777,172
Weave Communications Inc (b)(c)	144,268	864,165
Workiva Inc Class A (b)	326,639	15,845,258
Xperi Inc (b)	491,920	4,048,502
Yext Inc (b)	1,837,842	8,582,722
		324,300,172
Technology Hardware, Storage & Peripherals - 0.4%
Diebold Nixdorf Inc (b)(c)	229,282	19,493,556
GPGI Inc Class A	88,197	1,397,922
Immersion Corp (c)	504,277	3,413,955
IonQ Inc (b)(c)	996	53,047
Quantum Computing Inc (b)(c)	144	1,397
		24,359,877
TOTAL INFORMATION TECHNOLOGY		888,557,463
Materials - 4.6%
Chemicals - 1.8%
American Vanguard Corp (b)	244,510	684,628
Aspen Aerogels Inc (b)	63,908	405,177
Balchem Corp	196,606	33,216,584
FMC Corp (c)	98,669	1,134,694
Hawkins Inc	47,665	6,773,197
HB Fuller Co	156,047	9,095,980
Ingevity Corp (b)	15,317	1,143,720
Innospec Inc	71,510	5,820,199
LSB Industries Inc (b)	35,708	386,002
Minerals Technologies Inc	166,690	12,330,059
Sensient Technologies Corp	246,436	30,383,094
Stepan Co	12,412	691,597
		102,064,931
Construction Materials - 0.1%
United States Lime & Minerals Inc	75,048	7,855,274
Containers & Packaging - 0.3%
Ardagh Metal Packaging SA	175,577	832,235
Myers Industries Inc	185,913	6,564,588
O-I Glass Inc (b)	1,111,942	10,708,001
		18,104,824
Metals & Mining - 2.4%
Alpha Metallurgical Resources Inc (b)(c)	39,903	6,581,601
Century Aluminum Co (b)	42,443	1,952,802
Coeur Mining Inc	1,564,194	25,527,646
Commercial Metals Co	557,409	34,977,416
Compass Minerals International Inc (b)	109,701	3,414,992
Constellium SE (b)	147	4,685
Hecla Mining Co	1,472,842	22,725,952
Idaho Strategic Resources Inc (b)	13,945	456,699
Kaiser Aluminum Corp	24,897	4,870,600
Materion Corp	61,290	18,227,033
Perpetua Resources Corp (United States) (b)(c)	15,027	311,961
Ryerson Holding Corp	355,758	8,755,204
SunCoke Energy Inc	803,017	6,464,287
USA Rare Earth Inc Class A (b)(c)	56,155	1,211,825
Worthington Steel Inc	119,266	4,004,952
		139,487,655
Paper & Forest Products - 0.0%
Magnera Corp (b)	72,535	852,286
TOTAL MATERIALS		268,364,970
Real Estate - 4.0%
Diversified REITs - 0.2%
American Assets Trust Inc	247,338	6,106,776
Broadstone Net Lease Inc Class A	27	558
CTO Realty Growth Inc	68,761	1,479,049
Essential Properties Realty Trust Inc	184,942	5,520,519
Gladstone Commercial Corp	54,138	665,897
		13,772,799
Health Care REITs - 0.6%
American Healthcare REIT Inc	199,698	10,414,251
CareTrust REIT Inc	166,033	6,699,432
Chiron Real Estate Inc	69,532	2,608,841
Community Healthcare Trust Inc	82,586	1,509,672
Diversified Healthcare Trust	539,048	5,013,146
LTC Properties Inc	138,421	5,322,287
National Healthcare Properties Inc Class A	69,060	1,011,729
Sila Realty Trust Inc	45,858	1,392,249
Universal Health Realty Income Trust	26,122	1,145,711
		35,117,318
Hotel & Resort REITs - 0.2%
Sunstone Hotel Investors Inc	811,117	9,287,290
Industrial REITs - 0.0%
LXP Industrial Trust	26,351	1,419,791
Office REITs - 0.2%
COPT Defense Properties (c)	238,179	8,667,334
Easterly Government Properties Inc	21	523
Empire State Realty Trust Inc Class A	503,238	2,722,518
Piedmont Realty Trust Inc Class A1 (b)	60,328	552,001
		11,942,376
Real Estate Management & Development - 1.2%
AGNT Inc (c)	925,847	5,008,832
Compass Inc Class A (b)	1,372,221	16,919,485
Cushman & Wakefield Ltd	2,057,012	27,543,391
Marcus & Millichap Inc	26,035	811,511
Newmark Group Inc Class A	800,053	12,088,801
RE/MAX Holdings Inc Class A (b)	35,760	352,593
		62,724,613
Residential REITs - 0.0%
Centerspace	5	281
NexPoint Residential Trust Inc	23,615	659,331
UMH Properties Inc	119,408	1,807,837
		2,467,449
Retail REITs - 1.0%
CBL & Associates Properties Inc	38,932	2,066,900
InvenTrust Properties Corp	40,537	1,435,010
Kite Realty Group Trust	311,733	8,846,983
NETSTREIT Corp	12	254
Phillips Edison & Co Inc	889,342	37,014,414
Urban Edge Properties	90,788	2,077,229
Whitestone REIT	247,613	4,694,742
		56,135,532
Specialized REITs - 0.6%
Four Corners Property Trust Inc	83,724	2,055,424
Outfront Media Inc	1,057,420	34,641,079
		36,696,503
TOTAL REAL ESTATE		229,563,671
Utilities - 2.1%
Electric Utilities - 0.4%
Hawaiian Electric Industries Inc (b)	178,456	2,414,510
MGE Energy Inc	10	815
Oklo Inc Class A (b)(c)	129,817	6,793,324
Portland General Electric Co	184,345	9,554,602
TXNM Energy Inc	81,566	4,631,317
		23,394,568
Gas Utilities - 1.0%
New Jersey Resources Corp	292,216	16,375,785
Northwest Natural Holding Co	23,926	1,173,809
Southwest Gas Holdings Inc	310,304	27,517,759
Spire Inc	195,076	15,233,485
		60,300,838
Independent Power and Renewable Electricity Producers - 0.3%
Hallador Energy Co (b)	557,468	9,694,369
Ormat Technologies Inc	50,088	5,454,582
		15,148,951
Multi-Utilities - 0.4%
Avista Corp	491,521	20,108,124
Northwestern Energy Group Inc	31,301	2,241,778
Unitil Corp	25,139	1,324,574
		23,674,476
Water Utilities - 0.0%
Consolidated Water Co Ltd	25,119	741,010
TOTAL UTILITIES		123,259,843
TOTAL UNITED STATES		5,493,564,482
TOTAL COMMON STOCKS (Cost $4,619,407,400)		5,674,724,260

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9% (Cost $505,237)	19,826	411,587

U.S. Treasury Obligations - 0.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/30/2026	3.62	5,210,000	5,194,912
US Treasury Bills 0% 8/6/2026	3.63	1,430,000	1,424,831
US Treasury Bills 0% 9/17/2026	3.66	4,780,000	4,742,246
US Treasury Bills 0% 9/24/2026 (g)	3.72	24,350,000	24,139,782
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,500,608)			35,501,771

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	83,244,126	83,260,775
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	285,846,011	285,874,595
TOTAL MONEY MARKET FUNDS (Cost $369,132,571)			369,135,370

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $5,024,545,816)	6,079,772,988
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(294,854,678)
NET ASSETS - 100.0%	5,784,918,310

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	474	9/2026	72,180,720	2,451,491

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,380,024.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blueprint Medicines Corp rights	7/21/2025	15,183

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,712,125	561,043,168	504,500,516	1,906,718	3,199	2,799	83,260,775	83,244,126	0.1%
Fidelity Securities Lending Cash Central Fund	107,235,562	1,192,536,477	1,013,891,704	486,937	(5,740)	-	285,874,595	285,846,011	0.6%
Total	133,947,687	1,753,579,645	1,518,392,220	2,393,655	(2,541)	2,799	369,135,370

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	203,265,962	203,265,962	-	-
Consumer Discretionary	483,057,186	483,057,186	-	-
Consumer Staples	57,969,499	57,969,499	-	-
Energy	320,839,170	320,839,170	-	-
Financials	1,023,187,322	1,023,187,322	-	-
Health Care	1,033,849,512	1,033,638,920	-	210,592
Industrials	963,322,939	963,322,939	-	-
Information Technology	955,410,947	955,410,947	-	-
Materials	280,276,819	280,276,819	-	-
Real Estate	230,285,061	230,285,061	-	-
Utilities	123,259,843	123,259,843	-	-

Non-Convertible Preferred Stocks
Communication Services	411,587	411,587	-	-

U.S. Treasury Obligations	35,501,771	-	35,501,771	-

Money Market Funds	369,135,370	369,135,370	-	-
Total Investments in Securities:	6,079,772,988	6,044,060,625	35,501,771	210,592
Derivative Instruments:

Assets
Futures Contracts	2,451,491	2,451,491	-	-
Total Assets	2,451,491	2,451,491	-	-
Total Derivative Instruments:	2,451,491	2,451,491	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,451,491	-
Total Equity Risk	2,451,491	-
Total Value of Derivatives	2,451,491	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Small Cap Core ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $478,778,369) - See accompanying schedule:
Unaffiliated issuers (cost $4,655,413,245)	$5,710,637,618
Fidelity Central Funds (cost $369,132,571)	369,135,370

Total Investment in Securities (cost $5,024,545,816)		$6,079,772,988
Receivable for investments sold		7,756,833
Dividends receivable		2,867,651
Distributions receivable from Fidelity Central Funds		278,814
Receivable for variation margin on futures contracts		355,500
Total assets		6,091,031,786
Liabilities
Payable to custodian bank	$6,024,429
Payable for investments purchased	12,935,646
Accrued management fee	1,279,211
Collateral on securities loaned	285,874,190
Total liabilities		306,113,476
Net Assets		$5,784,918,310
Net Assets consist of:
Paid in capital		$4,848,249,654
Total accumulated earnings (loss)		936,668,656
Net Assets		$5,784,918,310
Net Asset Value, offering price and redemption price per share ($5,784,918,310 ÷ 119,921,356 shares)		$48.24
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$39,581,342
Interest		251,172
Income from Fidelity Central Funds (including $486,937 from security lending)		2,393,655
Security lending		63,522
Total income		42,289,691
Expenses
Management fee	$9,878,927
Independent trustees' fees and expenses	9,058
Total expenses before reductions	9,887,985
Expense reductions	(8,608)
Total expenses after reductions		9,879,377
Net Investment income (loss)		32,410,314
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,995,162)
Redemptions in-kind	504,820,283
Fidelity Central Funds	(2,541)
Futures contracts	11,913,069
Total net realized gain (loss)		486,735,649
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,048,104,647
Fidelity Central Funds	2,799
Futures contracts	1,602,018
Total change in net unrealized appreciation (depreciation)		1,049,709,464
Net gain (loss)		1,536,445,113
Net increase (decrease) in net assets resulting from operations		$1,568,855,427
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,410,314	$13,143,049
Net realized gain (loss)	486,735,649	58,813,704
Change in net unrealized appreciation (depreciation)	1,049,709,464	(44,902,810)
Net increase (decrease) in net assets resulting from operations	1,568,855,427	27,053,943
Distributions to shareholders	(33,918,782)	(16,951,185)

Share transactions
Proceeds from sales of shares	3,481,139,228	1,986,137,502
Cost of shares redeemed	(1,130,180,604)	(671,389,675)

Net increase (decrease) in net assets resulting from share transactions	2,350,958,624	1,314,747,827
Total increase (decrease) in net assets	3,885,895,269	1,324,850,585

Net Assets
Beginning of period	1,899,023,041	574,172,456
End of period	$5,784,918,310	$1,899,023,041

Other Information
Shares
Sold	86,800,000	61,600,000
Redeemed	(26,300,000)	(21,900,000)
Net increase (decrease)	60,500,000	39,700,000

Financial Highlights
Fidelity® Enhanced Small Cap Core ETF

Years ended June 30,	2026	2025	2024 A	2024 B	2023 C,D	2022 C,D
Selected Per-Share Data
Net asset value, beginning of period	$31.96	$29.11	$29.22	$25.58	$27.53	$34.05
Income from Investment Operations
Net investment income (loss) E,F	.36	.30	.11	.22	.24	.14
Net realized and unrealized gain (loss)	16.26	2.95	(.10)	3.65	(.99)	(.40)
Total from investment operations	16.62	3.25	.01	3.87	(.75)	(.26)
Distributions from net investment income	(.34)	(.40)	(.12)	(.23)	(.22)	(.14)
Distributions from net realized gain	-	-	-	-	(1.00)	(6.12)
Total distributions	(.34)	(.40)	(.12)	(.23)	(1.20) G	(6.26)
Net asset value, end of period	$48.24	$31.96	$29.11	$29.22	$25.58	$27.53
Total Return H,I,J	52.23%	11.19%	.06%	15.26%	(2.62)%	(1.64)%
Ratios to Average Net Assets F,K,L
Expenses before reductions	.28%	.28%	.28% M,N	.48%	.55%	.63%
Expenses net of fee waivers, if any	.28%	.28%	.28% M,N	.48%	.55%	.63%
Expenses net of all reductions, if any	.28%	.28%	.28% M,N	.48%	.55%	.63%
Net investment income (loss)	.92%	.95%	1.20% M,N	.87%	.94%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$5,784,918	$1,899,023	$574,172	$506,080	$585,473	$655,168
Portfolio turnover rate O	54 % P	73% P	71% N,P	97% P	98%	96%

AFor the four month period ended June 30. The Fund changed its fiscal year end from February 29 to June 30, effective March 1, 2024.
BFor the year ended February 29.
CFor the year ended February 28.
DPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity Small Cap Enhanced Index Fund.
ECalculated based on average shares outstanding during the period.
FNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
GTotal distributions per share do not sum due to rounding.
HBased on net asset value.
ITotal returns for periods of less than one year are not annualized.
JTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MProxy expenses are not annualized.
NAnnualized.
OAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
PPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Small Cap Growth ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
VTEX Class A (a)	484	1,935
CANADA - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Aurinia Pharmaceuticals Inc (a)	303	5,142
Bright Minds Biosciences Inc (United States) (a)	48	3,370
Xenon Pharmaceuticals Inc (a)	300	18,108
TOTAL HEALTH CARE		26,620
Materials - 0.0%
Metals & Mining - 0.0%
Novagold Resources Inc (United States) (a)	284	1,695
TOTAL CANADA		28,315
IRELAND - 0.4%
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Cimpress PLC (a)	238	24,205
NORWAY - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
SFL Corp Ltd	1,129	11,516
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	545	4,246
Financials - 0.3%
Financial Services - 0.3%
EVERTEC Inc	545	15,140
TOTAL PUERTO RICO		19,386
SINGAPORE - 1.2%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Grindr Inc Class A (a)	1,345	19,328
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Kulicke & Soffa Industries Inc	348	46,548
TOTAL SINGAPORE		65,876
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
ADC Therapeutics SA (a)	2,725	2,916
THAILAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (a)	31	17,424
UNITED STATES - 96.5%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.7%
Anterix Inc (a)	1	103
Bandwidth Inc Class A (a)	80	5,064
Lumen Technologies Inc (a)	4,359	33,477
		38,644
Entertainment - 0.3%
Cinemark Holdings Inc	196	6,219
Playtika Holding Corp	3,275	12,183
Stubhub Holdings Inc Class A (a)	6	77
		18,479
Interactive Media & Services - 1.1%
Cargurus Inc Class A (a)	1,022	34,840
EverQuote Inc Class A (a)	40	951
Yelp Inc Class A (a)	1,130	27,708
		63,499
Media - 0.3%
John Wiley & Sons Inc Class A	164	7,956
USA TODAY Co Inc (a)	820	7,011
		14,967
TOTAL COMMUNICATION SERVICES		135,589
Consumer Discretionary - 7.6%
Broadline Retail - 0.3%
Pattern Group Inc Class A	667	16,801
Diversified Consumer Services - 0.7%
Covista Inc (a)	176	21,940
Frontdoor Inc (a)	212	16,449
		38,389
Hotels, Restaurants & Leisure - 3.1%
Cheesecake Factory Inc/The	168	13,363
Global Business Travel Group I Class A (a)	3,200	30,048
Life Time Group Holdings Inc (a)	516	21,073
Lindblad Expeditions Holdings Inc (a)	572	16,153
Monarch Casino & Resort Inc	216	28,428
Navan Inc Class A (a)	1,264	28,908
Rush Street Interactive Inc Class A (a)	772	22,959
Shake Shack Inc Class A (a)	327	18,319
		179,251
Household Durables - 1.1%
Installed Building Products Inc	160	36,775
Sonos Inc (a)	2,016	27,276
		64,051
Leisure Products - 0.7%
Acushnet Holdings Corp	94	11,142
Peloton Interactive Inc Class A (a)	2,812	16,619
Polaris Inc	152	10,403
		38,164
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (a)	376	33,844
Revolve Group Inc Class A (a)	268	6,134
ThredUp Inc Class A (a)	263	1,801
Urban Outfitters Inc (a)	232	16,440
Victoria's Secret & Co (a)	223	18,616
		76,835
Textiles, Apparel & Luxury Goods - 0.4%
Figs Inc Class A (a)	1,072	10,967
Steven Madden Ltd	253	10,651
		21,618
TOTAL CONSUMER DISCRETIONARY		435,109
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
United Natural Foods Inc (a)	300	13,702
Food Products - 0.0%
Mama's Creations Inc (a)	131	2,338
Personal Care Products - 0.1%
Nature's Sunshine Products Inc (a)	238	5,188
TOTAL CONSUMER STAPLES		21,228
Energy - 3.9%
Energy Equipment & Services - 2.2%
Archrock Inc	712	28,986
Energy Services of America Corp	424	8,200
Forum Energy Technologies Inc (a)	92	4,621
Kodiak Gas Services Inc	680	51,088
Oceaneering International Inc (a)	84	3,404
ProPetro Holding Corp (a)	219	3,140
Select Water Solutions Inc Class A	672	13,427
Solaris Energy Infrastructure Inc Class A	68	5,471
TETRA Technologies Inc (a)	529	5,994
Tidewater Inc (a)	44	2,932
		127,263
Oil, Gas & Consumable Fuels - 1.7%
Core Natural Resources Inc	72	5,761
Delek US Holdings Inc	393	19,969
Dorian LPG Ltd	198	6,886
Energy Fuels Inc/Canada (United States) (a)	390	5,655
Granite Ridge Resources Inc	1,012	4,463
Kinetik Holdings Inc Class A	300	14,502
NextDecade Corp (a)	298	2,247
Par Pacific Holdings Inc (a)	40	2,243
PrimeEnergy Resources Corp (a)	37	6,175
REX American Resources Corp (a)	247	11,152
Riley Exploration Permian Inc	96	3,164
Uranium Energy Corp (a)	1,204	12,835
		95,052
TOTAL ENERGY		222,315
Financials - 10.3%
Banks - 2.1%
Arrow Financial Corp	184	7,542
Banc of California Inc	132	2,697
Carter Bankshares Inc	302	10,271
Commercial Bancgroup Inc	306	9,881
First Financial Bankshares Inc	848	29,341
First Merchants Corp	157	6,859
Glacier Bancorp Inc	448	23,108
Northfield Bancorp Inc	48	706
Peapack-Gladstone Financial Corp	91	4,307
SmartFinancial Inc	161	7,554
Texas Capital Bancshares Inc	103	10,636
Triumph Financial Inc (a)	81	6,181
USCB Financial Holdings Inc	56	1,146
		120,229
Capital Markets - 3.5%
Acadian Asset Management Inc	333	23,816
BGC Group Inc Class A	3,284	35,106
Cohen & Steers Inc	383	29,162
Donnelley Financial Solutions Inc (a)	66	2,769
Miami International Holdings Inc	552	20,512
Piper Sandler Cos	144	10,417
Ridgepost Capital Inc Class A	343	2,699
StepStone Group Inc Class A	587	24,278
StoneX Group Inc (a)	257	30,455
WisdomTree Inc	940	15,924
		195,138
Consumer Finance - 1.6%
Dave Inc Class A (a)	40	14,904
Enova International Inc (a)	176	42,368
FirstCash Holdings Inc	56	12,114
Lendingtree Inc (a)	120	5,315
NerdWallet Inc Class A (a)	1,032	9,546
OppFi Inc Class A (a)	332	3,297
Upstart Holdings Inc (a)	175	6,200
		93,744
Financial Services - 0.9%
Flywire Corp (a)	768	13,494
Paymentus Holdings Inc Class A (a)	76	1,836
Payoneer Global Inc (a)	3,941	28,060
Remitly Global Inc (a)	483	10,824
		54,214
Insurance - 2.1%
Exzeo Group Inc	750	12,653
HCI Group Inc	100	17,525
Lemonade Inc (a)	262	17,043
Oscar Health Inc Class A (a)	1,477	42,124
Palomar Hldgs Inc (a)	36	4,550
Skyward Specialty Insurance Group Inc (a)	387	22,581
Universal Insurance Holdings Inc	144	5,956
		122,432
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Two Harbors Investment Corp	281	3,487
TOTAL FINANCIALS		589,244
Health Care - 25.9%
Biotechnology - 14.1%
ACADIA Pharmaceuticals Inc (a)	484	12,245
Achieve Life Sciences Inc (a)	165	1,077
ADMA Biologics Inc (a)	904	7,566
Alector Inc (a)	1,547	3,109
Alkermes PLC (a)	287	15,037
Altimmune Inc (a)	1,260	3,830
AnaptysBio Inc (a)	96	6,480
Annexon Inc (a)	1,064	6,075
Apogee Therapeutics Inc (a)	148	19,644
Arbutus Biopharma Corp (a)	652	3,130
Arcus Biosciences Inc (a)	192	5,919
Arcutis Biotherapeutics Inc (a)	432	11,327
Ardelyx Inc (a)	668	3,407
ArriVent Biopharma Inc (a)	210	7,295
Arrowhead Pharmaceuticals Inc (a)	70	5,706
Atrium Therapeutics Inc	216	2,905
Aura Biosciences Inc (a)	388	2,755
Avalo Therapeutics Inc (a)	42	776
Beam Therapeutics Inc (a)	372	12,767
Bicara Therapeutics Inc (a)	92	2,731
BioCryst Pharmaceuticals Inc (a)	876	8,760
Biohaven Ltd (a)	600	8,928
Bridgebio Pharma Inc (a)	79	5,884
Cabaletta Bio Inc (a)	1,138	3,539
Capricor Therapeutics Inc (a)	168	4,045
CareDx Inc (a)	225	6,413
Catalyst Pharmaceuticals Inc (a)	488	15,338
Celcuity Inc (a)	120	12,554
Celldex Therapeutics Inc (a)	73	2,716
CG oncology Inc (a)	208	14,778
Climb Bio Inc (a)	20	261
Cogent Biosciences Inc (a)	590	22,833
Compass Therapeutics Inc (a)	700	1,533
Cytokinetics Inc (a)	76	6,474
Denali Therapeutics Inc (a)	152	3,909
Disc Medicine Inc (a)	80	5,851
Dyne Therapeutics Inc (a)	264	5,863
Editas Medicine Inc (a)	1,165	3,775
Eikon Therapeutics Inc (a)	19	248
Enanta Pharmaceuticals Inc (a)	252	3,674
Erasca Inc (a)	490	8,977
Evommune Inc	120	1,595
Foghorn Therapeutics Inc (a)	661	3,226
Geron Corp (a)	2,497	3,196
Gilead Sciences Inc rights (a)(b)	116	0
Ideaya Biosciences Inc (a)	104	3,876
Immunovant Inc (a)	340	13,100
Ironwood Pharmaceuticals Inc Class A (a)	968	4,075
Karyopharm Therapeutics Inc (a)	183	1,788
Kodiak Sciences Inc (a)	215	8,376
Korro Bio Inc (a)	20	264
Krystal Biotech Inc (a)	80	29,735
Kura Oncology Inc (a)	556	6,099
Kymera Therapeutics Inc (a)	148	16,971
Kyverna Therapeutics Inc (a)	349	3,110
Larimar Therapeutics Inc (a)	800	2,440
Madrigal Pharmaceuticals Inc (a)	11	5,906
MapLight Therapeutics Inc	71	2,545
MiMedx Group Inc (a)	1,076	4,143
Mineralys Therapeutics Inc (a)	300	8,094
Mirum Pharmaceuticals Inc (a)	185	21,658
Monte Rosa Therapeutics Inc (a)	379	9,172
Novavax Inc (a)	604	5,690
Nurix Therapeutics Inc (a)	374	9,073
Nuvalent Inc Class A (a)	145	17,908
Nuvectis Pharma Inc (a)	207	3,807
Olema Pharmaceuticals Inc (a)	286	3,578
ORIC Pharmaceuticals Inc (a)	264	2,859
Palvella Therapeutics Inc (a)	24	3,668
Praxis Precision Medicines Inc (a)	94	31,471
ProKidney Corp Class A (a)	1,799	3,670
Protagonist Therapeutics Inc (a)	228	27,949
PTC Therapeutics Inc (a)	273	22,269
Recursion Pharmaceuticals Inc Class A (a)	1,452	5,329
REGENXBIO Inc (a)	406	4,864
Relay Therapeutics Inc (a)	588	11,001
Rezolute Inc (a)	992	5,158
Rhythm Pharmaceuticals Inc (a)	213	23,649
Savara Inc (a)	775	4,774
Scholar Rock Holding Corp (a)	288	15,840
SELLAS Life Sciences Group Inc (a)	2	30
Spruce Biosciences Inc (a)	53	2,862
Stoke Therapeutics Inc (a)	278	9,096
Sutro Biopharma Inc (a)	102	3,386
Tango Therapeutics Inc (a)	299	9,347
Taysha Gene Therapies Inc (a)	1,259	8,574
TG Therapeutics Inc (a)	312	17,141
Travere Therapeutics Inc (a)	351	19,940
Twist Bioscience Corp (a)	220	22,634
Ultragenyx Pharmaceutical Inc (a)	242	8,080
UroGen Pharma Ltd (a)	200	7,360
Vaxcyte Inc (a)	213	12,382
Vera Therapeutics Inc Class A (a)	248	10,642
Veracyte Inc (a)	304	17,854
Verastem Inc (a)	536	2,048
Vericel Corp (a)	216	9,610
Vor BioPharma Inc (a)	276	5,081
Zenas Biopharma Inc (a)	48	1,218
Zymeworks Inc (a)	168	4,392
		803,737
Health Care Equipment & Supplies - 2.9%
Alphatec Holdings Inc (a)	1,130	9,775
AtriCure Inc (a)	496	13,878
Axogen Inc (a)	352	16,259
Butterfly Network Inc Class A (a)	2,168	18,255
Electromed Inc (a)	172	7,276
Glaukos Corp (a)	128	17,889
Haemonetics Corp (a)	204	15,300
iRadimed Corp	64	6,116
iRhythm Technologies Inc (a)	136	16,177
KORU Medical Systems Inc (a)	942	3,956
LeMaitre Vascular Inc	80	7,677
Merit Medical Systems Inc (a)	304	21,079
NeuroPace Inc (a)	358	5,689
Sight Sciences Inc (a)	648	3,511
Tandem Diabetes Care Inc (a)	364	5,493
		168,330
Health Care Providers & Services - 4.1%
Alignment Healthcare Inc (a)	833	19,834
Aveanna Healthcare Holdings Inc (a)	3,936	33,732
BrightSpring Health Services Inc (a)	604	42,123
Guardant Health Inc (a)	340	51,010
HealthEquity Inc (a)	460	41,547
Hims & Hers Health Inc Class A (a)	477	16,538
Oncology Institute Inc/The (a)	158	858
Option Care Health Inc (a)	1,120	23,486
Talkspace Inc Class A (a)	516	2,683
		231,811
Health Care Technology - 0.8%
HeartFlow Inc (a)	502	14,729
Phreesia Inc (a)	688	7,079
Teladoc Health Inc (a)	2,848	24,151
		45,959
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp (a)	728	15,616
Mesa Laboratories Inc	80	7,964
		23,580
Pharmaceuticals - 3.6%
Aclaris Therapeutics Inc (a)	1,471	7,782
Amneal Intermediate Inc Class A (a)	552	9,555
Arvinas Inc (a)	464	3,856
Axsome Therapeutics Inc (a)	162	39,653
Collegium Pharmaceutical Inc (a)	180	6,516
Definium Therapeutics Inc (a)	431	20,274
Edgewise Therapeutics Inc (a)	303	12,311
Enliven Therapeutics Inc (a)	72	3,654
Esperion Therapeutics Inc (a)	2,366	7,477
Fulcrum Therapeutics Inc (a)	255	932
Harmony Biosciences Holdings Inc (a)	940	34,225
Liquidia Corp (a)	409	32,610
MBX Biosciences Inc (a)	18	994
Phathom Pharmaceuticals Inc (a)	164	1,779
Tarsus Pharmaceuticals Inc (a)	248	15,609
Xeris Biopharma Holdings Inc (a)	836	6,621
		203,848
TOTAL HEALTH CARE		1,477,265
Industrials - 18.4%
Aerospace & Defense - 3.4%
AAR Corp (a)	76	10,863
AeroVironment Inc (a)	1	164
Archer Aviation Inc Class A (a)	1,124	5,317
Astronics Corp (a)	10	813
Astronics Corp Class B	8	608
Firefly Aerospace Inc (a)	946	27,812
Kratos Defense & Security Solutions Inc (a)	498	24,830
Mercury Systems Inc (a)	41	5,016
Moog Inc Class A	106	44,927
Park Aerospace Corp	519	19,805
Redwire Corp Class A (a)	223	2,727
Satellogic Inc Class A (a)	1,595	9,123
V2X Inc (a)	542	40,412
		192,417
Building Products - 1.8%
Griffon Corp	418	40,768
Modine Manufacturing Co (a)	125	33,378
Zurn Elkay Water Solutions Corp	576	29,104
		103,250
Commercial Services & Supplies - 0.7%
ACV Auctions Inc Class A (a)	1,739	12,503
Liquidity Services Inc (a)	192	7,511
OPENLANE Inc (a)	437	18,022
		38,036
Construction & Engineering - 2.9%
Argan Inc	52	41,525
Dycom Industries Inc (a)	34	17,190
Fluor Corp (a)	85	4,453
Granite Construction Inc	232	36,675
IES Holdings Inc (a)	15	11,020
Limbach Holdings Inc (a)	59	4,543
MYR Group Inc (a)	36	18,014
Primoris Services Corp	96	9,516
Sterling Infrastructure Inc (a)	18	15,108
Tutor Perini Corp	90	7,467
		165,511
Electrical Equipment - 3.1%
Allient Inc	21	2,161
American Superconductor Corp (a)	59	2,449
Amprius Technologies Inc (a)	421	5,835
Bloom Energy Corp Class A (a)	94	28,454
ChargePoint Holdings Inc Class A (a)	1,585	9,367
EnerSys	177	41,386
Eos Energy Enterprises Inc (a)	2,417	14,212
NuScale Power Corp Class A (a)	888	8,907
Powell Industries Inc	106	30,354
Vicor Corp (a)	93	35,320
		178,445
Ground Transportation - 0.1%
Werner Enterprises Inc	164	7,152
Machinery - 3.5%
Atmus Filtration Technologies Inc	237	12,085
Blue Bird Corp (a)	172	13,581
CECO Environmental Corp (a)	422	38,293
Energy Recovery Inc (a)	491	4,429
Enerpac Tool Group Corp Class A	644	23,094
ESCO Technologies Inc	40	14,002
Federal Signal Corp	272	34,949
Franklin Electric Co Inc	60	6,431
Gorman-Rupp Co/The	248	22,752
Mueller Water Products Inc Class A1	1,104	28,516
		198,132
Passenger Airlines - 0.7%
Allegiant Travel Co (a)	160	18,816
Joby Aviation Inc Class A (a)	2,312	20,623
		39,439
Professional Services - 1.3%
Barrett Business Services Inc	509	18,080
CRA International Inc	100	14,230
Huron Consulting Group Inc (a)	56	5,049
Innodata Inc (a)	145	10,959
Maximus Inc	160	8,602
Planet Labs PBC Class A (a)	45	1,490
TriNet Group Inc	161	7,968
Upwork Inc (a)	1,248	10,433
		76,811
Trading Companies & Distributors - 0.9%
Global Industrial Co	212	7,094
Karat Packaging Inc	264	8,833
McGrath RentCorp	56	6,778
Rush Enterprises Inc Class A	75	5,474
Xometry Inc Class A (a)	266	25,674
		53,853
TOTAL INDUSTRIALS		1,053,046
Information Technology - 21.6%
Communications Equipment - 1.5%
ADTRAN Holdings Inc (a)	1,377	19,140
BK Technologies Corp (a)	89	7,652
Extreme Networks Inc (a)	593	19,195
Harmonic Inc (a)	349	5,699
Viavi Solutions Inc (a)	679	32,423
		84,109
Electronic Equipment, Instruments & Components - 3.7%
Advanced Energy Industries Inc	134	49,965
Arlo Technologies Inc (a)	327	4,408
Badger Meter Inc	31	4,600
Belden Inc	136	16,308
CTS Corp	112	7,301
Insight Enterprises Inc (a)	244	29,719
Lightwave Logic Inc (a)	684	6,471
Napco Security Technologies Inc	120	4,558
nLight Inc (a)	212	14,759
OSI Systems Inc (a)	58	12,685
Ouster Inc Class A (a)	224	14,004
Plexus Corp (a)	134	40,290
Syntec Optics Holdings Inc Class A (a)	24	298
Vishay Precision Group Inc (a)	42	6,296
		211,662
IT Services - 0.9%
Backblaze Inc Class A (a)	1,820	28,865
Commerce.com Inc (a)	2,896	8,572
Fastly Inc Class A (a)	489	8,978
Hackett Group Inc/The	288	3,102
		49,517
Semiconductors & Semiconductor Equipment - 6.7%
ACM Research Inc Class A (a)	332	42,128
Ambarella Inc (a)	212	18,190
Ambiq Micro Inc	259	22,870
Axcelis Technologies Inc (a)	27	5,115
AXT Inc (a)	176	12,686
CEVA Inc (a)	196	9,243
Credo Technology Group Holding Ltd (a)	39	10,606
FormFactor Inc (a)	258	41,262
MaxLinear Inc (a)	574	73,490
Navitas Semiconductor Corp Class A (a)	937	16,791
PDF Solutions Inc (a)	129	9,132
Rambus Inc (a)	306	40,618
Rigetti Computing Inc Class A (a)	850	16,422
Semtech Corp (a)	71	11,491
Silicon Laboratories Inc (a)	115	25,134
SkyWater Technology Inc (a)	120	4,178
Ultra Clean Holdings Inc (a)	159	22,672
		382,028
Software - 8.1%
ACI Worldwide Inc (a)	180	9,052
Alkami Technology Inc (a)	291	5,273
Appian Corp Class A (a)	404	9,252
Arteris Inc (a)	969	47,084
Asana Inc Class A (a)	2,060	14,420
AudioEye Inc (a)	815	4,735
AvePoint Inc Class A (a)	880	9,865
Blackbaud Inc (a)	96	2,844
BlackLine Inc (a)	76	2,133
Cerence Inc (a)	411	4,653
Clear Secure Inc Class A	797	44,417
Commvault Systems Inc (a)	344	48,756
CS Disco Inc (a)	483	1,826
Five9 Inc (a)	313	6,673
Hut 8 Corp (United States) (a)	232	26,783
JFrog Ltd (a)	49	4,453
LiveRamp Holdings Inc (a)	300	11,292
Ooma Inc (a)	643	12,358
Progress Software Corp (a)	336	11,283
Q2 Holdings Inc (a)	125	6,013
Qualys Inc (a)	117	16,086
Sprinklr Inc Class A (a)	1,153	5,949
Sprout Social Inc Class A (a)	1,976	14,919
SPS Commerce Inc (a)	272	15,550
Tenable Holdings Inc (a)	1,310	48,313
Terawulf Inc (a)	317	7,830
Varonis Systems Inc (a)	125	5,245
Vertex Inc Class A (a)	1,211	13,902
Workiva Inc Class A (a)	538	26,098
Yext Inc (a)	5,176	24,172
		461,229
Technology Hardware, Storage & Peripherals - 0.7%
Diebold Nixdorf Inc (a)	398	33,838
GPGI Inc Class A	724	11,475
		45,313
TOTAL INFORMATION TECHNOLOGY		1,233,858
Materials - 4.9%
Chemicals - 2.3%
Balchem Corp	269	45,448
Chemours Co/The	521	10,690
Hawkins Inc	256	36,378
Ingevity Corp (a)	167	12,470
Innospec Inc	136	11,069
Sensient Technologies Corp	116	14,302
		130,357
Construction Materials - 0.4%
United States Lime & Minerals Inc	218	22,818
Metals & Mining - 2.2%
Ampco-Pittsburgh Corp (a)	645	5,579
Century Aluminum Co (a)	388	17,852
Compass Minerals International Inc (a)	433	13,479
Hecla Mining Co	105	1,620
Hycroft Mining Holding Corp (a)	30	702
Idaho Strategic Resources Inc (a)	224	7,336
Ivanhoe Electric Inc / US (a)	224	2,153
Materion Corp	174	51,746
Perpetua Resources Corp (United States) (a)	144	2,989
US Gold Corp (a)	245	3,756
USA Rare Earth Inc Class A (a)	777	16,768
		123,980
TOTAL MATERIALS		277,155
Real Estate - 1.2%
Hotel & Resort REITs - 0.1%
Sunstone Hotel Investors Inc	535	6,126
Real Estate Management & Development - 0.8%
Opendoor Technologies Inc Class A (a)	5,897	27,244
St Joe Co/The	308	19,290
		46,534
Retail REITs - 0.1%
Phillips Edison & Co Inc	120	4,994
Specialized REITs - 0.2%
Outfront Media Inc	272	8,911
TOTAL REAL ESTATE		66,565
Utilities - 0.0%
Electric Utilities - 0.0%
Oklo Inc Class A (a)	40	2,093
TOTAL UNITED STATES		5,513,467
TOTAL COMMON STOCKS (Cost $5,069,435)		5,685,040

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $5)	3.69	5	5

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $5,069,440)	5,685,045
NET OTHER ASSETS (LIABILITIES) - 0.5%	28,360
NET ASSETS - 100.0%	5,713,405

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	202,672	202,667	525	-	-	5	5	0.0%
Total	-	202,672	202,667	525	-	-	5

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	159,163	159,163	-	-
Consumer Discretionary	435,109	435,109	-	-
Consumer Staples	21,228	21,228	-	-
Energy	233,831	233,831	-	-
Financials	604,384	604,384	-	-
Health Care	1,506,801	1,506,801	-	-
Industrials	1,077,251	1,077,251	-	-
Information Technology	1,299,765	1,299,765	-	-
Materials	278,850	278,850	-	-
Real Estate	66,565	66,565	-	-
Utilities	2,093	2,093	-	-

Money Market Funds	5	5	-	-
Total Investments in Securities:	5,685,045	5,685,045	-	-
Fidelity® Enhanced Small Cap Growth ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,069,435)	$5,685,040
Fidelity Central Funds (cost $5)	5

Total Investment in Securities (cost $5,069,440)		$5,685,045
Cash		28,999
Dividends receivable		488
Distributions receivable from Fidelity Central Funds		139
Total assets		5,714,671
Liabilities
Accrued management fee	$1,266
Total liabilities		1,266
Net Assets		$5,713,405
Net Assets consist of:
Paid in capital		$4,912,632
Total accumulated earnings (loss)		800,773
Net Assets		$5,713,405
Net Asset Value, offering price and redemption price per share ($5,713,405 ÷ 200,000 shares)		$28.57
Statement of Operations
For the period April 28, 2026 (commencement of operations) through June 30, 2026
Investment Income
Dividends		$4,092
Income from Fidelity Central Funds		525
Total income		4,617
Expenses
Management fee	$2,645
Independent trustees' fees and expenses	2
Total expenses		2,647
Net Investment income (loss)		1,970
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	184,997
Total net realized gain (loss)		184,997
Change in net unrealized appreciation (depreciation) on investment securities		615,605
Net gain (loss)		800,602
Net increase (decrease) in net assets resulting from operations		$802,572
Statement of Changes in Net Assets

For the period April 28, 2026 (commencement of operations) through June 30, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,970
Net realized gain (loss)	184,997
Change in net unrealized appreciation (depreciation)	615,605
Net increase (decrease) in net assets resulting from operations	802,572
Distributions to shareholders	(1,800)

Share transactions
Proceeds from sales of shares	4,912,633

Net increase (decrease) in net assets resulting from share transactions	4,912,633
Total increase (decrease) in net assets	5,713,405

Net Assets
Beginning of period	-
End of period	$5,713,405

Other Information
Shares
Sold	200,000
Net increase (decrease)	200,000

Financial Highlights
Fidelity® Enhanced Small Cap Growth ETF

Years ended June 30,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$24.56
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	4.01
Total from investment operations	4.02
Distributions from net investment income	(.01)
Total distributions	(.01)
Net asset value, end of period	$28.57
Total Return D,E	16.34%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H
Expenses net of fee waivers, if any	.28 % H
Expenses net of all reductions, if any	.28% H
Net investment income (loss)	.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,713
Portfolio turnover rate I	42 % H,J

AFor the period April 28, 2026 (commencement of operations) through June 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Small Cap Value ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	690	6,900
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd	330	16,447
CANADA - 0.8%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Teekay Tankers Ltd Class A	313	20,304
Materials - 0.4%
Metals & Mining - 0.4%
Ssr Mining Inc (United States) (a)	940	26,584
Utilities - 0.1%
Gas Utilities - 0.1%
Brookfield Infrastructure Corp (United States)	110	4,235
TOTAL CANADA		51,123
IRELAND - 0.8%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ardmore Shipping Corp	940	13,169
Industrials - 0.6%
Commercial Services & Supplies - 0.6%
Cimpress PLC (a)	388	39,460
TOTAL IRELAND		52,629
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (a)	534	4,821
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	175	12,121
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SFL Corp Ltd	763	7,783
PANAMA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Bladex Inc Class E	170	10,450
PUERTO RICO - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	805	6,271
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	200	5,214
TOTAL PUERTO RICO		11,485
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	10	1,337
UNITED KINGDOM - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
Marex Group PLC	463	28,220
Industrials - 0.1%
Machinery - 0.1%
Luxfer Holdings PLC	247	4,456
TOTAL UNITED KINGDOM		32,676
UNITED STATES - 95.1%
Communication Services - 3.4%
Diversified Telecommunication Services - 0.6%
Atn International Inc	377	9,987
Lumen Technologies Inc (a)	4,112	31,580
		41,567
Entertainment - 1.2%
Marcus Corp/The	320	7,507
Playtika Holding Corp	5,225	19,437
Sphere Entertainment Co Class A (a)	290	50,179
Starz Entertainment Corp (a)	107	3,088
		80,211
Interactive Media & Services - 0.4%
Bumble Inc Class A (a)	1,221	3,907
Nextdoor Holdings Inc Class A (a)	7,960	18,069
Yelp Inc Class A (a)	154	3,776
		25,752
Media - 0.6%
Cable One Inc (a)	6	319
DoubleVerify Holdings Inc (a)	55	596
Gray Media Inc	870	3,454
John Wiley & Sons Inc Class A	170	8,247
USA TODAY Co Inc (a)	2,891	24,718
		37,334
Wireless Telecommunication Services - 0.6%
Spok Holdings Inc	3,331	34,109
Telephone and Data Systems Inc	173	6,403
		40,512
TOTAL COMMUNICATION SERVICES		225,376
Consumer Discretionary - 9.5%
Automobile Components - 1.7%
Adient PLC (a)	1,175	21,597
Cooper-Standard Holdings Inc (a)	1,428	38,627
Dana Inc	275	7,483
Dauch Corp (a)	2,680	14,526
Gentherm Inc (a)	845	28,823
Standard Motor Products Inc	70	2,727
		113,783
Broadline Retail - 0.2%
Kohl's Corp	595	10,543
Distributors - 0.2%
Gold.com Inc	310	12,899
Diversified Consumer Services - 0.3%
Coursera Inc (a)	2,156	12,160
Strategic Education Inc	85	6,513
		18,673
Hotels, Restaurants & Leisure - 2.1%
Brightstar Lottery PLC	1,940	20,797
Global Business Travel Group I Class A (a)	3,510	32,959
Marriott Vacations Worldwide Corp	489	49,819
Navan Inc Class A (a)	1,650	37,736
		141,311
Household Durables - 1.0%
Helen of Troy Ltd (a)	450	13,082
La-Z-Boy Inc	155	6,218
Sonos Inc (a)	2,160	29,225
Taylor Morrison Home Corp (a)	290	20,805
		69,330
Leisure Products - 0.8%
Callaway Golf Co (a)	710	13,341
Peloton Interactive Inc Class A (a)	1,760	10,402
Polaris Inc	455	31,140
		54,883
Specialty Retail - 3.0%
Advance Auto Parts Inc	130	8,089
American Eagle Outfitters Inc	1,195	20,554
Arko Corp	1,275	10,238
Asbury Automotive Group Inc (a)	191	38,406
Buckle Inc/The	425	17,935
Citi Trends Inc (a)	119	6,883
Genesco Inc (a)	80	2,701
Sally Beauty Holdings Inc (a)	730	10,322
Signet Jewelers Ltd	135	11,637
Urban Outfitters Inc (a)	560	39,682
Victoria's Secret & Co (a)	400	33,392
		199,839
Textiles, Apparel & Luxury Goods - 0.2%
Carter's Inc	320	13,171
TOTAL CONSUMER DISCRETIONARY		634,432
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.4%
United Natural Foods Inc (a)	560	25,575
Food Products - 0.5%
J & J Snack Foods Corp	35	2,570
Marzetti Company/The	61	6,964
Mission Produce Inc (a)	883	10,411
Simply Good Foods Co/The (a)	939	12,470
		32,415
Household Products - 0.1%
Central Garden & Pet Co (a)	123	5,454
Personal Care Products - 0.0%
Nature's Sunshine Products Inc (a)	200	4,359
TOTAL CONSUMER STAPLES		67,803
Energy - 5.8%
Energy Equipment & Services - 2.5%
Bristow Group Inc	315	13,016
Forum Energy Technologies Inc (a)	150	7,535
Helix Energy Solutions Group Inc (a)	290	2,535
Helmerich & Payne Inc	200	6,548
Liberty Energy Inc Class A	220	5,762
Nabors Industries Ltd (a)	168	14,114
National Energy Services Reunited Corp (a)	21	628
Natural Gas Services Group Inc	51	2,199
Oil States International Inc (a)	831	6,656
Patterson-UTI Energy Inc	1,585	14,550
ProPetro Holding Corp (a)	285	4,087
Ranger Energy Services Inc Class A	367	5,876
Select Water Solutions Inc Class A	1,765	35,265
Transocean Ltd (a)	6,810	33,301
Valaris Ltd (a)	180	13,068
		165,140
Oil, Gas & Consumable Fuels - 3.3%
California Resources Corp	683	36,111
Core Natural Resources Inc	55	4,401
Crescent Energy Co Class A	2,451	24,069
Dorian LPG Ltd	349	12,138
Granite Ridge Resources Inc	839	3,700
Green Plains Inc (a)	1,492	22,947
International Seaways Inc	49	3,753
Magnolia Oil & Gas Corp Class A	385	9,848
Murphy Oil Corp	362	11,787
Par Pacific Holdings Inc (a)	180	10,094
PBF Energy Inc Class A	618	28,132
Peabody Energy Corp	45	1,040
REX American Resources Corp (a)	100	4,515
SM Energy Co	1,070	27,927
Summit Midstream Corp Class A (a)	215	6,123
Talos Energy Inc (a)	585	7,552
World Kinect Corp	180	5,929
		220,066
TOTAL ENERGY		385,206
Financials - 26.3%
Banks - 17.9%
Ameris Bancorp	70	6,318
Arrow Financial Corp	500	20,495
Associated Banc-Corp	680	20,924
Atlantic Union Bankshares Corp	165	6,981
Banc of California Inc	495	10,113
Bank of Hawaii Corp	135	11,001
Bankwell Financial Group Inc	250	14,688
Banner Corp	345	22,922
Bar Harbor Bankshares	415	15,670
BayCom Corp	36	1,184
Bridgewater Bancshares Inc (a)	270	5,681
Byline Bancorp Inc	985	37,095
Carter Bankshares Inc	145	4,931
Cathay General Bancorp	615	38,124
Central Pacific Financial Corp	460	17,572
City Holding Co	80	10,611
Commercial Bancgroup Inc	516	16,662
Community Trust Bancorp Inc	230	16,643
Community West Bancshares	225	6,044
Farmers & Merchants Bancorp Inc/Archbold OH	210	6,422
Farmers National Banc Corp	1,320	19,272
FB Financial Corp	178	9,852
First Business Financial Services Inc	235	14,845
First Commonwealth Financial Corp	425	8,640
First Financial Bancorp	670	22,666
First Financial Bankshares Inc	326	11,280
First Financial Corp	80	6,195
First Merchants Corp	779	34,035
First Mid Bancshares Inc	82	3,943
Franklin Financial Services Corp	186	11,644
Fulton Financial Corp	1,160	28,060
Glacier Bancorp Inc	987	50,909
HBT Financial Inc	105	3,359
Home BancShares Inc/AR	1,310	37,401
MainStreet Bancshares Inc	235	5,802
Metropolitan Bank Holding Corp	65	6,419
National Bank Holdings Corp Class A	880	39,098
NB Bancorp Inc	1,438	30,385
Nbt Bancorp Inc	910	44,927
Nicolet Bankshares Inc	8	1,323
Northfield Bancorp Inc	175	2,578
Northwest Bancshares Inc	1,655	25,090
Old National Bancorp/IN	93	2,409
Peapack-Gladstone Financial Corp	410	19,405
Ponce Financial Group Inc (a)	1,363	27,178
RBB Bancorp	988	27,086
Simmons First National Corp Class A	1,365	30,917
SmartFinancial Inc	365	17,126
Southern Financial Capital Trust III (a)	90	5,499
Stock Yards Bancorp Inc	235	17,970
Texas Capital Bancshares Inc	465	48,016
Towne Bank/Portsmouth VA	1,099	39,828
Triumph Financial Inc (a)	120	9,157
UMB Financial Corp	429	61,245
United Bankshares Inc/WV	870	39,872
United Community Bank/SC	315	11,053
Univest Financial Corp	375	16,406
Valley National Bancorp	3,836	56,197
Western New England Bancorp Inc	487	6,964
WSFS Financial Corp	550	42,202
		1,186,334
Capital Markets - 1.2%
Cohen & Steers Inc	216	16,446
DigitalBridge Group Inc Class A	703	11,093
Donnelley Financial Solutions Inc (a)	90	3,776
Miami International Holdings Inc	671	24,934
Virtus Invt Partners Inc	180	25,830
		82,079
Consumer Finance - 2.4%
Bread Financial Holdings Inc	530	57,427
Encore Capital Group Inc (a)	415	38,715
Green Dot Corp Class A (a)	330	4,458
Lendingtree Inc (a)	52	2,303
Nelnet Inc Class A	170	22,666
PRA Group Inc (a)	510	9,685
PROG Holdings Inc	530	24,703
		159,957
Financial Services - 2.5%
Alerus Financial Corp	428	13,311
Essent Group Ltd	130	8,356
Flywire Corp (a)	2,152	37,811
Marqeta Inc Class A (a)	2,630	10,678
NewtekOne Inc	312	4,620
NMI Holdings Inc (a)	430	17,669
PennyMac Financial Services Inc	60	5,225
Radian Group Inc	877	33,037
Repay Holdings Corp Class A (a)	1,600	6,720
Velocity Financial Inc (a)	760	14,030
Walker & Dunlop Inc	280	15,316
		166,773
Insurance - 1.8%
CNO Financial Group Inc	965	49,196
Heritage Insurance Holdings Inc (a)	95	2,478
Hippo Holdings Inc (a)	278	7,856
Horace Mann Educators Corp	460	23,759
Selective Insurance Group Inc	65	6,306
Skyward Specialty Insurance Group Inc (a)	281	16,396
United Fire Group Inc	85	4,457
Universal Insurance Holdings Inc	280	11,581
		122,029
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Adamas Trust Inc	1,003	9,408
Dynex Capital Inc	848	11,118
TPG Mortgage Investment Trust Inc	545	4,316
TPG RE Finance Trust Inc	1,075	8,998
		33,840
TOTAL FINANCIALS		1,751,012
Health Care - 9.4%
Biotechnology - 4.6%
4D Molecular Therapeutics Inc (a)	440	5,852
Agios Pharmaceuticals Inc (a)	350	12,989
Alkermes PLC (a)	240	12,575
Allogene Therapeutics Inc (a)	1,970	4,098
Anika Therapeutics Inc (a)	250	3,658
Annexon Inc (a)	1,055	6,024
Aura Biosciences Inc (a)	550	3,905
Celldex Therapeutics Inc (a)	256	9,526
Cogent Biosciences Inc (a)	96	3,715
Compass Therapeutics Inc (a)	172	376
Cullinan Therapeutics Inc (a)	450	8,195
Cytokinetics Inc (a)	470	40,039
Denali Therapeutics Inc (a)	295	7,587
Editas Medicine Inc (a)	940	3,046
Emergent BioSolutions Inc (a)	595	4,986
Enanta Pharmaceuticals Inc (a)	340	4,957
Erasca Inc (a)	319	5,844
Foghorn Therapeutics Inc (a)	177	863
GRAIL Inc (a)	195	13,313
Intellia Therapeutics Inc (a)	670	11,336
Iovance Biotherapeutics Inc (a)	2,245	9,339
Ironwood Pharmaceuticals Inc Class A (a)	845	3,557
Kodiak Sciences Inc (a)	70	2,727
Kura Oncology Inc (a)	592	6,494
Larimar Therapeutics Inc (a)	1,097	3,346
Lexeo Therapeutics Inc (a)	937	4,362
Myriad Genetics Inc (a)	1,217	6,949
Nkarta Inc (a)	1,255	3,552
Nurix Therapeutics Inc (a)	386	9,364
ORIC Pharmaceuticals Inc (a)	490	5,307
Praxis Precision Medicines Inc (a)	20	6,696
PTC Therapeutics Inc (a)	105	8,565
Relay Therapeutics Inc (a)	514	9,617
Rocket Pharmaceuticals Inc (a)	1,170	4,001
Sarepta Therapeutics Inc (a)	179	3,217
Solid Biosciences Inc (a)	630	6,294
Tango Therapeutics Inc (a)	149	4,658
Travere Therapeutics Inc (a)	100	5,681
Tyra Biosciences Inc (a)	148	4,727
Upstream Bio Inc (a)	190	1,315
UroGen Pharma Ltd (a)	160	5,888
Vanda Pharmaceuticals Inc (a)	417	2,552
Vaxcyte Inc (a)	304	17,672
Vir Biotechnology Inc (a)	670	6,827
		305,591
Health Care Equipment & Supplies - 0.5%
Orthofix Medical Inc (a)	2,685	24,541
Varex Imaging Corp (a)	870	9,074
		33,615
Health Care Providers & Services - 1.4%
Aveanna Healthcare Holdings Inc (a)	4,470	38,308
Brookdale Senior Living Inc (a)	260	4,183
Cross Country Healthcare Inc (a)	81	1,070
Omada Health Inc (a)	128	2,810
Option Care Health Inc (a)	2,263	47,455
		93,826
Health Care Technology - 0.3%
Teladoc Health Inc (a)	2,565	21,751
Life Sciences Tools & Services - 0.2%
Cytek Biosciences Inc (a)	3,710	16,435
Pharmaceuticals - 2.4%
Aclaris Therapeutics Inc (a)	1,050	5,555
Alumis Inc (a)	393	11,059
Amneal Intermediate Inc Class A (a)	2,269	39,276
Arvinas Inc (a)	1,545	12,839
Esperion Therapeutics Inc (a)	1,877	5,931
Fulcrum Therapeutics Inc (a)	205	750
MBX Biosciences Inc (a)	195	10,764
Pacira BioSciences Inc (a)	210	5,328
Perrigo Co PLC	2,490	25,871
Phathom Pharmaceuticals Inc (a)	375	4,069
Prestige Consumer Healthcare Inc (a)	598	28,267
Supernus Pharmaceuticals Inc (a)	170	7,907
		157,616
TOTAL HEALTH CARE		628,834
Industrials - 13.9%
Aerospace & Defense - 1.6%
AAR Corp (a)	234	33,446
AerSale Corp (a)	952	6,016
Ducommun Inc (a)	78	14,446
Park Aerospace Corp	450	17,172
V2X Inc (a)	487	36,311
		107,391
Building Products - 0.2%
Apogee Enterprises Inc	320	14,637
Commercial Services & Supplies - 1.8%
ABM Industries Inc	775	34,286
CoreCivic Inc (a)	465	14,127
Enviri Corp	305	6,694
OPENLANE Inc (a)	1,268	52,292
UniFirst Corp/MA	60	15,868
		123,267
Construction & Engineering - 2.4%
Fluor Corp (a)	1,241	65,016
Granite Construction Inc	210	33,197
Orion Group Holdings Inc (a)	1,010	16,988
Tutor Perini Corp	561	46,546
		161,747
Electrical Equipment - 1.9%
Allient Inc	56	5,763
Atkore Inc	90	6,844
EnerSys	285	66,639
Sunrun Inc (a)	3,400	45,492
		124,738
Ground Transportation - 0.4%
Heartland Express Inc	836	12,724
Werner Enterprises Inc	326	14,217
		26,941
Machinery - 3.3%
Albany International Corp Class A	85	6,333
Astec Industries Inc	620	37,938
Gencor Industries Inc (a)	340	5,072
Hillman Solutions Corp (a)	5,147	43,441
Kennametal Inc	1,100	38,555
Manitowoc Co Inc/The (a)	1,035	14,376
Proto Labs Inc (a)	170	13,857
Standex International Corp	27	9,657
Tennant CO	340	29,764
Trinity Industries Inc	520	17,982
		216,975
Marine Transportation - 0.5%
Genco Shipping & Trading Ltd	133	3,296
Matson Inc	110	21,145
Pangaea Logistics Solutions Ltd	1,040	6,760
		31,201
Professional Services - 0.6%
ICF International Inc	496	36,139
Korn Ferry	90	5,992
		42,131
Trading Companies & Distributors - 1.2%
Custom Truck One Source Inc Class A (a)	2,911	34,379
GATX Corp	270	47,841
		82,220
TOTAL INDUSTRIALS		931,248
Information Technology - 9.7%
Communications Equipment - 1.6%
Digi International Inc (a)	380	28,481
Harmonic Inc (a)	2,075	33,885
Netgear Inc (a)	610	14,244
NetScout Systems Inc (a)	275	11,975
Viasat Inc (a)	223	20,028
		108,613
Electronic Equipment, Instruments & Components - 3.2%
Benchmark Electronics Inc	460	45,388
Insight Enterprises Inc (a)	370	45,066
Itron Inc (a)	85	7,355
nLight Inc (a)	211	14,690
PC Connection Inc	135	9,854
Plexus Corp (a)	118	35,479
ScanSource Inc (a)	187	9,741
Vishay Intertechnology Inc	721	38,775
		206,348
IT Services - 0.3%
Everforth Inc (a)	88	1,573
Fastly Inc Class A (a)	503	9,235
Grid Dynamics Holdings Inc (a)	1,715	9,741
		20,549
Semiconductors & Semiconductor Equipment - 2.2%
Alpha & Omega Semiconductor Ltd (a)	675	31,948
Ambiq Micro Inc	150	13,245
CEVA Inc (a)	426	20,090
Diodes Inc (a)	480	52,531
FormFactor Inc (a)	190	30,387
		148,201
Software - 2.4%
8x8 Inc (a)	2,245	3,839
A10 Networks Inc	193	7,210
Arteris Inc (a)	955	46,404
Blackbaud Inc (a)	405	11,996
Cerence Inc (a)	914	10,346
CS Disco Inc (a)	395	1,493
eGain Corp (a)	1,911	12,039
Hut 8 Corp (United States) (a)	205	23,666
N-able Inc/US (a)	1,830	6,716
Riot Platforms Inc (a)	90	2,464
Sprinklr Inc Class A (a)	2,916	15,047
Telos Corp (a)	536	2,466
Xperi Inc (a)	2,275	18,723
Yext Inc (a)	1	5
		162,414
TOTAL INFORMATION TECHNOLOGY		646,125
Materials - 5.5%
Chemicals - 2.0%
Balchem Corp	210	35,480
FMC Corp	1,648	18,952
HB Fuller Co	117	6,820
Innospec Inc	500	40,695
LSB Industries Inc (a)	450	4,864
Mativ Holdings Inc	855	6,472
Minerals Technologies Inc	240	17,753
		131,036
Containers & Packaging - 1.1%
Ardagh Metal Packaging SA	8,205	38,892
Greif Inc Class A	230	17,133
Myers Industries Inc	195	6,884
O-I Glass Inc (a)	1,620	15,601
		78,510
Metals & Mining - 2.4%
Alpha Metallurgical Resources Inc (a)	40	6,598
Commercial Metals Co	890	55,848
Constellium SE (a)	514	16,381
Kaiser Aluminum Corp	73	14,281
Materion Corp	138	41,040
Ryerson Holding Corp	946	23,281
		157,429
TOTAL MATERIALS		366,975
Real Estate - 7.4%
Diversified REITs - 1.1%
Alpine Income Property Trust Inc	360	7,474
CTO Realty Growth Inc	991	21,316
Essential Properties Realty Trust Inc	1,512	45,133
		73,923
Health Care REITs - 2.0%
American Healthcare REIT Inc	998	52,046
CareTrust REIT Inc	1,033	41,682
Diversified Healthcare Trust	2,660	24,738
LTC Properties Inc	130	4,998
National Health Investors Inc	110	8,388
		131,852
Hotel & Resort REITs - 0.0%
Xenia Hotels & Resorts Inc	275	5,599
Industrial REITs - 0.5%
Terreno Realty Corp	490	31,737
Office REITs - 0.2%
COPT Defense Properties	328	11,936
Real Estate Management & Development - 1.1%
Cushman & Wakefield Ltd	4,178	55,944
Forestar Group Inc (a)	122	3,861
Newmark Group Inc Class A	690	10,426
Tejon Ranch Co (a)	270	5,049
		75,280
Retail REITs - 2.1%
InvenTrust Properties Corp	690	24,426
Kite Realty Group Trust	350	9,933
NETSTREIT Corp	500	10,565
Phillips Edison & Co Inc	1,636	68,090
Tanger Inc	570	22,498
Whitestone REIT	210	3,982
		139,494
Specialized REITs - 0.4%
Four Corners Property Trust Inc	1,002	24,599
TOTAL REAL ESTATE		494,420
Utilities - 3.2%
Electric Utilities - 0.5%
Portland General Electric Co	190	9,848
TXNM Energy Inc	407	23,109
		32,957
Gas Utilities - 1.8%
New Jersey Resources Corp	430	24,097
ONE Gas Inc	385	29,672
Southwest Gas Holdings Inc	460	40,793
Spire Inc	336	26,238
		120,800
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies Inc	35	3,812
Multi-Utilities - 0.9%
Avista Corp	720	29,455
Unitil Corp	552	29,085
		58,540
TOTAL UTILITIES		216,109
TOTAL UNITED STATES		6,347,540
TOTAL COMMON STOCKS (Cost $6,180,127)		6,555,312

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9% (Cost $2,035)	80	1,661

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $115,555)	3.69	115,532	115,555

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $6,297,717)	6,672,528
NET OTHER ASSETS (LIABILITIES) - 0.1%	5,043
NET ASSETS - 100.0%	6,677,571

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	291,588	176,033	498	-	-	115,555	115,532	0.0%
Total	-	291,588	176,033	498	-	-	115,555

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	236,468	236,468	-	-
Consumer Discretionary	634,432	634,432	-	-
Consumer Staples	67,803	67,803	-	-
Energy	461,930	461,930	-	-
Financials	1,794,896	1,794,896	-	-
Health Care	628,834	628,834	-	-
Industrials	975,164	975,164	-	-
Information Technology	647,462	647,462	-	-
Materials	393,559	393,559	-	-
Real Estate	494,420	494,420	-	-
Utilities	220,344	220,344	-	-

Non-Convertible Preferred Stocks
Communication Services	1,661	1,661	-	-

Money Market Funds	115,555	115,555	-	-
Total Investments in Securities:	6,672,528	6,672,528	-	-
Fidelity® Enhanced Small Cap Value ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,182,162)	$6,556,973
Fidelity Central Funds (cost $115,555)	115,555

Total Investment in Securities (cost $6,297,717)		$6,672,528
Dividends receivable		6,249
Distributions receivable from Fidelity Central Funds		190
Total assets		6,678,967
Liabilities
Accrued management fee	$1,396
Total liabilities		1,396
Net Assets		$6,677,571
Net Assets consist of:
Paid in capital		$6,238,987
Total accumulated earnings (loss)		438,584
Net Assets		$6,677,571
Net Asset Value, offering price and redemption price per share ($6,677,571 ÷ 250,000 shares)		$26.71
Statement of Operations
For the period April 28, 2026 (commencement of operations) through June 30, 2026
Investment Income
Dividends		$20,590
Non-Cash dividends		4,451
Income from Fidelity Central Funds		498
Total income		25,539
Expenses
Management fee	$2,744
Independent trustees' fees and expenses	1
Total expenses		2,745
Net Investment income (loss)		22,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59,229
Total net realized gain (loss)		59,229
Change in net unrealized appreciation (depreciation) on investment securities		374,811
Net gain (loss)		434,040
Net increase (decrease) in net assets resulting from operations		$456,834
Statement of Changes in Net Assets

For the period April 28, 2026 (commencement of operations) through June 30, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,794
Net realized gain (loss)	59,229
Change in net unrealized appreciation (depreciation)	374,811
Net increase (decrease) in net assets resulting from operations	456,834
Distributions to shareholders	(18,250)

Share transactions
Proceeds from sales of shares	6,238,987

Net increase (decrease) in net assets resulting from share transactions	6,238,987
Total increase (decrease) in net assets	6,677,571

Net Assets
Beginning of period	-
End of period	$6,677,571

Other Information
Shares
Sold	250,000
Net increase (decrease)	250,000

Financial Highlights
Fidelity® Enhanced Small Cap Value ETF

Years ended June 30,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$24.88
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	1.79
Total from investment operations	1.90
Distributions from net investment income	(.07)
Total distributions	(.07)
Net asset value, end of period	$26.71
Total Return D,E	7.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H
Expenses net of fee waivers, if any	.28 % H
Expenses net of all reductions, if any	.28% H
Net investment income (loss)	2.32% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,678
Portfolio turnover rate I	36 % H,J

AFor the period April 28, 2026 (commencement of operations) through June 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced U.S. All-Cap Equity ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
BRAZIL - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
VTEX Class A (b)	3,564	14,256
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	713	12,100
IRELAND - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	163	16,577
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (b)	1,423	12,850
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	154	10,721
MONACO - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	20	280
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Bladex Inc Class E	201	12,355
PUERTO RICO - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	1,571	12,238
Financials - 0.1%
Financial Services - 0.1%
EVERTEC Inc	520	14,446
TOTAL PUERTO RICO		26,684
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	167	22,338
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	3,819	4,086
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	683	45,283
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	96	1,732
TOTAL UNITED KINGDOM		47,015
UNITED STATES - 97.2%
Communication Services - 8.7%
Diversified Telecommunication Services - 1.4%
AT&T Inc	7,865	162,806
Atn International Inc	393	10,410
Comcast Corp Class A	6,272	153,978
Space Exploration Technologies Corp Class A	164	28,021
		355,215
Entertainment - 1.0%
Cinemark Holdings Inc	383	12,153
CuriosityStream Inc Class A	986	2,622
Netflix Inc (b)	2,660	189,924
Playtika Holding Corp	2,956	10,996
Reservoir Media Inc (b)	1,215	12,016
Roku Inc Class A (b)	90	12,433
Warner Bros Discovery Inc (b)	895	23,861
		264,005
Interactive Media & Services - 5.8%
Alphabet Inc Class A	2,015	720,101
Alphabet Inc Class C	1,258	444,489
Cargurus Inc Class A (b)	425	14,488
Meta Platforms Inc Class A	518	291,784
Nextdoor Holdings Inc Class A (b)	6,911	15,688
Yelp Inc Class A (b)	483	11,843
		1,498,393
Media - 0.1%
DoubleVerify Holdings Inc (b)	899	9,745
USA TODAY Co Inc (b)	1,930	16,502
Versant Media Group Inc Class A	299	10,767
		37,014
Wireless Telecommunication Services - 0.4%
Spok Holdings Inc	1,156	11,837
T-Mobile US Inc	533	89,401
		101,238
TOTAL COMMUNICATION SERVICES		2,255,865
Consumer Discretionary - 7.6%
Automobile Components - 0.1%
Adient PLC (b)	609	11,193
BorgWarner Inc	10	664
Cooper-Standard Holdings Inc (b)	439	11,876
Holley Inc Class A (b)	2,888	7,364
Phinia Inc	4	329
		31,426
Automobiles - 1.8%
Ford Motor Co	6,713	93,311
General Motors Co	1,603	123,559
Tesla Inc (b)	561	235,957
		452,827
Broadline Retail - 2.5%
Amazon.com Inc (b)	2,723	649,000
Diversified Consumer Services - 0.1%
ADT Inc	1,380	8,969
Coursera Inc (b)	2,098	11,833
		20,802
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	716	102,460
Brightstar Lottery PLC	844	9,048
Expedia Group Inc Class A	196	50,152
Global Business Travel Group I Class A (b)	1,333	12,517
Inspired Entertainment Inc (b)	1,525	12,581
Las Vegas Sands Corp	520	24,019
Monarch Casino & Resort Inc	108	14,214
Navan Inc Class A (b)	629	14,385
Penn Entertainment Inc (b)	619	13,222
		252,598
Household Durables - 0.2%
Cavco Industries Inc (b)	5	3,072
Cricut Inc Class A	3,166	13,899
Garmin Ltd	4	950
M/I Homes Inc (b)	2	322
Sonos Inc (b)	808	10,932
TopBuild Corp (b)	49	17,372
		46,547
Leisure Products - 0.1%
Callaway Golf Co (b)	288	5,411
Hasbro Inc	225	18,583
Peloton Interactive Inc Class A (b)	159	939
		24,933
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (b)	166	14,942
Citi Trends Inc (b)	68	3,933
Five Below Inc (b)	96	17,260
Ross Stores Inc	549	116,855
Sally Beauty Holdings Inc (b)	713	10,082
Stitch Fix Inc Class A (b)	2,047	8,413
TJX Cos Inc/The	1,030	156,045
Urban Outfitters Inc (b)	161	11,408
		338,938
Textiles, Apparel & Luxury Goods - 0.5%
NIKE Inc Class B	2,049	84,112
Tapestry Inc	353	51,672
		135,784
TOTAL CONSUMER DISCRETIONARY		1,952,855
Consumer Staples - 2.4%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	48	8,497
Coca-Cola Consolidated Inc	96	18,328
Molson Coors Beverage Co Class B	291	11,337
Monster Beverage Corp (b)	644	61,902
PepsiCo Inc	140	18,956
		119,020
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	1	935
Dollar General Corp	223	25,670
Maplebear Inc (b)	321	15,199
United Natural Foods Inc (b)	298	13,610
US Foods Holding Corp (b)	265	27,097
Village Super Market Inc Class A	257	10,840
Walmart Inc	2,282	258,460
		351,811
Food Products - 0.2%
Darling Ingredients Inc (b)	264	14,420
Del Monte Corp	292	8,150
Dole PLC	202	2,771
Flowers Foods Inc	334	2,638
Mission Produce Inc (b)	87	1,025
Seneca Foods Corp Class A (b)	75	13,046
Simply Good Foods Co/The (b)	835	11,089
		53,139
Household Products - 0.1%
Church & Dwight Co Inc	422	40,884
Colgate-Palmolive Co	2	183
		41,067
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	38	3,000
Kenvue Inc	808	15,441
Nature's Sunshine Products Inc (b)	552	12,034
Niagen Bioscience Inc (b)	715	2,280
Nu Skin Enterprises Inc Class A	2,293	12,107
		44,862
TOTAL CONSUMER STAPLES		609,899
Energy - 4.3%
Energy Equipment & Services - 0.2%
Forum Energy Technologies Inc (b)	238	11,955
Innovex International Inc (b)	453	11,234
Kodiak Gas Services Inc	172	12,922
National Energy Services Reunited Corp (b)	492	14,726
Natural Gas Services Group Inc	9	388
Oil States International Inc (b)	1,466	11,743
Transocean Ltd (b)	619	3,027
		65,995
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream Corp	620	14,105
California Resources Corp	226	11,949
Cheniere Energy Inc	8	1,912
ConocoPhillips	1,630	169,455
Delek US Holdings Inc	319	16,208
Devon Energy Corp	1,060	43,799
Dorian LPG Ltd	330	11,477
DT Midstream Inc	166	24,359
Excelerate Energy Inc Class A	8	303
Exxon Mobil Corp	2,308	315,550
Green Plains Inc (b)	715	10,997
HF Sinclair Corp	274	19,084
Kinder Morgan Inc	3,363	107,515
Marathon Petroleum Corp	282	72,099
NACCO Industries Inc Class A	14	701
Occidental Petroleum Corp	1,270	61,684
Riley Exploration Permian Inc	355	11,701
Williams Cos Inc/The	2,084	154,925
		1,047,823
TOTAL ENERGY		1,113,818
Financials - 11.9%
Banks - 2.0%
Arrow Financial Corp	321	13,158
Bankwell Financial Group Inc	229	13,454
Byline Bancorp Inc	353	13,294
Carter Bankshares Inc	479	16,292
Central BanCo Inc	13	395
Civista Bancshares Inc	484	13,658
Colony Bankcorp Inc	600	12,054
Commercial Bancgroup Inc	426	13,756
Community Trust Bancorp Inc	192	13,893
Farmers National Banc Corp	809	11,811
First Business Financial Services Inc	198	12,508
First Commonwealth Financial Corp	665	13,519
First Financial Corp	167	12,932
First Merchants Corp	312	13,631
Five Star Bancorp	295	14,364
Franklin Financial Services Corp	194	12,144
FVCBankcorp Inc	782	13,685
HBT Financial Inc	172	5,502
JPMorgan Chase & Co	409	133,879
MainStreet Bancshares Inc	242	5,975
NB Bancorp Inc	572	12,086
Nbt Bancorp Inc	8	395
Northeast Community Bancorp Inc	518	14,369
Northfield Bancorp Inc	810	11,931
Origin Bancorp Inc	258	13,197
Parke Bancorp Inc	390	12,932
Peapack-Gladstone Financial Corp	260	12,306
Ponce Financial Group Inc (b)	647	12,901
RBB Bancorp	509	13,954
Shore Bancshares Inc	647	14,849
Simmons First National Corp Class A	18	408
SmartFinancial Inc	291	13,654
Texas Capital Bancshares Inc	104	10,739
Third Coast Bancshares Inc (b)	8	323
United Community Bank/SC	10	351
Unity Bancorp Inc	1	59
WesBanco Inc	10	390
WSFS Financial Corp	143	10,972
		515,720
Capital Markets - 5.7%
Acadian Asset Management Inc	7	500
Ameriprise Financial Inc	160	73,402
Bank of New York Mellon Corp/The	1,191	172,231
BGC Group Inc Class A	1,001	10,701
Cboe Global Markets Inc	171	41,497
Charles Schwab Corp/The	2,513	231,875
CME Group Inc Class A	617	136,252
Evercore Inc Class A	66	22,535
Goldman Sachs Group Inc/The	115	116,308
Janus Henderson Group PLC	79	4,103
KKR & Co Inc Class A	1,011	92,790
Morgan Stanley	584	122,079
Morningstar Inc	69	10,765
MSCI Inc	112	62,724
Nasdaq Inc	589	46,425
Northern Trust Corp	321	55,803
S&P Global Inc	392	159,646
State Street Corp	481	81,578
Tradeweb Markets Inc Class A	196	19,533
		1,460,747
Consumer Finance - 0.1%
Encore Capital Group Inc (b)	162	15,112
Financial Services - 2.2%
Alerus Financial Corp	417	12,969
Berkshire Hathaway Inc Class B (b)	402	201,158
Corpay Inc (b)	100	33,327
Fiserv Inc (b)	897	43,998
Mastercard Inc Class A	324	166,406
NMI Holdings Inc (b)	268	11,012
Payoneer Global Inc (b)	1,726	12,289
PayPal Holdings Inc	1,636	70,642
Velocity Financial Inc (b)	720	13,291
Visa Inc Class A	48	16,468
		581,560
Insurance - 1.7%
Allstate Corp/The	449	106,835
Assurant Inc	72	19,334
Globe Life Inc	70	12,508
Greenlight Capital Re Ltd Class A (b)	803	12,993
Hartford Insurance Group Inc/The	449	59,501
HCI Group Inc	74	12,969
Heritage Insurance Holdings Inc (b)	400	10,432
Hippo Holdings Inc (b)	427	12,067
Horace Mann Educators Corp	258	13,326
Kingstone Cos Inc	673	12,807
Oscar Health Inc Class A (b)	897	25,582
Progressive Corp/The	483	105,511
Skyward Specialty Insurance Group Inc (b)	235	13,712
Stewart Information Services Corp	82	5,413
Trupanion Inc (b)	297	7,357
Universal Insurance Holdings Inc	327	13,525
		443,872
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Adamas Trust Inc	1,508	14,146
Ellington Financial Inc	915	12,453
MFA Financial Inc	1,189	11,521
TPG Mortgage Investment Trust Inc	1,351	10,700
TPG RE Finance Trust Inc	1,417	11,860
		60,680
TOTAL FINANCIALS		3,077,691
Health Care - 9.4%
Biotechnology - 3.5%
AbbVie Inc	1,374	345,754
ACADIA Pharmaceuticals Inc (b)	13	329
Akebia Therapeutics Inc (b)	171	195
Alnylam Pharmaceuticals Inc (b)	203	61,109
Anika Therapeutics Inc (b)	778	11,382
Annexon Inc (b)	2,379	13,584
Aura Biosciences Inc (b)	50	355
Biogen Inc rights (b)(c)	52	0
BioMarin Pharmaceutical Inc (b)	300	17,166
Catalyst Pharmaceuticals Inc (b)	485	15,244
Compass Therapeutics Inc (b)	2,085	4,566
Enanta Pharmaceuticals Inc (b)	1,083	15,790
Gilead Sciences Inc	1,545	195,195
Incyte Corp (b)	290	32,874
Larimar Therapeutics Inc (b)	3,467	10,574
Lexeo Therapeutics Inc (b)	2,438	11,349
Myriad Genetics Inc (b)	2,945	16,816
Natera Inc (b)	224	60,805
Neurocrine Biosciences Inc (b)	162	27,303
Protara Therapeutics Inc (b)	2,436	9,306
PTC Therapeutics Inc (b)	162	13,214
Puma Biotechnology Inc (b)	1,725	13,990
Sarepta Therapeutics Inc (b)	400	7,188
United Therapeutics Corp (b)	9	4,876
		888,964
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	2,557	232,023
Alphatec Holdings Inc (b)	1,392	12,041
AtriCure Inc (b)	390	10,912
Cerus Corp (b)	3,607	10,532
Inogen Inc (b)	1,951	12,584
Insulet Corp (b)	104	15,834
iRadimed Corp	127	12,136
KORU Medical Systems Inc (b)	3,119	13,100
Medtronic PLC	42	3,286
NeuroPace Inc (b)	805	12,791
Orthofix Medical Inc (b)	873	7,979
		343,218
Health Care Providers & Services - 1.0%
Aveanna Healthcare Holdings Inc (b)	1,708	14,638
Castle Biosciences Inc (b)	418	9,969
Cross Country Healthcare Inc (b)	945	12,483
Elevance Health Inc	184	71,158
HealthEquity Inc (b)	130	11,742
Humana Inc	204	81,033
Innovage Holding Corp (b)	1,287	15,251
Option Care Health Inc (b)	562	11,785
Privia Health Group Inc (b)	491	12,633
Talkspace Inc Class A (b)	479	2,491
Viemed Healthcare Inc (b)	1,279	14,581
		257,764
Health Care Technology - 0.1%
HealthStream Inc	200	5,450
Teladoc Health Inc (b)	1,802	15,281
TruBridge Inc (b)	96	2,516
		23,247
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)	238	9,125
Adaptive Biotechnologies Corp (b)	8	171
Codexis Inc (b)	5,221	11,799
Illumina Inc (b)	261	45,892
IQVIA Holdings Inc (b)	12	2,319
Mesa Laboratories Inc	132	13,141
		82,447
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	3,553	204,724
Elanco Animal Health Inc (b)	842	20,722
Eli Lilly & Co	355	425,798
Esperion Therapeutics Inc (b)	3,961	12,517
Jazz Pharmaceuticals PLC (b)	69	16,627
Johnson & Johnson	118	29,968
Merck & Co Inc	488	62,708
Organon & Co	277	3,750
SIGA Technologies Inc	2,980	10,847
Supernus Pharmaceuticals Inc (b)	226	10,511
Theravance Biopharma Inc (b)	811	13,787
Viatris Inc	1,375	21,835
		833,794
TOTAL HEALTH CARE		2,429,434
Industrials - 12.0%
Aerospace & Defense - 3.6%
AerSale Corp (b)	1,999	12,634
Carpenter Technology Corp	70	43,179
Curtiss-Wright Corp	44	33,341
GE Aerospace	869	324,772
Howmet Aerospace Inc	705	189,546
L3Harris Technologies Inc	325	94,442
Park Aerospace Corp	353	13,470
RTX Corp	873	165,634
StandardAero Inc (b)	393	11,755
V2X Inc (b)	159	11,855
		900,628
Air Freight & Logistics - 0.4%
FedEx Corp	360	112,727
Building Products - 1.7%
A O Smith Corp	193	12,105
Allegion plc	135	18,966
Apogee Enterprises Inc	312	14,271
Armstrong World Industries Inc	67	10,748
Griffon Corp	133	12,971
Johnson Controls International plc	1,128	164,812
Trane Technologies PLC	391	192,044
Zurn Elkay Water Solutions Corp	257	12,986
		438,903
Commercial Services & Supplies - 0.5%
Cintas Corp	582	98,987
Enviri Corp	586	12,863
OPENLANE Inc (b)	422	17,403
		129,253
Construction & Engineering - 0.6%
AECOM	201	14,030
API Group Corp (b)	100	4,234
Comfort Systems USA Inc	47	93,152
Orion Group Holdings Inc (b)	1,096	18,435
Tutor Perini Corp	161	13,358
Valmont Industries Inc	33	19,061
		162,270
Electrical Equipment - 2.9%
Acuity Inc	51	19,210
AMETEK Inc	405	97,986
Eaton Corp PLC	585	249,280
EnerSys	69	16,134
LSI Industries Inc	33	876
nVent Electric PLC	280	47,491
Rockwell Automation Inc	193	95,550
Sensata Technologies Holding PLC	357	17,043
Vertiv Holdings Co Class A	591	197,879
Vicor Corp (b)	37	14,052
		755,501
Ground Transportation - 1.1%
Fedex Freight Holding Co Inc	172	25,972
Lyft Inc Class A (b)	970	14,172
Norfolk Southern Corp	68	21,392
Uber Technologies Inc (b)	3,256	234,953
		296,489
Machinery - 0.6%
Astec Industries Inc	198	12,116
CECO Environmental Corp (b)	97	8,802
Crane Co	76	16,953
Gates Industrial Corp PLC (b)	491	13,733
Gorman-Rupp Co/The	138	12,660
Hillman Solutions Corp (b)	1,623	13,698
Illinois Tool Works Inc	4	1,082
ITT Inc	1	197
Kennametal Inc	321	11,251
Manitowoc Co Inc/The (b)	777	10,793
Proto Labs Inc (b)	171	13,938
Westinghouse Air Brake Technologies Corp	191	51,494
Worthington Enterprises Inc	6	323
		167,040
Marine Transportation - 0.1%
Kirby Corp (b)	100	13,597
Pangaea Logistics Solutions Ltd	1,248	8,112
		21,709
Passenger Airlines - 0.0%
SkyWest Inc (b)	106	10,528
Professional Services - 0.1%
ExlService Holdings Inc (b)	367	9,491
Legalzoom.com Inc (b)	1,000	6,130
Leidos Holdings Inc	3	309
		15,930
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	63	21,303
Custom Truck One Source Inc Class A (b)	1,636	19,321
Global Industrial Co	424	14,187
Karat Packaging Inc	426	14,254
NPK International Inc (b)	837	13,317
Rush Enterprises Inc Class A	74	5,401
Rush Enterprises Inc Class B	96	7,344
		95,127
TOTAL INDUSTRIALS		3,106,105
Information Technology - 36.1%
Communications Equipment - 1.6%
BK Technologies Corp (b)	147	12,639
Calix Inc (b)	170	6,344
Cisco Systems Inc	2,786	327,244
Extreme Networks Inc (b)	743	24,051
Harmonic Inc (b)	1,186	19,367
NetScout Systems Inc (b)	427	18,596
Vistance Networks Inc	985	12,588
		420,829
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp Class A	1,558	274,707
Arlo Technologies Inc (b)	1,002	13,507
Arrow Electronics Inc (b)	78	16,646
Avnet Inc	198	17,586
Cognex Corp	290	21,002
Keysight Technologies Inc (b)	303	106,071
Littelfuse Inc	43	19,579
ScanSource Inc (b)	236	12,293
TD SYNNEX Corp	134	35,824
		517,215
IT Services - 0.4%
Backblaze Inc Class A (b)	1,458	23,124
Commerce.com Inc (b)	4,126	12,213
Fastly Inc Class A (b)	426	7,821
GoDaddy Inc Class A (b)	224	19,013
MongoDB Inc Class A (b)	43	14,444
VeriSign Inc	143	35,973
		112,588
Semiconductors & Semiconductor Equipment - 18.9%
Advanced Micro Devices Inc (b)	356	206,804
Amkor Technology Inc	205	17,677
Analog Devices Inc	589	233,933
Applied Materials Inc	159	114,957
Broadcom Inc	2,079	785,343
Cirrus Logic Inc (b)	97	14,407
Credo Technology Group Holding Ltd (b)	155	42,152
Diodes Inc (b)	110	12,038
Intel Corp (b)	236	32,953
KLA Corp	422	127,322
Lam Research Corp	916	396,930
MACOM Technology Solutions Holdings Inc (b)	113	42,982
Marvell Technology Inc	10	2,979
MaxLinear Inc (b)	613	78,482
Micron Technology Inc	556	641,785
NVIDIA Corp	9,078	1,816,418
Onto Innovation Inc (b)	76	28,762
Qnity Electronics Inc	16	2,613
Qorvo Inc (b)	136	12,685
QUALCOMM Inc	648	119,744
Silicon Laboratories Inc (b)	12	2,623
Teradyne Inc	264	127,734
Universal Display Corp	137	11,863
		4,873,186
Software - 6.0%
8x8 Inc (b)	7,039	12,037
ACI Worldwide Inc (b)	173	8,700
Adobe Inc (b)	712	145,974
Alarm.com Holdings Inc (b)	234	10,932
Appian Corp Class A (b)	418	9,572
Asana Inc Class A (b)	1,386	9,702
Blackbaud Inc (b)	229	6,783
Clear Secure Inc Class A	258	14,378
Crowdstrike Holdings Inc Class A (b)	95	72,498
CS Disco Inc (b)	3,500	13,230
Docusign Inc (b)	332	14,747
eGain Corp (b)	1,918	12,083
Elastic NV (b)	198	11,290
Fortinet Inc (b)	1,091	167,600
Freshworks Inc Class A (b)	965	9,766
HubSpot Inc (b)	78	14,236
LiveRamp Holdings Inc (b)	85	3,199
Microsoft Corp	2,141	798,637
OneSpan Inc	934	13,403
Ooma Inc (b)	896	17,221
Q2 Holdings Inc (b)	226	10,871
Red Violet Inc (b)	192	12,234
Sprinklr Inc Class A (b)	2,346	12,105
Sprout Social Inc Class A (b)	1,925	14,534
Telos Corp (b)	2,915	13,409
Tenable Holdings Inc (b)	609	22,460
Unity Software Inc (b)	200	5,716
Workiva Inc Class A (b)	203	9,848
Xperi Inc (b)	1,989	16,369
Yext Inc (b)	3,009	14,052
Zoom Communications Inc Class A (b)	448	38,667
		1,536,253
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc	5,460	1,579,906
Corsair Gaming Inc (b)	120	1,160
Diebold Nixdorf Inc (b)	139	11,818
Hewlett Packard Enterprise Co	975	43,982
Western Digital Corp	325	207,584
		1,844,450
TOTAL INFORMATION TECHNOLOGY		9,304,521
Materials - 3.4%
Chemicals - 1.4%
Albemarle Corp	70	9,452
Balchem Corp	69	11,658
Dow Inc	1,155	31,601
Ecolab Inc	434	120,917
Ingevity Corp (b)	173	12,918
Innospec Inc	36	2,930
International Flavors & Fragrances Inc	3	237
Linde PLC	314	162,947
Mativ Holdings Inc	1,512	11,446
		364,106
Construction Materials - 0.5%
CRH PLC	1,157	123,799
United States Lime & Minerals Inc	72	7,536
		131,335
Containers & Packaging - 0.0%
O-I Glass Inc (b)	769	7,405
Metals & Mining - 1.5%
Commercial Metals Co	194	12,174
Compass Minerals International Inc (b)	398	12,390
Freeport-McMoRan Inc	813	51,130
Hecla Mining Co	32	493
Kaiser Aluminum Corp	75	14,672
Materion Corp	73	21,709
Newmont Corp	1,637	152,896
Nucor Corp	417	92,887
Ryerson Holding Corp	459	11,296
Tredegar Corp (b)	1,223	9,735
		379,382
TOTAL MATERIALS		882,228
Real Estate - 0.8%
Diversified REITs - 0.1%
CTO Realty Growth Inc	610	13,122
Modiv Industrial Inc Class C	116	2,018
		15,140
Health Care REITs - 0.1%
Diversified Healthcare Trust	1,635	15,206
LTC Properties Inc	293	11,265
		26,471
Industrial REITs - 0.0%
First Industrial Realty Trust Inc	223	13,672
Real Estate Management & Development - 0.2%
AGNT Inc	2,051	11,096
Cushman & Wakefield Ltd	927	12,413
Newmark Group Inc Class A	677	10,229
Zillow Group Inc Class C (b)	390	12,293
		46,031
Retail REITs - 0.1%
Brixmor Property Group Inc	491	15,481
Phillips Edison & Co Inc	293	12,195
SITE Centers Corp	2,048	8,131
Whitestone REIT	146	2,768
		38,575
Specialized REITs - 0.3%
Millrose Properties Inc Class A	418	12,560
Outfront Media Inc	384	12,580
VICI Properties Inc	1,854	49,224
		74,364
TOTAL REAL ESTATE		214,253
Utilities - 0.6%
Electric Utilities - 0.1%
Edison International	1	74
PPL Corp	449	16,322
		16,396
Gas Utilities - 0.0%
Atmos Energy Corp	8	1,378
Southwest Gas Holdings Inc	4	354
		1,732
Independent Power and Renewable Electricity Producers - 0.0%
Hallador Energy Co (b)	15	260
Multi-Utilities - 0.5%
Avista Corp	320	13,091
Sempra	1,133	105,041
Unitil Corp	200	10,538
		128,670
Water Utilities - 0.0%
Consolidated Water Co Ltd	293	8,644
TOTAL UTILITIES		155,702
TOTAL UNITED STATES		25,102,371
TOTAL COMMON STOCKS (Cost $23,338,169)		25,281,633

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9% (Cost $3,622)	152	3,156

U.S. Treasury Obligations - 0.3%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (e)	3.63	60,000	59,994
US Treasury Bills 0% 9/10/2026 (e)	3.66	30,000	29,784
TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,780)			89,778

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $464,935)	3.69	464,842	464,935

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $23,896,506)	25,839,502
NET OTHER ASSETS (LIABILITIES) - 0.1%	17,209
NET ASSETS - 100.0%	25,856,711

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	1	9/2026	377,413	6,020

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,778.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	3,386,362	2,921,428	4,259	1	-	464,935	464,842	0.0%
Total	-	3,386,362	2,921,428	4,259	1	-	464,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,280,953	2,280,953	-	-
Consumer Discretionary	1,952,855	1,952,855	-	-
Consumer Staples	609,899	609,899	-	-
Energy	1,159,101	1,159,101	-	-
Financials	3,104,492	3,104,492	-	-
Health Care	2,445,620	2,445,620	-	-
Industrials	3,124,694	3,124,694	-	-
Information Technology	9,351,836	9,351,836	-	-
Materials	882,228	882,228	-	-
Real Estate	214,253	214,253	-	-
Utilities	155,702	155,702	-	-

Non-Convertible Preferred Stocks
Communication Services	3,156	3,156	-	-

U.S. Treasury Obligations	89,778	-	89,778	-

Money Market Funds	464,935	464,935	-	-
Total Investments in Securities:	25,839,502	25,749,724	89,778	-
Derivative Instruments:

Assets
Futures Contracts	6,020	6,020	-	-
Total Assets	6,020	6,020	-	-
Total Derivative Instruments:	6,020	6,020	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,020	-
Total Equity Risk	6,020	-
Total Value of Derivatives	6,020	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced U.S. All-Cap Equity ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,431,571)	$25,374,567
Fidelity Central Funds (cost $464,935)	464,935

Total Investment in Securities (cost $23,896,506)		$25,839,502
Cash		18,300
Receivable for investments sold		6,909
Dividends receivable		8,706
Distributions receivable from Fidelity Central Funds		1,401
Receivable for variation margin on futures contracts		2,400
Other receivables		10
Total assets		25,877,228
Liabilities
Payable for investments purchased	$16,941
Accrued management fee	3,576
Total liabilities		20,517
Net Assets		$25,856,711
Net Assets consist of:
Paid in capital		$24,009,923
Total accumulated earnings (loss)		1,846,788
Net Assets		$25,856,711
Net Asset Value, offering price and redemption price per share ($25,856,711 ÷ 800,000 shares)		$32.32
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$108,067
Interest		1,634
Income from Fidelity Central Funds		4,259
Total income		113,960
Expenses
Management fee	$18,387
Independent trustees' fees and expenses	25
Total expenses before reductions	18,412
Expense reductions	(805)
Total expenses after reductions		17,607
Net Investment income (loss)		96,353
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(442)
Redemptions in-kind	536,690
Fidelity Central Funds	1
Futures contracts	(1,203)
Total net realized gain (loss)		535,046
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,582,670
Futures contracts	6,020
Total change in net unrealized appreciation (depreciation)		1,588,690
Net gain (loss)		2,123,736
Net increase (decrease) in net assets resulting from operations		$2,220,089
Statement of Changes in Net Assets

	Year ended June 30, 2026	For the period November 19, 2024 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,353	$32,380
Net realized gain (loss)	535,046	(102,730)
Change in net unrealized appreciation (depreciation)	1,588,690	360,326
Net increase (decrease) in net assets resulting from operations	2,220,089	289,976
Distributions to shareholders	(97,325)	(33,050)

Share transactions
Proceeds from sales of shares	29,460,853	4,992,949
Cost of shares redeemed	(10,976,781)	-

Net increase (decrease) in net assets resulting from share transactions	18,484,072	4,992,949
Total increase (decrease) in net assets	20,606,836	5,249,875

Net Assets
Beginning of period	5,249,875	-
End of period	$25,856,711	$5,249,875

Other Information
Shares
Sold	975,000	200,000
Redeemed	(375,000)	-
Net increase (decrease)	600,000	200,000

Financial Highlights
Fidelity® Enhanced U.S. All-Cap Equity ETF

Years ended June 30,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$26.25	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.28	.18
Net realized and unrealized gain (loss)	6.04	1.15
Total from investment operations	6.32	1.33
Distributions from net investment income	(.25)	(.18)
Total distributions	(.25)	(.18)
Net asset value, end of period	$32.32	$26.25
Total Return D,E,F	24.20%	5.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.18%	.18% I
Expenses net of fee waivers, if any	.18%	.18% I
Expenses net of all reductions, if any	.17%	.17% I
Net investment income (loss)	.95%	1.21% I
Supplemental Data
Net assets, end of period (000 omitted)	$25,857	$5,250
Portfolio turnover rate J	66 % K	101% I,K

AFor the period November 19, 2024 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2026

1. Organization.
Fidelity Enhanced Emerging Markets ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap Core ETF (formerly Fidelity Enhanced Mid Cap ETF), Fidelity Enhanced Mid Cap Growth ETF, Fidelity Enhanced Mid Cap Value ETF, Fidelity Enhanced Small Cap Core ETF (formerly Fidelity Enhanced Small Cap ETF), Fidelity Enhanced Small Cap Growth ETF, Fidelity Enhanced Small Cap Value ETF, and Fidelity Enhanced U.S. All-Cap Equity ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Enhanced Large Cap Growth ETF is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During January 2026 the Board approved to change the name of Fidelity Enhanced Mid Cap ETF and Fidelity Enhanced Small Cap ETF to Fidelity Enhanced Mid Cap Core ETF and Fidelity Enhanced Small Cap Core ETF, respectively, effective April 30, 2026.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity Enhanced International ETF has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Enhanced Emerging Markets ETF	131,472,221	35,669,375	(8,123,156)	27,546,219
Fidelity Enhanced International ETF	9,039,715,751	1,654,948,996	(314,901,547)	1,340,047,449
Fidelity Enhanced Large Cap Core ETF	6,287,768,064	1,704,582,045	(248,547,899)	1,456,034,146
Fidelity Enhanced Large Cap Growth ETF	4,151,820,260	1,671,657,809	(112,905,117)	1,558,752,692
Fidelity Enhanced Large Cap Value ETF	2,765,758,605	535,431,051	(108,133,587)	427,297,464
Fidelity Enhanced Mid Cap Core ETF	6,617,944,605	1,198,746,833	(288,995,965)	909,750,868
Fidelity Enhanced Mid Cap Growth ETF	6,164,603	629,931	(144,272)	485,659
Fidelity Enhanced Mid Cap Value ETF	5,117,995	349,043	(173,628)	175,415
Fidelity Enhanced Small Cap Core ETF	5,031,419,763	1,278,786,224	(230,432,999)	1,048,353,225
Fidelity Enhanced Small Cap Growth ETF	5,074,599	771,334	(160,888)	610,446
Fidelity Enhanced Small Cap Value ETF	6,297,717	573,640	(198,829)	374,811
Fidelity Enhanced U.S. All-Cap Equity ETF	23,899,515	3,010,643	(1,070,656)	1,939,987

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Enhanced Emerging Markets ETF	1,196,480	(1,785,933)	27,545,439
Fidelity Enhanced International ETF	20,204,284	(142,865,753)	1,340,180,070
Fidelity Enhanced Large Cap Core ETF	-	(153,561,931)	1,456,034,146
Fidelity Enhanced Large Cap Growth ETF	235,732	(169,702,567)	1,558,752,692
Fidelity Enhanced Large Cap Value ETF	-	(70,951,826)	427,297,464
Fidelity Enhanced Mid Cap Core ETF	-	(216,946,875)	909,750,868
Fidelity Enhanced Mid Cap Growth ETF	30,162	-	485,659
Fidelity Enhanced Mid Cap Value ETF	161,911	-	175,415
Fidelity Enhanced Small Cap Core ETF	-	(111,684,570)	1,048,353,225
Fidelity Enhanced Small Cap Growth ETF	190,328	-	610,446
Fidelity Enhanced Small Cap Value ETF	63,773	-	374,811
Fidelity Enhanced U.S. All-Cap Equity ETF	-	(93,199)	1,939,987

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Enhanced Emerging Markets ETF	(1,316,954)	(468,979)	(1,785,933)
Fidelity Enhanced International ETF	(142,865,753)	-	(142,865,753)
Fidelity Enhanced Large Cap Core ETF	(153,561,931)	-	(153,561,931)
Fidelity Enhanced Large Cap Growth ETF	(153,705,249)	(15,997,318)	(169,702,567)
Fidelity Enhanced Large Cap Value ETF	(51,610,796)	(19,341,030)	(70,951,826)
Fidelity Enhanced Mid Cap Core ETF	(186,020,438)	(30,926,437)	(216,946,875)
Fidelity Enhanced Small Cap Core ETF	(80,459,129)	(31,225,441)	(111,684,570)
Fidelity Enhanced U.S. All-Cap Equity ETF	(93,199)	-	(93,199)

The tax character of distributions paid was as follows:

June 30, 2026
	Ordinary Income ($)	Total ($)
Fidelity Enhanced Emerging Markets ETF	1,494,100	1,494,100
Fidelity Enhanced International ETF	231,316,429	231,316,429
Fidelity Enhanced Large Cap Core ETF	59,304,321	59,304,321
Fidelity Enhanced Large Cap Growth ETF	18,331,326	18,331,326
Fidelity Enhanced Large Cap Value ETF	44,361,233	44,361,233
Fidelity Enhanced Mid Cap Core ETF	61,321,641	61,321,641
Fidelity Enhanced Mid Cap Growth ETF A	6,250	6,250
Fidelity Enhanced Mid Cap Value ETF A	13,800	13,800
Fidelity Enhanced Small Cap Core ETF	33,918,782	33,918,782
Fidelity Enhanced Small Cap Growth ETF A	1,800	1,800
Fidelity Enhanced Small Cap Value ETF A	18,250	18,250
Fidelity Enhanced U.S. All-Cap Equity ETF	97,325	97,325

June 30, 2025
	Ordinary Income ($)	Total ($)
Fidelity Enhanced Emerging Markets ETF	170,800	170,800
Fidelity Enhanced International ETF	66,312,030	66,312,030
Fidelity Enhanced Large Cap Core ETF	45,512,986	45,512,986
Fidelity Enhanced Large Cap Growth ETF	15,582,492	15,582,492
Fidelity Enhanced Large Cap Value ETF	38,336,716	38,336,716
Fidelity Enhanced Mid Cap Core ETF	29,122,156	29,122,156
Fidelity Enhanced Small Cap Core ETF	16,951,185	16,951,185
Fidelity Enhanced U.S. All-Cap Equity ETF	33,050	33,050

A For the period April 28,2026 (commencement of operations) through June 30,2026.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced Emerging Markets ETF	198,356,349	88,961,249
Fidelity Enhanced International ETF	7,342,311,878	5,820,371,074
Fidelity Enhanced Large Cap Core ETF	5,936,102,607	4,500,585,248
Fidelity Enhanced Large Cap Growth ETF	4,565,284,972	3,198,427,796
Fidelity Enhanced Large Cap Value ETF	2,889,534,906	1,854,002,043
Fidelity Enhanced Mid Cap Core ETF	4,347,549,676	3,535,079,032
Fidelity Enhanced Mid Cap Growth ETF	2,253,591	2,135,587
Fidelity Enhanced Mid Cap Value ETF	1,065,833	1,026,596
Fidelity Enhanced Small Cap Core ETF	2,877,959,753	1,792,243,798
Fidelity Enhanced Small Cap Growth ETF	1,643,477	1,531,053
Fidelity Enhanced Small Cap Value ETF	1,316,506	1,235,493
Fidelity Enhanced U.S. All-Cap Equity ETF	8,521,262	6,052,023

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced Emerging Markets ETF	11,031,392	3,835,293
Fidelity Enhanced International ETF	5,280,807,436	933,142,832
Fidelity Enhanced Large Cap Core ETF	1,837,977,513	1,470,533,597
Fidelity Enhanced Large Cap Growth ETF	1,348,788,175	1,596,506,354
Fidelity Enhanced Large Cap Value ETF	283,498,561	1,104,247,799
Fidelity Enhanced Mid Cap Core ETF	3,606,415,110	788,389,187
Fidelity Enhanced Mid Cap Growth ETF	6,033,795	-
Fidelity Enhanced Mid Cap Value ETF	4,866,673	-
Fidelity Enhanced Small Cap Core ETF	2,356,200,502	1,049,793,250
Fidelity Enhanced Small Cap Growth ETF	4,797,328	-
Fidelity Enhanced Small Cap Value ETF	6,089,816	-
Fidelity Enhanced U.S. All-Cap Equity ETF	18,888,254	3,354,972
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Enhanced Emerging Markets ETF	.38%
Fidelity Enhanced International ETF	.28%
Fidelity Enhanced Large Cap Core ETF	.18%
Fidelity Enhanced Large Cap Growth ETF	.18%
Fidelity Enhanced Large Cap Value ETF	.18%
Fidelity Enhanced Mid Cap Core ETF	.23%
Fidelity Enhanced Mid Cap Growth ETF	.23%
Fidelity Enhanced Mid Cap Value ETF	.23%
Fidelity Enhanced Small Cap Core ETF	.28%
Fidelity Enhanced Small Cap Growth ETF	.28%
Fidelity Enhanced Small Cap Value ETF	.28%
Fidelity Enhanced U.S. All-Cap Equity ETF	.18%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Enhanced Emerging Markets ETF	205
Fidelity Enhanced International ETF	13,601
Fidelity Enhanced Large Cap Core ETF	58,664
Fidelity Enhanced Large Cap Growth ETF	33,000
Fidelity Enhanced Large Cap Value ETF	34,145
Fidelity Enhanced Mid Cap Core ETF	89,534
Fidelity Enhanced Mid Cap Value ETF	1
Fidelity Enhanced Small Cap Core ETF	140,238
Fidelity Enhanced U.S. All-Cap Equity ETF	64

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, Fidelity Enhanced Large Cap Value ETF had interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Enhanced Emerging Markets ETF	Borrower	5,677,857	3.89%	4,300
Fidelity Enhanced International ETF	Borrower	75,592,000	3.88%	65,145
Fidelity Enhanced Large Cap Core ETF	Borrower	45,635,000	3.88%	4,918
Fidelity Enhanced Large Cap Value ETF	Borrower	19,616,000	3.88%	6,341

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enhanced Emerging Markets ETF	143,877	1,888,252	105,583
Fidelity Enhanced International ETF	261,250,330	333,427,686	8,522,597
Fidelity Enhanced Large Cap Core ETF	278,810,937	309,964,800	(7,341,818)
Fidelity Enhanced Large Cap Growth ETF	502,425,511	363,861,007	(43,419,414)
Fidelity Enhanced Large Cap Value ETF	300,146,449	156,975,671	1,478,088
Fidelity Enhanced Mid Cap Core ETF	285,595,404	283,830,189	(23,936,477)
Fidelity Enhanced Mid Cap Growth ETF	-	10,843	2,121
Fidelity Enhanced Mid Cap Value ETF	-	3,454	(565)
Fidelity Enhanced Small Cap Core ETF	89,520,445	68,690,929	(1,824,030)
Fidelity Enhanced Small Cap Growth ETF	7,185	1,182	269
Fidelity Enhanced Small Cap Value ETF	-	-	-
Fidelity Enhanced U.S. All-Cap Equity ETF	95,685	65,249	(3,825)

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Enhanced International ETF	16,339
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Enhanced Emerging Markets ETF	171	-	-
Fidelity Enhanced International ETF	51,910	105	-
Fidelity Enhanced Large Cap Core ETF	1,358	1	-
Fidelity Enhanced Large Cap Growth ETF	1,332	-	-
Fidelity Enhanced Large Cap Value ETF	31,094	24	-
Fidelity Enhanced Mid Cap Core ETF	115,371	488	-
Fidelity Enhanced Small Cap Core ETF	57,318	4,876	51,750

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Enhanced International ETF	11,002,475
Fidelity Enhanced Large Cap Core ETF	30,060,435
Fidelity Enhanced Large Cap Growth ETF	32,639,387
Fidelity Enhanced Large Cap Value ETF	27,301,861
Fidelity Enhanced Mid Cap Core ETF	94,367,464
Fidelity Enhanced Small Cap Core ETF	202,807,530
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Enhanced Emerging Markets ETF	234
Fidelity Enhanced International ETF	1,159
Fidelity Enhanced Large Cap Core ETF	876
Fidelity Enhanced Large Cap Growth ETF	1,107
Fidelity Enhanced Large Cap Value ETF	1,942
Fidelity Enhanced Mid Cap Core ETF	2,017
Fidelity Enhanced Small Cap Core ETF	8,608
Fidelity Enhanced U.S. All-Cap Equity ETF	805
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of each of the twelve funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of June 30, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Enhanced Large Cap Core ETF Fidelity Enhanced Large Cap Value ETF Fidelity Enhanced Large Cap Growth ETF Fidelity Enhanced International ETF Fidelity Enhanced Mid Cap Core ETF	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026 and 2025, the period from September 1, 2023 through June 30, 2024, and the years ended August 31, 2023, 2022 and 2021
Fidelity Enhanced Small Cap Core ETF	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026 and 2025, the period from March 1, 2024 through June 30, 2024, the year ended February 29, 2024, and the years ended February 28, 2023 and 2022
Fidelity Enhanced U.S. All-Cap Equity ETF Fidelity Enhanced Emerging Markets ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and the period November 19, 2024 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and the period November 19, 2024 (commencement of operations) through June 30, 2025
Fidelity Enhanced Mid Cap Growth ETF Fidelity Enhanced Mid Cap Value ETF Fidelity Enhanced Small Cap Growth ETF Fidelity Enhanced Small Cap Value ETF	For the period April 28, 2026 (commencement of operations) through June 30, 2026	For the period April 28, 2026 (commencement of operations) through June 30, 2026	For the period April 28, 2026 (commencement of operations) through June 30, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Enhanced Large Cap Core ETF
September 2025 December 2025 March 2026 June 2026	95% 95% 100% 100%
Fidelity Enhanced Large Cap Growth ETF
September 2025 December 2025 March 2026 June 2026	100% 100% 100% 100%
Fidelity Enhanced Large Cap Value ETF
September 2025 December 2025 March 2026 June 2026	83% 83% 87% 87%
Fidelity Enhanced Mid Cap Core ETF
September 2025 December 2025 March 2026 June 2026	69% 69% 74% 74%
Fidelity Enhanced Mid Cap Growth ETF
June 2026	91%
Fidelity Enhanced Mid Cap Value ETF
June 2026	81%
Fidelity Enhanced Small Cap Core ETF
September 2025 December 2025 March 2026 June 2026	80% 80% 73% 73%
Fidelity Enhanced Small Cap Growth ETF
June 2026	100%
Fidelity Enhanced Small Cap Value ETF
June 2026	68%
Fidelity Enhanced U.S. All-Cap Equity ETF
September 2025 December 2025 March 2026 June 2026	97% 100% 94% 94%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Enhanced Emerging Markets ETF
September 2025 December 2025 March 2026 June 2026	33.42% 45.48% 47.06% 47.06%
Fidelity Enhanced International ETF
September 2025 December 2025 March 2026 June 2026	20.81% 48.79% 85.01% 85.01%
Fidelity Enhanced Large Cap Core ETF September 2025 December 2025 March 2026 June 2026 Fidelity Enhanced Large Cap Growth ETF September 2025 December 2025 March 2026 June 2026	99.99% 99.99% 100% 100% 100% 100% 100% 100%
Fidelity Enhanced Large Cap Value ETF
September 2025 December 2025 March 2026 June 2026	91.87% 91.87% 85.30% 85.30%
Fidelity Enhanced Mid Cap Core ETF
September 2025 December 2025 March 2026 June 2026	79.45% 79.45% 75.92% 75.92%
Fidelity Enhanced Mid Cap Growth ETF
June 2026	87.12%
Fidelity Enhanced Mid Cap Value ETF
June 2026	89.25%
Fidelity Enhanced Small Cap Core ETF
September 2025 December 2025 March 2026 June 2026	85.81% 85.81% 77.02% 77.02%
Fidelity Enhanced Small Cap Growth ETF
June 2026	100%
Fidelity Enhanced Small Cap Value ETF
June 2026	80.52%
Fidelity Enhanced U.S. All-Cap Equity ETF
September 2025 December 2025 March 2026 June 2026	99.04% 100% 100% 100%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Enhanced Large Cap Core ETF
September 2025 December 2025 March 2026 June 2026	0.02% 0.02% 0.00% 0.00%
Fidelity Enhanced Large Cap Value ETF
September 2025 December 2025 March 2026 June 2026	6.97% 6.97% 5.52% 5.52%
Fidelity Enhanced Mid Cap Core ETF
September 2025 December 2025 March 2026 June 2026	20.27% 20.27% 15.78% 15.78%
Fidelity Enhanced Mid Cap Growth ETF
June 2026	12.88%
Fidelity Enhanced Mid Cap Value ETF
June 2026	10.75%
Fidelity Enhanced Small Cap Core ETF
September 2025 December 2025 March 2026 June 2026	14.20% 14.20% 7.84% 7.84%
Fidelity Enhanced Small Cap Growth ETF June 2026	0.00%
Fidelity Enhanced Small Cap Value ETF
June 2026	19.15%
Fidelity Enhanced U.S. All-Cap Equity ETF September 2025 December 2025 March 2026 June 2026	0.97% 0.00% 0.00% 0.00%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Enhanced Emerging Markets ETF	$48,095
Fidelity Enhanced International ETF	$3,705,827
Fidelity Enhanced Large Cap Core ETF	$1,248,273
Fidelity Enhanced Large Cap Value ETF	$1,087,967
Fidelity Enhanced Mid Cap Core ETF	$1,851,719
Fidelity Enhanced Mid Cap Growth ETF	$199
Fidelity Enhanced Mid Cap Value ETF	$233
Fidelity Enhanced Small Cap Core ETF	$1,658,858
Fidelity Enhanced Small Cap Value ETF	$445
Fidelity Enhanced U.S. All-Cap Equity ETF	$5,174

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Enhanced Emerging Markets ETF	03/25/2025	$0.1059	$0.0173
	06/24/2025	$0.2862	$0.0467
	09/23/2025	$0.1573	$0.0146
	12/23/2025	$0.1436	$0.0133
Fidelity Enhanced International ETF	03/25/2025	$0.2257	$0.0103
	06/24/2025	$0.3528	$0.0161
	09/23/2025	$0.1696	$0.0051
	12/23/2025	$0.3634	$0.0110

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Enhanced Mid Cap Growth ETF
Fidelity Enhanced Mid Cap Value ETF
Fidelity Enhanced Small Cap Growth ETF
Fidelity Enhanced Small Cap Value ETF
At its January 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Adviser's staff, such as size, education, experience, and resources, as well as the Investment Adviser's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Adviser and its affiliates under the Advisory Contract and under separate agreements covering pricing and bookkeeping and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. The Board considered the Investment Adviser's strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have a similar investment process as the funds.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contract should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contract, the Board considered each fund's proposed all-inclusive management fee rate out of which FMR will pay all operating expenses of each fund, with certain limited exceptions, and the projected total expense ratio of the fund. The Board noted that each fund's proposed management fee rate is below the median fee rate of funds with similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper), regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons.
Based on its review, the Board concluded that each fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of each fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be approved through May 31, 2027.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Enhanced Emerging Markets ETF
Fidelity Enhanced International ETF
Fidelity Enhanced Large Cap Core ETF
Fidelity Enhanced Large Cap Growth ETF
Fidelity Enhanced Large Cap Value ETF
Fidelity Enhanced Mid Cap Core ETF
Fidelity Enhanced Small Cap Core ETF
Fidelity Enhanced U.S. All-Cap Equity ETF
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the funds' Advisory Contract for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of each fund's Advisory Contract will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contract; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contract, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contract is fair and reasonable, and that each fund's Advisory Contract should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of each fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that each fund's management fee structure is fair and reasonable, and that the continuation of the funds' Advisory Contract should be approved for two months from June 1, 2026 through July 31, 2026.

1.9910053.102
EIE-ANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026